UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04149

Franklin Tax-Free Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: _2/28

Date of reporting period: 11/30/14

Item 1. Schedule of Investments.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited)

Franklin Alabama Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 97.6%
Alabama 93.4%
Alabama State Port Authority Docks Facilities Revenue, Refunding, 6.00%, 10/01/40	$3,000,000	$3,444,930
Anniston PBA Building Revenue, Judicial Center Project, AGMC Insured, 5.00%, 3/01/43	4,120,000	4,485,444
Athens GO, wts., XLCA Insured, Pre-Refunded, 5.00%, 2/01/36	2,560,000	2,699,955
Auburn University General Fee Revenue, Series A, AGMC Insured, 5.00%, 6/01/38	5,000,000	5,396,200
Baldwin County Board of Education Revenue, School wts., Refunding, 5.00%,
6/01/24	2,605,000	3,067,049
6/01/26	2,870,000	3,332,041
6/01/27	3,015,000	3,451,843
Bessemer Governmental Utility Services Corp. Water Supply Revenue, Refunding, Series A, Assured Guaranty, 5.00%,
6/01/39	3,825,000	4,067,276
Birmingham GO, Capital Appreciation, Series A, zero cpn. to 3/01/17, 5.00% thereafter, 3/01/43	5,000,000	4,877,450
Birmingham Special Care Facilities Financing Authority, Health Care Facility Revenue, Children's Hospital, Assured
Guaranty, 6.00%, 6/01/39	4,000,000	4,637,800
Birmingham Waterworks Board Water Revenue,
Series A, Assured Guaranty, 5.25%, 1/01/39	5,950,000	6,644,127
Series B, 5.00%, 1/01/43	3,745,000	4,156,650
Butler County IDA Environmental Improvement Revenue, International Paper Co. Projects, Series A, 7.00%, 9/01/32	1,000,000	1,150,180
Butler County Public Education Cooperative District Revenue, Limited Obligation School, Series A, XLCA Insured, 5.00%,
7/01/37	9,025,000	9,181,674
Central Elmore Water and Sewer Authority Revenue, Water, NATL Insured, Pre-Refunded, 5.00%, 1/01/29	4,290,000	4,507,760
Chatom IDB Gulf Opportunity Zone Revenue, PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty,
5.00%,
8/01/30	5,250,000	5,915,018
8/01/37	5,000,000	5,511,400
Cullman Utilities Board Water Revenue, AGMC Insured, 5.00%, 9/01/41	3,000,000	3,251,670
DCH Health Care Authority Health Care Facilities Revenue, 5.125%, 6/01/36	7,000,000	7,170,380
East Alabama Health Care Authority Health Care Facilities Revenue, Mandatory Put 9/01/18,
Series A, 5.25%, 9/01/36	5,000,000	5,552,700
Series B, 5.50%, 9/01/33	4,500,000	5,037,660
Homewood Educational Building Authority Revenue, Educational Facilities, Samford University, Series A, AGMC Insured,
5.00%, 12/01/41	10,000,000	10,950,500
Homewood GO, Capital Improvement wts., 5.00%, 9/01/42	4,000,000	4,432,360
Houston County Health Care Authority Revenue, Refunding, Series A, AMBAC Insured, 5.25%, 10/01/30	5,000,000	5,066,950
Huntsville PBA Lease Revenue,
Capital Center Improvement, 2014, NATL Insured, Pre-Refunded, 5.00%, 10/01/33	2,820,000	3,110,516
Municipal Justice Center, Capital Improvement, Refunding, NATL Insured, 5.00%, 10/01/33	5,180,000	5,635,426
Jefferson County Revenue, Limited Obligation School wts., Series A, 5.00%, 1/01/24	2,000,000	2,032,040
Leeds Public Educational Building Authority Educational Facilities Revenue, Assured Guaranty, 5.125%, 4/01/33	7,410,000	7,912,102
Limestone County Water and Sewer Authority Water Revenue,
AMBAC Insured, 5.00%, 12/01/29	1,540,000	1,606,528
AMBAC Insured, 5.00%, 12/01/31	3,910,000	4,069,176
Assured Guaranty, 5.00%, 12/01/39	3,750,000	4,059,263
Madison County Board of Education Capital Outlay Revenue, Tax Anticipation wts., Assured Guaranty, 5.125%, 9/01/34	600,000	667,992
Madison GO, wts., Refunding, XLCA Insured, 4.75%, 12/01/36	1,000,000	1,063,830
Marshall County Health Care Authority Revenue, Refunding, AMBAC Insured, 4.75%, 2/01/33	3,000,000	3,014,490
Mobile GO, wts., Series C, 5.50%, 2/15/30	2,000,000	2,146,960
Mobile Public Educational Building Authority Revenue, Limited Obligation School, Series A, Assured Guaranty, 5.00%,
3/01/33	6,500,000	6,874,010
Mobile Water and Sewer Commissioners Water and Sewer Revenue,
Mobile Water, BHAC Insured, Pre-Refunded, 5.00%, 1/01/36	10,000,000	10,507,600
Refunding, 5.00%, 1/01/36	10,000,000	11,144,000
Montgomery County Board of Education Capital Outlay School Warrants Revenue, Refunding, 5.00%, 9/01/39	3,000,000	3,342,600
Morgan County Board of Education Capital Outlay School wts., Revenue, 5.00%, 3/01/35	7,020,000	7,806,661
Opelika Water Board Revenue, Assured Guaranty, 5.00%, 6/01/37	3,000,000	3,320,370
Orange Beach Water Sewer and Fire Protection Authority Revenue, NATL Insured, Pre-Refunded, 5.00%, 5/15/35	2,000,000	2,043,800
Oxford GO, wts., Series C, 5.00%, 10/01/29	1,435,000	1,660,941
Phenix City GO, School wts., Series A, 5.00%, 8/01/43	3,000,000	3,319,410
Phenix City Water and Sewer Revenue, wts., Series A, AGMC Insured, 5.00%, 8/15/40	2,000,000	2,214,680
Selma IDBR, Gulf Opportunity Zone,
International Paper Co. Project, Series A, 5.375%, 12/01/35	3,000,000	3,346,320

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
International Paper Co. Projects, Series A, 5.80%, 5/01/34	3,000,000	3,437,550
Troy Public Educational Building Authority Dormitory Revenue, Troy University Housing LLC Project, Series A, Assured
Guaranty, 5.00%, 9/01/32	5,000,000	5,296,550
Troy Public Educational Building Authority Educational Facilities Revenue, AGMC Insured, 5.25%, 12/01/40	2,000,000	2,227,800
Trussville GO, wts.,
Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 10/01/36	4,740,000	4,929,268
Series B, 5.00%, 10/01/39	3,000,000	3,377,880
Tuscaloosa Public Educational Building Authority Student Housing Revenue, Ridgecrest Student Housing LLC, University of
Alabama Ridgecrest Residential Project, Assured Guaranty, 6.75%, 7/01/38	5,000,000	5,823,550
University of Alabama at Birmingham Hospital Revenue, Refunding, Series A, AMBAC Insured, 5.00%, 9/01/41	9,000,000	9,301,770
University of Alabama General Revenue, University of Alabama at Birmingham, Refunding, Series D-2, 5.00%, 10/01/37	7,520,000	8,547,307
University of South Alabama University Facilities Revenue, Capital Improvement, BHAC Insured, 5.00%, 8/01/38	5,000,000	5,454,700
		257,284,107
U.S. Territories 4.2%
Puerto Rico 4.2%
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate, Series A,
5.75%, 8/01/37	2,000,000	1,549,500
5.375%, 8/01/39	4,500,000	3,328,020
6.00%, 8/01/42	8,500,000	6,639,775
		11,517,295
Total Municipal Bonds (Cost $255,820,297) 97.6%		268,801,402

Other Assets, less Liabilities 2.4%		6,509,007
Net Assets 100.0%		$275,310,409

ABBREVIATIONS
Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BHAC	-	Berkshire Hathaway Assurance Corp.
FGIC	-	Financial Guaranty Insurance Co.
FICO	-	Financing Corp.
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
IDB	-	Industrial Development Bond/Board
IDBR	-	Industrial Development Board Revenue
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
PBA	-	Public Building Authority
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited)

Franklin Arizona Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 94.7%
Arizona 88.5%
Arizona Health Facilities Authority Revenue,
Banner Health, Refunding, Series D, BHAC Insured, 5.50%, 1/01/38	$15,000,000	$16,659,000
Banner Health, Series A, 5.00%, 1/01/35	10,000,000	10,671,600
Banner Health, Series D, 5.50%, 1/01/38	17,500,000	18,937,450
Catholic Healthcare West, Series B, AGMC Insured, 5.00%, 3/01/41	5,000,000	5,290,550
Catholic Healthcare West, Series B, Sub Series B-1, 5.25%, 3/01/39	10,000,000	10,997,000
Arizona School Facilities Board COP, 5.50%, 9/01/23	10,000,000	11,510,100
Arizona Sports and Tourism Authority Senior Revenue, Multipurpose Stadium Facility Project, Refunding, Series A, 5.00%,
7/01/36	5,000,000	5,401,950
Arizona State Board of Regents Arizona State University System Revenue,
Polytechnic Campus Project, Series C, 6.00%, 7/01/26	2,500,000	2,909,425
Polytechnic Campus Project, Series C, 6.00%, 7/01/27	3,000,000	3,486,750
Polytechnic Campus Project, Series C, 6.00%, 7/01/28	3,350,000	3,887,139
Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/44	4,145,000	4,676,140
Arizona State Board of Regents COP, University of Arizona, Refunding, Series C, 5.00%, 6/01/31	7,025,000	7,886,546
Arizona State Board of Regents Northern Arizona University System Revenue,
5.00%, 6/01/38	5,000,000	5,280,050
Refunding, 5.00%, 6/01/40	7,365,000	8,282,532
Refunding, 5.00%, 6/01/44	8,005,000	8,974,726
Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/26	2,380,000	2,778,150
Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/38	5,000,000	5,583,700
Arizona State Board of Regents State University System Revenue, Stimulus Plan for Economic and Educational
Development, 5.00%,
8/01/33	2,200,000	2,530,726
8/01/34	3,320,000	3,795,324
Arizona State Board of Regents University of Arizona System Revenue,
Series A, 5.00%, 6/01/39	8,650,000	9,410,249
Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/38	10,150,000	11,407,687
Arizona State COP, Department of Administration,
Series A, AGMC Insured, 5.25%, 10/01/26	8,500,000	9,727,145
Series A, AGMC Insured, 5.00%, 10/01/29	5,855,000	6,471,649
Series B, AGMC Insured, 5.00%, 10/01/28	5,000,000	5,627,700
Series B, AGMC Insured, 5.00%, 10/01/29	3,000,000	3,368,670
Arizona State Health Facilities Authority Healthcare Education Facilities Revenue, Kirksville College of Osteopathic Medicine
Inc., Arizona School of Health Sciences Project, 5.125%, 1/01/30	2,250,000	2,444,850
Arizona State Health Facilities Authority Hospital Revenue, Phoenix Children's Hospital, Refunding, Series A, 5.00%, 2/01/42	8,000,000	8,499,600
Arizona State Lottery Revenue, Series A, AGMC Insured, 5.00%,
7/01/28	15,540,000	17,507,986
7/01/29	7,500,000	8,430,675
Arizona State Transportation Board Highway Revenue, Subordinated, Refunding, Series A, 5.00%,
7/01/36	10,000,000	11,293,900
7/01/38	5,750,000	6,528,378
[a]Arizona Water Infrastructure Finance Authority Water Quality Revenue, Refunding, Series A, 5.00%,
10/01/28	7,500,000	9,124,575
10/01/29	2,500,000	3,026,975
Downtown Phoenix Hotel Corp. Revenue, Subordinate, Series B, NATL RE, FGIC Insured, 5.00%,
7/01/36	18,995,000	19,194,827
7/01/40	11,345,000	11,461,967
El Mirage GO, AGMC Insured, 5.00%, 7/01/42	2,200,000	2,379,872
Gilbert Public Facilities Municipal Property Corp. Revenue, 5.50%, 7/01/28	10,000,000	11,724,400
Gilbert Water Resources Municipal Property Corp. Water System Development Fee and Water Utility Revenue, sub. lien,
NATL Insured, 5.00%, 10/01/29	25,000,000	27,355,000
Glendale IDA Hospital Revenue, John C. Lincoln Health Network, Refunding,
5.00%, 12/01/32	4,775,000	4,982,474
5.00%, 12/01/42	12,870,000	13,149,536
Series B, 5.00%, 12/01/37	3,000,000	3,033,060
Glendale IDAR, Midwestern University,
5.00%, 5/15/35	5,000,000	5,356,300
5.125%, 5/15/40	10,000,000	10,692,200
Refunding, 5.00%, 5/15/31	3,455,000	3,876,441

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
Glendale Municipal Property Corp. Excise Tax Revenue,
Refunding, Series C, AGMC Insured, 5.00%, 7/01/38	6,530,000	7,028,108
Subordinate, Refunding, Series C, 5.00%, 7/01/38	12,000,000	12,829,560
Goodyear Community Facilities Utilities District No. 1 GO, AMBAC Insured, 5.00%, 7/15/32	7,500,000	7,757,775
Goodyear Water and Sewer Revenue, sub. lien, Obligations, Refunding, AGMC Insured,
5.25%, 7/01/31	1,000,000	1,106,330
5.50%, 7/01/41	1,500,000	1,668,345
Greater Arizona Development Authority Infrastructure Revenue, Series B, NATL Insured, 5.00%, 8/01/35	9,090,000	9,312,341
Marana Municipal Property Corp. Municipal Facilities Revenue, Series A, 5.00%, 7/01/28	3,000,000	3,373,320
Maricopa County Cartwright Elementary School District No. 83 GO, School Improvement, Project of 2010, Series A, AGMC
Insured, 5.375%, 7/01/30	5,415,000	6,084,565
Maricopa County Hospital Revenue, Sun Health Corp., Pre-Refunded, 5.00%, 4/01/35	12,090,000	15,045,642
Maricopa County IDA, MFHR, Senior,
National Voluntary Health Facilities II Project, Series A, AGMC Insured, ETM, 5.50%, 1/01/18	1,470,000	1,533,901
Western Groves Apartments Project, Series A-1, AMBAC Insured, 5.30%, 12/01/22	1,430,000	1,430,787
Maricopa County IDA Health Facility Revenue,
Catholic Healthcare West, Refunding, Series A, 6.00%, 7/01/39	4,860,000	5,499,187
Mayo Clinic, 5.00%, 11/15/36	16,250,000	16,981,250
Maricopa County IDA Hospital System Revenue, Samaritan Health Services, Series A, NATL Insured, ETM, 7.00%, 12/01/16	1,890,000	1,971,005
Maricopa County IDA Senior Living Healthcare Revenue, Immanuel Campus of Care Project, Refunding, Series A, GNMA
Secured, 5.00%, 8/20/35	1,725,000	1,759,121
Maricopa County PCC, PCR,
El Paso Electric Co. Palo Verde Project, Refunding, Series A, 4.50%, 8/01/42	10,000,000	10,214,000
El Paso Electric Co. Palo Verde Project, Series A, 7.25%, 2/01/40	10,000,000	11,735,900
Public Service Co. of New Mexico Palo Verde Project, Refunding, Series A, 6.25%, 1/01/38	5,000,000	5,550,600
Southern California Edison Co., Refunding, Series B, 5.00%, 6/01/35	14,745,000	16,418,115
Maricopa County USD No. 11 Peoria GO, School Improvement, 5.00%, 7/01/31	5,100,000	5,887,134
Maricopa County USD No. 89 Dysart GO, School Improvement, Project of 2006, Series B, AGMC Insured, 5.00%, 7/01/27	5,015,000	5,469,158
McAllister Academic Village LLC Revenue, Arizona State University Hassayampa Academic Village Project, Refunding,
5.25%, 7/01/33	5,000,000	5,545,500
5.00%, 7/01/38	5,000,000	5,357,800
Assured Guaranty, 5.25%, 7/01/33	2,525,000	2,801,412
Assured Guaranty, 5.00%, 7/01/38	3,825,000	4,112,219
Navajo County PCC Revenue, Mandatory Put 6/01/16, Series E, 5.75%, 6/01/34	6,000,000	6,417,960
Navajo County USD No. 6 Heber-Overgaard GO, School Improvement, Project of 2008, Assured Guaranty, 5.50%, 7/01/28	1,045,000	1,192,909
Nogales Municipal Development Authority Inc. Municipal Facilities Revenue, NATL Insured, 5.00%, 6/01/36	2,640,000	2,768,014
Phoenix Civic Improvement Corp. Airport Revenue,
junior lien, Series A, 5.00%, 7/01/40	10,000,000	10,832,900
senior lien, Series A, 5.00%, 7/01/38	10,000,000	11,052,600
Phoenix Civic Improvement Corp. Distribution Revenue, Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL
RE, FGIC Insured, 5.50%,
7/01/27	3,945,000	4,948,292
7/01/28	2,000,000	2,523,520
7/01/29	2,000,000	2,537,880
7/01/36	5,000,000	6,487,700
7/01/37	7,000,000	9,043,440
Phoenix Civic Improvement Corp. Excise Tax Revenue, Subordinated, Civic Plaza Expansion Project, Series A, NATL RE,
FGIC Insured, 5.00%,
7/01/35	2,050,000	2,095,305
7/01/41	5,000,000	5,105,200
Phoenix Civic Improvement Corp. Wastewater System Revenue,
junior lien, Refunding, AGMC Insured, 5.00%, 7/01/37	5,515,000	6,010,026
senior lien, Refunding, 5.50%, 7/01/24	2,500,000	2,876,300
Phoenix Civic Improvement Corp. Water System Revenue, junior lien, Series A, 5.00%, 7/01/39	14,780,000	16,456,643
Phoenix IDA Education Revenue, Facility, JMF-Higley 2012 LLC Project, 5.00%,
12/01/34	3,000,000	3,246,180
12/01/39	5,610,000	6,022,391
Phoenix IDA Student Housing Revenue, Downtown Phoenix Student Housing LLC Arizona State University Project,
Series A, AMBAC Insured, 5.00%, 7/01/37	18,095,000	18,021,353
Series C, AMBAC Insured, 5.00%, 7/01/37	8,735,000	8,414,076
Pima County IDA Lease Revenue, Clark County Detention Facility Project,
5.125%, 9/01/27	8,655,000	9,606,963
5.00%, 9/01/39	15,000,000	16,088,400
Pinal County Electrical District No. 3 Electric System Revenue, Refunding, 5.25%,
7/01/33	1,500,000	1,703,910

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
7/01/41	6,800,000	7,599,408
Pinal County Electrical District No. 4 Electric System Revenue, 6.00%,
12/01/23	525,000	604,364
12/01/28	740,000	838,176
12/01/38	1,150,000	1,265,759
Rio Nuevo Multipurpose Facilities District Excise Tax Revenue, sub. lien, Assured Guaranty, 6.50%, 7/15/24	4,220,000	4,968,164
Salt River Project Agricultural Improvement and Power District Electric System Revenue,
Refunding, Series A, 5.00%, 12/01/30	4,500,000	5,264,505
Salt River Project, Series A, 5.00%, 1/01/37	14,000,000	14,552,440
Salt River Project, Series A, 5.00%, 1/01/38	7,000,000	7,630,280
Salt River Project, Series A, 5.00%, 1/01/39	5,000,000	5,561,700
Salt Verde Financial Corp. Senior Gas Revenue, 5.00%,
12/01/32	10,000,000	11,357,100
12/01/37	5,000,000	5,706,350
Scottsdale IDA Hospital Revenue, Scottsdale Healthcare, Refunding, Series A, 5.25%, 9/01/30	5,000,000	5,014,200
Scottsdale Municipal Property Corp. Excise Tax Revenue, Water and Sewer Improvements Project, 5.00%, 7/01/33	10,660,000	12,092,704
Show Low IDA Hospital Revenue, Navapache Regional Medical Center, Radian Insured, 5.00%,
12/01/30	5,160,000	5,199,784
12/01/35	2,000,000	2,012,900
Student and Academic Services LLC Lease Revenue, Northern Arizona University Project, BAM Insured, 5.00%,
6/01/33	1,000,000	1,131,500
6/01/39	1,400,000	1,568,392
6/01/44	4,205,000	4,657,038
Tempe Excise Tax Revenue, Series A, 5.00%, 7/01/31	2,325,000	2,627,320
Tucson Airport Authority Inc. Revenue, sub. lien, AMBAC Insured, 5.35%, 6/01/31	10,000,000	10,032,000
Tucson IDA Lease Revenue, University of Arizona/Marshall Foundation Project, Series A, AMBAC Insured, 5.00%, 7/15/32	985,000	985,542
Tucson Water System Revenue,
5.00%, 7/01/32	5,000,000	5,624,550
Refunding, 5.00%, 7/01/28	1,230,000	1,407,440
Refunding, 5.00%, 7/01/29	1,765,000	2,014,606
University Medical Center Corp. Hospital Revenue, Tucson,
5.00%, 7/01/35	7,000,000	7,089,950
5.625%, 7/01/36	5,000,000	5,682,050
6.50%, 7/01/39	4,750,000	5,542,300
Refunding, 6.00%, 7/01/39	5,000,000	5,912,150
Yavapai County IDA Hospital Facility Revenue, Yavapai Regional Medical Center, Series B, 5.625%,
8/01/33	2,315,000	2,498,255
8/01/37	12,435,000	13,330,569
		845,311,507
U.S. Territories 6.2%
Guam 2.5%
Guam Government Business Privilege Tax Revenue,
Series A, 5.125%, 1/01/42	7,075,000	7,711,325
Series B-1, 5.00%, 1/01/29	2,980,000	3,327,259
Guam Power Authority Revenue, Series A, AGMC Insured, 5.00%,
10/01/39	6,490,000	7,322,148
10/01/44	5,325,000	5,984,129
		24,344,861
Puerto Rico 3.7%
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B, 5.50%, 8/01/31	17,405,000	9,195,236
Puerto Rico Sales Tax FICO Sales Tax Revenue,
first subordinate, Refunding, Series C, 6.00%, 8/01/39	5,100,000	4,008,600
first subordinate, Series A, 5.50%, 8/01/37	6,000,000	4,555,560
first subordinate, Series C, 5.25%, 8/01/41	10,930,000	7,971,358
Refunding, Senior Series C, 5.00%, 8/01/46	12,500,000	9,356,500
		35,087,254
Total U.S. Territories		59,432,115
Total Municipal Bonds (Cost $857,205,232) 94.7%		904,743,622

Franklin Tax-Free Trust
Statement of Investments, November 30, 2014 (unaudited) (continued)
Other Assets, less Liabilities 5.3%	50,452,823
Net Assets 100.0%	$955,196,445

a Security purchased on a when-issued basis.

ABBREVIATIONS

Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BAM	-	Build America Mutual Assurance Co.
BHAC	-	Berkshire Hathaway Assurance Corp.
COP	-	Certificate of Participation
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
FICO	-	Financing Corp.
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
IDAR	-	Industrial Development Authority Revenue
MFHR	-	Multi-Family Housing Revenue
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
PCC	-	Pollution Control Corp.
PCR	-	Pollution Control Revenue
USD	-	Unified/Union School District

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited)

Franklin Colorado Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 96.9%
Colorado 90.7%
Adams County Revenue, Platte Valley Medical Center Project, NATL Insured, Pre-Refunded, 5.00%, 2/01/31	$9,615,000	$9,915,180
Adams State College Board of Trustees Auxiliary Facilities Revenue, Improvement, Series A, 5.50%,
5/15/34	2,000,000	2,296,600
5/15/39	2,150,000	2,458,977
Adams State College Board of Trustees Institutional Enterprise Revenue, 5.00%,
5/15/32	1,360,000	1,545,218
5/15/37	1,000,000	1,121,270
Auraria Higher Education Center Parking Enterprise Revenue, 5th and Walnut Parking Garage Project, Series A, AGMC
Insured, 5.00%, 4/01/34	6,150,000	6,881,850
Aurora COP, Refunding, Series A, 5.00%, 12/01/30	5,680,000	6,413,970
Aurora Hospital Revenue, Children's Hospital Assn. Project, Series A, 5.00%, 12/01/40	2,500,000	2,696,325
Aurora Water Improvement Revenue, first lien, Series A, AMBAC Insured, 5.00%,
8/01/36	5,880,000	6,409,964
8/01/39	10,000,000	10,876,700
Boulder Larimer and Weld Counties St. Vrain Valley School District No. RE-1J GO, 5.00%, 12/15/33	5,300,000	6,030,022
Boulder Valley School District No. RE-2 Boulder GO, 5.00%, 12/01/34	6,000,000	6,797,640
Brighton Water Activity Enterprise Revenue, Water System Project, Series A, Assured Guaranty, 5.25%, 12/01/34	5,380,000	5,963,891
Castle Rock Sales and Use Tax Revenue, 5.00%,
6/01/31	1,800,000	2,060,928
6/01/32	1,845,000	2,105,034
6/01/35	2,775,000	3,135,140
Colorado Educational and Cultural Facilities Authority Revenue,
Alexander Dawson School, Colorado Project, 5.00%, 2/15/40	5,280,000	5,599,123
Charter School, James Irwin Educational Foundation Project, Refunding and Improvement, Assured Guaranty, 5.00%,
8/01/37	6,060,000	6,197,380
Student Housing, Campus Village Apartments Project, Refunding, 5.50%, 6/01/38	13,500,000	14,754,555
Colorado Health Facilities Authority Revenue,
The Evangelical Lutheran Good Samaritan Society Project, 5.25%, 6/01/31	4,000,000	4,171,160
The Evangelical Lutheran Good Samaritan Society Project, Series A, 5.25%, 6/01/34	3,500,000	3,512,040
Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%, 12/01/25	3,050,000	3,130,886
Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%, 12/01/26	3,205,000	3,277,561
Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%, 12/01/27	3,365,000	3,429,541
Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%, 12/01/30	3,000,000	3,040,860
Colorado School of Mines Board of Trustees Enterprise Revenue, Improvement, Series A, Pre-Refunded, 5.25%, 12/01/37	2,000,000	2,337,160
Colorado Springs Public Facilities Authority COP, U.S. Olympic Committee Project, Assured Guaranty, 5.00%, 11/01/39	11,305,000	12,105,846
Colorado Springs Utilities System Revenue,
Improvement, Series B-1, 5.00%, 11/15/38	4,000,000	4,583,240
Refunding, Series A-2, 5.00%, 11/15/44	5,000,000	5,738,700
Series D-1, 5.25%, 11/15/33	5,000,000	5,800,700
Colorado State Board of Governors University Enterprise System Revenue,
Series A, 5.00%, 3/01/34	25,000	27,714
Series A, 5.00%, 3/01/39	145,000	159,506
Series A, NATL RE, FGIC Insured, 5.00%, 3/01/37	1,755,000	1,875,147
Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 3/01/37	11,245,000	12,375,572
Series A, Pre-Refunded, 5.00%, 3/01/34	2,225,000	2,587,875
Series A, Pre-Refunded, 5.00%, 3/01/39	7,055,000	8,205,600
Series C, 5.00%, 3/01/44	5,135,000	5,713,304
Colorado State Building Excellent Schools Today COP,
Series G, 5.00%, 3/15/32	10,000,000	11,228,500
Series I, 5.00%, 3/15/36	3,000,000	3,399,660
Colorado State COP, UCDHSC Fitzsimons Academic Projects, Refunding, Series A, 5.00%,
11/01/28	1,500,000	1,721,640
11/01/29	3,105,000	3,548,208
Colorado State Health Facilities Authority Revenue,
Boulder Community Hospital Project, Refunding, Series A, 6.00%, 10/01/35	5,500,000	6,231,280
Catholic Health Initiatives, Refunding, Series A, 5.00%, 7/01/39	5,000,000	5,314,550
Catholic Health Initiatives, Series D, 6.125%, 10/01/28	2,500,000	2,934,625
Catholic Health Initiatives, Series D, 6.25%, 10/01/33	2,000,000	2,330,940
Covenant Retirement Community Inc., Series A, 5.75%, 12/01/36	5,000,000	5,431,150
The Evangelical Lutheran Good Samaritan Society Project, 5.50%, 6/01/33	1,000,000	1,138,770

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)

The Evangelical Lutheran Good Samaritan Society Project, 5.625%, 6/01/43	4,000,000	4,522,640
The Evangelical Lutheran Good Samaritan Society Project, Refunding, 5.00%, 12/01/33	2,500,000	2,736,700
Hospital, NCMC Inc. Project, Series A, AGMC Insured, 5.50%, 5/15/30	7,900,000	9,060,668
Hospital, Refunding, Series C, AGMC Insured, 5.25%, 3/01/40	5,000,000	5,545,200
Parkview Medical Center Inc. Project, Series A, 5.00%, 9/01/37	8,000,000	8,325,920
Poudre Valley Health Care Inc. and Medical Center of the Rockies, Refunding, Series A, AGMC Insured, 5.20%, 3/01/31	9,500,000	10,605,990
Sisters of Charity of Leavenworth Health System, Refunding, Series A, 5.00%, 1/01/40	7,320,000	8,026,307
Valley View Hospital Assn. Project, Refunding, 5.75%, 5/15/36	2,000,000	2,204,480
Yampa Valley Medical Center Project, Refunding, 5.125%, 9/15/29	4,000,000	4,090,720
Colorado State Higher Education Capital Construction Lease Purchase Financing Program COP, Pre-Refunded, 5.50%,
11/01/27	7,275,000	8,545,943
Colorado State School of Mines of Board of Trustees Institutional Enterprise Revenue, Series B, 5.00%, 12/01/32	1,000,000	1,141,220
Colorado Water Resources and Power Development Authority Water Resources Revenue,
Arapahoe County Water and Wastewater Public Improvement District Project, Series E, NATL Insured, 5.00%, 12/01/35	10,000,000	10,347,200
Donala Water and Sanitation District Project, Series C, 5.00%, 9/01/36	1,900,000	2,101,039
Fountain Colorado Electric Water and Wastewater Utility Enterprise Project, Series A, AGMC Insured, 5.00%, 9/01/38	1,210,000	1,337,316
Commerce City COP, AMBAC Insured, 5.00%, 12/15/37	13,975,000	14,826,357
Commerce City Northern Infrastructure General Improvement District GO, Refunding and Improvement, AGMC Insured,
5.00%, 12/01/31	2,040,000	2,339,023
Consolidated Bell Mountain Ranch Metropolitan District GO, Douglas County, Refunding, AGMC Insured, 5.00%, 12/01/39	3,160,000	3,344,196
Denver City and County Airport System Revenue, Subordinate, Series B, 5.00%, 11/15/43	5,000,000	5,567,850
Denver City and County School District No. 1 COP, Series C, 5.00%, 12/15/30	4,000,000	4,615,200
Denver Convention Center Hotel Authority Revenue, senior bond, Refunding, XLCA Insured, 5.00%, 12/01/30	14,500,000	14,849,595
Denver Health and Hospital Authority Healthcare Recovery Zone Facility Revenue,
5.50%, 12/01/30	1,500,000	1,698,180
5.625%, 12/01/40	4,000,000	4,415,080
Refunding, Series A, 5.25%, 12/01/31	9,250,000	9,934,778
Series A, Pre-Refunded, 6.25%, 12/01/33	3,250,000	3,250,000
Denver Health and Hospital Authority Healthcare Revenue, Series A, 5.25%, 12/01/45	5,000,000	5,496,000
Dove Valley Metropolitan District Arapahoe County GO, Refunding, AGMC Insured, 5.00%, 11/01/35	3,350,000	3,458,138
E-470 Public Highway Authority Senior Revenue,
Capital Appreciation, Series A, NATL Insured, zero cpn., 9/01/33	3,000,000	1,127,430
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/32	7,800,000	3,110,094
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/34	14,075,000	4,985,365
Series C, 5.25%, 9/01/25	2,500,000	2,881,550
Series D, Sub Series D-1, NATL Insured, 5.50%, 9/01/24	2,500,000	2,589,300
Eagle River Water and Sanitation District Enterprise Wastewater Revenue, 5.00%, 12/01/42	3,500,000	3,876,215
Erie Wastewater Enterprise Revenue, Series A, Assured Guaranty, 5.00%,
12/01/33	2,860,000	3,086,283
12/01/37	5,120,000	5,459,456
Erie Water Enterprise Revenue, Series A, AGMC Insured, 5.00%, 12/01/32	10,000,000	10,919,600
Fort Lewis College Board of Trustees Enterprise Revenue, Series B-1, NATL RE, FGIC Insured, 5.00%, 10/01/37	12,830,000	13,207,202
Gunnison Watershed School District No. RE-1J GO, Gunnison and Saguache Counties, Pre-Refunded, 5.25%, 12/01/33	1,240,000	1,449,039
Ignacio School District 11JT GO, La Plata and Archuleta Counties, 5.00%, 12/01/31	1,215,000	1,395,367
Meridian Metropolitan District GO, Douglas County, Refunding, Series A, 5.00%, 12/01/41	5,000,000	5,343,300
Mesa State College Board of Trustees Auxiliary Facilities System Enterprise Revenue,
Pre-Refunded, 6.00%, 5/15/38	7,000,000	8,105,860
Refunding, Series A, 5.00%, 5/15/33	3,455,000	3,819,641
Mesa State College Enterprise Revenue, BHAC Insured, Pre-Refunded, 5.125%, 5/15/37	5,765,000	6,414,946
Park Creek Metropolitan District Revenue, Senior Limited Property Tax Supported,
Refunding, Series A, AGMC Insured, 6.00%, 12/01/38	2,500,000	2,967,475
Refunding, Series A, AGMC Insured, 6.125%, 12/01/41	2,500,000	2,975,525
Refunding and Improvement, Assured Guaranty, 6.375%, 12/01/37	7,000,000	8,560,580
Platte River Power Authority Power Revenue, Series II, 5.00%, 6/01/37	12,000,000	13,463,160
Poudre Tech Metropolitan District Unlimited Property Tax Supported Revenue, Refunding and Improvement, Series A,
AGMC Insured, 5.00%, 12/01/39	7,435,000	8,103,927
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.50%, 11/15/38	9,900,000	13,652,793
Pueblo County COP, County Judicial Complex Project, AGMC Insured, 5.00%, 9/15/42	10,000,000	10,836,500
Pueblo Urban Renewal Authority Revenue, Refunding and Improvement, Series B,
5.25%, 12/01/28	1,000,000	1,111,010
5.50%, 12/01/31	1,010,000	1,133,695
5.25%, 12/01/38	3,615,000	3,922,745
Rangeview Library District COP, Rangeview Library District Projects, Assured Guaranty, 5.00%, 12/15/30	3,840,000	4,259,059
Regional Transportation District COP, Series A, 5.375%, 6/01/31	19,000,000	21,229,270

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)

Regional Transportation District Sales Tax Revenue, FasTracks Project, Series A,
5.00%, 11/01/38	10,000,000	11,301,100
AMBAC Insured, Pre-Refunded, 5.00%, 11/01/31	11,150,000	12,132,204
Thornton Development Authority Tax Increment Revenue, North Washington Street Urban Renewal Project, NATL Insured,
5.00%, 12/01/29	6,100,000	6,109,882
Triview Metropolitan District GO, El Paso County, Refunding, 5.00%, 11/01/34	10,855,000	11,388,523
University of Colorado Enterprise System Revenue, University of Colorado Regents,
Series A, 5.375%, 6/01/38	3,000,000	3,412,380
Series B, NATL Insured, Pre-Refunded, 5.00%, 6/01/32	3,000,000	3,327,120
University of Colorado Hospital Authority Revenue,
Refunding, Series A, 6.00%, 11/15/29	5,000,000	5,868,450
Series A, 5.00%, 11/15/37	2,000,000	2,068,140
Series A, 5.25%, 11/15/39	3,000,000	3,113,670
University of Northern Colorado Greeley Institutional Enterprise Revenue, Refunding, Series A, 5.00%, 6/01/30	1,690,000	1,882,829
Western State College Revenue, 5.00%,
5/15/34	2,000,000	2,189,000
5/15/39	2,000,000	2,142,180
Woodmoor Water and Sanitation District No. 1 Enterprise Water and Wastewater Revenue, 5.00%, 12/01/36	5,000,000	5,546,800
		621,465,907
U.S. Territories 6.2%
Guam 0.9%
Guam Government Limited Obligation Revenue, Section 30, Series A,
5.375%, 12/01/24	2,000,000	2,231,560
5.75%, 12/01/34	3,565,000	3,997,256
		6,228,816
Puerto Rico 5.0%
Puerto Rico Electric Power Authority Power Revenue, Series XX, 5.25%, 7/01/40	11,410,000	5,877,976
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Industrial
Revenue, Guaynabo Municipal Government Center Project, 5.625%, 7/01/22	1,335,000	1,069,762
Puerto Rico Sales Tax FICO Sales Tax Revenue,
first subordinate, Refunding, Series C, 5.375%, 8/01/38	2,370,000	1,739,343
first subordinate, Series A, 5.50%, 8/01/37	5,000,000	3,796,300
first subordinate, Series A, 6.375%, 8/01/39	10,000,000	8,391,600
first subordinate, Series A, 5.50%, 8/01/42	3,000,000	2,229,630
first subordinate, Series C, 5.50%, 8/01/40	10,000,000	7,544,500
Senior Series C, 5.25%, 8/01/40	4,560,000	3,622,555
		34,271,666
U.S. Virgin Islands 0.3%
Virgin Islands PFAR, Virgin Islands Matching Fund Loan Note, Working Capital, sub. lien, Refunding, Series B, 5.25%,
10/01/29	1,800,000	1,994,688

Total U.S. Territories		42,495,170
Total Municipal Bonds (Cost $625,751,807) 96.9%		663,961,077
Other Assets, less Liabilities 3.1%		21,317,125
Net Assets 100.0%		$685,278,202

ABBREVIATIONS

Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BHAC	-	Berkshire Hathaway Assurance Corp.
COP	-	Certificate of Participation

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)

FGIC	-	Financial Guaranty Insurance Co.
FICO	-	Financing Corp.
GO	-	General Obligation
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
PFAR	-	Public Financing Authority Revenue
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited)

Franklin Connecticut Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 98.3%
Connecticut 90.2%
City of Bridgeport GO, Series A, 5.00%, 2/15/32	$10,000,000	$11,013,700
Connecticut State GO,
Series A, 5.00%, 2/15/29	10,000,000	11,371,200
Series C, AGMC Insured, 5.00%, 6/01/26	5,000,000	5,344,700
Connecticut State Health and Educational Facilities Authority Revenue,
Ascension Health Senior Credit Group, Series A, 5.00%, 11/15/40	18,520,000	20,644,614
Child Care Facilities Program, Series G, Assured Guaranty, 6.00%, 7/01/28	2,150,000	2,374,890
Connecticut State University System Issue, Series N, 5.00%, 11/01/29	5,060,000	5,893,382
Eastern Connecticut Health Network Issue, Refunding, Series A, Radian Insured, 6.00%, 7/01/25	2,965,000	2,966,809
Eastern Connecticut Health Network Issue, Refunding, Series C, Radian Insured, 5.125%, 7/01/30	2,500,000	2,512,975
Fairfield University Issue, Series M, 5.00%, 7/01/26	450,000	499,509
Fairfield University Issue, Series M, 5.00%, 7/01/34	1,000,000	1,091,130
Fairfield University Issue, Series N, 5.00%, 7/01/29	7,000,000	7,721,490
Fairfield University Issues, New Money, Series O, 5.00%, 7/01/35	4,000,000	4,392,880
Fairfield University Issues, New Money, Series O, 5.00%, 7/01/40	5,000,000	5,448,300
Hartford Healthcare Issue, Refunding, Series A, 5.00%, 7/01/41	12,000,000	12,975,840
The Loomis Chafee School Issue, Series G, 5.00%, 7/01/30	3,000,000	3,265,830
The Loomis Chafee School Issue, Series G, 5.00%, 7/01/38	6,285,000	6,765,802
Lutheran General Health Care System, ETM, 7.375%, 7/01/19	220,000	251,130
Miss Porter's School Issue, Series B, AMBAC Insured, 5.00%, 7/01/36	4,415,000	4,628,112
New Horizons Village Project, 7.30%, 11/01/16	985,000	990,122
Quinnipiac University Issue, Series H, AMBAC Insured, 5.00%, 7/01/36	5,000,000	5,238,950
Quinnipiac University Issue, Series J, NATL Insured, 5.00%, 7/01/37	15,000,000	16,307,700
Sacred Heart University Issue, Series G, 5.375%, 7/01/31	1,500,000	1,683,585
Sacred Heart University Issue, Series G, 5.625%, 7/01/41	5,500,000	6,167,535
Sacred Heart University Issue, Series H, AGMC Insured, 5.00%, 7/01/27	1,190,000	1,331,396
Sacred Heart University Issue, Series H, AGMC Insured, 5.00%, 7/01/28	2,290,000	2,552,319
Salisbury School Issue, Series C, Assured Guaranty, 5.00%, 7/01/38	5,000,000	5,393,150
St. Mary's Hospital Issue, Refunding, Series E, 5.50%, 7/01/20	4,615,000	4,617,492
Stamford Hospital Issue, Series I, 5.00%, 7/01/30	5,000,000	5,432,350
Stamford Hospital Issue, Series J, 5.00%, 7/01/42	5,000,000	5,344,150
University of Hartford Issue, Series G, Radian Insured, 5.25%, 7/01/26	5,000,000	5,188,450
Wesleyan University Issue, Series G, 5.00%, 7/01/39	10,000,000	11,205,400
Western Connecticut Health Network Issue, Series M, 5.375%, 7/01/41	7,000,000	7,665,980
Westminster School Issue, Series E, XLCA Insured, Pre-Refunded, 5.00%, 7/01/37	10,660,000	11,860,849
The William W. Backus Hospital Issue, Series F, AGMC Insured, Pre-Refunded, 5.00%, 7/01/28	1,500,000	1,719,465
The William W. Backus Hospital Issue, Series F, AGMC Insured, Pre-Refunded, 5.125%, 7/01/35	4,025,000	4,631,608
Yale University Issue, Series A-2, 5.00%, 7/01/40	9,000,000	9,990,180
Yale University Issue, Series Y-1, 5.00%, 7/01/35	8,000,000	8,211,200
Yale University Issue, Series Z-1, 5.00%, 7/01/42	10,000,000	10,574,300
Yale-New Haven Hospital Issue, Series J-1, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/31	10,500,000	11,264,085
Yale-New Haven Hospital Issue, Series N, 5.00%, 7/01/48	5,000,000	5,439,400
Connecticut State HFA Housing Mortgage Finance Program Revenue, Series C, Sub Series C-1,
4.85%, 11/15/34	3,260,000	3,288,623
4.95%, 11/15/39	3,180,000	3,291,491
Connecticut State HFAR,
Housing Mortgage Finance Program, Series B, Sub Series B-2, 5.00%, 11/15/41	1,005,000	1,024,819
Special Obligation, Special Needs Housing Mortgage Finance Program, Series 1, AMBAC Insured, 5.00%, 6/15/22	835,000	836,261
Special Obligation, Special Needs Housing Mortgage Finance Program, Series 1, AMBAC Insured, 5.00%, 6/15/32	1,000,000	1,000,920
State Supported Special Obligation, Series 10, 5.00%, 6/15/28	420,000	460,765
State Supported Special Obligation, Series 13, 5.00%, 6/15/40	1,500,000	1,628,775
Connecticut State Higher Education Supplemental Loan Authority Revenue, CHESLA Loan Program, Series A, 5.05%,
11/15/27	815,000	874,430
Connecticut State Municipal Electric Energy Cooperative Power Supply System Revenue, Refunding, Series A, 5.00%,
1/01/38	3,000,000	3,329,760
Connecticut State Revolving Fund General Revenue, Series A,
5.00%, 3/01/25	3,000,000	3,630,090
5.00%, 3/01/31	5,000,000	5,889,200
Pre-Refunded, 5.00%, 7/01/26	6,025,000	6,468,380
Pre-Refunded, 5.00%, 7/01/27	4,060,000	4,358,775

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure Purposes, Series A, 5.00%,
10/01/30	5,000,000	5,837,850
9/01/34	5,000,000	5,820,900
Connecticut Transmission Municipal Electric Energy Cooperative Transmission System Revenue, Series A, 5.00%, 1/01/42	5,000,000	5,535,800
Greater New Haven Water Pollution Control Authority Regional Water Revenue, Series A,
AGMC Insured, 5.00%, 11/15/37	3,000,000	3,285,120
NATL Insured, Pre-Refunded, 5.00%, 11/15/24	3,315,000	3,466,926
Hartford County Metropolitan District Clean Water Project Revenue,
Green Bonds, Refunding, Series A, 5.00%, 11/01/42	5,000,000	5,704,350
Refunding, Series A, 5.00%, 4/01/36	5,000,000	5,628,750
New Haven GO,
Series A, Assured Guaranty, 5.00%, 3/01/29	1,000,000	1,081,590
Series C, NATL Insured, ETM, 5.00%, 11/01/22	25,000	25,082
South Central Regional Water Authority Water System Revenue,
Eighteenth Series B, NATL Insured, 5.25%, 8/01/29	1,000,000	1,107,170
Eighteenth Series B, NATL Insured, 5.25%, 8/01/32	1,000,000	1,102,060
Refunding, Twenty-Second Series, AGMC Insured, 5.00%, 8/01/38	5,000,000	5,482,350
Stamford Water Pollution Control System and Facility Revenue, Refunding, Series A, 5.25%, 8/15/43	1,000,000	1,150,460
University of Connecticut GO, Series A, 5.00%,
8/15/28	6,590,000	7,797,222
2/15/31	2,000,000	2,338,700
		343,418,578
U.S. Territories 8.1%
Puerto Rico 7.8%
Puerto Rico Commonwealth GO, Public Improvement,
Refunding, Series B, 6.00%, 7/01/39	10,000,000	7,405,800
Series B, Pre-Refunded, 5.00%, 7/01/35	3,105,000	3,332,473
Puerto Rico Electric Power Authority Power Revenue, Series RR, XLCA Insured, Pre-Refunded, 5.00%, 7/01/30	1,000,000	1,028,060
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Industrial
Revenue, Guaynabo Warehouse for Emergencies Project, Series A, 5.15%, 7/01/19	1,975,000	1,683,391
Puerto Rico Infrastructure Financing Authority Revenue, Ports Authority Project, Series B, 5.25%, 12/15/26	2,000,000	1,368,260
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate, Series A, 6.00%, 8/01/42	19,000,000	14,841,850
		29,659,834
U.S. Virgin Islands 0.3%
Virgin Islands PFAR, senior lien, Capital Projects, Series A-1, 5.00%, 10/01/29	1,000,000	1,084,540

Total U.S. Territories		30,744,374
Total Municipal Bonds (Cost $359,184,168) 98.3%		374,162,952

Other Assets, less Liabilities 1.7%		6,377,553
Net Assets 100.0%		$380,540,505

ABBREVIATIONS

Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
ETM	-	Escrow to Maturity
FICO	-	Financing Corp.
GO	-	General Obligation
HFA	-	Housing Finance Authority/Agency
HFAR	-	Housing Finance Authority Revenue
NATL	-	National Public Financial Guarantee Corp.
PFAR	-	Public Financing Authority Revenue
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited)

Franklin Double Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 87.3%
U.S. Territories 87.3%
Guam 25.6%
Guam Education Financing Foundation COP, 5.00%, 10/01/23	$2,500,000	$2,563,050
Guam Government Business Privilege Tax Revenue, Series A,
5.25%, 1/01/36	5,000,000	5,540,900
5.125%, 1/01/42	11,900,000	12,970,286
Guam Government Hotel Occupancy Tax Revenue, Refunding, Series A, 6.50%, 11/01/40	10,380,000	12,504,371
Guam Government Limited Obligation Revenue, Section 30, Series A,
5.625%, 12/01/29	3,850,000	4,294,714
5.75%, 12/01/34	8,430,000	9,452,137
Guam International Airport Authority Revenue, General, Refunding, Series B, AGMC Insured,
5.50%, 10/01/33	2,000,000	2,281,840
5.75%, 10/01/43	3,000,000	3,452,070
Guam Power Authority Revenue, Refunding, Series A, 5.50%, 10/01/40	10,000,000	11,213,500
		64,272,868
Puerto Rico 55.0%
Children's Trust Fund Tobacco Settlement Revenue, Asset-Backed, Refunding, 5.50%, 5/15/39	5,000,000	4,761,250
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A, 6.00%, 7/01/40	3,000,000	2,213,190
Puerto Rico Commonwealth Highways and Transportation Authority Highway Revenue, Series Y, Pre-Refunded, 5.50%,
7/01/36	11,850,000	12,821,108
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series B, 5.00%, 7/01/37	10,000,000	6,004,500
Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A, AMBAC Insured, 5.00%, 7/01/31	12,000,000	10,845,960
Puerto Rico Electric Power Authority Power Revenue, Series XX,
5.75%, 7/01/36	15,000,000	7,728,000
5.25%, 7/01/40	12,750,000	6,568,290
Puerto Rico HFAR, Capital Fund Modernization Program, Puerto Rico Public Housing Projects, Refunding, 5.125%, 12/01/27	4,750,000	5,082,168
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Educational
Facilities Revenue, University Plaza Project, Series A, NATL Insured, 5.00%, 7/01/33	5,975,000	5,778,243
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Industrial
Revenue,
Guaynabo Municipal Government Center Project, 5.625%, 7/01/15	900,000	878,337
Guaynabo Municipal Government Center Project, 5.625%, 7/01/22	3,160,000	2,532,171
Guaynabo Warehouse for Emergencies Project, Series A, 5.15%, 7/01/19	700,000	596,645
Guaynabo Warehouse for Emergencies Project, Series A, 5.20%, 7/01/24	4,120,000	3,055,268
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Revenue,
Ana G. Mendez University System Project, Refunding, 5.375%, 12/01/21	1,570,000	1,541,787
Ana G. Mendez University System Project, Refunding, 5.00%, 4/01/27	4,000,000	3,567,960
Ana G. Mendez University System Project, Refunding, 5.125%, 4/01/32	2,000,000	1,712,680
Ana G. Mendez University System Project, Refunding, 5.375%, 4/01/42	3,005,000	2,479,456
Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	5,970,000	5,704,634
Hospital Auxilio Mutuo Obligated Group, Refunding, Series A, 6.00%, 7/01/33	7,050,000	7,432,674
Inter American University of Puerto Rico Project, NATL Insured, 4.375%, 10/01/25	1,000,000	991,010
Inter American University of Puerto Rico Project, NATL Insured, 4.50%, 10/01/29	3,750,000	3,717,750
Puerto Rico Infrastructure Financing Authority Revenue, Ports Authority Project, Series B,
5.25%, 12/15/26	8,000,000	5,473,040
6.00%, 12/15/26	2,000,000	1,447,160
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding,
Series M, 6.25%, 7/01/21	5,000,000	4,111,350
Series P, 6.50%, 7/01/30	5,000,000	3,703,800
Series P, 6.75%, 7/01/36	5,000,000	3,866,800
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B, 5.50%, 8/01/31	2,655,000	1,402,663
Puerto Rico Sales Tax FICO Sales Tax Revenue,
Capital Appreciation, first subordinate, Series A, zero cpn. to 8/01/19, 6.25% thereafter, 8/01/33	7,000,000	3,987,130
first subordinate, Series A, 6.50%, 8/01/44	17,850,000	14,605,405
University of Puerto Rico Revenue, University System, Refunding, Series P, 5.00%, 6/01/24	5,500,000	3,424,685
		138,035,114
U.S. Virgin Islands 6.7%
Virgin Islands PFAR, Virgin Islands Matching Fund Loan Note,
Cruzan Project, Series A, 6.00%, 10/01/39	7,250,000	8,082,372

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust
Statement of Investments, November 30, 2014 (unaudited) (continued)
Diageo Project, Series A, 6.75%, 10/01/37	7,700,000	8,842,834
		16,925,206
Total Municipal Bonds (Cost $242,262,650) 87.3%		219,233,188
Other Assets, less Liabilities 12.7%		32,015,315
Net Assets 100.0%		$251,248,503

ABBREVIATIONS
Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
COP	-	Certificate of Participation
FICO	-	Financing Corp.
GO	-	General Obligation
HFAR	-	Housing Finance Authority Revenue
NATL	-	National Public Financial Guarantee Corp.
PBA	-	Public Building Authority
PFAR	-	Public Financing Authority Revenue

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited)

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 94.7%
Alabama 2.5%
Alabama State Public School and College Authority Revenue, Capital Improvement, Refunding,
Series A, 5.00%, 5/01/19	$7,750,000	$9,011,545
Series B, 5.00%, 1/01/27	25,000,000	30,128,250
Chatom IDB Gulf Opportunity Zone Revenue, PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty,
5.00%,
8/01/20	3,535,000	4,079,390
8/01/21	3,535,000	4,075,325
8/01/22	3,535,000	4,069,209
East Alabama Health Care Authority Health Care Facilities Revenue, Mandatory Put 9/01/18,
Series A, 5.25%, 9/01/36	10,000,000	11,105,400
Series B, 5.50%, 9/01/33	13,500,000	15,112,980
Huntsville Health Care Authority Revenue, Series A, NATL Insured, Pre-Refunded, 5.00%, 6/01/17	2,900,000	2,969,194
Jefferson County GO, Capital Improvement wts., Series A, NATL Insured, 5.00%, 4/01/17	2,195,000	2,195,198
Jefferson County Revenue, Limited Obligation School wts., Series A, 5.25%, 1/01/16	2,000,000	2,032,020
Shelby County Board of Education Revenue, Capital Outlay School wts., 5.00%,
2/01/22	5,250,000	6,063,067
2/01/23	5,520,000	6,374,882
2/01/24	5,055,000	5,800,309
2/01/25	5,920,000	6,745,544
		109,762,313
Alaska 0.1%
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project, Assured Guaranty, 5.00%, 9/01/19	3,650,000	4,236,482

Arizona 5.0%
Arizona Health Facilities Authority Revenue, Banner Health,
Series A, 5.00%, 1/01/22	8,000,000	8,668,400
Series D, 5.50%, 1/01/22	5,000,000	5,642,850
Series D, 5.00%, 1/01/23	5,000,000	5,541,900
Arizona School Facilities Board COP,
5.25%, 9/01/19	10,000,000	11,510,200
Refunding, Series A-3, Assured Guaranty, 5.00%, 9/01/19	16,185,000	18,825,906
Arizona State Board of Regents Arizona State University System Revenue, Series C, 5.75%,
7/01/20	500,000	579,625
7/01/21	500,000	579,435
Arizona State COP, Department of Administration,
Series A, AGMC Insured, 5.00%, 10/01/19	5,650,000	6,613,495
Series A, AGMC Insured, 5.25%, 10/01/21	10,000,000	11,528,100
Series A, AGMC Insured, 5.25%, 10/01/22	40,910,000	47,120,547
Series B, AGMC Insured, 5.00%, 10/01/20	14,860,000	17,004,892
Arizona State Health Facilities Authority Hospital Revenue, Phoenix Children's Hospital, Refunding, Series A, 5.00%, 2/01/27	6,000,000	6,739,140
Arizona State Transportation Board Highway Revenue, Subordinated, Refunding, Series A, 5.00%,
7/01/24	5,000,000	5,920,150
7/01/25	5,000,000	5,896,500
[a]Arizona Water Infrastructure Finance Authority Water Quality Revenue, Refunding, Series A, 5.00%, 10/01/26	15,000,000	18,454,800
Glendale IDA Hospital Revenue, John C. Lincoln Health Network, Refunding, Series B, 5.00%, 12/01/18	5,605,000	5,814,347
Maricopa County Hospital Revenue, Sun Health Corp., Pre-Refunded, 5.00%, 4/01/18	2,000,000	2,031,560
Phoenix Civic Improvement Corp. Airport Revenue, junior lien, Series A, 5.00%,
7/01/19	1,900,000	2,205,007
7/01/20	1,300,000	1,527,357
7/01/21	4,200,000	4,890,774
Pima County Regional Transportation Excise Tax Revenue, Pima County Regional Transportation Fund, 5.00%,
6/01/24	3,385,000	4,118,631
6/01/26	7,180,000	8,552,098
Pima County Sewer System Revenue,
Series A, AGMC Insured, 5.00%, 7/01/24	2,250,000	2,697,908
Series B, 5.00%, 7/01/24	6,030,000	7,058,597
Series B, 5.00%, 7/01/25	4,500,000	5,210,910
Scottsdale IDA Hospital Revenue, Scottsdale Healthcare, Refunding, Series A, 5.00%, 9/01/21	4,000,000	4,441,440

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)

University Medical Center Corp. Hospital Revenue, Tucson, 6.00%, 7/01/24	2,000,000	2,306,580
		221,481,149
Arkansas 0.2%
Arkansas State Development Finance Authority Revenue, State Agencies Facilities, Arkansas Department of Correction
Project, Series B, AGMC Insured, Pre-Refunded, 5.00%,
11/01/17	1,955,000	2,040,922
11/01/19	1,065,000	1,111,807
Fort Smith Sales and Use Tax Revenue, Refunding and Improvement, 5.00%, 5/01/23	5,000,000	5,855,500
		9,008,229
California 9.1%
California State GO,
Refunding, 5.00%, 8/01/21	20,000,000	21,916,800
Refunding, 5.25%, 9/01/25	15,000,000	17,987,700
Refunding, 5.00%, 10/01/25	15,000,000	17,827,800
Various Purpose, 5.50%, 4/01/21	20,000,000	23,692,600
Various Purpose, 5.25%, 10/01/23	25,050,000	30,596,571
Various Purpose, 5.25%, 10/01/24	9,780,000	11,847,492
Various Purpose, 5.25%, 10/01/25	5,000,000	6,003,850
Various Purpose, XLCA Insured, 5.00%, 11/01/22	4,805,000	5,406,634
California State Health Facilities Financing Authority Revenue,
Catholic Healthcare West, Series L, Pre-Refunded, 5.125%, 7/01/22	5,275,000	5,426,815
Providence Health and Services, Series C, 6.00%, 10/01/18	500,000	593,235
Scripps Health, Series A, 5.00%, 10/01/21	5,000,000	5,694,550
Sutter Health, Refunding, Series B, 5.00%, 8/15/22	4,000,000	4,692,720
Sutter Health, Refunding, Series B, 5.25%, 8/15/23	13,000,000	15,357,160
California State Public Works Board Lease Revenue, Various Capital Projects,
Series A, 5.00%, 10/01/20	2,000,000	2,362,240
Series A, 5.25%, 10/01/22	3,300,000	4,037,814
Series A, 5.25%, 10/01/23	5,365,000	6,545,193
Series A, 5.25%, 10/01/24	3,000,000	3,644,910
Series A, 5.25%, 10/01/25	3,000,000	3,621,420
Series G, Sub Series G-1, 5.25%, 10/01/18	5,605,000	6,481,286
Series G, Sub Series G-1, 5.25%, 10/01/19	10,000,000	11,801,300
Series G, Sub Series G-1, 5.00%, 10/01/21	15,055,000	17,361,878
Series I, 5.00%, 11/01/18	4,000,000	4,597,200
Series I, 5.25%, 11/01/20	5,000,000	5,884,300
California Statewide CDA Revenue,
Enloe Medical Center, Series A, California Mortgage Insured, 5.25%, 8/15/19	1,990,000	2,262,192
Enloe Medical Center, Series A, California Mortgage Insured, 5.375%, 8/15/20	1,650,000	1,863,972
Sutter Health, Refunding, Series A, 5.25%, 8/15/24	4,000,000	4,711,080
El Dorado Irrigation District COP, Refunding, Series A, Assured Guaranty,
5.00%, 8/01/22	2,610,000	2,998,133
5.25%, 8/01/23	2,860,000	3,296,407
Livermore-Amador Valley Water Management Agency Sewer Revenue, Refunding, 5.00%,
8/01/24	5,660,000	6,426,421
8/01/25	4,765,000	5,363,913
Los Angeles Department of Water and Power Revenue, Power System, Refunding,
Series A, 5.00%, 7/01/26	11,025,000	13,047,205
Series B, 5.25%, 7/01/24	17,000,000	20,032,800
Los Angeles Municipal Improvement Corp. Lease Revenue, Capital Equipment, Refunding, Series A, Assured Guaranty,
5.00%, 4/01/17	3,215,000	3,545,438
5.25%, 4/01/18	2,495,000	2,855,303
5.25%, 4/01/19	3,180,000	3,736,214
Los Angeles USD, GO,
Election of 2004, Series F, FGIC Insured, Pre-Refunded, 5.00%, 7/01/24	6,700,000	7,193,053
Election of 2005, Series F, 5.00%, 7/01/22	5,675,000	6,640,998
Orange County Airport Revenue, 5.00%,
7/01/20	3,465,000	4,054,812
7/01/21	7,545,000	8,792,641
San Diego Community College District GO, Refunding, 5.00%, 8/01/25	21,370,000	25,700,417
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A,
5.00%, 4/01/25	4,000,000	4,525,200
5.25%, 4/01/26	2,500,000	2,851,900

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Capital Appreciation, Series A, Pre-Refunded, 5.65%,
1/15/17	3,000,000	3,049,470
San Jose RDA Tax Allocation, Merged Area, Refunding, Series D, Assured Guaranty, 5.00%,
8/01/21	10,000,000	10,666,100
8/01/22	10,000,000	10,594,300
Tulare Joint UHSD, GO, Election of 2004, Series A, NATL Insured, 5.00%, 8/01/16	2,870,000	2,936,756
Tuolumne Wind Project Authority Revenue, Tuolumne Co. Project, Series A, 5.25%, 1/01/23	8,000,000	9,127,760
Val Verde USD, COP, Centralized Support Services and District Office Facilities Project, FGIC Insured, ETM, 5.00%, 1/01/15	1,000,000	1,003,770
		400,657,723
Colorado 1.7%
Adams County PCR, Public Service Co. of Colorado Project, Refunding, Series A, NATL Insured, 4.375%, 9/01/17	17,000,000	17,461,550
Denver City and County Airport System Revenue, Subordinate, Series B, 5.25%,
11/15/26	5,000,000	5,981,300
11/15/27	4,250,000	5,069,230
Denver City and County Excise Tax Revenue, Refunding, Series A, AGMC Insured, 5.00%, 9/01/20	10,090,000	11,772,407
E-470 Public Highway Authority Senior Revenue, Series D, Sub Series D-1, NATL Insured, 5.50%, 9/01/24	8,000,000	8,285,760
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 5.75%, 11/15/18	2,935,000	3,193,632
Regional Transportation District COP, Refunding, Series A, 5.00%, 6/01/26	14,000,000	16,499,420
Regional Transportation District Sales Tax Revenue, FasTracks Project, Series A, 5.00%, 11/01/25	5,870,000	7,024,335
		75,287,634
Connecticut 1.1%
Connecticut State GO, Series E, 5.00%,
8/15/25	11,295,000	13,548,804
8/15/26	18,585,000	22,100,910
Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure, 5.00%, 1/01/28	10,000,000	11,674,800
		47,324,514
Florida 8.2%
Broward County School Board COP, Master Lease Purchase Agreement, Series A, AGMC Insured, 5.00%, 7/01/16	5,915,000	6,069,381
Broward County Water and Sewer Utility Revenue, Refunding, Series B, 5.00%,
10/01/24	6,000,000	7,312,680
10/01/25	6,325,000	7,688,290
Citizens Property Insurance Corp. Revenue, High-Risk Account, senior secured, Series A-1,
5.00%, 6/01/16	40,415,000	43,107,043
5.25%, 6/01/17	3,250,000	3,604,770
6.00%, 6/01/17	5,000,000	5,630,250
Collier County School Board COP, Master Lease Program, AGMC Insured, 5.00%, 2/15/22	5,075,000	5,528,350
Hillsborough County Capacity Assessment Special Assessment Revenue, NATL RE, FGIC Insured, 5.00%, 3/01/19	5,000,000	5,260,750
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,500,000	7,512,115
Jacksonville Capital Improvement Revenue, Refunding, 5.00%,
10/01/25	7,295,000	8,606,787
10/01/26	7,350,000	8,614,567
Jacksonville Sales Tax Revenue, Better Jacksonville, Refunding, Series A, 5.00%, 10/01/28	6,000,000	6,931,020
JEA Water and Sewer System Revenue, Refunding, Series A, 5.00%,
10/01/26	2,985,000	3,572,149
10/01/27	10,505,000	12,485,192
10/01/29	2,470,000	2,922,183
Leon County School District Sales Tax Revenue, 5.00%, 9/01/25	6,040,000	7,151,481
Miami-Dade County Aviation Revenue, Miami International Airport, Refunding, Series A,
4.25%, 10/01/18	6,920,000	7,754,137
4.50%, 10/01/19	4,805,000	5,507,587
5.00%, 10/01/21	5,000,000	5,812,150
5.00%, 10/01/22	5,890,000	6,818,676
5.25%, 10/01/23	4,875,000	5,701,410
Miami-Dade County School Board COP, Master Lease Purchase Agreement, Series A, Assured Guaranty, 5.00%, 2/01/23	12,115,000	13,574,373
Miami-Dade County Transit System Sales Surtax Revenue, 5.00%,
7/01/24	2,250,000	2,659,928
7/01/25	3,000,000	3,523,830
7/01/26	4,000,000	4,659,360
7/01/27	4,000,000	4,635,480
Miami-Dade County Water and Sewer System Revenue, Refunding, Series B, 5.00%, 10/01/27	15,000,000	17,513,550
Orange County School Board COP, Master Lease Purchase Agreement, Series B, NATL RE, FGIC Insured, 5.00%,
8/01/18	5,150,000	5,513,281
8/01/19	5,985,000	6,406,105

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
Orlando Utilities Commission Utility System Revenue, Refunding, Series A, 5.00%,
10/01/23	4,000,000	4,901,240
10/01/24	2,405,000	2,977,967
10/01/25	2,000,000	2,493,180
Orlando-Orange County Expressway Authority Revenue, Refunding,
AGMC Insured, 5.00%, 7/01/24	9,355,000	11,181,190
Series B, AGMC Insured, 5.00%, 7/01/22	7,500,000	8,946,750
Series B, AGMC Insured, 5.00%, 7/01/23	10,000,000	11,996,000
Series B, AGMC Insured, 5.00%, 7/01/24	14,650,000	17,411,818
Palm Beach County School Board COP, Master Lease Purchase Agreement,
Refunding, Series B, 5.00%, 8/01/25	4,000,000	4,872,080
Series E, NATL Insured, 5.00%, 8/01/21	6,060,000	6,679,756
Palm Beach County Solid Waste Authority Revenue, Refunding, 5.00%, 10/01/23	17,290,000	20,523,922
Palm Beach County Water and Sewer Revenue, Refunding, 5.00%,
10/01/24	700,000	852,698
10/01/25	1,690,000	2,040,624
10/01/26	1,250,000	1,496,138
10/01/27	2,150,000	2,560,220
10/01/28	1,240,000	1,470,132
Pasco County Solid Waste Disposal and Resource Recovery System Revenue, Series D, AGMC Insured, 5.00%,
10/01/22	9,490,000	10,593,592
10/01/24	10,455,000	11,645,511
South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida Obligated Group, 5.00%, 8/15/19	5,000,000	5,554,050
		360,273,743
Georgia 1.2%
Atlanta Airport Passenger Facility Charge Revenue, General Subordinate Lien, Refunding, Series A, 5.00%,
1/01/27	7,000,000	8,263,640
1/01/28	5,100,000	5,989,338
Atlanta Tax Allocation, Atlantic Station Project, Refunding, Assured Guaranty, 5.25%,
12/01/20	1,500,000	1,652,970
12/01/21	1,000,000	1,096,150
Atlanta Water and Wastewater Revenue, Refunding, Series B, AGMC Insured, 5.00%,
11/01/20	8,575,000	9,929,078
11/01/21	9,230,000	10,579,426
Georgia State Municipal Electric Authority Revenue, Project One, Subordinated, Series B, 5.00%, 1/01/20	10,000,000	11,689,000
South Georgia Governmental Services Authority Revenue, Telecommunications/Cable Systems Projects, NATL RE, FGIC
Insured, 5.00%, 1/01/16	2,650,000	2,708,380
		51,907,982
Hawaii 0.7%
Hawaii State GO, Series EO, 5.00%, 8/01/28	25,000,000	29,977,750

Illinois 3.8%
Chicago GO, Project and Refunding, Series A, AGMC Insured, 5.00%, 1/01/20	22,490,000	23,379,929
Chicago O'Hare International Airport Revenue, General, third lien,
Refunding, Series B, AGMC Insured, 5.00%, 1/01/18	10,670,000	11,582,285
Refunding, Series B, AGMC Insured, 5.00%, 1/01/20	7,850,000	8,507,595
Series C, AGMC Insured, 5.25%, 1/01/22	5,215,000	6,051,277
Chicago Transit Authority Capital Grant Receipts Revenue, Federal Transit Administration Section 5307, Refunding, AGMC
Insured, 5.25%, 6/01/25	6,125,000	7,101,080
Cook County GO, Refunding, Series A, MAC Insured, 5.25%, 11/15/22	12,395,000	14,460,875
Illinois State Finance Authority Revenue, Rush University Medical Center Obligated Group, Series A, 6.75%, 11/01/24	5,000,000	5,831,650
Illinois State GO,
5.50%, 7/01/26	7,000,000	7,973,840
MAC Insured, 5.00%, 2/01/26	5,650,000	6,225,283
Refunding, AGMC Insured, 5.00%, 1/01/19	12,000,000	13,447,800
Series A, AGMC Insured, 5.00%, 4/01/25	18,000,000	19,839,420
Illinois State Sales Tax Revenue, Build Illinois, Junior Obligation, Refunding, 5.00%, 6/15/26	14,000,000	16,404,500
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Refunding, Series B, 5.00%,
12/15/22	5,000,000	5,980,950
12/15/22	2,000,000	2,209,700
6/15/23	4,000,000	4,703,760

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
Southwestern Illinois Development Authority Revenue, Local Government Program, Edwardsville Community Unit School
District No. 7 Project, AGMC Insured, 5.00%, 12/01/19	11,005,000	12,074,466
		165,774,410
Kansas 0.2%
Kansas State Department of Transportation Highway Revenue, Refunding, Series A, 5.00%, 9/01/28	8,000,000	9,727,600

Kentucky 0.6%
Kentucky Asset/Liability Commission Agency Fund Revenue, Project Notes, Federal Highway Trust, First Series A, 5.00%,
9/01/20	6,000,000	7,061,160
Kentucky State Property and Buildings Commission Revenues, Project No. 87, Refunding, NATL RE, FGIC Insured, 5.00%,
3/01/23	11,000,000	11,938,080
Kentucky State Turnpike Authority Economic Development Road Revenue, 5.00%, 7/01/22	1,000,000	1,155,230
Louisville and Jefferson County Metropolitan Sewer District Sewer and Drainage System Revenue, Refunding, Series A,
5.00%, 5/15/24	7,000,000	8,232,070
		28,386,540
Louisiana 1.5%
Jefferson Sales Tax District Special Sales Tax Revenue, Parish of Jefferson, Refunding, Series B, Assured Guaranty,
5.00%, 12/01/21	15,000,000	17,321,700
Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series B, AMBAC Insured, 5.00%, 6/01/19	20,000,000	21,329,000
Louisiana State GO, Refunding, Series C, 5.00%, 8/01/25	10,000,000	12,287,900
New Orleans Aviation Board Revenue, Restructuring GARB, Refunding, Series A-1, Assured Guaranty, 6.00%, 1/01/23	2,000,000	2,324,520
New Orleans GO, Public Improvement, Radian Insured, Series A, 5.00%, 12/01/25	7,915,000	8,623,551
Orleans Parish Parishwide School District GO, Refunding, AGMC Insured, 5.00%, 9/01/18	5,000,000	5,644,550
		67,531,221
Maryland 1.0%
[a]Baltimore Revenue, Wastewater Projects, Refunding, Series D, 5.00%,
7/01/28	2,790,000	3,344,652
7/01/29	5,835,000	6,960,922
Maryland State EDC Student Housing Revenue, University of Maryland College Park Projects, Refunding, Assured
Guaranty, 5.00%,
6/01/19	1,445,000	1,533,419
6/01/20	1,000,000	1,060,880
Maryland State Health and Higher Educational Facilities Authority Revenue,
Peninsula Regional Medical Center Issue, 5.00%, 7/01/18	1,600,000	1,692,656
Peninsula Regional Medical Center Issue, 5.00%, 7/01/19	1,430,000	1,506,119
Peninsula Regional Medical Center Issue, 5.00%, 7/01/20	1,000,000	1,048,900
Washington County Hospital Issue, 5.25%, 1/01/22	1,000,000	1,066,570
Washington County Hospital Issue, 5.25%, 1/01/23	1,250,000	1,323,750
Western Maryland Health System Issue, Series A, NATL Insured, Pre-Refunded, 5.00%, 1/01/19	2,920,000	3,122,882
Prince George's County GO, Consolidated Public Improvement, Series A, 5.00%, 9/01/23	16,740,000	20,765,133
		43,425,883
Massachusetts 1.9%
Massachusetts State Department of Transportation Metropolitan Highway System Revenue,
Commonwealth Contract Assistance Secured, Subordinated, Series B, 5.00%, 1/01/20	5,000,000	5,815,250
Senior, Refunding, Series B, 5.00%, 1/01/17	5,000,000	5,432,900
Senior, Refunding, Series B, 5.00%, 1/01/18	5,000,000	5,620,850
Massachusetts State Health and Educational Facilities Authority Revenue, CareGroup Issue, Capital Asset Program, Series
B-2, NATL Insured, 5.375%, 2/01/26	1,720,000	1,912,950
Massachusetts State School Building Authority Dedicated Sales Tax Revenue, Senior, Refunding,
Series A, 5.00%, 8/15/25	10,975,000	13,174,829
Series A, 5.00%, 8/15/26	7,000,000	8,359,190
Series B, 5.00%, 8/15/27	6,000,000	7,118,400
Massachusetts State Water Pollution Abatement Trust Revenue, State Revolving Fund,
Refunding, 5.00%, 8/01/26	10,650,000	13,488,864
Series 17, Sub Series 17A, 5.00%, 2/01/24	9,380,000	11,465,268
Series 17, Sub Series 17A, 5.00%, 2/01/25	9,750,000	11,787,067
		84,175,568
Michigan 2.9%
Detroit GO, Distributable State Aid, 5.00%,
11/01/19	6,775,000	7,376,417
11/01/20	6,000,000	6,604,440
Michigan State Finance Authority Revenue,
School District of the City of Detroit, Refunding, 5.25%, 6/01/17	10,640,000	11,504,394

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
School District of the City of Detroit, Refunding, 5.50%, 6/01/21	6,000,000	6,897,600
State Revolving Fund, Clean Water, 5.00%, 10/01/24	5,000,000	6,029,450
State Revolving Fund, Clean Water, Subordinate, Refunding, 5.00%, 10/01/24	7,000,000	8,441,230
Michigan State GO, School Loan, Refunding, Series A, 5.25%, 11/01/22	10,000,000	11,546,900
Michigan State HDA, SFMR, Series A, 5.00%, 12/01/19	410,000	430,844
Michigan State Hospital Finance Authority Revenue, Trinity Health Credit Group,
Mandatory Put 12/01/17, Refunding, Series A, 6.00%, 12/01/34	10,000,000	11,522,700
Refunding, Series MI, 5.00%, 12/01/24	8,000,000	9,377,040
Michigan State Revenue, Grant Anticipation Bonds, AGMC Insured, 5.25%, 9/15/20	7,500,000	8,388,075
Michigan State Strategic Fund Limited Obligation Revenue,
Detroit Edison Co. Exempt Facilities Project, Mandatory Put 8/01/16, Refunding, Series ET, Sub Series ET-2, 5.50%,
8/01/29	7,000,000	7,505,470
Michigan House of Representatives Facilities, Series A, Assured Guaranty, 5.25%, 10/15/22	4,000,000	4,575,960
Michigan House of Representatives Facilities, Series A, Assured Guaranty, 5.25%, 10/15/23	1,000,000	1,142,780
South Lyon Community Schools GO, Refunding, NATL RE, FGIC Insured, 5.00%, 5/01/16	3,040,000	3,237,904
Wayne State University Revenue, Refunding, Series A, 5.00%,
11/15/18	4,265,000	4,831,904
11/15/19	5,210,000	5,943,099
11/15/20	5,255,000	6,151,135
Wyandotte Electric System Revenue, Refunding, Series A, Assured Guaranty, 5.00%, 10/01/17	3,955,000	4,305,729
		125,813,071
Minnesota 0.4%
Minnesota Agricultural and Economic Development Board Revenue, Health Care Facilities, Essentia Health Obligated
Group, Series C-1, Assured Guaranty,
5.00%, 2/15/21	4,165,000	4,779,046
5.00%, 2/15/22	5,570,000	6,323,398
5.25%, 2/15/23	5,000,000	5,687,300
Minnesota State General Fund Revenue, Appropriation, Refunding, Series A, 5.00%, 3/01/25	1,925,000	2,282,646
		19,072,390
Missouri 0.8%
Hannibal IDA Health Facilities Revenue, Hannibal Regional Hospital, Refunding, 5.00%, 3/01/19	1,675,000	1,719,069
Missouri State Joint Municipal Electric Utility Commission Power Project Revenue, Plum Point Project,
NATL Insured, Pre-Refunded, 5.00%, 1/01/17	1,500,000	1,577,640
NATL Insured, Pre-Refunded, 5.00%, 1/01/19	1,000,000	1,046,970
[a] Refunding, 5.00%, 1/01/27	3,250,000	3,820,895
[a] Refunding, 5.00%, 1/01/28	4,500,000	5,235,075
[a] Refunding, 5.00%, 1/01/29	4,045,000	4,667,890
Springfield Public Utility Revenue, NATL RE, FGIC Insured, 4.50%, 8/01/21	15,245,000	16,179,061
		34,246,600
Nevada 1.2%
Clark County Airport Revenue, System, sub. lien, Series C, AGMC Insured, 5.00%,
7/01/22	5,000,000	5,761,800
7/01/23	15,000,000	17,271,000
Clark County School District GO, Refunding, Series A, NATL RE, FGIC Insured, 4.50%, 6/15/19	5,000,000	5,582,950
Clark County Water Reclamation District GO,
Series A, 5.25%, 7/01/21	3,435,000	4,011,084
Series A, 5.25%, 7/01/22	3,120,000	3,640,229
Series B, 5.25%, 7/01/21	3,430,000	4,005,245
Series B, 5.25%, 7/01/22	3,615,000	4,217,765
Washoe County School District GO, Refunding, Series A, 5.00%, 6/01/25	6,130,000	7,198,888
		51,688,961
New Hampshire 0.2%
Manchester GARB, Series A, AGMC Insured, 5.00%, 1/01/25	7,930,000	8,737,750

New Jersey 7.3%
Hudson County Improvement Authority Facility Lease Revenue, Hudson County Lease Project, Refunding, AGMC Insured,
5.375%,
10/01/22	5,220,000	6,047,422
10/01/23	5,375,000	6,263,165
10/01/24	2,050,000	2,417,668
New Jersey EDA Revenue, School Facilities Construction, Refunding,
Series DD-1, 5.00%, 12/15/18	20,000,000	22,578,800
Series EE, 5.25%, 9/01/24	12,210,000	13,889,852

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
New Jersey Health Care Facilities Financing Authority Revenue, Barnabas Health Issue, Refunding, Series A, 5.00%,
7/01/20	10,000,000	11,743,100
7/01/21	20,535,000	24,341,778
New Jersey State COP, Equipment Lease Purchase Agreement, Series A,
5.25%, 6/15/22	10,000,000	11,415,700
5.25%, 6/15/23	17,945,000	20,393,775
AMBAC Insured, 5.00%, 6/15/17	5,000,000	5,015,150
New Jersey State Educational Facilities Authority Revenue, Kean University Issue, Refunding, Series A, 5.00%, 9/01/21	6,000,000	6,863,340
New Jersey State Higher Education Assistance Authority Student Loan Revenue,
Refunding, Series 1A, 5.00%, 12/01/17	3,250,000	3,591,543
Refunding, Series 1A, 5.25%, 12/01/19	2,500,000	2,827,925
Refunding, Series 1A, 4.75%, 12/01/21	6,200,000	6,701,580
Refunding, Series 1A, 4.75%, 12/01/22	8,285,000	8,911,429
Series A, 5.375%, 6/01/24	15,000,000	16,613,850
New Jersey State Transportation Trust Fund Authority Revenue,
Transportation Program, Series AA, AGMC Insured, 5.00%, 6/15/26	26,650,000	30,431,901
Transportation System, Refunding, Series A, 5.25%, 12/15/21	10,000,000	11,616,500
Transportation System, Refunding, Series A, 5.50%, 12/15/22	25,000,000	29,529,750
Transportation System, Refunding, Series A, Assured Guaranty, 5.50%, 12/15/22	11,465,000	13,677,974
Transportation System, Series D, AGMC Insured, Pre-Refunded, 5.00%, 6/15/19	5,630,000	5,776,436
New Jersey State Turnpike Authority Turnpike Revenue, Series H, 5.00%,
1/01/20	10,000,000	11,413,400
1/01/21	20,000,000	22,707,600
Rutgers State University GO,
Refunding, Series J, 5.00%, 5/01/26	5,000,000	5,955,350
Refunding, Series J, 5.00%, 5/01/27	10,830,000	12,800,085
Series L, 5.00%, 5/01/27	5,270,000	6,228,666
		319,753,739
New York 9.2%
Erie County IDA School Facility Revenue, City School District of the City of Buffalo Project,
Refunding, 5.00%, 5/01/23	6,235,000	7,479,319
Refunding, 5.00%, 5/01/24	8,000,000	9,566,240
Series A, 5.00%, 5/01/22	14,840,000	17,083,066
Series A, AGMC Insured, 5.75%, 5/01/22	5,000,000	5,770,800
Long Island Power Authority Electric System Revenue, General,
Refunding, Series B, 5.00%, 9/01/26	5,000,000	5,693,700
Refunding, Series E, NATL RE, FGIC Insured, 5.00%, 12/01/18	8,500,000	9,196,150
Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 12/01/19	7,000,000	7,491,330
MTA Revenue, Transportation,
Refunding, Series F, 5.00%, 11/15/15	1,250,000	1,306,675
Refunding, Series F, 5.00%, 11/15/26	25,000,000	29,382,000
Series A, 5.00%, 11/15/27	3,500,000	4,070,080
Series A, AGMC Insured, 5.00%, 11/15/20	5,000,000	5,593,900
Series A, AGMC Insured, 5.50%, 11/15/20	4,365,000	5,302,602
Series C, 5.00%, 11/15/16	1,150,000	1,251,234
Series C, 5.75%, 11/15/18	12,325,000	13,706,139
Nassau County Local Economic Assistance and FICO Revenue, Catholic Health Services of Long Island Obligated Group
Project, Refunding, 5.00%, 7/01/21	9,000,000	10,541,250
New York City GO,
Fiscal 2008, Refunding, Series G, 5.00%, 8/01/21	7,000,000	7,758,800
Fiscal 2008, Series D, 5.00%, 12/01/21	5,000,000	5,609,050
Fiscal 2013, Refunding, Series D, 5.00%, 8/01/27	10,000,000	11,698,100
Fiscal 2013, Series I, 5.00%, 8/01/24	10,200,000	12,280,188
Fiscal 2014, Refunding, Series G, 5.00%, 8/01/22	8,000,000	9,583,600
Fiscal 2014, Refunding, Series G, 5.00%, 8/01/23	6,860,000	8,294,838
Series F, 4.75%, 1/15/16	5,000	5,017
Series J, Sub Series J-1, AGMC Insured, 5.00%, 6/01/20	35,000	37,353
Series J, Sub Series J-1, AGMC Insured, Pre-Refunded, 5.00%, 6/01/20	9,965,000	10,656,671
Series O, 5.00%, 6/01/19	45,000	46,062
Series O, Pre-Refunded, 5.00%, 6/01/19	4,955,000	5,073,970
New York City Transitional Finance Authority Building Aid Revenue, Fiscal 2009,
Series S-3, 5.00%, 1/15/23	5,000,000	5,685,300
Series S-4, 5.00%, 1/15/21	4,665,000	5,320,386
New York City Transitional Finance Authority Revenue, Future Tax Secured,
Fiscal 2014, sub. bond, Series D, Sub Series D-1, 5.00%, 2/01/27	8,740,000	10,384,955

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
Fiscal 2014, sub. bond, Series D, Sub Series D-1, 5.00%, 2/01/28	5,000,000	5,914,300
Subordinate, Fiscal 2003, Refunding, Sub Series A-1, 5.00%, 11/01/23	11,500,000	13,732,725
Subordinate, Fiscal 2011, Series C, 5.00%, 11/01/23	12,805,000	15,116,431
Subordinate, Series C, 5.00%, 11/01/24	7,620,000	9,072,296
New York State Dormitory Authority Lease Revenues, Third General Resolution, State University Educational Facilities
Issue, Refunding, Series A, 5.00%, 5/15/24	7,000,000	8,324,050
New York State Dormitory Authority Personal Income Tax Revenue, General Purpose, Refunding, Series A, 5.00%, 12/15/27	10,000,000	11,873,200
New York State Dormitory Authority Revenues,
Non-State Supported Debt, School Districts Revenue, Bond Financing Program, Series A, Assured Guaranty, 5.00%,
10/01/24	5,000,000	5,754,050
State Supported Debt, City University System, Consolidated Fifth General Resolution, Series A, NATL RE, FGIC Insured,
5.50%, 7/01/23	7,915,000	9,904,356
State Supported Debt, Mental Health Services Facilities Improvement, Refunding, Series A-1, 5.50%, 2/15/18	10,000,000	11,437,400
State Supported Debt, Mental Health Services Facilities Improvement, Refunding, Series A-1, 5.00%, 2/15/19	3,245,000	3,734,151
New York State Local Government Assistance Corp. Revenue, sub. lien, Refunding, Series B, 5.00%, 4/01/21	12,000,000	14,183,160
New York State Thruway Authority General Revenue,
Refunding, Series H, NATL RE, FGIC Insured, 5.00%, 1/01/22	10,000,000	11,160,800
Series I, 5.00%, 1/01/26	10,000,000	11,647,600
New York State Thruway Authority Revenue, Local Highway and Bridge Service Contract, Refunding, 5.00%, 4/01/19	9,570,000	11,112,205
New York State Urban Development Corp. Revenue,
Service Contract, Refunding, Series A, Sub Series A-1, 5.00%, 1/01/20	6,500,000	7,632,560
State Personal Income Tax, Series D, 5.00%, 3/15/24	10,000,000	12,084,100
Rockland County Solid Waste Management Authority Revenue, Refunding, Series A, Assured Guaranty, 5.375%, 12/15/18	5,365,000	6,242,017
Suffolk County EDC Revenue, Catholic Health Services of Long Island Obligated Group Project, Refunding, 5.00%, 7/01/22	10,000,000	11,487,900
		406,282,076
North Carolina 1.4%
Buncombe County Limited Obligation Revenue, Series A, 5.00%, 6/01/28	5,000,000	5,920,700
The Charlotte-Mecklenburg Hospital Authority Health Care Revenue, Carolinas HealthCare System, Series A, AGMC
Insured, 5.00%, 1/15/22	10,000,000	10,800,500
North Carolina Eastern Municipal Power Agency Power System Revenue,
Refunding, Series A, 5.00%, 1/01/21	10,000,000	11,671,300
Refunding, Series A, Assured Guaranty, 5.25%, 1/01/19	15,000,000	16,932,150
Series C, Assured Guaranty, 6.00%, 1/01/19	2,150,000	2,295,555
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, Refunding,
Series A, 5.25%, 1/01/20	4,500,000	5,065,065
Series B, 5.00%, 1/01/20	8,000,000	9,338,400
Oak Island Enterprise System Revenue, Assured Guaranty, 5.50%, 6/01/23	1,735,000	1,990,756
		64,014,426
Ohio 6.7%
Akron Income Tax Revenue, Community Learning Centers, Refunding, Series A, 5.00%,
12/01/24	5,265,000	6,246,449
12/01/25	6,645,000	7,828,607
12/01/26	8,240,000	9,646,074
American Municipal Power-Ohio Inc. Revenue, Prairie State Energy Campus Project, Refunding, Series A, 5.25%,
2/15/20	6,000,000	6,821,400
2/15/21	11,500,000	13,062,620
Cincinnati GO, Various Purpose, Improvement and Refunding, Series A, 5.00%,
12/01/23	2,000,000	2,383,440
12/01/24	1,270,000	1,503,858
12/01/25	2,000,000	2,356,240
12/01/27	2,000,000	2,327,900
12/01/28	2,350,000	2,723,133
Cleveland Airport System Revenue, Refunding, Series A, AGMC Insured, 5.00%,
1/01/25	5,000,000	5,705,150
1/01/26	5,000,000	5,646,900
Cleveland Water Revenue, second lien, Refunding, Series A, 5.00%,
1/01/23	1,840,000	2,181,228
1/01/24	1,750,000	2,061,972
1/01/25	2,500,000	2,922,525
1/01/26	2,000,000	2,323,880
Cuyahoga County EDR, Recovery Zone Facility, Medical Mart/Convention Center Project, Series F, 5.00%,
12/01/20	7,000,000	8,176,420
12/01/21	7,300,000	8,450,918
Hamilton City School District GO, School Improvement, AGMC Insured, 5.00%, 12/01/24	5,000,000	5,402,600

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
Hamilton County Sewer System Revenue, The Metropolitan Sewer District of Greater Cincinnati, Improvement and
Refunding, Series A, 5.00%,
12/01/24	2,500,000	3,054,700
12/01/25	2,400,000	2,915,088
12/01/26	4,000,000	4,822,480
12/01/27	5,000,000	5,987,950
12/01/28	3,000,000	3,574,140
Kent State University Revenues, General Receipts, Series A, 5.00%,
5/01/23	1,200,000	1,402,668
5/01/24	1,500,000	1,742,310
5/01/25	1,500,000	1,729,200
5/01/26	1,600,000	1,832,912
Lakewood City School District GO, School Improvement, Refunding, AGMC Insured, 4.50%, 12/01/22	2,900,000	3,130,782
Mason City School District GO, School Improvement, Refunding, NATL RE, FGIC Insured, 5.00%, 12/01/15	2,670,000	2,798,080
Nordonia Hills City School District GO, School Improvement, NATL RE, FGIC Insured, Pre-Refunded, 4.50%, 12/01/21	2,360,000	2,550,051
Ohio State Building Authority Revenue, State Facilities, Administrative Building Fund Projects, Refunding, Series C, 5.00%,
10/01/22	5,780,000	6,708,557
Ohio State GO,
Higher Education, Refunding, Series A, 5.00%, 2/01/24	8,585,000	10,278,219
Higher Education, Refunding, Series A, 5.00%, 2/01/25	7,000,000	8,298,570
Series R, 5.00%, 5/01/26	11,000,000	13,427,370
Series R, 5.00%, 5/01/27	5,000,000	6,056,350
Series R, 5.00%, 5/01/28	9,100,000	10,963,225
Ohio State Turnpike Commission Turnpike Revenue, Refunding, Series A, NATL RE, FGIC Insured, 5.50%, 2/15/24	10,000,000	12,460,900
Ohio State Water Development Authority Water PCR, Refunding, 5.00%,
12/01/23	5,000,000	6,168,950
6/01/24	4,000,000	4,954,960
12/01/24	4,000,000	4,987,760
Toledo City School District GO, School Facilities Improvement, Refunding, Series B, 5.00%,
12/01/24	2,920,000	3,459,937
12/01/25	4,125,000	4,848,484
12/01/26	4,340,000	5,067,037
12/01/27	4,565,000	5,301,198
Toledo Water System Revenue, Improvement and Refunding, 5.00%,
11/15/25	4,000,000	4,720,680
11/15/26	6,140,000	7,195,466
11/15/27	6,450,000	7,516,378
11/15/28	6,570,000	7,645,443
University of Cincinnati General Receipts Revenue, Series C,
5.00%, 6/01/25	3,010,000	3,585,843
Assured Guaranty, 5.00%, 6/01/21	11,810,000	13,748,611
Assured Guaranty, 5.00%, 6/01/22	11,675,000	13,542,650
Youngstown GO, AMBAC Insured, 6.125%, 12/01/15	555,000	567,532
		294,815,795
Oregon 1.5%
Deschutes County Hospital Facilities Authority Hospital Revenue, Cascade Healthcare Community Inc., Refunding, 7.375%,
1/01/23	2,000,000	2,455,040
Oregon State Department of Administrative Services COP, Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%,
11/01/19	2,340,000	2,546,131
Oregon State Department of Transportation Highway User Tax Revenue, senior lien,
Refunding, Series A, 5.00%, 11/15/25	10,000,000	12,080,500
Refunding, Series A, 5.00%, 11/15/27	3,000,000	3,668,850
Refunding, Series A, 5.00%, 11/15/28	3,500,000	4,263,070
Series A, Pre-Refunded, 5.00%, 11/15/22	5,840,000	6,837,530
Portland Sewer System Revenue, second lien, Series B, NATL Insured, 5.00%,
6/15/18	3,135,000	3,341,722
6/15/19	3,290,000	3,506,416
Portland Water System Revenue, second lien, Refunding, Series A, 5.00%, 10/01/25	5,000,000	6,076,850
Washington County School District No. 48J Beaverton GO, 5.00%,
6/15/27	5,000,000	6,097,100
6/15/28	5,000,000	6,059,150

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)

6/15/29	7,500,000	9,046,350
		65,978,709
Pennsylvania 4.4%
Allegheny County Hospital Development Authority Revenue, University of Pittsburgh Medical Center, Series A, 5.00%,
5/15/19	9,000,000	10,447,920
5/15/20	7,500,000	8,860,125
Commonwealth Financing Authority Revenue, Series C-1, AGMC Insured, 5.00%,
6/01/22	4,130,000	4,804,346
6/01/23	4,345,000	5,034,769
Lancaster County Solid Waste Management Authority Solid Waste Disposal System Revenue, Series A, 5.25%,
12/15/25	5,345,000	6,308,917
12/15/26	5,835,000	6,836,811
Pennsylvania State GO, Second Series, 5.00%, 10/15/26	13,375,000	15,995,564
Pennsylvania State Turnpike Commission Turnpike Revenue,
Series B, 5.00%, 12/01/19	32,230,000	37,672,358
Series E, 5.00%, 12/01/24	5,000,000	5,811,500
Series E, 5.00%, 12/01/25	10,000,000	11,553,500
Subordinate, Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.00%, 6/01/23	10,000,000	11,604,300
Subordinate, Series A, Assured Guaranty, 5.00%, 6/01/22	6,070,000	6,919,072
Philadelphia GO, Refunding, Series A, Assured Guaranty, 5.25%, 8/01/22	20,000,000	22,869,000
Philadelphia Municipal Authority Lease Revenue, 6.00%, 4/01/22	7,065,000	8,333,662
Philadelphia Water and Wastewater Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 6/15/17	10,000,000	11,075,200
Refunding, Series A, AGMC Insured, 5.00%, 6/15/18	5,000,000	5,687,000
Refunding, Series A, AGMC Insured, 5.00%, 6/15/19	5,000,000	5,797,500
Series A, 5.00%, 1/01/20	1,210,000	1,375,867
Series A, 5.25%, 1/01/21	3,655,000	4,159,390
Series A, 5.25%, 1/01/22	2,330,000	2,633,855
		193,780,656
South Carolina 1.4%
Anderson Water and Sewer System Revenue, Refunding, AGMC Insured, 5.00%,
7/01/22	2,555,000	3,041,957
7/01/23	2,695,000	3,214,866
7/01/24	2,825,000	3,363,417
7/01/25	2,965,000	3,507,447
Berkeley County Utility Revenue, Combined Utility System, Refunding, 5.00%,
6/01/25	3,665,000	4,353,067
6/01/26	1,700,000	2,007,751
SCAGO Educational Facilities Corp. for Pickens School District Revenue, Installment Purchase, School District of Pickens
County Project, AGMC Insured, 5.00%, 12/01/18	5,000,000	5,463,800
South Carolina Jobs EDA Hospital Revenue, Palmetto Health, Refunding and Improvement, 5.375%, 8/01/22	6,000,000	6,799,500
South Carolina State Transportation Infrastructure Bank Revenue, Refunding, Series B, AGMC Insured, 5.00%,
10/01/25	12,935,000	15,070,698
10/01/26	13,440,000	15,566,342
		62,388,845
Tennessee 0.7%
Memphis GO, General Improvement, Refunding, Series A, 5.00%, 4/01/22	15,805,000	19,045,341
Metropolitan Government of Nashville and Davidson County GO, Improvement, Refunding, Series A, 5.00%, 1/01/26	5,000,000	5,965,550
Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue, Refunding, 5.00%,
7/01/26	1,675,000	1,992,195
7/01/27	1,800,000	2,130,192
		29,133,278
Texas 8.6%
Austin Water and Wastewater System Revenue, Refunding,
5.00%, 11/15/26	4,835,000	5,724,495
5.00%, 11/15/27	4,000,000	4,729,520
Series A, 5.00%, 11/15/28	5,000,000	5,843,050
Board of Regents of the University of Houston System Revenue, Consolidated, Refunding, Series A, 5.00%, 2/15/27	5,000,000	5,788,250
Brownsville Utility System Revenue,
AGMC insured, Pre-Refunded, 5.00%, 9/01/22	5,840,000	6,051,992
Refunding and Improvement, AGMC Insured, 5.00%, 9/01/22	2,615,000	2,700,903
Clear Creek ISD, GO, Refunding, Series A, 5.00%,
2/15/25	11,370,000	13,395,907

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
2/15/26	12,060,000	14,052,191
Dallas County Utility and Reclamation District GO, Refunding,
Series A, AMBAC Insured, 5.15%, 2/15/21	3,025,000	3,285,695
Series B, AMBAC Insured, 5.15%, 2/15/21	8,025,000	8,716,595
Dallas Waterworks and Sewer System Revenue, Refunding, AMBAC Insured, 4.50%, 10/01/19	10,000,000	10,991,000
Dallas/Fort Worth International Airport Revenue, Joint, Refunding,
Series A, 5.00%, 11/01/23	1,500,000	1,620,435
Series A, 5.00%, 11/01/24	1,000,000	1,079,090
Series D, 5.25%, 11/01/27	5,000,000	5,934,000
Series D, 5.25%, 11/01/28	2,100,000	2,472,393
Fort Worth GO, General Purpose, Refunding and Improvement, 5.00%,
3/01/25	6,000,000	7,070,760
3/01/26	6,790,000	7,967,114
Frisco GO, Collin and Denton Counties, Refunding and Improvement, 5.00%, 2/15/25	5,000,000	5,945,900
Harris County Hospital District Revenue, senior lien, Refunding, Series A, NATL Insured, 5.00%, 2/15/22	4,165,000	4,513,236
Harris County MTA Sales and Use Tax Revenue, Contractual Obligations, 5.00%,
11/01/26	2,000,000	2,424,760
11/01/27	2,000,000	2,407,260
11/01/28	2,000,000	2,397,620
Houston GO, Public Improvement, Refunding, Series A, 5.00%, 3/01/22	10,000,000	11,627,000
Houston Utility System Revenue, Combined, first lien, Refunding, Series C, 5.00%,
5/15/24	5,000,000	6,150,250
5/15/26	19,690,000	23,773,312
Lower Colorado River Authority Transmission Contract Revenue, LCRA Transmission Services Corp. Project, Refunding,
Series A, 5.00%, 5/15/24	6,000,000	6,915,360
Series B, 5.00%, 5/15/24	10,620,000	12,240,187
North Texas Tollway Authority Revenue, Special Projects System, Series D, 5.00%, 9/01/24	12,000,000	14,185,680
Sabine River Authority PCR, Southwestern Electric Power Co. Project, Refunding, NATL Insured, 4.95%, 3/01/18	15,000,000	16,186,500
San Antonio Electric and Gas Revenue, Refunding, 5.25%, 2/01/25	27,000,000	34,235,730
San Antonio Water System Revenue, junior lien, Refunding, Series A, 5.00%,
5/15/24	1,500,000	1,834,050
5/15/26	2,200,000	2,642,508
5/15/28	2,000,000	2,368,780
5/15/29	1,000,000	1,176,550
Texas State Transportation Commission Revenue, first tier, Refunding, Series A, 5.00%,
4/01/23	20,000,000	24,581,200
4/01/24	20,000,000	24,774,800
4/01/25	20,000,000	24,641,600
Tyler Health Facilities Development Corp. Hospital Revenue, East Texas Medical Center Regional Healthcare System
Project, Refunding and Improvement, Series A, 5.25%,
11/01/22	5,000,000	5,337,150
11/01/23	5,000,000	5,305,500
University of Texas Permanent University Fund Revenue, Series B, 5.00%, 7/01/27	10,000,000	12,184,100
Williamson County GO, Refunding, 5.00%,
2/15/23	6,235,000	7,478,695
2/15/25	13,780,000	16,305,598
		379,056,716
Utah 0.5%
Salt Lake County College Revenue, Westminster College Project, Refunding, 5.00%, 10/01/19	2,585,000	2,668,470
Utah State Board of Regents Student Loan Revenue, Refunding, Series EE-2, 5.00%,
11/01/20	9,000,000	10,530,900
11/01/21	9,000,000	10,378,710
		23,578,080
Virginia 3.4%
Norfolk Water Revenue, Refunding, 5.00%,
11/01/24	6,145,000	7,301,735
11/01/25	6,000,000	7,089,000
Virginia Beach Development Authority Public Facility Revenue, Refunding, Series B, 5.00%,
8/01/19	12,635,000	14,698,927
8/01/20	13,450,000	15,891,309
Virginia State College Building Authority Educational Facilities Revenue, Series A, 5.00%, 2/01/25	13,080,000	15,981,798
Virginia State Public School Authority Revenue, School Financing, 1997 Resolution, Refunding, Series B, 5.00%, 8/01/23	8,535,000	10,470,397
Virginia State Public School Authority School Financing Revenue, Series C, 5.00%,
8/01/24	3,545,000	4,401,082

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
8/01/25	4,530,000	5,570,813
8/01/26	4,335,000	5,289,047
8/01/27	4,460,000	5,411,586
Virginia State Resources Authority Clean Water Revenue, Revolving Fund, Refunding, Series B, 5.00%,
10/01/24	10,505,000	13,154,781
10/01/25	11,055,000	13,710,743
10/01/26	26,155,000	32,179,019
		151,150,237
Washington 4.4%
Energy Northwest Electric Revenue, Columbia Generating Station, Refunding, Series A, 5.00%,
7/01/22	3,250,000	3,952,747
7/01/23	3,500,000	4,299,050
7/01/24	1,250,000	1,547,100
King County Sewer Revenue, Refunding, Series B, 5.00%,
7/01/25	1,200,000	1,472,448
7/01/26	1,200,000	1,458,660
7/01/27	1,900,000	2,293,319
7/01/28	3,050,000	3,661,312
7/01/29	2,600,000	3,106,506
Seattle Drain and Wastewater Revenue, Refunding, 5.00%,
5/01/24	5,230,000	6,498,798
5/01/25	5,500,000	6,765,770
5/01/26	2,995,000	3,647,431
5/01/27	3,150,000	3,812,571
Seattle Municipal Light and Power Revenue, Refunding and Improvement, Series B, 5.00%,
2/01/19	6,805,000	7,857,393
2/01/20	7,000,000	8,231,300
Washington State GO,
Motor Vehicle Fuel Tax, Refunding, Series B, 5.00%, 7/01/25	29,370,000	35,981,481
Refunding, Series R-2015C, 5.00%, 7/01/27	55,075,000	66,672,143
Various Purpose, Series D, 5.00%, 2/01/24	13,285,000	15,824,029
Various Purpose, Series D, 5.00%, 2/01/25	13,955,000	16,510,021
		193,592,079
Wisconsin 0.3%
Wisconsin State Transportation Revenue, Series 1, 5.00%, 7/01/24	10,000,000	11,921,300

U.S. Territories 0.6%
Guam 0.1%
Guam Government Limited Obligation Revenue, Section 30, Series A, 5.50%,
12/01/18	1,540,000	1,772,786
12/01/19	1,025,000	1,202,694
		2,975,480
Puerto Rico 0.5%
Puerto Rico Commonwealth GO, Public Improvement,
Refunding, Series A, 5.50%, 7/01/18	8,455,000	7,460,016
Series A, 5.00%, 7/01/23	4,000,000	3,021,760
Series A, 5.25%, 7/01/23	3,500,000	2,712,675
Series A, FGIC Insured, 5.50%, 7/01/21	2,500,000	2,177,050
Puerto Rico Electric Power Authority Power Revenue, Refunding, Series SS, NATL Insured, 5.00%, 7/01/24	10,000,000	9,917,100
		25,288,601
Total U.S. Territories		28,264,081
Total Municipal Bonds before Short Term Investments (Cost $3,908,037,841)		4,172,207,530
Short Term Investments 4.0%
Municipal Bonds 4.0%
Florida 0.5%
[b]Sarasota County Public Hospital District Revenue, Sarasota Memorial Hospital Project, Refunding, Series B, Daily VRDN
and Put, 0.04%, 7/01/37	22,810,000	22,810,000
Kentucky 0.6%
[b]Kentucky State Economic Development Finance Authority Hospital Revenue, Baptist Healthcare System Obligated Group,
Refunding, Series B-1, Daily VRDN and Put, 0.05%, 8/15/38	27,000,000	27,000,000

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)

Minnesota 1.1%
[b]Minneapolis and St. Paul Housing and RDA Health Care System Revenue,
Allina Health System, Refunding, Series B-1, Daily VRDN and Put, 0.04%, 11/15/35	24,875,000	24,875,000
Health Care Facilities, Children's Hospitals and Clinics, Series B, AGMC Insured, Daily VRDN and Put, 0.05%, 8/15/25	23,500,000	23,500,000
		48,375,000
North Carolina 0.6%
[b]The Charlotte-Mecklenburg Hospital Authority Health Care Revenue, Carolinas HealthCare System, Refunding, Series B,
Daily VRDN and Put, 0.04%, 1/15/38	27,100,000	27,100,000
Pennsylvania 1.2%
[b]Geisinger Authority Health System Revenue, Geisinger Health System, Refunding, Series A, Daily VRDN and Put, 0.02%,
5/15/35	52,400,000	52,400,000

Total Short Term Investments (Cost $177,685,000)		177,685,000
Total Investments (Cost $4,085,722,841) 98.7%		4,349,892,530
Other Assets, less Liabilities 1.3%		57,192,711
Net Assets 100.0%		$4,407,085,241

a Security purchased on a when-issued basis.
b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS
Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
CDA	-	Community Development Authority/Agency
COP	-	Certificate of Participation
EDA	-	Economic Development Authority
EDC	-	Economic Development Corp.
EDR	-	Economic Development Revenue
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
FICO	-	Financing Corp.
GARB	-	General Airport Revenue Bonds
GO	-	General Obligation
HDA	-	Housing Development Authority/Agency
IDA	-	Industrial Development Authority/Agency
IDB	-	Industrial Development Bond/Board
ISD	-	Independent School District
MAC	-	Municipal Assurance Corp.
MTA	-	Metropolitan Transit Authority
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
PCR	-	Pollution Control Revenue
RDA	-	Redevelopment Agency/Authority
SFMR	-	Single Family Mortgage Revenue
UHSD	-	Unified/Union High School District
USD	-	Unified/Union School District
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited)

Franklin Federal Limited-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 88.0%
Alabama 0.7%
Alabama State University Revenue, General Tuition and Fee, Assured Guaranty, 5.00%,
9/01/15	$700,000	$721,133
9/01/16	730,000	777,735
East Alabama Health Care Authority Health Care Facilities Revenue, Mandatory Put 9/01/18, Series A, 5.25%, 9/01/36	1,000,000	1,110,540
Mobile IDBR, PCR, Alabama Power Co. Barry Plant Project, Mandatory Put 3/20/17, Series A, 1.65%, 6/01/34	5,000,000	5,086,200
		7,695,608
Alaska 0.5%
Valdez Marine Terminal Revenue, BP Pipelines Inc. Project, Refunding, Series A, 5.00%, 1/01/16	5,000,000	5,254,900

Arizona 2.0%
Arizona State COP, Department of Administration, Series B, AGMC Insured, 5.00%, 10/01/15	11,975,000	12,435,798
Phoenix Civic Improvement Corp. Transit Excise Tax Revenue, Light Rail Project, Refunding, 3.00%, 7/01/17	6,465,000	6,845,918
Tucson COP, Refunding, AGMC Insured,
2.00%, 7/01/16	1,200,000	1,226,916
3.00%, 7/01/17	1,250,000	1,318,050
3.00%, 7/01/18	1,195,000	1,274,431
		23,101,113
Arkansas 0.4%
Jefferson County PCR, Entergy Arkansas Inc. Project, Refunding, 1.55%, 10/01/17	5,000,000	5,033,200

California 6.4%
Bennett Valley USD, GO, BANS, ETM, 4.00%, 1/01/15	2,130,000	2,136,539
California State Economic Recovery GO, Refunding, Series A, 5.00%, 7/01/22	8,000,000	8,558,480
California State GO, Refunding, 5.00%, 4/01/15	500,000	508,045
California State Health Facilities Financing Authority Revenue, St. Joseph Health System,
Mandatory Put 10/15/19, Series C, 5.00%, 7/01/43	3,250,000	3,803,540
Mandatory Put 10/15/20, Refunding, Series D, 5.00%, 7/01/43	5,000,000	5,929,750
[a]California State Infrastructure and Economic Development Bank Revenue, The J. Paul Getty Trust, Mandatory Put 4/01/15,
Refunding, Series B-1, Weekly FRN, 0.34%, 10/01/47	8,000,000	8,000,480
California State Municipal Finance Authority Solid Waste Disposal Revenue, Waste Management Inc. Project, Mandatory Put
2/01/14, Series A, 1.125%, 2/01/39	5,000,000	5,018,650
California Statewide CDA Revenue,
Temporary 40, American Baptist Homes of the West, Series B, Sub Series B-3, 2.10%, 10/01/19	2,000,000	2,003,660
Temporary 55, American Baptist Homes of the West, Series B, Sub Series B-2, 2.40%, 10/01/20	1,000,000	1,001,820
Temporary 70, American Baptist Homes of the West, Series B, Sub Series B-1, 2.75%, 10/01/21	5,880,000	5,880,706
Coachella Valley USD, GO, Refunding, BAM Insured, 4.00%,
8/01/16	1,110,000	1,176,655
8/01/17	1,220,000	1,320,894
8/01/18	1,265,000	1,392,917
8/01/19	1,330,000	1,482,937
Glendale USD, GO, Los Angeles County, Election of 2011, Series B, 2.00%, 9/01/15	5,665,000	5,742,950
Northern California Power Agency Public Power Revenue, Hydroelectric Project No. 1, Refunding, Series C, Assured
Guaranty, 5.00%, 7/01/15	1,000,000	1,028,000
Riverside County Transportation Commission Sales Tax Revenue, Refunding, Series A, 5.00%, 6/01/18	1,000,000	1,146,690
San Francisco City and County Airport Commission International Airport Revenue, Issue 32G, Refunding, Second Series,
NATL RE, FGIC Insured, 5.00%, 5/01/23	11,675,000	12,397,449
San Jose RDA Tax Allocation, Merged Area Redevelopment Project, Series A, 6.125%, 8/01/15	1,540,000	1,552,859
Santa Clara County Financing Authority Revenue, El Camino Hospital, Series B, AMBAC Insured, 5.00%, 2/01/15	1,025,000	1,033,046
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A, 5.00%, 11/01/15	1,000,000	1,034,690
Tustin USD School Facilities ID No. 2002-1 GO, Capital Appreciation, Election of 2002, Series C, AGMC Insured, zero cpn.,
6/01/18	810,000	773,064
		72,923,821
Colorado 0.8%
Douglas County School District No. Re-1 Douglas and Elbert Counties GO, Refunding,
4.00%, 12/15/15	1,450,000	1,507,304
5.00%, 12/15/18	2,800,000	3,234,476
El Paso County GO, School District No. 20, Refunding, 4.00%, 12/15/15	1,000,000	1,039,420
Garfield County School District No. 16 GO, Refunding, 3.00%, 12/01/18	1,115,000	1,178,722

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)

Regional Transportation District COP, Transit Vehicles Project, Series A, AMBAC Insured, 5.00%, 12/01/15	1,500,000	1,570,575
		8,530,497
Connecticut 2.6%
Connecticut State Health and Educational Facilities Authority Revenue, Yale University Issue,
Mandatory Put 2/08/18, Series A-3, 0.875%, 7/01/49	23,070,000	23,102,529
Mandatory Put 7/26/17, Series A, 0.80%, 7/01/48	6,500,000	6,532,370
		29,634,899
Florida 4.5%
Citizens Property Insurance Corp. Revenue, High-Risk Account, senior secured, Series A-1,
5.50%, 6/01/17	5,000,000	5,576,600
6.00%, 6/01/17	8,000,000	9,008,400
Assured Guaranty, 5.50%, 6/01/16	5,000,000	5,372,550
Escambia County Solid Waste Disposal Revenue, Gulf Power Co. Project, Mandatory Put 6/02/15, 1.35%, 4/01/39	7,500,000	7,522,275
Florida State Board of Education Lottery Revenue, Refunding, Series B, AMBAC Insured, 5.00%, 7/01/18	11,480,000	12,427,559
Jacksonville Sales Tax Revenue, Better Jacksonville, Refunding, 5.00%, 10/01/16	2,000,000	2,162,760
[a]Lakeland Electric and Water Revenue, Refunding, Weekly FRN, 0.79%, 10/01/17	3,000,000	3,023,370
Lee County Transportation Facilities Revenue, Refunding, AGMC Insured, 5.00%, 10/01/19	2,385,000	2,788,065
Miami-Dade County IDA Solid Waste Disposal Revenue, Waste Management Inc. of Florida Project, 1.75%, 9/01/27	2,000,000	2,000,000
Miami-Dade County Public Facilities Revenue, Jackson Health System, Assured Guaranty, 4.00%, 6/01/16	1,580,000	1,665,636
		51,547,215
Georgia 3.3%
Atlanta Water and Wastewater Revenue, Refunding, Series B, AGMC Insured, 4.00%, 11/01/15	6,390,000	6,611,541
Burke County Development Authority PCR, Georgia Power Co. Plant Vogtle Project,
First Series, Mandatory Put 6/01/17, 1.75%, 12/01/49	5,000,000	5,071,800
Second Series, Mandatory Put 6/01/17, 1.75%, 12/01/49	5,000,000	5,089,650
Cobb County Development Authority Revenue, Georgia Waste Management Project, Series A, Mandatory Put 10/01/19,
1.875%, 4/01/33	2,500,000	2,517,275
Georgia State GO,
Refunding, Series C, 5.00%, 7/01/21	2,350,000	2,608,336
Series G, 5.00%, 10/01/17	10,000,000	10,861,800
Monroe County Development Authority PCR, Gulf Power Co. Project, Mandatory Put 6/21/17, First Series, 1.70%, 6/01/49	5,000,000	5,105,700
		37,866,102
Idaho 0.1%
Canyon County School District No. 131 GO, Refunding, 4.00%, 8/15/18	1,480,000	1,597,675

Illinois 8.0%
Chicago Housing Authority Capital Program Revenue, AGMC Insured,
ETM, 5.00%, 7/01/16	5,000,000	5,351,500
Pre-Refunded, 5.00%, 7/01/19	7,455,000	7,979,086
Chicago Wastewater Transmission Revenue, Series A, BHAC Insured,
5.00%, 1/01/16	1,425,000	1,495,737
5.50%, 1/01/17	1,000,000	1,103,220
Dolton GO, Refunding, Series B, AGMC Insured,
4.00%, 12/01/14	1,195,000	1,195,000
3.50%, 12/01/15	1,245,000	1,268,618
Franklin Park GO, Cook County, Alternative Revenue Source, Refunding, Series A, BAM Insured, 4.00%, 7/01/17	1,010,000	1,082,902
Homer Glen Village GO, Will and Cook Counties, Series A,
2.00%, 12/01/15	1,000,000	1,011,960
4.00%, 12/01/18	1,000,000	1,084,830
Illinois State Educational Facilities Authority Revenue, University of Chicago, Mandatory Put 2/01/19, 1.65%, 7/01/25	10,000,000	10,021,900
Illinois State GO,
AGMC Insured, 5.50%, 5/01/15	5,000,000	5,102,500
AGMC Insured, 5.00%, 9/01/16	9,000,000	9,306,720
Refunding, AGMC Insured, 5.00%, 1/01/16	7,000,000	7,320,250
Illinois State Sales Tax Revenue, Build Illinois, Junior Obligation, Refunding, 5.00%, 6/15/17	5,000,000	5,548,250
Illinois State Toll Highway Authority Revenue, Senior, Refunding, Series B, 5.00%, 12/01/17	10,000,000	11,221,300
Illinois State Unemployment Insurance Fund Building Receipts Revenue, Series B, 5.00%, 12/15/17	6,000,000	6,545,520
Mount Vernon GO, Jefferson County, AGMC Insured, 3.00%,
12/15/17	1,430,000	1,478,291
12/15/18	1,475,000	1,517,996
Regional Transportation Authority Revenue, Series A, NATL RE Insured, 5.00%, 7/01/21	5,410,000	5,777,880

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
Southwestern Development Authority Revenue, Local Government Program, Edwardsville Community Unit School District
No. 7 Project, Refunding, AGMC Insured, 5.25%, 12/01/20	4,475,000	4,943,801
		90,357,261
Indiana 0.4%
Indiana Health Facilities Financing Authority Revenue, Ascension Health, Mandatory Put 8/01/17, Series A-5, 2.00%,
11/01/27	3,500,000	3,615,990
Lafayette Sewage Works Revenue, Refunding, 3.00%, 1/01/15	1,000,000	1,002,210
		4,618,200
Kansas 0.4%
Kansas City SFMR, Muni Multiplier, Series A, FHLMC Insured, ETM, 12/01/14	3,000,000	3,000,000
Kansas State Department of Transportation Highway Revenue, Refunding, Series A-3, 0.34%, 9/01/15	1,500,000	1,502,490
		4,502,490
Kentucky 0.6%
Louisville/Jefferson County Metro Government PCR, Louisville Gas and Electric Co. Project, Mandatory Put 8/01/19, 2.20%,
2/01/35	7,000,000	6,998,040

Louisiana 0.5%
England District Sub-District No. 1 Revenue, Economic Development Project, Refunding,
4.00%, 8/15/15	2,780,000	2,846,887
5.00%, 8/15/16	2,505,000	2,680,951
Louisiana Local Government Environmental Facilities and CDA Revenue, Shreveport Utility System Project, NATL Insured,
4.00%, 12/01/14	500,000	500,000
		6,027,838
Maryland 2.1%
[a]Howard County Housing Commission Revenue, Columbia Landing Project, Mandatory Put 7/01/18, Series A, Weekly FRN,
1.29%, 7/01/34	6,000,000	6,014,400
Maryland State Department of Transportation Consolidated Transportation Revenue, Refunding, 5.00%, 5/01/19	7,500,000	8,752,500
Maryland State GO, Refunding, First Series B, 4.50%, 8/01/19	8,000,000	9,208,880
		23,975,780
Massachusetts 1.1%
Massachusetts State Development Finance Agency Revenue, Boston University, Refunding, Series Z-1, 1.50%, 8/01/19	7,000,000	7,028,280
Massachusetts State Health and Educational Facilities Authority Revenue,
Amherst College Issue, Mandatory Put 12/01/17, Series H, 0.80%, 11/01/33	4,000,000	3,996,440
Cape Cod Healthcare Obligated Group, Series D, Assured Guaranty, 4.00%, 11/15/15	1,000,000	1,034,200
		12,058,920
Michigan 3.3%
Detroit GO, Distribution State Aid, 5.00%, 11/01/16	6,120,000	6,350,173
Garden City GO, Refunding, AGMC Insured, 4.00%,
4/01/15	1,215,000	1,224,671
4/01/16	1,415,000	1,451,111
Jackson GO, Downtown Development, AGMC Insured, zero cpn., 6/01/16	1,370,000	1,345,724
Michigan State Building Authority Revenue, Facilities Program, Refunding, Series I-A, 5.00%, 10/15/17	1,500,000	1,679,085
Michigan State Finance Authority Revenue,
Refunding, Unemployment Obligation Assessment, Series B, 5.00%, 7/01/20	10,000,000	11,663,300
School District of the City of Detroit, Refunding, 5.00%, 6/01/15	1,700,000	1,735,156
School District of the City of Detroit, Refunding, 5.00%, 6/01/16	1,600,000	1,694,944
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital Obligated Group, Refunding, Series W,
5.25%, 8/01/17	7,000,000	7,775,320
Western Townships Utilities Authority Revenue, Sewage Disposal System, Refunding, 3.00%,
1/01/15	1,000,000	1,002,190
1/01/17	1,000,000	1,043,970
		36,965,644
Minnesota 1.7%
Hennepin County GO, Refunding, Series B, 5.00%, 12/01/18	3,315,000	3,837,179
Minneapolis-St. Paul Metropolitan Airports Commission Airport Revenue, Refunding, Series B, NATL RE, FGIC Insured,
5.00%, 1/01/23	5,925,000	6,425,188
Minnesota Agricultural and Economic Development Board Revenue, Health Care Facilities, Essentia Health Obligated
Group, Series C-1, Assured Guaranty, 5.00%, 2/15/15	1,335,000	1,346,161
Northern Municipal Power Agency Electric System Revenue, Refunding, Series A, Assured Guaranty, 5.00%, 1/01/15	5,000,000	5,020,000

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)

Otsego GO, Water and Sewer, Refunding, Series C, AGMC Insured, 2.00%, 12/01/16	2,000,000	2,044,180
		18,672,708
Nevada 4.7%
Clark County School District GO, Building,
Series B, AMBAC Insured, 5.00%, 6/15/20	12,250,000	13,472,672
Series C, 5.00%, 6/15/23	9,920,000	11,071,018
Nevada State GO,
Capital Improvement and Cultural Affairs, Series C, 5.00%, 6/01/20	7,115,000	8,061,082
Nevada Municipal Bond Bank Project Nos. R-9A R-9B R-9C R-10 R-11 and R-12, Series F, AGMC Insured, 5.00%,
12/01/20	4,260,000	4,362,283
Truckee Meadows Water Authority Water Revenue, Refunding, AGMC Insured, 4.25%, 7/01/21	15,010,000	16,244,272
		53,211,327
New Hampshire 0.3%
New Hampshire State GO, Refunding, Series A, 5.00%, 7/01/18	2,610,000	2,992,861

New Jersey 5.4%
Bergen County GO, General Improvement, 4.00%, 11/15/15	5,100,000	5,286,813
Gloucester County Improvement Authority Solid Waste Resource Recovery Revenue, Waste Management Inc. Project,
Mandatory Put 12/01/17, Refunding, Series A, 2.125%, 12/01/29	3,000,000	3,090,330
New Jersey EDA Revenue,
Cigarette Tax, Refunding, 5.00%, 6/15/15	3,160,000	3,237,009
School Facilities Construction, Refunding, Series DD-1, 5.00%, 12/15/16	10,000,000	10,860,200
[a] School Facilities Construction, Series H, Weekly FRN, 0.94%, 2/01/17	3,000,000	3,013,740
New Jersey State EDA Revenue, School Facilities Construction, Series N-1, NATL Insured, Pre-Refunded, 5.00%, 9/01/18	6,600,000	6,837,072
New Jersey State Environmental Infrastructure Trust Revenue,
Environmental-2012, Series A, Pre-Refunded, 5.00%, 9/01/22	15,000	16,193
Environmental-2013, Series A, Pre-Refunded, 5.00%, 9/01/22	80,000	86,507
Environmental-2014, Series A, 5.00%, 9/01/22	3,025,000	3,246,249
New Jersey State GO, Refunding, Series Q, 5.00%, 8/15/18	15,885,000	18,056,797
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System, Refunding, Series A, AMBAC
Insured, 5.50%, 12/15/14	5,000,000	5,010,250
Ocean County GO, Refunding, 5.00%, 8/01/19	1,125,000	1,324,361
Rutgers State University GO, The State University of New Jersey, Refunding, Series J, 5.00%, 5/01/17	1,000,000	1,103,890
		61,169,411
New Mexico 1.9%
New Mexico Educational Assistance Foundation Revenue, Education Loan, Series A-1, 4.00%,
12/01/14	2,000,000	2,000,000
12/01/15	4,000,000	4,147,040
New Mexico State Severance Tax Revenue, Series A, 4.00%, 7/01/20	11,640,000	12,790,847
Taos County Gross Receipts Tax Revenue, County Education Improvement, BAM Insured,
3.00%, 4/01/16	1,000,000	1,021,500
3.00%, 4/01/17	750,000	771,112
3.50%, 4/01/19	1,000,000	1,038,250
		21,768,749
New York 11.5%
Beekmantown CSD, GO, Refunding, AGMC Insured,
4.00%, 6/15/15	1,245,000	1,269,726
2.00%, 6/15/16	1,075,000	1,087,040
East Meadow Union Free School District GO, Nassau County, Refunding,
3.00%, 8/15/15	1,000,000	1,019,860
4.00%, 8/15/16	1,000,000	1,061,460
4.00%, 8/15/17	1,000,000	1,085,860
Freeport GO, Public Improvement, Refunding, Series A, 5.00%, 1/15/19	1,920,000	2,189,741
MTA Service Contract Revenue, Transportation Facilities, Series O, ETM, 5.50%, 7/01/17	9,220,000	10,138,589
New York City GO,
Fiscal 2008, Refunding, Series A-1, 5.00%, 8/01/19	20,000,000	22,207,200
Refunding, Series G, 5.25%, 8/01/16	9,010,000	9,732,692
Refunding, Series G, 5.00%, 8/01/20	7,000,000	8,283,100
New York City Transitional Financial Authority Revenue, Future Tax Secured, Refunding, Sub Series A-2, 5.00%, 11/01/16	5,175,000	5,277,879
New York State Dormitory Authority Revenues,
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City Issue, Refunding,
Series 1, 5.00%, 1/15/19	4,000,000	4,463,560
Non-State Supported Debt, Rochester General Hospital, Radian Insured, ETM, 5.00%, 12/01/15	100,000	104,612

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
Non-State Supported Debt, School District Financing Program, Series A, AGMC Insured, 5.00%, 10/01/15	1,000,000	1,039,510
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured, 5.00%, 2/15/15	995,000	1,004,701
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured, ETM, 5.00%, 2/15/15	5,000	5,049
New York State Dormitory Authority State Personal Income Tax Revenue,
Education, Series C, 5.00%, 12/15/18	6,165,000	6,720,282
General Purpose, Refunding, Series A, 5.00%, 12/15/19	6,095,000	7,203,315
New York State Environmental Facilities Corp. Special Obligation Revenue, Riverbank State Park, Refunding, CIFG Insured,
5.00%, 4/01/16	200,000	212,446
New York State GO, Series A, 5.00%, 3/01/18	1,130,000	1,239,339
New York State Urban Development Corp. Revenue, Refunding, Series D, 5.00%, 1/01/15	4,000,000	4,016,320
New York Thruway Authority General Junior Indebtedness Obligations Revenue, Series A, 5.00%, 5/01/19	15,000,000	17,301,900
Patchogue-Medford Union Free School District GO, Refunding, Series B, 3.00%, 7/01/16	1,000,000	1,039,720
Poughkeepsie Town GO, Public Improvement, Refunding, AGMC Insured, 5.00%, 4/15/15	250,000	254,442
Rochester GO, Refunding,
Series IV, 2.00%, 10/15/15	1,850,000	1,878,989
Series V, 2.00%, 2/15/15	1,535,000	1,540,833
St. Lawrence County IDA Civic Facility Revenue, St. Lawrence University Project, Series A, 5.00%, 10/01/16	9,910,000	10,697,548
Suffolk County EDC Revenue, Catholic Health Services of Long Island Obligated Group Project, Refunding, 5.00%,
7/01/16	1,250,000	1,331,937
7/01/17	3,000,000	3,303,810
Tobacco Settlement Financing Corp. Revenue, Asset-Backed, State Contingency Contract Secured, Refunding, Series B,
5.00%, 6/01/20	4,000,000	4,093,240
		130,804,700
North Carolina 0.9%
Charlotte COP, Transit Projects, Phase III, Series B, 3.00%, 6/01/22	7,500,000	7,783,800
North Carolina Eastern Municipal Power Agency Power System Revenue, Refunding, Series A, Assured Guaranty, 5.25%,
1/01/19	2,350,000	2,652,704
		10,436,504
Ohio 3.4%
Akron COP, District Energy Project, 2.75%, 12/01/16	1,440,000	1,484,150
Butler County GO, Various Purpose, Refunding, 3.00%,
12/01/15	935,000	960,236
12/01/16	500,000	524,265
Cleveland Airport System Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 1/01/19	7,870,000	8,938,825
Series C, Assured Guaranty, 5.00%, 1/01/16	5,140,000	5,381,991
Cleveland Public Power System Revenue, Refunding, Series A-1, NATL Insured,
5.00%, 11/15/20	2,370,000	2,546,873
Pre-Refunded, 5.00%, 11/15/20	2,630,000	2,866,384
Hamilton GO, Various Purpose, Street Improvement and Building, Refunding, 2.00%, 11/01/15	1,465,000	1,489,129
Ohio State Department of Administrative Services COP, Administrative Knowledge System Project, Series A, NATL Insured,
Pre-Refunded, 5.25%, 9/01/15	6,205,000	6,282,625
Ohio State Higher Educational Facilities Commission Revenue, Case Western Reserve University Project, 4.00%, 12/01/17	2,225,000	2,431,792
South-Western City School District of Ohio Franklin and Pickaway Counties GO, School Facilities Construction and
Improvement, 3.00%,
12/01/15	1,210,000	1,243,759
12/01/16	1,265,000	1,325,100
Toledo GO,
Capital Improvement, Refunding, Assured Guaranty, 3.25%, 12/01/14	945,000	945,000
Various Purpose Improvement, Refunding, Assured Guaranty, 3.00%, 12/01/14	1,210,000	1,210,000
Various Purpose Improvement, Refunding, Assured Guaranty, 3.00%, 12/01/15	1,185,000	1,214,826
		38,844,955
Oklahoma 1.0%
Cleveland County Educational Facilities Authority Educational Facilities Lease Revenue, Norman Public Schools Project,
5.00%, 7/01/17	3,040,000	3,362,635
Oklahoma County ISD No. 89 GO, 2.00%, 7/01/16	4,195,000	4,297,106
Tulsa County Industrial Authority Educational Facilities Lease Revenue, Broken Arrow Public Schools Project, 4.00%,
9/01/15	4,000,000	4,112,080
		11,771,821
Pennsylvania 5.3%
Beaver County IDAR, Pollution Control, FirstEnergy Generation Project, Refunding, Series A, 3.50%, 4/01/41	3,500,000	3,596,985
Pennsylvania State Economic Development Financing Authority Exempt Facilities Revenue, PPL Energy Supply LLC
Project, Mandatory Put 9/01/15, Refunding, Series A, 3.00%, 12/01/38	10,000,000	10,138,100

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
Philadelphia Gas Works Revenue, 1998 General Ordinance, Refunding, Tenth Series, AGMC Insured,
3.50%, 7/01/16	6,190,000	6,410,797
4.00%, 7/01/17	4,795,000	5,078,193
Philadelphia GO, Refunding, Series A, AGMC Insured, 5.25%, 8/01/17	10,000,000	11,127,200
Philadelphia School District GO, Refunding, Series C, 5.00%,
9/01/15	1,500,000	1,551,225
9/01/16	2,630,000	2,830,012
9/01/17	2,750,000	3,049,393
Pittsburgh School District GO, Refunding, Series A, 4.00%, 9/01/17	4,250,000	4,582,222
Reading School District GO, Refunding, Series A, 5.00%,
4/01/17	4,500,000	4,826,745
4/01/18	4,035,000	4,413,160
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial Hospital, Series A, Assured Guaranty, ETM,
4.00%, 7/01/15	1,235,000	1,262,306
5.00%, 7/01/16	1,325,000	1,421,420
		60,287,758
Rhode Island 0.6%
Rhode Island State and Providence Plantations GO, Consolidated Capital Development Loan, Refunding, Series A, 5.00%,
8/01/18	6,290,000	7,201,987

South Carolina 1.5%
Charleston Educational Excellence Financing Corporation Revenue, Charleston County School District, Pre-Refunded,
5.25%, 12/01/24	10,000,000	10,503,500
Piedmont Municipal Power Agency Electric Revenue, Refunding, Series A-2, 5.00%, 1/01/15	4,000,000	4,015,080
SCAGO Educational Facilities Corp. for Pickens School District Revenue, Installment Purchase, School District of Pickens
County Project, AGMC Insured, 5.00%, 12/01/14	3,000,000	3,000,000
		17,518,580
Tennessee 1.6%
Memphis Electric System Revenue, Subordinate, Refunding, 5.00%, 12/01/15	8,000,000	8,384,560
Sevier County PBA Revenue, Local Government Public Improvement, Series VII-D-1, 5.00%, 6/01/15	9,000,000	9,210,240
		17,594,800
Texas 5.1%
Austin Water and Wastewater System Revenue, Refunding, Series A,
4.00%, 11/15/15	1,700,000	1,761,948
4.00%, 11/15/16	600,000	641,304
5.00%, 11/15/17	500,000	561,880
Brock ISD, GO, Capital Appreciation, PSF Guarantee, zero cpn., 8/15/16	460,000	456,964
City of Dallas Waterworks and Sewer System Revenue, Improvement, AGMC Insured, Pre-Refunded, 5.00%, 10/01/31	5,000,000	5,199,650
Crandall ISD, GO, Refunding, Series A, PSF Guarantee, zero cpn., 8/15/15	1,000,000	995,260
Dallas Area Rapid Transit Sales Tax Revenue, senior lien, Refunding, AGMC Insured, 4.50%, 12/01/24	6,720,000	7,215,130
Dallas/Fort Worth International Airport Revenue, Joint, Refunding, Series D, 5.00%, 11/01/17	2,000,000	2,244,920
Leander ISD, GO, Williamson and Travis Counties, Refunding, PSF Guarantee, zero cpn., 8/15/16	1,000,000	990,870
Tarrant County Cultural Education Facilities Finance Corp. Revenue, CHRISTUS Health,
Refunding, Series A, Assured Guaranty, 5.75%, 7/01/18	1,085,000	1,207,735
Series A, Assured Guaranty, Pre-Refunded, 5.75%, 7/01/18	335,000	346,152
Texas State A&M University Permanent University Fund Revenue, Refunding, 5.00%, 7/01/19	5,845,000	6,851,334
Texas State PFAR,
Southern University Financing System, Refunding, BAM Insured, 4.00%, 11/01/15	3,160,000	3,251,608
Southern University Financing System, Refunding, BAM Insured, 5.00%, 11/01/16	2,000,000	2,149,860
Unemployment Compensation Obligation Assessment, Refunding, Series B, 4.00%, 7/01/17	7,420,000	7,970,564
Texas State Transportation Commission Revenue, State Highway Fund,
first tier, Series A, Pre-Refunded, 5.00%, 4/01/20	4,195,000	4,457,229
Refunding, first tier, Series A, 5.00%, 4/01/19	5,000,000	5,828,800
Wylie ISD, GO, Collin County, Capital Appreciation Bonds, Refunding, PSF Guarantee, zero cpn.,
8/15/16	2,535,000	2,511,450
8/15/17	3,775,000	3,688,553
		58,331,211
Utah 0.2%
Nebo School District GO, Utah County, Refunding, Series A, 2.00%,
7/01/16	1,200,000	1,212,396

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)

7/01/17	1,000,000	1,007,710
		2,220,106
Virginia 0.1%
Virginia State HDA Commonwealth Mortgage Revenue, Sub Series C-5, 2.45%, 7/01/19	1,400,000	1,480,934

Washington 1.9%
King County Housing Authority Revenue, Birch Creek Apartments Project, 4.40%, 5/01/18	2,290,000	2,411,416
Pierce County School District No. 010 Tacoma GO, Refunding, Series A, AGMC Insured, 5.00%,
12/01/19	5,575,000	5,831,004
12/01/20	5,475,000	5,729,751
Snohomish County Everett School District No. 2 GO, Refunding,
4.00%, 12/01/17	2,400,000	2,629,776
NATL RE, FGIC Insured, 5.00%, 12/01/14	250,000	250,000
Snohomish County School District No. 103 GO, Monroe, Refunding, 2.50%, 12/01/15	3,895,000	3,981,586
Washington State Health Care Facilities Authority Revenue, MultiCare Health System, Series B, AGMC Insured, 4.00%,
8/15/15	625,000	641,694
		21,475,227
Wisconsin 1.3%
Wisconsin State Transportation Revenue, Refunding, Series A, AGMC Insured, 5.00%, 7/01/16	13,900,000	14,284,196

Wyoming 1.9%
Sweetwater County 2013 Specific Purpose Tax Joint Powers Board Revenue,
5.00%, 12/15/17	5,370,000	5,906,785
4.00%, 6/15/18	4,510,000	4,785,110
2.125%, 12/15/18	580,000	581,781
5.00%, 12/15/18	9,000,000	9,785,250
		21,058,926
Total Municipal Bonds before Short Term Investments (Cost $982,900,645)		999,815,964
Short Term Investments 10.3%
Municipal Bonds 10.3%
Alabama 0.6%
Alabama State Public School and College Authority Revenue, Pool, Refunding, Series A, 4.00%, 3/01/15	6,585,000	6,647,557
Arizona 0.9%
Arizona State Transportation Broad Highway Revenue, Highway, Subordinated, Refunding, Series A, 5.00%, 7/01/15	9,380,000	9,643,203
California 3.4%
[b]California State Health Facilities Financing Authority Revenue, Health Facility, Catholic Healthcare West, Series C, Weekly
VRDN and Put, 0.03%, 3/01/47	3,000,000	3,000,000
[b]Los Angeles Department of Water and Power Revenue,
Power System, Water System, Refunding, Sub Series B-1, Weekly VRDN and Put, 0.03%, 7/01/35	11,000,000	11,000,000
Refunding, Series B, Sub Series B-2, Weekly VRDN and Put, 0.02%, 7/01/34	4,500,000	4,500,000
[b]San Diego County Regional Transportation Commission Sales Tax Revenue, Limited Tax, Refunding, Series A, Weekly
VRDN and Put, 0.04%, 4/01/38	7,775,000	7,775,000
[b]Santa Clara County Financing Authority Lease Revenue, Valley Medical Center Facilities Replacement Project, Series B,
Weekly VRDN and Put, 0.07%, 11/15/25	5,135,000	5,135,000
[b]University of California Revenues, Regents, General, Refunding, Series AL-3, Weekly VRDN and Put, 0.04%, 5/15/48	7,000,000	7,000,000
		38,410,000
Connecticut 0.4%
[b]Connecticut State GO, Variable, Economic Recovery Notes, Refunding, Series A-1, Daily VRDN and Put, 0.28%, 7/01/16	5,000,000	5,000,000
Georgia 2.7%
[b]Burke County Development Authority PCR, Georgia Power Co. Plant Vogtle Project, Refunding, First Series, Daily VRDN
and Put, 0.04%, 7/01/49	31,000,000	31,000,000
Kansas 0.5%
[b]Kansas State Department of Transportation Highway Revenue, Refunding, Series B-5, Monthly VRDN and Put, 0.505%,
9/01/19	5,700,000	5,725,992
Pennsylvania 0.5%
[b]Pennsylvania State Turnpike Commission Turnpike Revenue, Series A, Weekly VRDN and Put, 1.19%, 12/01/19	5,000,000	5,140,300

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
Tennessee 1.3%
[b]Blount County PBA Revenue, Local Government Public Improvement, Blount County, Refunding, Series E-3-B, Daily VRDN
and Put, 0.04%, 6/01/31	15,000,000	15,000,000
Total Short Term Investments (Cost $116,406,545)		116,567,052
Total Investments (Cost $1,099,307,190) 98.3%		1,116,383,016
Other Assets, less Liabilities 1.7%		18,947,800
Net Assets 100.0%		$1,135,330,816

a The coupon rate shown represents the rate at period end.
b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS
Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BAM	-	Build America Mutual Assurance Co.
BHAC	-	Berkshire Hathaway Assurance Corp.
CDA	-	Community Development Authority/Agency
CIFG	-	CDC IXIS Financial Guaranty
COP	-	Certificate of Participation
EDA	-	Economic Development Authority
EDC	-	Economic Development Corp.
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
FHLMC	-	Federal Home Loan Mortgage Corp.
FRN	-	Floating Rate Note
GO	-	General Obligation
HDA	-	Housing Development Authority/Agency
ID	-	Improvement District
IDA	-	Industrial Development Authority/Agency
IDAR	-	Industrial Development Authority Revenue
IDBR	-	Industrial Development Board Revenue
ISD	-	Independent School District
MTA	-	Metropolitan Transit Authority
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
PBA	-	Public Building Authority
PCR	-	Pollution Control Revenue
PFAR	-	Public Financing Authority Revenue
PSF	-	Permanent School Fund
RDA	-	Redevelopment Agency/Authority
SFMR	-	Single Family Mortgage Revenue
USD	-	Unified/Union School District

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited)

Franklin Florida Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 95.9%
Florida 87.9%
Alachua County Health Facilities Authority Health Facilities Revenue, Shands Healthcare Project, Refunding,
Series D-1, 6.50%, 12/01/19	$1,215,000	$1,440,856
Series D-1, 6.75%, 12/01/22	1,000,000	1,187,410
Series D-2, 6.75%, 12/01/30	5,000,000	5,875,850
Brevard County Health Facilities Authority Health Facilities Revenue, Health First Inc. Project, Series B, 7.00%, 4/01/39	2,000,000	2,342,700
Broward County Water and Sewer Utility Revenue, Series A, 5.25%, 10/01/34	2,200,000	2,494,316
Citizens Property Insurance Corp. Revenue,
High-Risk Account, senior secured, Series A-1, 6.00%, 6/01/17	5,000,000	5,630,250
Personal Lines Account/Commercial Lines Account, senior secured, Series A-1, 5.00%, 6/01/22	5,000,000	5,898,100
City of Winter Park Water and Sewer Revenue, Refunding and Improvement, 5.00%, 12/01/34	2,000,000	2,243,380
Clearwater City Water and Sewer Revenue, Series A, 5.25%, 12/01/39	2,000,000	2,271,820
Collier County Educational Facilities Authority Revenue, Hodges University Inc. Project, 5.625%, 11/01/28	2,860,000	3,126,867
Collier County IDA Health Care Facilities Revenue, NCH Healthcare System Project, 6.25%, 10/01/39	5,000,000	5,755,750
Duval County School Board COP, Master Lease Program, Series A, Assured Guaranty, 5.25%, 7/01/35	10,000,000	11,154,800
Escambia County Health Facilities Authority Health Facility Revenue, Baptist Hospital Inc. Project,
Refunding, Series A, 5.75%, 8/15/29	7,195,000	8,318,068
Series A, 6.00%, 8/15/36	11,000,000	12,754,060
Escambia County HFA Dormitory Revenue, University of West Florida Foundation Inc. Project, Refunding, NATL Insured,
5.00%, 6/01/31	6,580,000	6,596,516
Florida HFAR, Homeowner Mortgage, Series 1, NATL Insured, 5.625%, 7/01/17	580,000	580,992
Florida Higher Educational Facilities Financing Authority Revenue,
Bethune Cookman University, Refunding, 5.375%, 7/01/32	3,500,000	3,987,550
Nova Southeastern University, 6.375%, 4/01/31	2,750,000	3,289,907
Rollins College Project, 5.00%, 12/01/37	10,000,000	10,582,900
Florida State Board of Education Public Education GO, Capital Outlay,
Refunding, Series D, 6.00%, 6/01/23	15,000,000	19,543,050
Series A, 5.50%, 6/01/38	10,000,000	11,389,200
Series H, 5.00%, 6/01/40	7,295,000	8,170,181
Florida State GO, Department of Transportation, Right of Way, Refunding, Series B, 5.00%, 7/01/26	10,000,000	11,829,500
Florida State Governmental Utility Authority Utility Revenue, Lehigh Utility System, Refunding, 5.25%, 10/01/40	5,000,000	5,422,750
Florida State Higher Education Facilities Financial Authority Revenue, University of Tampa Project, Refunding, Series A,
5.25%, 4/01/42	2,000,000	2,157,320
Florida State Mid-Bay Bridge Authority Revenue,
Exchangeable, Series D, ETM, 6.10%, 10/01/22	3,545,000	4,442,523
Series A, AMBAC Insured, Pre-Refunded, zero cpn., 10/01/25	9,845,000	6,335,651
Series A, AMBAC Insured, Pre-Refunded, zero cpn., 10/01/26	2,500,000	1,523,875
Series A, ETM, 6.875%, 10/01/22	6,000,000	7,625,880
Florida State Municipal Loan Council Revenue, Series D, AGMC Insured, 5.50%, 10/01/41	3,750,000	4,163,325
Florida State Municipal Power Agency Revenue,
All-Requirements Power Supply Project, Series A, 5.00%, 10/01/31	6,000,000	6,681,060
All-Requirements Power Supply Project, Series A, 6.25%, 10/01/31	2,000,000	2,376,060
Stanton Project, Refunding, 5.50%, 10/01/19	1,000,000	1,190,220
Florida State Turnpike Authority Turnpike Revenue, Department of Transportation, Refunding, Series A, 5.00%, 7/01/35	5,000,000	5,466,200
Fort Lauderdale Water and Sewer Revenue,
5.00%, 9/01/35	24,090,000	26,977,668
NATL Insured, 5.00%, 9/01/31	6,315,000	6,822,915
Fort Pierce Capital Improvement Revenue, Refunding, Series A, Assured Guaranty, 6.00%, 9/01/32	1,500,000	1,723,560
Fort Pierce Utilities Authority Revenue,
AMBAC Insured, 5.00%, 10/01/27	7,000,000	7,016,310
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/20	3,090,000	2,675,013
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/21	2,585,000	2,146,662
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/22	3,090,000	2,451,328
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/23	3,060,000	2,314,125
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/24	2,560,000	1,843,328
Greater Orlando Aviation Authority Orlando Airport Facilities Revenue,
Refunding, Series C, 5.00%, 10/01/39	4,250,000	4,607,340
Series A, 5.00%, 10/01/39	5,000,000	5,430,500
Halifax Hospital Medical Center Hospital Revenue,
Refunding and Improvement, Series A, 5.00%, 6/01/38	11,395,000	11,443,771
Series B-1, AGMC Insured, 5.50%, 6/01/38	10,000,000	10,802,800

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
Hernando County School Board COP, NATL Insured, 5.00%, 7/01/35	10,000,000	10,332,300
Hialeah Housing Authority Revenue, Affordable Housing Program, Refunding, GNMA Secured, 5.30%, 12/20/18	630,000	630,454
Hillsborough County Assessment Revenue, Capacity Assessment Special, AGMC Insured, 5.125%, 3/01/20	1,000,000	1,003,250
Hillsborough County Aviation Authority Revenue, Series B, Assured Guaranty, 5.00%,
10/01/33	5,465,000	6,029,972
10/01/38	6,725,000	7,265,824
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,500,000	7,512,115
Jacksonville Sales Tax Revenue, Better Jacksonville, Refunding, 5.00%, 10/01/30	2,000,000	2,287,640
Kissimmee Water and Sewer Revenue, AMBAC Insured, ETM, 6.00%, 10/01/15	1,365,000	1,370,296
Lake County School Board COP, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/30	5,000,000	5,119,300
Leesburg Hospital Revenue, Leesburg Regional Medical Center Project, 5.50%, 7/01/32	4,150,000	4,151,245
Martin County Health Facilities Authority Hospital Revenue, Martin Memorial Medical Center, 5.50%, 11/15/42	2,100,000	2,308,152
Melbourne Water and Sewer Improvement Revenue, Capital Appreciation, FGIC Insured, ETM, zero cpn., 10/01/26	1,500,000	1,110,255
Melbourne Water and Sewer Revenue, Capital Appreciation, Refunding, Series B, NATL RE, FGIC Insured, zero cpn.,
10/01/22	1,785,000	1,375,182
10/01/26	4,500,000	2,816,910
Miami Beach Water and Sewer Revenue, AMBAC Insured, 5.00%, 9/01/30	7,000,000	7,019,460
Miami Parking System Revenue, Refunding, Assured Guaranty, 5.00%, 10/01/39	4,000,000	4,258,720
Miami Special Obligation Revenue,
Marlins Stadium Project, Series A, AGMC Insured, 5.25%, 7/01/35	5,000,000	5,335,300
Street and Sidewalk Improvement Program, 5.625%, 1/01/39	15,000,000	16,726,050
Miami-Dade County Aviation Revenue, Miami International Airport,
Hub of the Americas, Refunding, Series A, 5.50%, 10/01/36	5,000,000	5,690,200
Hub of the Americas, Refunding, Series A, XLCA Insured, 5.00%, 10/01/37	8,000,000	8,182,480
Refunding, Series A, 5.375%, 10/01/35	7,500,000	8,518,575
Miami-Dade County Expressway Authority Toll System Revenue, Series A, 5.00%, 7/01/40	18,770,000	20,393,042
Miami-Dade County GO, Building Better Communities Program, Series B-1, 5.75%, 7/01/33	5,000,000	5,762,050
Miami-Dade County Health Facilities Authority Hospital Revenue, Miami Children's Hospital, Refunding, Series A, 6.125%,
8/01/42	4,000,000	4,601,240
Miami-Dade County HFA, MFMR, Villa Esperanza Apartments Project,
5.25%, 10/01/19	285,000	285,199
5.40%, 10/01/33	1,485,000	1,485,312
Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A, NATL Insured, 5.00%, 6/01/35	10,000,000	10,109,200
Miami-Dade County School Board COP, Assured Guaranty, 5.375%, 2/01/34	5,000,000	5,436,600
Miami-Dade County School District GO, School Bonds, 5.00%, 3/15/43	2,465,000	2,711,993
Miami-Dade County Seaport Revenue, Series A, 6.00%, 10/01/38	10,000,000	12,035,600
Miami-Dade County Special Obligation Revenue, Juvenile Courthouse Project, Series A, AMBAC Insured, 5.00%, 4/01/35	5,000,000	5,012,150
Miami-Dade County Transit System Sales Surtax Revenue, 5.00%, 7/01/42	15,000,000	16,601,550
Miami-Dade County Water and Sewer System Revenue,
AGMC Insured, 5.00%, 10/01/39	10,000,000	10,949,600
Refunding, Series A, 5.00%, 10/01/42	10,000,000	11,076,600
North Sumter County Utility Dependent District Utility Revenue, 5.75%, 10/01/43	5,000,000	5,491,400
Okaloosa County Water and Sewer Revenue, Refunding, AGMC Insured, 5.00%, 7/01/36	8,000,000	8,452,960
Orange County Health Facilities Authority Hospital Revenue,
Orlando Health Inc., Series A, 5.00%, 10/01/42	10,000,000	10,734,300
Orlando Regional Healthcare System, Refunding, Series B, AGMC Insured, 5.00%, 12/01/32	5,000,000	5,496,950
Orlando Regional Healthcare System, Refunding, Series C, 5.25%, 10/01/35	4,000,000	4,415,960
Orlando Regional Healthcare System, Series B, 5.125%, 11/15/39	5,000,000	5,248,650
Orange County School Board COP, Series A, Assured Guaranty, 5.50%, 8/01/34	10,000,000	11,588,600
Orlando Tourist Development Tax Revenue, 6th Central Contact Payments, senior bond, Series A, Assured Guaranty,
5.25%, 11/01/38	16,740,000	17,868,778
Orlando-Orange County Expressway Authority Revenue,
Refunding, 5.00%, 7/01/35	8,330,000	9,294,531
senior lien, AMBAC Insured, ETM, 7.625%, 7/01/18	215,000	250,196
Series A, 5.00%, 7/01/40	5,000,000	5,493,800
Series C, 5.00%, 7/01/35	4,000,000	4,438,360
Series C, 5.00%, 7/01/40	2,755,000	3,027,084
Palm Beach County Public Improvement Revenue, 5.00%, 5/01/33	1,000,000	1,108,900
Palm Beach County Solid Waste Authority Revenue, Improvement, Series B, 5.50%, 10/01/25	5,000,000	5,801,900
Palm Beach County Water and Sewer Revenue, 5.00%, 10/01/40	5,000,000	5,593,950
Panama City Beach Utility Revenue, Assured Guaranty, 5.00%, 6/01/39	3,000,000	3,215,280
Port St. Lucie Utility System Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 9/01/32	5,000,000	2,216,300
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 9/01/33	5,000,000	2,112,700
Refunding, Assured Guaranty, 5.25%, 9/01/35	2,000,000	2,219,560

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
Refunding, Series A, NATL Insured, 5.00%, 9/01/30	10,000,000	10,625,200
Sarasota Special Obligation Revenue, Capital Appreciation, Refunding, AMBAC Insured, zero cpn., 11/01/15	2,180,000	2,159,682
South Broward Hospital District Revenue, South Broward Hospital District Obligated Group, Refunding, 5.00%, 5/01/36	7,000,000	7,450,520
South Florida Water Management District COP, AMBAC Insured, 5.00%, 10/01/31	12,050,000	12,863,857
South Lake County Hospital District Revenue, South Lake Hospital Inc., Refunding, 5.25%, 10/01/34	5,000,000	5,426,750
St. Petersburg Public Utilities Revenue, Series A, 5.00%, 10/01/36	3,180,000	3,531,676
Sunrise Utilities System Revenue,
AMBAC Insured, Pre-Refunded, 5.20%, 10/01/22	1,050,000	1,243,578
Refunding, AMBAC Insured, 5.20%, 10/01/22	1,500,000	1,720,155
Tamarac Utility System Revenue, Refunding, Assured Guaranty, 5.00%, 10/01/39	1,585,000	1,712,355
Tampa Bay Water Regional Water Supply Authority Utility System Revenue, 5.00%,
10/01/34	8,000,000	8,916,000
10/01/38	14,340,000	15,981,930
10/01/38	10,000,000	11,390,800
Tampa Sports Authority Revenue, Guaranteed Package, Tampa Bay Arena Project, NATL Insured,
6.00%, 10/01/15	225,000	225,970
6.05%, 10/01/20	1,715,000	1,857,791
6.10%, 10/01/26	2,695,000	3,099,546
Tampa Water and Sewer Revenue, sub. lien, Series A, AMBAC Insured, ETM, 7.25%, 10/01/16	465,000	499,540
University of North Florida FICO Capital Improvement Revenue, Student Union Project, NATL RE, FGIC Insured, 5.00%,
11/01/32	5,150,000	5,595,372
Volusia County Tourist Development Tax Revenue, FSA Insured, Pre-Refunded, 5.00%, 12/01/34	7,000,000	7,000,000
West Lake CDD Special Assessment, NATL Insured, 5.75%, 5/01/17	270,000	270,205
West Palm Beach CRDA Revenue, Northwood Pleasant Community Redevelopment Area, Series A, 5.00%, 3/01/35	1,000,000	1,040,190
		712,289,299
U.S. Territories 8.0%
Puerto Rico 6.8%
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series B, 6.00%, 7/01/39	15,000,000	11,108,700
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/42	10,000,000	5,000,900
Series XX, 5.25%, 7/01/40	10,000,000	5,151,600
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Revenue,
Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	5,900,000	5,637,745
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B, 5.50%, 8/01/31	5,000,000	2,641,550
Puerto Rico Sales Tax FICO Sales Tax Revenue,
first subordinate, Series A, 6.00%, 8/01/42	8,000,000	6,249,200
first subordinate, Series A-1, 5.25%, 8/01/43	8,000,000	5,745,600
first subordinate, Series C, 5.50%, 8/01/40	14,000,000	10,562,300
Refunding, Senior Series C, 5.00%, 8/01/46	3,750,000	2,806,950
		54,904,545
U.S. Virgin Islands 1.2%
Virgin Islands PFAR, Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33	10,000,000	10,000,000
Total U.S. Territories		64,904,545
Total Municipal Bonds (Cost $733,212,002) 95.9%		777,193,844

Other Assets, less Liabilities 4.1%		33,080,363
Net Assets 100.0%		$810,274,207

ABBREVIATIONS
Selected Portfolio

AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
CDD	Community Development District
COP	Certificate of Participation
CRDA	Community Redevelopment Authority/Agency

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)

ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Co.
FICO	Financing Corp.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority/Agency
HFAR	Housing Finance Authority Revenue
IDA	Industrial Development Authority/Agency
MFMR	Multi-Family Mortgage Revenue
NATL	National Public Financial Guarantee Corp.
NATL RE	National Public Financial Guarantee Corp. Reinsured
PCR	Pollution Control Revenue
PFAR	Public Financing Authority Revenue
XLCA	XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited)

Franklin Georgia Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 97.7%
Georgia 94.1%
Athens-Clarke County Unified Government Water and Sewerage Revenue,
5.625%, 1/01/33	$10,000,000	$11,617,000
5.50%, 1/01/38	5,000,000	5,700,900
Atlanta Airport General Revenue,
Refunding, Series B, 5.00%, 1/01/42	2,000,000	2,221,000
Refunding, Series C, 6.00%, 1/01/30	6,000,000	7,324,680
Series A, 5.00%, 1/01/40	9,000,000	9,989,460
Atlanta Airport Passenger Facility Charge Revenue,
General, sub. lien, Series J, AGMC Insured, Pre-Refunded, 5.00%, 1/01/34	5,000,000	5,018,950
sub. lien, Refunding, Series A, 5.00%, 1/01/33	4,005,000	4,602,987
sub. lien, Refunding, Series A, 5.00%, 1/01/34	3,250,000	3,721,412
[a]Atlanta and Fulton County Recreation Authority Revenue, Park Improvement, Refunding, Series A, 5.00%, 12/01/35	3,530,000	4,021,235
Atlanta Development Authority Educational Facilities Revenue, Science Park LLC Project, 5.00%, 7/01/32	3,000,000	3,261,300
Atlanta Development Authority Revenue, Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/26	2,555,000	2,852,095
Atlanta Development Authority Student Housing Facilities Revenue, Piedmont/Ellis LLC University Commons Project,
Refunding, 5.00%, 9/01/32	5,000,000	5,576,450
Atlanta GO, Refunding, Assured Guaranty, 5.25%, 12/01/23	2,000,000	2,362,760
Atlanta Public Safety and Judicial Facilities Authority Revenue, Public Safety Facility Project, AGMC Insured, 5.00%,
12/01/26	1,140,000	1,235,258
Atlanta Tax Allocation, Atlantic State Project, Refunding, Assured Guaranty, 5.00%, 12/01/23	1,000,000	1,081,920
Atlanta Water and Wastewater Revenue,
Refunding, Series A, 6.00%, 11/01/28	5,055,000	6,082,833
Series A, AGMC Insured, 5.50%, 11/01/27	5,000,000	6,201,150
Series A, NATL Insured, 5.00%, 11/01/33	2,245,000	2,251,443
Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center,
5.25%, 12/01/22	2,500,000	2,499,800
5.375%, 12/01/28	2,000,000	1,981,960
Bartow-Catersville Joint Development Authority Revenue, GHC Student Center LLC Project, AGMC Insured, 5.00%, 6/15/36	4,155,000	4,613,421
Bibb County Development Authority Revenue, Macon State College Foundation Real Estate II LLC Project, AGMC Insured,
5.00%, 7/01/40	5,000,000	5,498,800
Bleckley-Dodge County Joint Development Authority Student Housing Facilities Revenue, MGC Real Estate Foundation II
LLC Project, 5.00%, 7/01/33	3,500,000	3,768,975
Brunswick and Glynn County Joint Water and Sewer Commission Revenue, Refunding, Series C, AGMC Insured, 5.00%,
6/01/33	2,045,000	2,248,580
Bulloch County Development Authority Student Housing Revenue, Georgia Southern University Housing Foundation Five
LLC Project, AGMC Insured, 5.00%, 7/01/36	2,055,000	2,256,185
Burke County Development Authority PCR, Oglethorpe Power Corp. Vogtle Project,
Series B, 5.50%, 1/01/33	5,000,000	5,322,300
Series E, 7.00%, 1/01/23	5,000,000	5,715,150
Carroll City-County Hospital Authority Revenue, Anticipation Certificates, Tanner Medical Center Inc. Project,
5.00%, 7/01/40	5,000,000	5,445,650
Assured Guaranty, 5.00%, 7/01/38	5,000,000	5,268,950
Cherokee County Water and Sewerage Authority Revenue,
AGMC Insured, 5.00%, 8/01/35	3,000,000	3,343,110
NATL Insured, 6.90%, 8/01/18	10,000	10,045
Clarke County Hospital Authority Revenue, Athens Regional Medical Center Project, Refunding, 5.00%, 1/01/32	2,000,000	2,261,500
Clayton County Development Authority Revenue,
Refunding, Series A, NATL Insured, 5.00%, 8/01/23	2,310,000	2,380,386
Tuff Archives LLC-Secretary of State of Georgia Project, Refunding, 5.00%, 7/01/33	5,000,000	5,647,900
Clayton County Development Authority Student Housing Revenue, CSU Foundation Real Estate II LLC Project, AGMC
Insured, 5.00%, 7/01/36	3,000,000	3,282,570
Clayton County Hospital Authority Revenue, Anticipation Certificates, Southern Regional Medical Center Project, Series A,
Pre-Refunded,
5.00%, 8/01/30	2,000,000	2,395,340
5.25%, 8/01/35	1,000,000	1,211,240
Clayton County Urban Redevelopment Agency Revenue, Clayton County Project, Refunding, 5.00%, 2/01/28	1,285,000	1,481,656
Cobb County Development Authority Student Recreation and Activities Center Revenue, KSU SRAC Real Estate Foundation
LLC Project, 5.00%,
7/15/35	2,500,000	2,778,750
7/15/38	2,500,000	2,750,475

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
Columbus Water and Sewerage Revenue,
5.00%, 5/01/33	1,030,000	1,201,464
AGMC Insured, Pre-Refunded, 5.00%, 5/01/29	2,500,000	2,666,050
Coweta County Development Authority Revenue, Piedmont Healthcare Inc. Project, 5.00%, 6/15/40	5,000,000	5,379,450
Dahlonega Water and Wastewater Revenue, Series A, Assured Guaranty,
5.25%, 9/01/30	1,750,000	1,958,180
5.50%, 9/01/37	5,000,000	5,618,550
Decatur County School Building Authority Revenue, High School Project, AGMC Insured, 5.00%, 10/01/32	1,500,000	1,589,055
Decatur Urban Redevelopment Agency Revenue, City of Decatur Projects, Series A, 5.00%, 1/01/38	6,195,000	6,992,482
DeKalb County Public Safety and Judicial Facilities Authority Revenue, Public Safety and Judicial Facility Project, 5.00%,
12/01/29	2,000,000	2,005,500
DeKalb County Water and Sewerage Revenue,
Refunding, Series B, AGMC Insured, 5.00%, 10/01/35	4,000,000	4,704,200
Second Resolution, Series A, 5.25%, 10/01/41	11,425,000	12,963,262
DeKalb Newton and Gwinnett Counties Joint Development Authority Revenue,
GGC Student Center LLC Project, 5.50%, 7/01/34	3,000,000	3,424,620
GGCF Athletic Fields LLC Project, Series A, AGMC Insured, 5.00%, 7/01/39	5,000,000	5,509,300
DeKalb Private Hospital Authority Revenue, Anticipation Certificates, Children's Healthcare of Atlanta Inc. Project,
Refunding, 5.25%, 11/15/39	5,000,000	5,601,750
Douglasville-Douglas County Water and Sewer Authority Revenue, NATL Insured,
5.00%, 6/01/32	2,225,000	2,432,748
Pre-Refunded, 5.00%, 6/01/29	3,410,000	3,571,464
Fairburn GO, AGMC Insured, 5.75%, 12/01/31	2,000,000	2,373,820
Fayette County School District GO, AGMC Insured, Pre-Refunded,
4.75%, 3/01/21	1,355,000	1,430,189
4.95%, 3/01/25	1,000,000	1,057,970
Forsyth County School District GO, 5.00%, 2/01/28	1,500,000	1,794,435
Forsyth County Water and Sewerage Authority Revenue, AGMC Insured, 5.00%, 4/01/32	5,000,000	5,437,200
Fulton County Development Authority Revenue,
AMC Campus Project I LLC Project, AGMC Insured, 5.00%, 6/15/37	3,075,000	3,452,887
Georgia Tech Facilities Inc. Project, Refunding, Series A, 5.00%, 6/01/34	4,000,000	4,386,920
Georgia Tech Facilities Inc. Project, Series A, 5.00%, 6/01/41	3,500,000	3,776,675
Georgia Tech Foundation Technology Square Project, Refunding, Series A, 5.00%, 11/01/29	5,000,000	5,793,100
Georgia Tech Foundation Technology Square Project, Refunding, Series A, 5.00%, 11/01/30	2,000,000	2,309,960
Morehouse College Project, Refunding, AMBAC Insured, 5.00%, 12/01/27	5,000,000	5,275,550
Piedmont Healthcare Inc. Project, Refunding, 5.00%, 7/01/44	10,000,000	10,972,400
Piedmont Healthcare Inc. Project, Refunding, Series A, 5.25%, 6/15/37	5,000,000	5,515,850
Gainesville and Hall County Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare Project,
Series A, 5.375%, 2/15/40	5,000,000	5,446,900
Georgia Municipal Assn. Inc. COP, City Court Atlanta Project, AMBAC Insured, 5.25%, 12/01/26	2,000,000	2,002,460
Georgia School Boards Assn. Inc. COP, DeKalb County Public Schools Project,
AMBAC Insured, 5.00%, 12/01/27	4,285,000	4,598,791
NATL Insured, 5.00%, 12/01/25	2,600,000	2,706,366
Georgia State GO, Series B, 5.00%, 7/01/28	3,225,000	3,669,921
Georgia State HFAR, SFM,
Series A, 3.80%, 12/01/37	5,000,000	5,027,450
Series C, 5.00%, 12/01/27	910,000	931,658
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate Foundation I LLC Project,
6.00%, 6/15/34	5,000,000	5,712,050
Assured Guaranty, 5.625%, 6/15/38	3,000,000	3,370,260
Georgia State Municipal Electric Authority Power Revenue,
Series GG, 5.00%, 1/01/39	7,000,000	7,821,800
Series W, 6.60%, 1/01/18	530,000	578,765
Georgia State Municipal Electric Authority Revenue,
General Resolution Projects, sub. note, Refunding, Series D, 5.50%, 1/01/26	5,000,000	5,729,850
Project One, sub. bond, Series E, NATL Insured, 5.00%, 1/01/25	2,315,000	2,414,267
Georgia State Municipal Gas Authority Revenue, Gas Portfolio III, Refunding, Series S, 5.00%,
10/01/25	2,500,000	2,901,275
10/01/26	2,500,000	2,876,525
Glynn-Brunswick Memorial Hospital Authority Revenue, Anticipation Certificates, Southeast Georgia Health System Project,
Series A, 5.625%, 8/01/34	5,000,000	5,442,600
Griffin Combined Public Utility Revenue, Refunding, AGMC Insured, 5.00%,
1/01/24	2,525,000	2,965,916
1/01/25	3,180,000	3,705,050

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
Gwinnett County Development Authority COP, Gwinnett County Public Schools Project, Refunding, NATL Insured, 5.25%,
1/01/22	3,000,000	3,627,240
1/01/24	2,000,000	2,462,420
Gwinnett County Hospital Authority Revenue, Anticipation Certificates, Gwinnett Hospital System Inc. Project, Series D,
AGMC Insured, 5.50%, 7/01/37	4,000,000	4,410,280
Gwinnett County School District GO,
5.00%, 2/01/32	4,125,000	4,613,812
5.00%, 2/01/36	5,815,000	6,437,147
Pre-Refunded, 5.00%, 2/01/32	875,000	991,830
Habersham County Hospital Authority Revenue, Anticipation Certificates, XLCA Insured, Pre-Refunded, 5.00%, 12/01/27	2,015,000	2,275,257
Habersham County School District GO, NATL Insured, Pre-Refunded, 5.00%, 4/01/28	2,750,000	2,921,903
Hogansville Combined Public Utility System Revenue, Refunding, AGMC Insured, 6.00%, 10/01/23	3,300,000	4,030,983
LaGrange-Troup County Hospital Authority Revenue, Series A, 5.50%, 7/01/38	4,000,000	4,395,200
Lincoln County School District GO, 5.50%, 4/01/37	2,200,000	2,567,356
Macon-Bibb County Hospital Authority Revenue, The Medical Center of Central Georgia Inc. Project, RAN, 5.00%, 8/01/35	5,000,000	5,486,550
Main Street Natural Gas Inc. Revenue, Gas Project, Series A, 5.50%, 9/15/27	5,000,000	6,040,500
Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare System Inc. Project,
Assured Guaranty, 6.375%, 8/01/29	4,000,000	4,593,320
Refunding, AGMC Insured, 5.00%, 8/01/41	5,000,000	5,416,650
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Third Indenture Series, Refunding, Series B, AGMC
Insured, 5.00%, 7/01/37	10,000,000	10,831,100
Newton County IDAR, Georgia Perimeter College Foundation Real Estate Newton LLC Academic Building Newton Campus
Project, Assured Guaranty, 5.00%, 6/01/24	3,150,000	3,266,676
Paulding County GO, Courthouse Government Complex Project, NATL RE, FGIC Insured, 5.00%, 2/01/32	4,000,000	4,308,080
Paulding County Hospital Authority Revenue, Anticipation Certificates, Series A, 5.00%, 4/01/42	3,500,000	3,794,210
Paulding County School District GO, Pre-Refunded, 5.00%, 2/01/33	4,000,000	4,387,320
Peach County Development Authority Student Housing Facilities Revenue, Fort Valley State University Foundation Property
LLC Project, AMBAC Insured, 5.00%, 6/01/34	3,000,000	3,106,650
Private Colleges and Universities Authority Revenue, Emory University, Refunding,
Series A, 5.00%, 9/01/41	8,695,000	9,794,570
Series A, 5.00%, 10/01/43	5,000,000	5,703,700
Series B, 5.00%, 9/01/35	10,000,000	11,473,200
Richmond County Development Authority Educational Facilities Revenue, Augusta State University, Jaguar Student Center
LLC Project, Series A, XLCA Insured, Pre-Refunded, 5.00%, 7/01/29	1,000,000	1,027,880
Savannah EDA Revenue, Armstrong Center LLC Project, Series A, XLCA Insured, 5.00%, 12/01/30	1,500,000	1,548,750
Thomasville Hospital Authority Revenue, Anticipation Certificates, John D. Archbold Memorial Hospital Inc. Project,
5.25%, 11/01/35	1,000,000	1,114,140
5.375%, 11/01/40	5,000,000	5,575,600
Tift County Hospital Revenue, Anticipation Certificates, Refunding, 5.00%, 12/01/38	2,000,000	2,231,260
Upper Oconee Basin Water Authority Revenue, Refunding, NATL Insured, 5.00%, 7/01/26	1,000,000	1,025,990
Valdosta and Lowndes County Hospital Authority Revenue, Certificates, South Georgia Medical Center Project,
5.00%, 10/01/33	2,000,000	2,124,920
Series B, 5.00%, 10/01/41	3,000,000	3,292,050
Walton County Water and Sewer Authority Revenue,
Hard Labor Creek Project, AGMC Insured, 5.00%, 2/01/33	5,000,000	5,319,450
Oconee, Hard Creek Resources Project, AGMC Insured, 5.00%, 2/01/38	3,845,000	4,199,009
		488,777,514
U.S. Territories 3.6%
Puerto Rico 3.6%
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series B, 6.00%, 7/01/39	5,000,000	3,702,900
Puerto Rico Electric Power Authority Power Revenue, Series XX, 5.25%, 7/01/40	5,000,000	2,575,800
Puerto Rico Sales Tax FICO Sales Tax Revenue,
first subordinate, Series A, 5.375%, 8/01/39	10,000,000	7,395,600
first subordinate, Series C, 5.50%, 8/01/40	5,000,000	3,772,250
Senior Series C, 5.25%, 8/01/40	1,430,000	1,136,020
		18,582,570
Total Municipal Bonds (Cost $475,397,460) 97.7%		507,360,084

Franklin Tax-Free Trust
Statement of Investments, November 30, 2014 (unaudited) (continued)
Other Assets, less Liabilities 2.3%	11,879,551
Net Assets 100.0%	$519,239,635

a Security purchased on a when-issued basis.

ABBREVIATIONS
Selected Portfolio

AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificate of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FICO	Financing Corp.
GO	General Obligation
HFAR	Housing Finance Authority Revenue
IDAR	Industrial Development Authority Revenue
NATL	National Public Financial Guarantee Corp.
NATL RE	National Public Financial Guarantee Corp. Reinsured
PCR	Pollution Control Revenue
RAN	Revenue Anticipation Note
SFM	Single Family Mortgage
XLCA	XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited)

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 94.4%
Alabama 1.5%
Alabama State Port Authority Docks Facilities Revenue, Refunding, 6.00%, 10/01/40	$6,000,000	$6,889,860
Courtland IDB Environmental Improvement Revenue, International Paper Co. Projects, Refunding, Series B, 6.25%, 8/01/25	2,500,000	2,508,300
Cullman County Health Care Authority GO, Refunding, Series A, 7.00%, 2/01/36	7,500,000	8,168,100
Jefferson County Sewer Revenue, wts., sub. lien, Refunding,
Series E, zero cpn., 10/01/28	7,350,000	2,880,612
Series E, zero cpn., 10/01/29	13,465,000	4,819,797
Series E, zero cpn., 10/01/30	19,050,000	6,265,926
Series E, zero cpn., 10/01/31	24,845,000	7,519,339
Series E, zero cpn., 10/01/32	30,825,000	8,631,617
Series E, zero cpn., 10/01/33	35,700,000	9,210,243
Series E, zero cpn., 10/01/34	28,020,000	6,642,701
Series E, zero cpn., 10/01/35	15,000,000	3,270,600
Series E, zero cpn., 10/01/36	12,425,000	2,481,894
Series F, zero cpn. to 9/30/23, 7.50% thereafter, 10/01/39	75,000,000	45,080,250
Prattville IDB Environmental Improvement Revenue, International Paper Co. Projects, Series A, 9.25%, 3/01/33	5,500,000	6,930,110
Selma IDBR, Gulf Opportunity Zone,
International Paper Co. Project, Series A, 5.375%, 12/01/35	3,250,000	3,625,180
International Paper Co. Projects, Series A, 5.80%, 5/01/34	3,000,000	3,437,550
		128,362,079
Alaska 0.1%
Anchorage Electric Utility Revenue, senior lien, Refunding, Series A, 5.00%, 12/01/41	8,875,000	9,949,763

Arizona 2.2%
Arizona Health Facilities Authority Revenue, Catholic Healthcare West, Series B, Sub Series B-1, 5.25%, 3/01/39	10,000,000	10,997,000
Downtown Phoenix Hotel Corp. Revenue, Subordinate, Series B, NATL RE, FGIC Insured, 5.00%, 7/01/36	10,000,000	10,105,200
Maricopa County PCC, PCR,
El Paso Electric Co. Palo Verde Project, Series A, 7.25%, 4/01/40	20,000,000	23,602,600
Public Service Co. of New Mexico Palo Verde Project, Refunding, Series A, 6.25%, 1/01/38	15,000,000	16,651,800
Navajo County PCC Revenue, Arizona Public Service Co. Cholla Project, Mandatory Put 6/01/16, Refunding, Series D,
5.75%, 6/01/34	10,750,000	11,498,845
Phoenix Civic Improvement Corp. Airport Revenue,
junior lien, Series A, 5.00%, 7/01/40	20,000,000	21,665,800
senior lien, Series A, 5.00%, 7/01/38	15,000,000	16,578,900
Pima County IDAR, Tucson Electric Power Co. Project, Series A, 5.25%, 10/01/40	15,405,000	16,755,094
Pinal County Electrical District No. 3 Electric System Revenue, Refunding, 5.25%, 7/01/41	10,000,000	11,175,600
Salt Verde Financial Corp. Senior Gas Revenue,
5.25%, 12/01/25	6,000,000	7,200,300
5.50%, 12/01/29	11,105,000	13,432,497
University Medical Center Corp. Hospital Revenue, Tucson,
6.00%, 7/01/24	250,000	288,322
6.25%, 7/01/29	1,000,000	1,162,640
5.00%, 7/01/35	10,175,000	10,305,749
6.50%, 7/01/39	1,500,000	1,750,200
Yuma County IDA Water and Sewer Exempt Facility Revenue, Far West Water and Sewer Inc. Project, Refunding, Series A,
6.375%, 12/01/37	15,500,000	14,350,210
		187,520,757
California 18.5%
Alvord USD, GO, Election of 2007, Refunding, Series B, AGMC Insured, zero cpn., 8/01/41	30,750,000	8,459,017
Azusa Special Tax, CFD No. 2005-1, Improvement Area No. 1, 5.00%, 9/01/37	3,960,000	4,018,489
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Series F-1, Pre-Refunded, 5.50%, 4/01/43	29,685,000	34,395,416
Beaumont Financing Authority Local Agency Revenue, Improvement Area No. 19C, Series A, 5.35%, 9/01/36	3,680,000	3,681,730
Beaumont PFAR, Sewer Enterprise Project, Series A, Pre-Refunded, 6.90%, 9/01/23	3,140,000	3,417,576
California County Tobacco Securitization Agency Tobacco Settlement Revenue, Asset-Backed,
Alameda County Tobacco Asset Securitization Corp., 5.875%, 6/01/35	3,700,000	3,700,148
Kern County Tobacco Funding Corp., Refunding, 4.00%, 6/01/29	13,110,000	13,118,259
California HFAR, Home Mortgage, Series K, 4.70%, 8/01/31	10,000,000	10,084,900
California Infrastructure and Economic Development Bank Revenue, North County Center for Self-Sufficiency Corp. Project,
AMBAC Insured, 5.00%,
12/01/30	10,300,000	11,604,804

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
12/01/35	5,000,000	5,520,450
California PCFA Water Facilities Revenue, American Water Capital Corp. Project, 5.25%, 8/01/40	6,000,000	6,462,840
California State GO, Various Purpose,
6.00%, 4/01/38	28,725,000	33,846,380
5.25%, 11/01/40	47,000,000	53,893,490
Refunding, 5.25%, 3/01/30	70,000,000	80,969,000
Refunding, 5.50%, 3/01/40	60,000,000	68,666,400
Refunding, 5.00%, 10/01/41	10,000,000	11,128,200
California State Health Facilities Financing Authority Revenue, Children's Hospital of Orange County, Series A, 6.50%,
11/01/24	5,000,000	6,179,300
11/01/38	8,000,000	9,797,600
California State Municipal Finance Authority Revenue, Harbor Regional Center Project, 8.50%, 11/01/39	5,000,000	6,185,000
California State Public Works Board Lease Revenue,
Trustees of the California State University, J. Paul Leonard and Sutro Library, Series J, 6.00%, 11/01/29	7,365,000	8,866,429
Trustees of the California State University, J. Paul Leonard and Sutro Library, Series J, 6.00%, 11/01/34	17,560,000	20,757,500
Various Capital Projects, Series A, 5.00%, 4/01/30	17,785,000	20,009,014
California Statewide CDA Revenue,
American Baptist Homes of the West, Refunding, 6.00%, 10/01/29	3,125,000	3,489,688
American Baptist Homes of the West, Refunding, 6.25%, 10/01/39	5,000,000	5,642,750
Monterey Institute International, 5.50%, 7/01/31	12,920,000	14,875,184
St. Joseph Health System, Series B, FGIC Insured, 5.75%, 7/01/47	5,000,000	5,549,100
St. Joseph Health System, Series E, AGMC Insured, 5.25%, 7/01/47	10,000,000	10,771,800
Sutter Health, Refunding, Series A, 5.00%, 11/15/43	25,000,000	25,824,500
[a,b] Thomas Jefferson School of Law, Refunding, Series A, 7.25%, 10/01/38	11,730,000	5,630,400
California Statewide CDA Special Tax Revenue, CFD No. 2007-01, Orinda Wilder Project, Series A, 6.00%, 9/01/37	9,905,000	10,208,984
Centinela Valley UHSD, GO, County of Los Angeles, Election of 2010, Series B, AGMC Insured, zero cpn., 8/01/37	8,400,000	2,450,700
Chabot-Las Positas Community College District GO, Capital Appreciation, Series C, AMBAC Insured, zero cpn.,
8/01/33	15,000,000	5,963,400
8/01/34	10,000,000	3,773,100
Chino CFD Special Tax, No. 2003-3, Improvement Area 2, 5.00%, 9/01/36	2,215,000	2,220,117
Chula Vista CFD Special Tax, No. 13-I, Otay Ranch Village Seven, 5.35%, 9/01/36	1,670,000	1,591,510
Compton Community College District GO, Election of 2002, Series D, BAM Insured, zero cpn.,
8/01/30	3,425,000	1,411,545
8/01/32	4,000,000	1,417,880
8/01/34	4,560,000	1,378,579
8/01/36	5,250,000	1,363,583
8/01/37	3,065,000	737,807
8/01/38	6,000,000	1,341,780
El Dorado County CFD No. 2001-1 Special Tax, Promontory Specific Plan, 6.30%, 9/01/31	3,500,000	3,511,165
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.50% thereafter, 1/15/31	7,295,000	5,174,198
Capital Appreciation, Refunding, Series A, zero cpn. to 1/15/24, 5.40% thereafter, 1/15/30	10,000,000	7,056,200
junior lien, Refunding, Series C, 6.25%, 1/15/33	17,580,000	20,605,342
junior lien, Refunding, Series C, 6.50%, 1/15/43	28,790,000	33,928,151
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue, Enhanced, Asset-Backed, Refunding, Series A,
5.00%, 6/01/45	15,750,000	16,075,710
AMBAC Insured, 5.00%, 6/01/45	13,250,000	13,524,010
Livermore CFD Special Tax, No. 06-1, Shea Properties, 5.40%, 9/01/36	6,595,000	6,231,813
Los Angeles Department of Airports Revenue, Los Angeles International Airport, Senior, Series D, 5.00%, 5/15/40	52,685,000	58,308,597
Los Angeles MFR, Refunding,
Series J-1C, 7.125%, 1/01/24	20,000	20,004
[b] Series J-2C, 8.50%, 1/01/24	120,000	120,016
Los Angeles USD, GO, Series KRY, 5.25%, 7/01/34	36,625,000	42,750,897
M-S-R Energy Authority Gas Revenue,
Series B, 6.125%, 11/01/29	30,505,000	39,126,628
Series B, 7.00%, 11/01/34	20,000,000	28,113,000
Series C, 6.50%, 11/01/39	20,000,000	27,369,200
Novato RDA Tax Allocation, Hamilton Field Redevelopment Project, 6.75%, 9/01/40	3,750,000	4,511,250
Palmdale Elementary School District Special Tax, CFD No. 90-1, Series A, AGMC Insured,
zero cpn., 8/01/28	1,500,000	789,900
zero cpn., 8/01/30	1,250,000	584,775
zero cpn., 8/01/31	1,250,000	554,375
zero cpn. to 8/01/25, 5.625% thereafter, 8/01/34	2,500,000	1,519,300
Perris UHSD Financing Authority Special Tax,
5.75%, 9/01/30	1,690,000	1,744,604

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
6.00%, 9/01/33	2,570,000	2,653,602
6.125%, 9/01/41	5,500,000	5,678,035
Poway USD Special Tax, CFD No. 14, Del Sur, 5.25%, 9/01/36	7,465,000	7,672,452
Riverside County Transportation Commission Toll Revenue, senior lien,
Series A, 5.75%, 6/01/44	6,065,000	6,897,906
Series A, zero cpn., 6/01/42	7,000,000	1,617,560
Series B, zero cpn., 6/01/32	4,000,000	1,694,600
Series B, zero cpn., 6/01/33	5,500,000	2,190,595
Series B, zero cpn., 6/01/41	5,000,000	1,221,750
Rocklin Special Tax, CFD No. 10, Whitney Ranch, 5.00%, 9/01/35	7,030,000	7,032,320
Romoland School District Special Tax, CFD No. 1,
Improvement Area 1, 5.35%, 9/01/28	7,015,000	7,065,368
Improvement Area 1, 5.40%, 9/01/36	6,175,000	6,208,468
Improvement Area 2, 5.35%, 9/01/38	7,900,000	7,932,469
Roseville Special Tax, CFD No. 1, Westpark, 5.25%, 9/01/25	1,550,000	1,555,704
San Buenaventura Revenue, Community Memorial Health System,
8.00%, 12/01/31	10,000,000	12,713,500
7.50%, 12/01/41	15,000,000	18,135,000
San Diego USD, GO,
Dedicated Unlimited Ad Valorem Property Tax, Election of 2008, Capital Appreciation, Series G, zero cpn., 7/01/34	5,000,000	1,947,250
Dedicated Unlimited Ad Valorem Property Tax, Election of 2008, Capital Appreciation, Series G, zero cpn., 7/01/35	10,000,000	3,651,400
Election of 2008, Series E, zero cpn. to 7/01/32, 5.25% thereafter, 7/01/42	44,565,000	23,055,703
Election of 2008, Series E, zero cpn. to 7/01/32, 5.375% thereafter, 7/01/47	33,305,000	17,004,201
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A, 5.00%, 4/01/29	10,000,000	11,215,500
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, junior lien, ETM, zero cpn., 1/01/24	52,700,000	43,635,600
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/41	35,256,000	22,997,489
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/42	35,256,000	22,976,688
Capital Appreciation, Series A, Pre-Refunded, 5.60%, 1/15/16	22,500,000	22,869,900
Capital Appreciation, Series A, Pre-Refunded, 5.65%, 1/15/17	20,000,000	20,329,800
junior lien, ETM, zero cpn., 1/01/25	45,200,000	36,219,664
junior lien, ETM, zero cpn., 1/01/26	131,900,000	101,822,843
junior lien, ETM, zero cpn., 1/01/27	139,100,000	102,917,308
Orange County, Capital Appreciation, senior lien, 5.00%, 1/01/33	44,970,000	45,000,580
Refunding, Series B, 5.25%, 1/15/44	20,000,000	21,307,800
Refunding, Series B, 5.25%, 1/15/49	25,000,000	26,075,250
San Jose Special Hotel Tax Revenue, Convention Center Expansion and Renovation Project, 6.50%, 5/01/42	10,000,000	12,157,300
San Mateo UHSD, GO, Capital Appreciation, Election of 2010, Refunding, Series A, zero cpn. to 9/01/28, 6.70% thereafter,
9/01/41	20,000,000	13,068,000
San Mateo-Foster City School District GO, Capital Appreciation, Election of 2008, Series A, zero cpn. to 8/01/26, 6.625%
thereafter, 8/01/42	40,000,000	26,921,200
Seal Beach CFD No. 2005-01 Special Tax, Pacific Gateway Business Center, 5.30%, 9/01/36	2,000,000	2,002,460
South Bayside Waste Management Authority Solid Waste Enterprise Revenue, Shoreway Environmental Center, Series A,
6.00%, 9/01/36	7,740,000	8,643,181
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A, 5.25%, 11/01/27	9,855,000	11,735,728
[a,b]Stockton PFA Lease Revenue, Capital Improvement Projects, Series A,
6.75%, 9/01/29	15,905,000	2,067,650
7.00%, 9/01/38	12,175,000	1,582,750
Tustin CFD No. 06-1 Special Tax, Legacy/Columbus Villages, Series A, 6.00%, 9/01/36	19,810,000	20,310,401
		1,553,808,459
Colorado 3.8%
Colorado State Health Facilities Authority Revenue, Hospital, Refunding, Series C, AGMC Insured, 5.25%, 3/01/40	20,000,000	22,180,800
Denver City and County Airport System Revenue, Series B, 4.00%, 11/15/43	10,250,000	10,509,735
Denver City and County Special Facilities Airport Revenue, United Air Lines Project, Refunding, Series A, 5.25%, 10/01/32	5,000,000	5,126,250
Denver Convention Center Hotel Authority Revenue, senior bond, Refunding, XLCA Insured, 5.00%, 12/01/30	15,000,000	15,361,650
Denver Health and Hospital Authority Healthcare Recovery Zone Facility Revenue, Series A, Pre-Refunded, 6.25%, 12/01/33	4,000,000	4,000,000
E-470 Public Highway Authority Senior Revenue,
Capital Appreciation, Series A, NATL Insured, zero cpn., 9/01/28	15,000,000	8,941,050
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/29	10,000,000	4,765,300
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/30	17,300,000	7,781,540
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/31	10,000,000	4,232,900
Current Interest, Series C, 5.375%, 9/01/26	5,000,000	5,779,050
Series A, Sub Series A-1, NATL Insured, 5.50%, 9/01/24	10,000,000	10,357,200
Series C, Sub Series C-1, NATL Insured, 5.50%, 9/01/24	3,000,000	3,107,160
Series D, Sub Series D-1, NATL Insured, 5.50%, 9/01/24	6,000,000	6,214,320

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
Eagle County Sports and Housing Facilities Revenue, Vail Associate Project, Refunding, 6.95%, 8/01/19	41,200,000	42,315,284
Plaza Metropolitan District No. 1 Revenue, Refunding, 5.00%, 12/01/40	3,000,000	3,139,140
Public Authority for Colorado Energy Natural Gas Purchase Revenue,
6.125%, 11/15/23	2,465,000	3,033,010
6.25%, 11/15/28	12,500,000	15,807,625
6.50%, 11/15/38	90,100,000	124,254,207
Regional Transportation District COP, Series A, 5.00%, 6/01/25	13,500,000	15,053,715
Superior Metropolitan District No. 1 Special Revenue, Refunding, AMBAC Insured, 5.00%, 12/01/28	7,640,000	7,663,149
[b,c]Villages Castle Rock Metropolitan District No. 4 Revenue, Refunding, 8.50%, 6/01/31	3,000,000	2,160,000
		321,783,085
Connecticut 0.1%
Connecticut State Health and Educational Facilities Authority Revenue, St. Mary's Hospital Issue, Refunding, Series E,
5.50%, 7/01/20	5,650,000	5,653,051

District of Columbia 2.5%
District of Columbia Hospital Revenue, Children's Hospital Obligated Group, Assured Guaranty, 5.25%, 7/15/38	11,000,000	11,908,710
District of Columbia Revenue,
American Society of Hematology Issue, 5.00%, 7/01/36	1,500,000	1,614,435
American Society of Hematology Issue, 5.00%, 7/01/42	9,515,000	10,131,382
Assn. of American Medical Colleges Issue, Series B, 5.25%, 10/01/36	12,425,000	13,671,352
Assn. of American Medical Colleges Issue, Series B, 5.00%, 10/01/41	5,010,000	5,358,997
The Catholic University of America Issue, Refunding, 5.00%, 10/01/34	3,750,000	4,019,137
Center for Strategic and International Studies Inc. Issue, Refunding, 6.375%, 3/01/31	5,200,000	5,677,932
Center for Strategic and International Studies Inc. Issue, Refunding, 6.625%, 3/01/41	5,500,000	5,995,330
Deed Tax, Series A, 5.00%, 6/01/40	13,000,000	13,933,400
The Methodist Home of the District of Columbia Issue, 6.00%, 1/01/29	4,750,000	4,749,715
The Methodist Home of the District of Columbia Issue, Series A, 7.375%, 1/01/30	2,525,000	2,528,181
The Methodist Home of the District of Columbia Issue, Series A, 7.50%, 1/01/39	4,580,000	4,585,542
District of Columbia Tobacco Settlement FICO Revenue,
Asset-Backed, Refunding, 6.50%, 5/15/33	22,000,000	25,076,260
Capital Appreciation, Asset-Backed, Series A, zero cpn., 6/15/46	175,000,000	22,790,250
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue, Capital Appreciation, second lien, Series C,
Assured Guaranty, zero cpn. to 10/01/16, 6.50% thereafter, 10/01/41	60,145,000	69,507,772
Washington Convention and Sports Authority Dedicated Tax Revenue, senior lien, Convention Center Hotel Project, Series
A, 5.00%, 10/01/40	10,000,000	10,789,600
		212,337,995
Florida 5.9%
Bartram Springs CDD Special Assessment, Refunding, 4.75%, 5/01/34	4,400,000	4,406,380
Boggy Creek Improvement District Special Assessment Revenue, Refunding, 5.125%, 5/01/43	4,910,000	5,119,215
Brevard County Health Facilities Authority Health Facilities Revenue, Health First Inc. Project, Series B, 7.00%, 4/01/39	6,500,000	7,613,775
Brooks of Bonita Springs CDD Capital Improvement Revenue, 6.85%, 5/01/31	1,145,000	1,146,237
Cape Coral Water and Sewer Revenue, Refunding, Series A, AGMC Insured, 5.00%, 10/01/42	7,500,000	8,106,675
Championsgate CDD Capital Improvement Revenue, Series A, 6.25%, 5/01/20	1,370,000	1,369,849
Citizens Property Insurance Corp. Revenue, High-Risk Account, senior secured, Series A-1, 6.00%, 6/01/17	25,000,000	28,151,250
Collier County Educational Facilities Authority Revenue,
Ave Maria University Inc. Project, Refunding, Series A, 6.00%, 6/01/33	5,500,000	6,097,520
Ave Maria University Inc. Project, Refunding, Series A, 6.00%, 6/01/38	12,000,000	13,170,240
Hodges University Inc. Project, 6.125%, 11/01/43	10,035,000	11,104,330
East Homestead CDD Special Assessment Revenue, 5.45%, 5/01/36	1,385,000	1,392,382
Escambia County Environmental Improvement Revenue, International Paper Co. Projects, Series A, 9.50%, 3/01/33	7,975,000	10,128,011
Florida State Board of Education Public Education GO, Capital Outlay, Refunding, Series D, 6.00%, 6/01/23	5,000,000	6,514,350
Greenway ID Special Assessment Revenue, 5.125%, 5/01/43	35,275,000	36,181,920
Halifax Hospital Medical Center Hospital Revenue, Daytona Beach, Refunding and Improvement, Series A, 5.375%, 6/01/46	18,000,000	18,168,120
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,525,000	7,541,008
Indian Trace Development District Special Assessment, Isles at Weston Project, 5.50%, 5/01/33	2,460,000	2,412,448
Indigo CDD Capital Improvement Revenue, Refunding,
Series A, 7.00%, 5/01/31	775,000	744,403
[a,b] Series C, 7.00%, 5/01/30	4,163,999	2,081,999
Lake Ashton CDD Revenue, Capital Improvement, Series A, 7.40%, 5/01/32	1,210,000	1,209,952
Lakeland Retirement Community Revenue, first mortgage, Carpenters Estates, Accredited Investors, Refunding,
5.875%, 1/01/19	1,070,000	1,186,352
6.25%, 1/01/28	1,230,000	1,313,099
6.375%, 1/01/43	2,250,000	2,340,878
Martin County Health Facilities Authority Hospital Revenue, Martin Memorial Medical Center, 5.50%, 11/15/42	3,800,000	4,176,656

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
Miami-Dade County Aviation Revenue, Miami International Airport, Refunding, Series A, 5.50%, 10/01/41	20,850,000	23,344,911
Miami-Dade County Educational Facilities Authority Revenue, University of Miami Issue, Refunding, Series B, AMBAC
Insured, 5.25%, 4/01/27	10,995,000	13,300,651
Miami-Dade County Expressway Authority Toll System Revenue, Series A, 5.00%, 7/01/40	44,360,000	48,195,809
Miami-Dade County Professional Sports Franchise Facilities Revenue, Capital Appreciation, Refunding, Series A, Assured
Guaranty, zero cpn., 10/01/45	25,000,000	5,898,500
Miami-Dade County School Board COP,
Refunding, Series A, 5.00%, 5/01/31	7,985,000	8,881,716
Refunding, Series A, 5.00%, 5/01/32	10,000,000	11,053,800
Series B, Assured Guaranty, 5.00%, 5/01/33	14,310,000	15,255,032
Miami-Dade County Special Obligation Revenue, Refunding, Series A, 5.00%, 10/01/30	10,925,000	12,406,212
North Sumter County Utility Dependent District Utility Revenue, sub. bond,
6.00%, 10/01/30	3,780,000	4,314,719
6.25%, 10/01/43	6,865,000	7,717,358
Northern Palm Beach County ID Special Assessment, Water Control and Improvement,
Unit of Development No. 2C, 5.00%, 8/01/34	2,700,000	2,708,019
Unit of Development No. 2C, 5.20%, 8/01/46	6,000,000	6,090,660
Unit of Development No. 46, Series A, 5.35%, 8/01/41	800,000	815,704
Orlando-Orange County Expressway Authority Revenue, Series C, 5.00%, 7/01/35	7,965,000	8,837,884
Palm Glades CDD Revenue, Special Assessment, Series A, 5.30%, 5/01/36	1,100,000	1,113,057
Pelican Marsh CDD Special Assessment Revenue, Refunding,
4.875%, 5/01/22	1,035,000	1,055,265
5.375%, 5/01/31	1,415,000	1,450,106
Pensacola Airport Revenue, Refunding, 6.00%, 10/01/28	7,000,000	7,812,770
[a,b]Portofino Landings CDD Special Assessment, Series A, 5.40%, 5/01/38	2,705,000	1,062,037
[b]River Place St. Lucie CDD Special Assessment Revenue, Series A, 7.625%,
5/01/21	680,000	667,991
5/01/30	1,590,000	1,526,702
Somerset CDD Revenue, Capital Improvement, 5.30%, 5/01/37	6,900,000	6,910,764
South Broward Hospital District Revenue, South Broward Hospital District Obligated Group, Refunding, 5.00%, 5/01/36	12,500,000	13,304,500
South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida Obligated Group,
5.00%, 8/15/32	15,000,000	16,201,350
Refunding, 5.00%, 8/15/42	15,500,000	16,567,950
Verandah East CDD Revenue, Capital Improvement, Series A, 5.40%, 5/01/37	1,780,000	1,542,957
Village CDD No. 6 Special Assessment Revenue, Refunding, 4.00%,
5/01/29	6,310,000	6,390,705
5/01/35	3,960,000	3,957,149
Village CDD No. 8 Special Assessment Revenue, 6.375%, 5/01/38	7,500,000	8,489,025
Village CDD No. 9 Special Assessment Revenue,
6.75%, 5/01/31	7,620,000	9,161,755
7.00%, 5/01/41	7,080,000	8,683,266
Refunding, 5.00%, 5/01/22	1,555,000	1,643,604
Refunding, 5.25%, 5/01/31	2,010,000	2,143,142
Refunding, 5.50%, 5/01/42	2,100,000	2,345,868
Village CDD No. 10 Special Assessment Revenue,
5.75%, 5/01/31	2,000,000	2,269,220
5.00%, 5/01/32	5,800,000	6,195,444
5.125%, 5/01/43	9,000,000	9,536,940
6.00%, 5/01/44	8,000,000	8,873,600
Village CDD No. 11 Special Assessment Revenue, 4.125%, 5/01/29	3,230,000	3,244,729
Waters Edge CDD Capital Improvement Revenue, 5.30%, 5/01/36	1,500,000	1,453,275
Westchase East CDD Capital Improvement Revenue, 7.10%, 5/01/21	735,000	735,522
Winter Garden Village at Fowler Groves CDD Special Assessment, 5.65%, 5/01/37	1,785,000	1,815,131
		496,651,848
Georgia 2.6%
Atlanta Tax Allocation, Princeton Lakes Project, 5.50%, 1/01/31	1,035,000	1,046,426
Atlanta Water and Wastewater Revenue, Refunding,
Series A, 6.25%, 11/01/34	30,000,000	35,841,900
Series B, AGMC Insured, 5.25%, 11/01/34	30,000,000	33,804,600
Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 5.375%, 12/01/28	1,470,000	1,456,741
Burke County Development Authority PCR, Oglethorpe Power Corp. Vogtle Project,
Series C, 5.70%, 1/01/43	55,000,000	58,731,750
Series E, 7.00%, 1/01/23	25,000,000	28,575,750
Carrollton Payroll Development Authority Revenue, UWG Phase II LLC Project, AGMC Insured, 5.00%, 6/15/40	2,000,000	2,169,560

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
Forsyth County Hospital Authority Revenue, Anticipation Certificates, Georgia Baptist Health Care System Project, ETM,
6.25%, 10/01/18	2,840,000	3,126,755
6.375%, 10/01/28	8,000,000	10,212,960
Fulton County Residential Care Revenue, Lenbrook Project, Series A, 5.00%, 7/01/27	5,000,000	5,075,850
Gainesville RDA Educational Facilities Revenue, Riverside Military Academy Project, Refunding, 5.125%, 3/01/37	6,500,000	6,156,930
Main Street Natural Gas Inc. Revenue, Gas Project, Series A, 5.50%,
9/15/25	5,000,000	6,021,250
9/15/27	4,000,000	4,832,400
9/15/28	10,000,000	12,098,200
Richmond County Development Authority Environmental Improvement Revenue, International Paper Co. Project, Series A,
6.25%, 11/01/33	7,000,000	8,128,610
Savannah EDA Revenue, Recovery Zone Facility, International Paper Co. Project, Series A, 6.25%, 11/01/33	4,865,000	5,649,384
		222,929,066
Hawaii 0.2%
Hawaii State Department of Budget and Finance Special Purpose Revenue,
Hawaii Pacific University Project, Series A, 6.875%, 7/01/43	5,595,000	6,179,566
Hawaiian Electric Co. and Subsidiary Projects, 6.50%, 7/01/39	7,500,000	8,712,300
		14,891,866
Idaho 0.6%
Idaho State Health Facilities Authority Revenue, St. Luke's Health System Project, Series A, 6.75%, 11/01/37	12,500,000	14,512,875
Idaho State Housing and Finance Assn. EDR, TDF Facilities Project, Series A, 7.00%, 2/01/36	13,305,000	16,086,277
Nez Perce County PCR, Potlatch Corp. Projects, Refunding, 6.00%, 10/01/24	22,500,000	22,516,875
		53,116,027
Illinois 5.5%
Antioch Village Special Service Area No. 1 Special Tax, Deercrest Project, 6.625%, 3/01/33	3,184,000	2,811,376
Bolingbrook GO, Will and DuPage Counties, Capital Appreciation, Refunding, Series A, zero cpn., 1/01/35	19,800,000	7,361,442
Bourbonnais Industrial Project Revenue, Olivet Nazarene University Project, 5.50%, 11/01/40	3,570,000	3,928,142
Bryant PCR, Central Illinois Light Co. Project, Refunding, NATL Insured, 5.90%, 8/01/23	5,000	5,019
Bureau County Township High School District No. 502 GO, School Building, Series A, BAM Insured, 6.625%, 10/01/43	5,250,000	6,506,588
Cary Special Tax, Special Service Area No. 2, Refunding, Radian Insured, 5.00%, 3/01/30	3,025,000	3,037,796
Chicago Board of Education GO, Series A, 5.50%, 12/01/39	6,500,000	6,878,365
Chicago O'Hare International Airport Revenue,
General Airport, third lien, Refunding, Series A, AGMC Insured, 5.00%, 1/01/38	16,500,000	17,633,385
General Airport, third lien, Series A, NATL RE, FGIC Insured, 5.00%, 1/01/33	15,000,000	15,613,350
Passenger Facility Charge, Series B, 5.00%, 1/01/35	12,555,000	13,460,090
Passenger Facility Charge, Series B, 5.00%, 1/01/40	20,430,000	21,922,411
Chicago Transit Authority Sales Tax Receipts Revenue,
5.25%, 12/01/36	11,000,000	12,242,780
5.00%, 12/01/44	31,260,000	35,101,541
Chicago Waterworks Revenue, Project, second lien, 5.00%, 11/01/44	11,000,000	12,024,210
Cook County GO, Refunding,
Series A, 5.25%, 11/15/33	8,720,000	9,651,470
Series C, 5.00%, 11/15/29	34,555,000	38,250,657
Illinois Finance Authority Water Facility Revenue, American Water Capital Corp. Project, 5.25%,
10/01/39	15,350,000	16,378,297
5/01/40	10,415,000	11,115,513
Illinois State Finance Authority Revenue,
Institute of Technology, 6.50%, 2/01/23	1,000,000	1,148,140
Institute of Technology, 7.125%, 2/01/34	1,500,000	1,726,320
Lutheran Hillside Village, Refunding, 5.25%, 2/01/37	7,500,000	7,802,325
Resurrection Health Care, Series A, AGMC Insured, 5.25%, 5/15/29	15,500,000	17,002,570
Riverside Health System, 6.25%, 11/15/35	5,000,000	5,824,750
Roosevelt University Project, Refunding, 6.25%, 4/01/29	2,500,000	2,731,950
Roosevelt University Project, Refunding, 6.50%, 4/01/39	19,430,000	21,221,252
Rush University Medical Center Obligated Group, Series B, 7.25%, 11/01/38	10,000,000	11,795,900
Sherman Health Systems, Series A, 5.50%, 8/01/37	17,240,000	18,880,386
Illinois State Finance Authority Student Housing Revenue,
CHF-DeKalb II LLC, Northern Illinois University Project, 6.875%, 10/01/43	15,000,000	18,131,100
CHF-Normal LLC, Illinois State University Project, 7.00%, 4/01/43	7,500,000	9,015,675
Illinois State GO,
5.25%, 7/01/29	15,000,000	16,602,150
5.25%, 7/01/31	5,000,000	5,495,600
5.50%, 7/01/38	5,000,000	5,516,950

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue,
Capital Appreciation, McCormick Place Expansion Project, Refunding, Series B, AGMC Insured, zero cpn., 6/15/45	18,100,000	4,006,978
Capital Appreciation, McCormick Place Expansion Project, Series A, NATL Insured, zero cpn., 6/15/35	10,000,000	3,883,400
McCormick Place Expansion Project, Series A, 5.50%, 6/15/50	10,475,000	11,399,524
Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place Convention Center, ETM, 7.00%,
7/01/26	7,500,000	10,056,600
Otter Creek Water Reclamation District Kane County GO, Separate Waterworks and Sewerage Systems Alternate Revenue
Source, Refunding, XLCA Insured, 5.00%, 1/01/39	3,000,000	3,149,640
Railsplitter Tobacco Settlement Authority Revenue,
6.25%, 6/01/24	6,000,000	6,473,580
Refunding, 6.00%, 6/01/28	24,650,000	28,857,508
Wauconda Special Service Area No. 1 Special Tax, Liberty Lakes Project,
6.00%, 3/01/33	4,244,000	4,316,785
6.625%, 3/01/33	5,021,000	5,047,009
Yorkville United City Special Service Area Special Tax,
No. 2004-104, MPI Grande Reserve Project, 6.375%, 3/01/34	3,998,000	3,749,884
No. 2005-108, Autumn Creek Project, 6.00%, 3/01/36	4,229,000	4,214,452
		461,972,860
Indiana 1.5%
Carmel RDA Lease Rental Revenue, Multipurpose, Series A, 4.00%, 2/01/38	7,220,000	7,475,227
Delaware County Hospital Authority Hospital Revenue, Cardinal Health System Obligated Group, Pre-Refunded, 5.25%,
8/01/36	5,000,000	5,399,300
Indiana Finance Authority Midwestern Disaster Relief Revenue, Ohio Valley Electric Corp. Project, Series A, 5.00%, 6/01/32	10,000,000	10,695,500
Indiana Health and Educational Facility Financing Authority Hospital Revenue, Community Foundation of Northwest Indiana
Obligated Group, 5.50%, 3/01/37	8,000,000	8,475,280
Indiana Health and Educational Facility Financing Authority Revenue, Baptist Homes of Indiana, Refunding, 5.25%, 11/15/35	12,000,000	12,155,040
Indiana State Finance Authority Revenue,
Baptist Homes of Indiana Senior Living, 5.75%, 11/15/41	5,000,000	5,510,300
Educational Facilities, Marian University Project, 6.375%, 9/15/41	12,500,000	13,840,625
Greencroft Obligated Group, Series A, 7.00%, 11/15/43	5,000,000	5,757,200
Private Activity, Ohio River Bridges East End Crossing Project, Series A, 5.00%, 7/01/40	12,500,000	13,324,875
Indiana State Finance Authority Wastewater Utility Revenue, CWA Authority Project, first lien, Series A, 4.00%, 10/01/42	22,620,000	23,061,090
Indiana State Municipal Power Agency Power Supply System Revenue, Series B, 6.00%, 1/01/39	4,000,000	4,604,840
Jasper County PCR, Northern Indiana Public Service Co. Project, Refunding, Series C, NATL Insured,
5.60%, 11/01/16	10,000,000	10,836,700
5.85%, 4/01/19	5,000,000	5,780,600
		126,916,577
Iowa 0.5%
Iowa Higher Education Loan Authority Revenue, Private College Facility, Upper Iowa University Project, Refunding, 6.00%,
9/01/39	11,000,000	11,323,290
Tobacco Settlement Authority Tobacco Settlement Revenue, Capital Appreciation, Asset-Backed, Refunding, Series B,
5.60%, 6/01/34	35,850,000	31,557,321
		42,880,611
Kansas 0.1%
Kansas State Development Finance Authority Hospital Revenue, Adventist Health System/Sunbelt Obligated Group,
Refunding, Series C, 5.75%, 11/15/38	6,250,000	7,187,000

Kentucky 1.1%
Kentucky Economic Development Finance Authority Hospital Revenue, Owensboro Medical Health System Inc., Refunding,
Series A, 6.50%, 3/01/45	18,330,000	21,116,344
Kentucky Economic Development Finance Authority Louisville Arena Project Revenue, Louisville Arena Authority Inc., Series
A, Sub Series A-1, Assured Guaranty, 6.00%, 12/01/42	5,000,000	5,313,700
Kentucky State Public Transportation Infrastructure Authority First Tier Toll Revenue, Downtown Crossing Project, zero cpn.
to 6/30/23,
6.60% thereafter, 7/01/39	10,000,000	6,859,700
6.75% thereafter, 7/01/43	5,000,000	3,385,700
Louisville/Jefferson County Metro Government College Revenue, Improvement, Bellarmine University Inc. Project,
5.625%, 5/01/29	5,555,000	5,974,180
6.125%, 5/01/39	5,000,000	5,411,400
Louisville/Jefferson County Metro Government Health Facilities Revenue, Jewish Hospital and St. Mary's HealthCare Inc.
Project, Pre-Refunded, 6.125%, 2/01/37	11,500,000	13,439,130
Ohio County PCR, Big Rivers Electric Corp. Project, Refunding, Series A, 6.00%, 7/15/31	10,500,000	10,195,710
Owen County Waterworks System Revenue, American Water Co. Project, Series A,
6.25%, 6/01/39	8,000,000	9,165,280

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)

5.375%, 6/01/40	10,000,000	10,950,700
		91,811,844
Louisiana 2.7%
Beauregard Parish Revenue, Boise Cascade Corp. Project, Refunding, 6.80%, 2/01/27	13,990,000	14,130,180
Louisiana Local Government Environmental Facilities and CDA Revenue, Westlake Chemical Corp. Projects,
6.75%, 11/01/32	41,250,000	46,788,225
Series A, 6.50%, 8/01/29	9,000,000	10,721,340
Series A-2, 6.50%, 11/01/35	8,000,000	9,626,160
Louisiana Public Facilities Authority Hospital Revenue, Franciscan Missionaries of Our Lady Health System Project, Series
A, 6.75%, 7/01/39	10,000,000	11,653,100
Louisiana Public Facilities Authority Revenue,
Entergy Gulf States Louisiana LLC Project, Refunding, Series A, 5.00%, 9/01/28	25,000,000	25,412,500
Ochsner Clinic Foundation Project, 6.50%, 5/15/37	5,000,000	5,887,700
Ochsner Clinic Foundation Project, 6.75%, 5/15/41	15,500,000	18,316,970
Ochsner Clinic Foundation Project, Series B, 5.25%, 5/15/38	10,000,000	10,462,400
Ochsner Clinic Foundation Project, Series B, 5.50%, 5/15/47	10,000,000	10,515,900
St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series A, 5.125%, 6/01/37	56,075,000	59,139,499
Tobacco Settlement FICO Revenue, Tobacco Settlement Asset-Backed, Refunding, Series A, 5.25%, 5/15/35	1,000,000	1,098,640
		223,752,614
Maine 0.2%
Maine State Health and Higher Educational Facilities Authority Revenue, Maine General Medical Center Issue,
6.75%, 7/01/36	4,250,000	4,722,643
7.00%, 7/01/41	10,000,000	11,192,000
Rumford PCR, Boise Cascade Corp. Project, Refunding, 6.625%, 7/01/20	4,800,000	4,848,096
		20,762,739
Maryland 0.6%
Harford County Special Obligation Tax Allocation, Beachtree Estates Project, 7.50%, 7/01/40	7,000,000	7,400,190
Maryland State Community Development Administration Department of Housing and CDR, Housing, Series A, 5.875%,
7/01/16	260,000	261,016
Maryland State EDC, EDR, Series A, 5.75%, 6/01/35	13,070,000	14,021,627
Maryland State EDC Port Facilities Revenue, CNX MarineTerminals Inc. Port of Baltimore Facility, Refunding, 5.75%,
9/01/25	8,600,000	9,490,272
[a]Maryland State EDC Revenue, Chesapeake Bay Conference Center Project, senior lien, Refunding,
Series A, 5.00%, 12/01/16	2,500,000	1,125,000
Series A, 5.00%, 12/01/31	10,000,000	4,500,000
Series B, 5.00%, 12/01/16	400,000	180,000
Series B, 5.25%, 12/01/31	2,000,000	900,000
Maryland State Health and Higher Educational Facilities Authority Revenue,
Anne Arundel Health System Issue, Series A, Pre-Refunded, 6.75%, 7/01/39	3,000,000	3,751,620
Edenwald Issue, Series A, 5.40%, 1/01/37	1,200,000	1,231,320
Washington County Hospital Issue, 6.00%, 1/01/43	6,000,000	6,331,560
		49,192,605
Massachusetts 1.2%
Massachusetts Bay Transportation Authority Revenue,
Assessment, Refunding, Series A, 4.00%, 7/01/37	15,000,000	15,555,750
General Transportation System, Series A, 7.00%, 3/01/21	775,000	952,056
General Transportation System, Series A, ETM, 7.00%, 3/01/21	735,000	792,506
Massachusetts State Development Finance Agency Revenue,
Berkshire Retirement Community Issue, first mortgage, 5.60%, 7/01/19	585,000	585,755
Berkshire Retirement Community Issue, first mortgage, 5.625%, 7/01/29	1,620,000	1,621,361
North Hill Communities Issue, Series A, 6.25%, 11/15/28	2,250,000	2,491,942
North Hill Communities Issue, Series A, 6.25%, 11/15/33	2,000,000	2,177,060
North Hill Communities Issue, Series A, 6.50%, 11/15/43	4,125,000	4,510,894
Massachusetts State Development Finance Agency Solid Waste Disposal Revenue, Mandatory Put 5/01/19, Pre-Refunded,
5.75%, 12/01/42	3,700,000	4,445,883
Massachusetts State Educational Financing Authority Education Loan Revenue, Refunding, Series K, 5.25%, 7/01/29	10,000,000	10,809,900
Massachusetts State Port Authority Special Facilities Revenue, ConRAC Project, Series A, 5.125%, 7/01/41	10,340,000	11,230,688
Massachusetts State Special Obligation Dedicated Tax Revenue, Refunding, NATL RE, FGIC Insured, 5.50%, 1/01/34	35,000,000	44,063,600
		99,237,395
Michigan 5.4%
Detroit City School District GO, School Building and Site Improvement, Series A, AGMC Insured, 6.00%, 5/01/29	15,900,000	18,638,934
Detroit GO, Distribution State Aid, 5.25%, 11/01/35	23,000,000	25,325,070

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
Detroit Sewage Disposal System Revenue, second lien,
Series A, NATL Insured, 5.00%, 7/01/35	25,750,000	25,890,337
Series B, Assured Guaranty, 5.00%, 7/01/36	10,000,000	10,180,200
Series B, NATL Insured, 5.00%, 7/01/36	3,000,000	3,042,570
Series B, NATL RE, FGIC Insured, 5.50%, 7/01/29	5,000,000	5,925,950
Detroit Water and Sewerage Department Sewage Disposal System Revenue, senior lien, Refunding, Series A, 5.25%,
7/01/39	12,000,000	12,955,560
Detroit Water Supply System Revenue,
Refunding, Series D, NATL Insured, 5.00%, 7/01/33	20,430,000	20,883,137
second lien, Refunding, Series C, AGMC Insured, 5.00%, 7/01/33	11,000,000	11,199,980
Ecorse City GO, Financial Recovery, Dedicated Tax, 6.50%, 11/01/35	5,215,000	5,588,759
Garden City Hospital Finance Authority Hospital Revenue, Garden City Hospital Obligated Group, Series A, Pre-Refunded,
5.00%, 8/15/38	5,250,000	5,846,715
Michigan State Building Authority Revenue, Facilities Program, Refunding,
Series I, 6.00%, 10/15/38	6,000,000	6,886,200
Series II-A, 5.375%, 10/15/41	10,000,000	11,363,900
Michigan State Finance Authority Limited Obligation Revenue, Higher Education, Thomas M. Cooley Law School Project,
Refunding,
6.00%, 7/01/24	3,000,000	3,087,870
6.75%, 7/01/44	5,505,000	5,712,814
Michigan State Finance Authority Revenue,
Hospital, Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/39	27,600,000	30,672,984
Local Government Loan Program, Refunding, senior lien, Series C-1, 5.00%, 7/01/44	10,000,000	10,468,000
Local Government Loan Program, Refunding, senior lien, Series C-3, AGMC Insured, 5.00%, 7/01/32	10,000,000	11,082,600
Local Government Loan Program, Refunding, senior lien, Series C-3, AGMC Insured, 5.00%, 7/01/33	3,000,000	3,312,030
Local Government Loan Program, Refunding, senior lien, Series D-1, AGMC Insured, 5.00%, 7/01/37	5,000,000	5,444,250
Local Government Loan Program, Refunding, senior lien, Series D-4, 5.00%, 7/01/29	11,000,000	12,032,680
Local Government Loan Program, Refunding, senior lien, Series D-4, 5.00%, 7/01/30	9,000,000	9,807,210
Local Government Loan Program, Refunding, senior lien, Series D-4, 5.00%, 7/01/34	10,000,000	10,772,400
Local Government Loan Program, senior lien, Series C-6, 5.00%, 7/01/33	10,000,000	10,788,900
School District of the City of Detroit, Refunding, 5.50%, 6/01/21	10,000,000	11,496,000
Michigan State Hospital Finance Authority Revenue,
Marquette General Hospital Obligated Group, Series A, Pre-Refunded, 5.00%, 5/15/34	6,000,000	6,130,020
MidMichigan Obligated Group, Series A, 6.125%, 6/01/34	4,065,000	4,727,189
Oakwood Obligated Group, Refunding, Series A, 5.00%, 7/15/37	3,680,000	3,846,778
Trinity Health Credit Group, Refunding, Series C, 5.00%, 12/01/34	28,860,000	32,033,446
Michigan Tobacco Settlement Finance Authority Revenue, Tobacco Settlement Asset-Backed, Senior Series A, 6.00%,
6/01/34	2,500,000	2,157,850
6/01/48	10,000,000	8,232,000
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital Obligated Group,
Refunding, Series D, 5.00%, 9/01/39	38,860,000	42,756,881
Refunding, Series W, 6.00%, 8/01/39	33,120,000	36,967,550
Series V, Pre-Refunded, 8.25%, 9/01/39	20,000,000	25,451,200
Wayne County Airport Authority Revenue, Detroit Metropolitan Wayne County Airport, Series B, BAM Insured, 5.00%,
12/01/39	5,500,000	6,205,595
		456,913,559
Minnesota 0.4%
Minneapolis Health Care System Revenue, Fairview Health Services, Series A,
6.625%, 11/15/28	11,000,000	12,895,410
6.75%, 11/15/32	6,250,000	7,351,250
Minnesota Agricultural and Economic Development Board Revenue, Health Care System, Fairview Health Services,
Refunding, Series A, 6.375%, 11/15/29	175,000	175,703
St. Paul Housing and RDA Hospital Facility Revenue, HealthEast Project, 6.00%, 11/15/35	10,000,000	10,381,200
		30,803,563
Mississippi 0.8%
Lowndes County Solid Waste Disposal and PCR, Weyerhaeuser Co. Project, Refunding, Series B, 6.70%, 4/01/22	18,875,000	23,620,930
Warren County Gulf Opportunity Zone Revenue, International Paper Co. Project, Series A,
5.50%, 9/01/31	20,000,000	21,636,400
6.50%, 9/01/32	10,000,000	11,509,800
5.80%, 5/01/34	7,000,000	8,020,950
		64,788,080
Missouri 0.7%
Missouri State Health and Educational Facilities Authority Health Facilities Revenue, Mercy Health, Series F, 5.00%,
11/15/45	25,000,000	27,574,750

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
Missouri State Joint Municipal Electric Utility Commission Power Project Revenue, Iatan 2 Project, Series A, 6.00%, 1/01/39	11,000,000	11,910,140
St. Louis Airport Revenue, Lambert-St. Louis International Airport, Series A-1,
6.25%, 7/01/29	7,000,000	8,113,840
6.625%, 7/01/34	3,000,000	3,569,250
St. Louis County IDA Senior Living Facilities Revenue, Friendship Village Chesterfield, 5.00%, 9/01/42	7,000,000	7,084,630
		58,252,610
Nevada 0.4%
Clark County ID Special Assessment,
Local ID No. 128, The Summerlin Centre, Series A, 5.00%, 2/01/26	1,320,000	1,158,709
Local ID No. 128, The Summerlin Centre, Series A, 5.05%, 2/01/31	1,035,000	862,497
Local ID No. 142, Mountain's Edge Local Improvement, Refunding, 5.00%, 8/01/21	1,535,000	1,673,534
Local ID No. 151, Summerlin-Mesa, 5.00%, 8/01/20	720,000	696,794
Local ID No. 151, Summerlin-Mesa, 5.00%, 8/01/25	2,345,000	2,128,697
Henderson GO, Refunding, Series A, 4.00%,
6/01/33	5,240,000	5,625,402
6/01/34	4,230,000	4,525,592
Henderson Local ID Special Assessment,
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 4.90%, 3/01/16	1,335,000	1,331,235
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 5.00%, 3/01/18	945,000	937,402
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 5.00%, 3/01/19	945,000	933,566
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 5.10%, 3/01/22	1,420,000	1,380,538
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 5.125%, 3/01/25	1,510,000	1,418,630
No. T-17, Limited Obligation Improvement, Madeira Canyon, 5.00%, 9/01/15	670,000	679,963
No. T-17, Limited Obligation Improvement, Madeira Canyon, 5.00%, 9/01/16	700,000	719,138
No. T-17, Limited Obligation Improvement, Madeira Canyon, 5.00%, 9/01/25	1,280,000	1,322,074
Overton Power District No. 5 Special Obligation Revenue, 8.00%, 12/01/38	7,500,000	8,687,325
		34,081,096
New Hampshire 0.2%
[b]New Hampshire Higher Educational and Health Facilities Authority Revenue, Hillcrest Terrace Issue, 7.50%, 7/01/24	11,350,000	11,354,767
New Hampshire State Business Finance Authority Revenue, Elliot Hospital Obligated Group, Series A, 6.125%, 10/01/39	5,000,000	5,592,200
		16,946,967
New Jersey 3.3%
Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding, Series A, 5.75%, 1/01/40	5,000,000	5,824,750
New Jersey EDA Revenue, Montclair State University Student Housing Project, Provident Group, Montclair Properties LLC,
Series A, 5.875%, 6/01/42	5,000,000	5,504,900
New Jersey EDA Special Facility Revenue, Continental Airlines Inc. Project,
4.875%, 9/15/19	17,010,000	18,007,977
5.125%, 9/15/23	19,800,000	21,314,898
5.25%, 9/15/29	37,900,000	40,358,573
New Jersey Health Care Facilities Financing Authority Revenue,
Capital Appreciation, St. Barnabas Health Care System Issue, Refunding, Series B, zero cpn., 7/01/33	57,680,000	23,183,899
Capital Appreciation, St. Barnabas Health Care System Issue, Refunding, Series B, zero cpn., 7/01/34	52,330,000	19,950,289
St. Joseph's Healthcare System Obligated Group Issue, 6.625%, 7/01/38	27,015,000	30,196,286
New Jersey State Transportation Trust Fund Authority Revenue,
Capital Appreciation, Transportation System, Series A, zero cpn., 12/15/35	6,000,000	2,167,440
Capital Appreciation, Transportation System, Series C, zero cpn., 12/15/31	23,650,000	10,826,970
Transportation Program, Series AA, 5.00%, 6/15/44	5,090,000	5,386,900
Transportation Program, Series AA, 5.00%, 6/15/44	6,590,000	7,021,909
Transportation System, Series A, 6.00%, 12/15/38	35,705,000	41,649,882
Transportation System, Series A, Pre-Refunded, 6.00%, 12/15/38	19,295,000	23,192,590
Transportation System, Series B, 5.25%, 6/15/36	10,000,000	10,957,800
Transportation System, Series D, 5.00%, 6/15/32	14,000,000	15,317,120
		280,862,183
New Mexico 1.9%
Farmington PCR, Public Service Co. of New Mexico, San Juan Project, Refunding,
Series B, 5.90%, 6/01/40	58,000,000	64,566,180
Series C, 5.90%, 6/01/40	18,435,000	20,522,026
Series D, 5.90%, 6/01/40	53,520,000	59,578,999
New Mexico State Hospital Equipment Loan Council First Mortgage Revenue, Haverland Carter Lifestyle Group, 5.00%,
7/01/42	4,000,000	4,022,400
New Mexico State Hospital Equipment Loan Council Hospital Revenue, St. Vincent Hospital, Series A, Radian Insured, Pre-
Refunded,
5.25%, 7/01/30	4,360,000	4,482,691

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)

5.00%, 7/01/35	3,470,000	3,562,614
		156,734,910
New York 4.2%
Long Island Power Authority Electric System Revenue, General, Refunding, Series A, 6.00%, 5/01/33	12,500,000	14,664,250
MAC for City of Troy Revenue, Capital Appreciation, Series C, NATL Insured, zero cpn.,
7/15/21	428,010	364,553
1/15/22	649,658	543,225
MTA Revenue, Transportation,
Refunding, Series D, 5.00%, 11/15/38	8,790,000	9,845,679
Refunding, Series D, 5.25%, 11/15/40	10,000,000	11,148,400
Series A, 5.00%, 11/15/41	15,500,000	17,053,565
Series E, 5.00%, 11/15/33	10,000,000	11,399,400
Sub Series D-1, 5.00%, 11/15/39	15,000,000	16,930,350
New York City GO,
Refunding, Series H, 6.25%, 8/01/15	5,000	5,022
Refunding, Series H, 6.125%, 8/01/25	5,000	5,021
Series F, 7.50%, 2/01/21	5,000	5,026
Series G, 7.50%, 2/01/22	5,000	5,026
New York City HDC, MFMR, 8 Spruce Street, Class F, 4.50%, 2/15/48	7,500,000	7,666,425
New York City IDA Civic Facility Revenue, Amboy Properties Corp. Project, Refunding, 6.75%, 6/01/20	4,275,000	4,274,915
New York City IDA Special Facility Revenue,
American Airlines Inc., JFK International Airport Project, 7.625%, 8/01/25	31,860,000	34,962,527
American Airlines Inc., JFK International Airport Project, 7.75%, 8/01/31	15,000,000	16,417,950
British Airways PLC Project, 7.625%, 12/01/32	15,550,000	15,627,284
New York City Municipal Water Finance Authority Water and Sewer System Revenue, Refunding, Series EE, 5.00%, 6/15/47	20,350,000	22,680,075
New York Liberty Development Corp. 3 World Trade Center Project, Class 2, Refunding, 5.375%, 11/15/40	10,000,000	10,450,400
New York Liberty Development Corp. Liberty Revenue, Second Priority, Bank of America Tower at One Bryant Park Project,
Class 3, Refunding, 6.375%, 7/15/49	18,500,000	21,063,915
New York Liberty Development Corp. Revenue, Goldman Sachs Headquarters Issue, 5.25%, 10/01/35	65,000,000	77,951,250
New York State Dormitory Authority Revenues, Non-State Supported Debt, Orange Regional Medical Center,
6.125%, 12/01/29	16,000,000	17,164,320
6.25%, 12/01/37	30,000,000	31,776,300
Niagara County Tobacco Asset Securitization Corp., Asset Backed, 4.00%, 5/15/29	4,500,000	4,536,630
The Port Authority of New York and New Jersey Special Project Revenue, Continental Airlines Inc., Eastern Project, La
Guardia, 9.125%, 12/01/15	9,840,000	9,839,606
		356,381,114
North Carolina 0.8%
Albemarle Hospital Authority Health Care Facilities Revenue, Pre-Refunded, 5.25%, 10/01/27	4,500,000	5,080,365
Columbus County Industrial Facilities and PCFA Revenue,
Environmental Improvement, International Paper Co. Projects, Series A, 6.25%, 11/01/33	1,300,000	1,509,599
International Paper Co. Projects, Recovery Zone Facility Bonds, Series B, 6.25%, 11/01/33	4,000,000	4,644,920
North Carolina Medical Care Commission Health Care Facilities Revenue,
Duke University Health System, Series A, 5.00%, 6/01/42	15,000,000	16,860,900
Pennybyrn at Maryfield Project, Series A, 5.75%, 10/01/23	3,625,000	3,659,111
Pennybyrn at Maryfield Project, Series A, 6.00%, 10/01/23	2,500,000	2,528,525
Pennybyrn at Maryfield Project, Series A, 5.65%, 10/01/25	2,000,000	2,013,980
Pennybyrn at Maryfield Project, Series A, 6.125%, 10/01/35	21,750,000	21,893,332
North Carolina Medical Care Commission Retirement Facilities Revenue,
First Mortgage Galloway Ridge, Refunding, Series A, 5.25%, 1/01/41	2,720,000	2,767,029
The United Methodist Retirement Homes Project, first mortgage, Refunding, Series C, 5.25%, 10/01/24	920,000	930,341
The United Methodist Retirement Homes Project, first mortgage, Refunding, Series C, 5.50%, 10/01/32	1,600,000	1,614,176
		63,502,278
Ohio 1.9%
American Municipal Power-Ohio Inc. Revenue, Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/38	22,285,000	24,094,542
Bowling Green Student Housing Revenue, CFP I LLC, State University Project, 6.00%, 6/01/45	12,500,000	13,504,750
Buckeye Tobacco Settlement Financing Authority Revenue, Asset-Backed, Senior Current Interest Turbo Term Bond, Series
A-2, 5.75%, 6/01/34	5,000,000	4,024,050
Butler County Hospital Facilities Revenue, UC Health, 5.50%, 11/01/40	10,000,000	11,115,700
Fairfield County Hospital Revenue, Improvement, Medical Centre Project, Refunding, 5.00%, 6/15/43	10,000,000	10,473,600
Hamilton County Healthcare Revenue, Life Enriching Communities Project, Series A,
6.50%, 1/01/41	4,970,000	5,747,407
6.625%, 1/01/46	2,500,000	2,885,850
Little Miami Local School District GO, School Improvement, Refunding, 6.875%, 12/01/34	5,825,000	6,482,293
Miami County Hospital Facilities Revenue, Upper Valley Medical Center, Refunding and Improvement, 5.25%, 5/15/26	2,750,000	2,884,750

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
Ohio State Air Quality Development Authority Revenue, Environmental Improvement, Buckeye Power Inc. Project, 6.00%,
12/01/40	15,000,000	16,517,850
Ohio State Turnpike Commission Revenue, junior lien, Series A-3, zero cpn. to 2/14/23, 5.75% thereafter, 2/15/35	35,000,000	28,839,300
Scioto County Hospital Facilities Revenue, Southern Ohio Medical Center, Refunding, 5.75%, 2/15/38	17,000,000	18,633,360
Southeastern Port Authority Hospital Facilities Revenue, Memorial Health System Obligated Group Project, Refunding and
Improvement, 6.00%, 12/01/42	12,000,000	12,360,360
		157,563,812
Oklahoma 0.1%
Oklahoma Development Finance Authority Continuing Care Retirement Revenue, Inverness Village Community, Refunding,
5.75%, 1/01/37	5,000,000	5,169,300

Oregon 0.3%
Multnomah County Hospital Facilities Authority Revenue, Mirabella South Waterfront Project, Refunding, Series A,
5.40%, 10/01/44	3,000,000	3,129,960
5.50%, 10/01/49	5,500,000	5,698,110
Oregon Health and Science University Revenue, Series A, 5.75%, 7/01/39	5,000,000	5,775,950
Salem Hospital Facility Authority Revenue, Capital Manor Inc., Refunding,
5.00%, 5/15/22	1,000,000	1,082,600
5.75%, 5/15/27	1,000,000	1,098,250
5.625%, 5/15/32	1,000,000	1,067,910
6.00%, 5/15/42	3,100,000	3,369,018
6.00%, 5/15/47	2,000,000	2,147,480
		23,369,278
Pennsylvania 1.2%
Allegheny County Higher Education Building Authority University Revenue, Carlow University Project, Refunding,
6.75%, 11/01/31	1,215,000	1,381,953
7.00%, 11/01/40	2,000,000	2,273,720
Commonwealth Financing Authority Revenue, Series B, 5.00%, 6/01/42	12,000,000	13,070,280
Delaware County IDAR, Resource Recovery Facility, Refunding, Series A, 6.20%, 7/01/19	11,805,000	11,819,166
Lancaster County Hospital Authority Revenue, Brethren Village Project, Series A,
6.375%, 7/01/30	1,000,000	1,049,080
6.50%, 7/01/40	3,000,000	3,132,480
Northampton County General Purpose Authority Hospital Revenue, St. Luke's Hospital Project, Series A, 5.50%, 8/15/40	15,000,000	16,259,550
Pennsylvania State Turnpike Commission Turnpike Revenue,
Capital Appreciation, Series C, AGMC Insured, zero cpn. to 6/01/16, 6.25% thereafter, 6/01/33	5,000,000	5,857,050
Motor License Fund Enhanced Turnpike, Subordinate Special, Series B-2, zero cpn. to 11/30/28, 5.75% thereafter,
12/01/37	20,000,000	11,549,200
Motor License Fund Enhanced Turnpike, Subordinate Special, Series B-2, zero cpn. to 12/01/28, 5.875% thereafter,
12/01/40	25,075,000	14,188,689
sub. bond, Series B, 5.75%, 6/01/39	20,000,000	22,610,800
		103,191,968
Rhode Island 0.2%
Rhode Island State Health and Educational Building Corp. Revenue, Hospital Financing,
Care New England Issue, Refunding, Series A, 6.00%, 9/01/33	7,320,000	7,918,922
Lifespan Obligated Group Issue, Refunding, NATL Insured, 5.75%, 5/15/23	405,000	406,438
Lifespan Obligated Group Issue, Series A, 7.00%, 5/15/39	8,200,000	9,578,994
Tobacco Settlement FICO Revenue, Asset-Backed, Series B, zero cpn., 6/01/52	90,000,000	1,807,200
		19,711,554
South Carolina 1.0%
SCAGO Educational Facilities Corp. for Calhoun School District Revenue, School District of Calhoun County Project, Radian
Insured, 5.00%, 12/01/26	7,540,000	7,786,935
SCAGO Educational Facilities Corp. for Williamsburg School District Revenue, School District of Williamsburg County
Project, Refunding, Radian Insured, 5.00%, 12/01/31	2,000,000	2,046,440
South Carolina Jobs EDA Student Housing Revenue, Coastal Housing Foundation LLC Project, Series A, 6.50%, 4/01/42	10,000,000	11,498,400
South Carolina State Public Service Authority Revenue, Series B, Refunding, 5.125%, 12/01/43	52,890,000	59,169,630
		80,501,405
Tennessee 1.0%
Johnson City Health and Educational Facilities Board Hospital Revenue, Mountain States Health Alliance, Capital
Appreciation, first mortgage, Refunding, Series A, NATL Insured, zero cpn.,
7/01/27	19,365,000	10,782,432
7/01/28	19,400,000	10,256,004
7/01/29	19,365,000	9,685,017
7/01/30	19,370,000	9,057,025

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
Knox County Health Educational and Housing Facility Board Hospital Revenue, Covenant Health, Refunding and
Improvement, Series A, zero cpn.,
1/01/37	12,760,000	4,055,383
1/01/39	13,755,000	3,885,375
Knox County Health Educational and Housing Facility Board Revenue, University Health System Inc., Refunding, 5.25%,
4/01/36	23,475,000	24,400,619
Memphis-Shelby County Airport Authority Airport Revenue, Refunding, Series B, 5.75%,
7/01/23	5,000,000	5,875,150
7/01/24	3,500,000	4,108,615
		82,105,620
Texas 7.6%
Austin Convention Enterprises Inc. Convention Center Hotel Revenue, first tier, Refunding, Series B, 5.75%, 1/01/34	15,750,000	16,132,567
Brazos County Health Facilities Development Corp. Franciscan Services Corp. Revenue, Obligated Group, St. Joseph
Regional Health Center, 5.50%, 1/01/38	5,250,000	5,658,712
Capital Area Cultural Education Facilities Finance Corp. Revenue, The Roman Catholic Diocese of Austin, Series B, 6.125%,
4/01/45	10,000,000	11,533,000
Central Texas Regional Mobility Authority Revenue,
Capital Appreciation, Refunding, zero cpn., 1/01/35	3,000,000	1,155,240
Capital Appreciation, Refunding, zero cpn., 1/01/37	2,500,000	858,575
Capital Appreciation, Refunding, zero cpn., 1/01/38	2,405,000	781,625
Capital Appreciation, Refunding, zero cpn., 1/01/39	2,545,000	782,257
senior lien, Refunding, 5.75%, 1/01/25	2,350,000	2,653,409
senior lien, Refunding, 5.75%, 1/01/31	2,500,000	2,856,925
senior lien, Refunding, 6.00%, 1/01/41	7,925,000	9,117,950
senior lien, Refunding, 6.25%, 1/01/46	24,340,000	27,974,692
Dallas/Fort Worth International Airport Revenue, Joint Improvement,
Series A, 5.00%, 11/01/42	12,000,000	13,325,160
Series A, 5.00%, 11/01/45	50,000,000	54,166,500
Series B, 5.00%, 11/01/44	11,385,000	12,457,125
El Paso Downtown Development Corp. Special Revenue, Downtown Ballpark Venue Project, Series A, 7.25%, 8/15/38	15,000,000	18,025,050
Fort Bend Grand Parkway Toll Road Authority Ltd. Contract Tax and Toll Road Revenue, sub. lien, 4.00%, 3/01/46	8,000,000	8,145,840
Grand Parkway Transportation Corp. System Toll Revenue,
First Tier Toll, Series A, 5.125%, 10/01/43	2,850,000	3,079,739
Series B, zero cpn. to 9/30/23, 5.80% thereafter, 10/01/45	10,000,000	7,337,600
Harris County Cultural Education Facilities Finance Corp. Revenue, first mortgage, Brazos Presbyterian Homes Inc. Project,
Series B, 7.00%,
1/01/43	3,000,000	3,481,050
1/01/48	5,250,000	6,072,675
Harris County Health Facilities Development Corp. Hospital Revenue, Memorial Hermann Healthcare System, Series B, Pre-
Refunded, 7.25%, 12/01/35	13,500,000	16,831,935
Houston Airport System Revenue, United Airlines Inc. Terminal E Project, Refunding, 4.75%, 7/01/24	10,000,000	10,789,800
Lufkin Health Facilities Development Corp. Revenue, Memorial Health System of East Texas, Refunding and Improvement,
6.25%, 2/15/37	5,000,000	5,704,350
Matagorda County Navigation District No. 1 PCR, Central Power and Light Co. Project, Refunding, Series A, 6.30%,
11/01/29	10,000,000	11,506,100
Mesquite Health Facilities Development Corp. Revenue, Christian Care Centers Inc. Project, Refunding, 5.00%, 2/15/36	1,000,000	1,016,150
Mesquite Health Facilities Development Corp., Christian Care Centers Inc. Project, Refunding, 5.125%, 2/15/42	1,750,000	1,778,105
New Hope Cultural Education Facilities Finance Corp. First Mortgage Revenue, Morningside Ministries Project, 6.50%,
1/01/43	4,350,000	4,709,963
[d]New Hope Cultural Education Facilities Finance Corp. Retirement Facilities Revenue, Wesleyan Homes Inc. Project,
Refunding, 5.50%, 1/01/43	3,200,000	3,236,864
New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue, CHF-Stephenville LLC, Tarleton State
University Project, Series A, 6.00%, 4/01/45	3,000,000	3,387,210
North Texas Tollway Authority Revenue,
Special Projects System, Capital Appreciation, first tier, Refunding, Series I, zero cpn. to 1/01/15, 6.50% thereafter,
1/01/43	25,000,000	30,742,000
Special Projects System, Capital Appreciation, Series B, zero cpn., 9/01/37	7,500,000	2,412,900
Special Projects System, Capital Appreciation, Series C, zero cpn. to 9/01/21, 6.75% thereafter, 9/01/45	25,000,000	24,186,250
Special Projects System, Capital Appreciation, Series C, zero cpn. to 9/01/23, 7.00% thereafter, 9/01/43	10,000,000	8,955,900
System, first tier, Refunding, Series A, 5.625%, 1/01/33	1,000,000	1,105,770
System, first tier, Refunding, Series A, 6.25%, 1/01/39	12,500,000	14,580,875
System, first tier, Refunding, Series A, 5.75%, 1/01/48	30,000,000	33,133,200
System, first tier, Refunding, Series B, 5.00%, 1/01/38	10,000,000	10,831,600
System, first tier, Refunding, Series B, 5.75%, 1/01/40	11,680,000	12,936,651
System, first tier, Refunding, Series K, Sub Series K-2, 6.00%, 1/01/38	15,000,000	17,104,200

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
System, second tier, Refunding, Series F, 5.75%, 1/01/38	20,000,000	22,189,600
Red River Health Facilities Development Corp. First Mortgage Revenue,
Eden Home Project, 7.25%, 12/15/42	11,000,000	10,637,550
Wichita Falls Retirement Foundation Project, Refunding, 5.50%, 1/01/32	1,500,000	1,584,420
Wichita Falls Retirement Foundation Project, Refunding, 5.125%, 1/01/41	2,000,000	2,025,360
San Antonio Public Facilities Corp. Lease Revenue, Refunding and Improvement, Convention Center Refinancing and
Expansion Project, 4.00%,
9/15/33	7,910,000	8,144,452
9/15/35	4,365,000	4,437,896
9/15/42	41,000,000	41,052,480
Tarrant County Cultural Education Facilities Finance Corp. Revenue, Texas Health Resources System, Refunding, 5.00%,
11/15/40	15,225,000	16,681,576
Texas State Municipal Gas Acquisition and Supply Corp. III Gas Supply Revenue, 5.00%,
12/15/30	25,000,000	27,422,500
12/15/31	24,500,000	26,766,740
12/15/32	10,000,000	10,881,700
Texas State Transportation Commission Turnpike System Revenue, first tier, Refunding, Series A, 5.00%, 8/15/41	5,000,000	5,400,500
Texas State Turnpike Authority Central Turnpike System Revenue, Capital Appreciation, AMBAC Insured, zero cpn., 8/15/32	51,000,000	17,714,850
Tyler Health Facilities Development Corp. Hospital Revenue,
East Texas Medical Center Regional Healthcare System Project, Refunding and Improvement, Series A, 5.375%,
11/01/37	8,000,000	8,292,480
Mother Frances Hospital Regional Health Care Center Project, Series B, 5.00%, 7/01/37	2,500,000	2,570,450
Wood County Central Hospital District Hospital Revenue, East Texas Medical Center Quitman Project, 6.00%, 11/01/41	9,350,000	10,379,715
		636,727,783
Virginia 0.8%
Norfolk EDA Health Care Facilities Revenue, Sentara Healthcare, Refunding, Series B, 5.00%, 11/01/43	17,575,000	19,614,052
Tobacco Settlement FICO Revenue,
Asset-Backed, Pre-Refunded, 5.50%, 6/01/26	1,060,000	1,088,185
Capital Appreciation, Second Subordinate, Refunding, Series D, zero cpn., 6/01/47	50,000,000	1,144,000
Virginia Small Business Financing Authority Revenue, Elizabeth River Crossings OPCO LLC Project, senior lien,
6.00%, 1/01/37	8,000,000	9,104,000
5.50%, 1/01/42	35,790,000	39,317,462
		70,267,699
Washington 2.6%
FYI Properties Lease Revenue, Washington State District Project, 5.50%,
6/01/34	11,935,000	13,766,426
6/01/39	16,250,000	18,668,000
Greater Wenatchee Regional Events Center Public Facilities District Revenue, Refunding, Series A, 5.50%, 9/01/42	3,150,000	3,320,132
Ocean Shores Local ID No. 1 Tax Allocation, 7.25%, 2/01/31	13,515,000	17,066,066
Skagit County Public Hospital District No. 1 Revenue, Skagit Valley Hospital, 5.75%,
12/01/32	2,000,000	2,185,200
12/01/35	5,355,000	5,829,292
[b]Washington State Economic Development Finance Authority Environmental Facilities Revenue, Coalview Centralia LLC
Project, 9.50%, 8/01/25	14,000,000	14,741,440
Washington State GO,
Motor Vehicle Fuel Tax, Series B-1, 4.00%, 8/01/42	19,530,000	19,982,510
Various Purpose, Series A, 4.00%, 8/01/36	19,290,000	19,880,081
Washington State Health Care Facilities Authority Revenue,
Central Washington Health Services Assn., 7.00%, 7/01/39	8,500,000	9,755,790
Fred Hutchinson Cancer Research Center, Refunding, Series A, 6.00%, 1/01/33	7,500,000	8,510,475
Kadlec Medical Center, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 12/01/30	4,000,000	4,361,800
Providence Health and Services, Refunding, Series A, 5.00%, 10/01/42	19,725,000	21,777,386
Providence Health and Services, Refunding, Series D, 5.00%, 10/01/38	18,000,000	20,228,040
Providence Health and Services, Series A, FGIC Insured, Pre-Refunded, 5.00%, 10/01/36	305,000	330,699
Virginia Mason Medical Center, Series B, ACA Insured, 6.00%, 8/15/37	30,000,000	32,871,900
Washington State Higher Education Facilities Authority Revenue, Whitworth University Project, Refunding, 5.625%, 10/01/40	5,235,000	5,626,212
		218,901,449
West Virginia 0.6%
County Commission of Harrison County Solid Waste Disposal Revenue, Allegheny Energy Supply Co. LLC Harrison Station
Project, Refunding, Series D, 5.50%, 10/15/37	14,745,000	15,148,571
Kanawha County Commission Student Housing Revenue, West Virginia University Foundation Project, 6.75%, 7/01/45	6,650,000	7,370,195

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)

Pleasants County PCR, County Commission, Series F, 5.25%, 10/15/37	24,250,000	24,982,592
		47,501,358
Wisconsin 0.6%
Wisconsin State General Fund Annual Appropriation Revenue, Series A, 6.00%, 5/01/33	15,000,000	17,680,650
Wisconsin State Health and Educational Facilities Authority Revenue,
Beaver Dam Community Hospitals Inc., Refunding, Series A, 5.25%, 8/15/34	5,000,000	5,241,450
Fort Healthcare Inc. Project, 5.75%, 5/01/24	5,000,000	5,009,700
Thedacare Inc., AMBAC Insured, 5.00%, 12/15/30	9,530,000	9,733,180
Thedacare Inc., Series A, 5.50%, 12/15/38	5,000,000	5,624,650
Wisconsin State Public Finance Authority Revenue, Adams-Columbia Electric Cooperative, Series A, NATL Insured, 5.50%,
12/01/40	6,755,000	7,592,417
		50,882,047
Wyoming 0.3%
Campbell County Solid Waste Facilities Revenue, Basin Electric Power Cooperative, Dry Fork Station Facilities, Series A,
5.75%, 7/15/39	5,500,000	6,134,810
West Park Hospital District Revenue, West Park Hospital Project, Series A, 7.00%, 6/01/40	5,500,000	6,525,365
Wyoming CDA Student Housing Revenue, CHF-Wyoming LLC, University of Wyoming Project,
6.25%, 7/01/31	600,000	683,700
6.50%, 7/01/43	1,600,000	1,810,512
Wyoming Municipal Power Agency Power Supply System Revenue, Series A,
5.50%, 1/01/28	1,350,000	1,503,171
5.50%, 1/01/33	2,360,000	2,612,780
5.50%, 1/01/38	2,810,000	3,090,607
5.375%, 1/01/42	2,750,000	2,993,842
		25,354,787
U.S. Territories 6.7%
Guam 1.3%
Guam Government Department of Education COP, John F. Kennedy High School Project, Series A,
6.625%, 12/01/30	5,065,000	5,650,311
6.875%, 12/01/40	4,000,000	4,463,160
Guam Government GO,
Refunding, Series A, 5.125%, 11/15/27	7,270,000	7,422,234
Refunding, Series A, 5.25%, 11/15/37	37,000,000	37,249,750
Series A, 6.00%, 11/15/19	8,000,000	8,781,760
Series A, 6.75%, 11/15/29	10,000,000	11,509,300
Series A, 7.00%, 11/15/39	15,000,000	17,425,950
Guam Government Waterworks Authority Water and Wastewater System Revenue,
5.625%, 7/01/40	4,000,000	4,493,960
Pre-Refunded, 6.00%, 7/01/25	4,000,000	4,131,760
Pre-Refunded, 5.875%, 7/01/35	8,000,000	8,257,760
		109,385,945
Northern Mariana Islands 0.1%
Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Senior Series A, 6.60%, 3/15/28	6,240,000	6,320,371
Puerto Rico 4.7%
Children's Trust Fund Tobacco Settlement Revenue, Asset-Backed, Refunding,
5.50%, 5/15/39	11,500,000	10,950,875
5.625%, 5/15/43	4,000,000	3,770,400
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A,
5.50%, 7/01/26	4,450,000	3,380,576
5.75%, 7/01/28	7,125,000	5,394,124
5.50%, 7/01/39	24,830,000	17,706,273
5.75%, 7/01/41	15,000,000	10,846,950
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/42	26,990,000	13,497,429
Series A, 7.25%, 7/01/30	25,000,000	12,883,000
Series A, 6.75%, 7/01/36	29,750,000	15,326,605
Series A, 7.00%, 7/01/43	5,000,000	2,575,500
Series WW, 5.50%, 7/01/38	16,355,000	8,425,769
Series XX, 5.75%, 7/01/36	8,620,000	4,441,024
Series XX, 5.25%, 7/01/40	59,030,000	30,409,895
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Revenue,
Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	11,865,000	11,337,601

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Series S, 6.00%, 7/01/41	15,000,000	10,686,600
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B, 5.50%, 8/01/31	93,125,000	49,198,869
Puerto Rico Sales Tax FICO Sales Tax Revenue,
Capital Appreciation, first subordinate, Series A, zero cpn., 8/01/33	12,150,000	2,414,083
Capital Appreciation, first subordinate, Series A, zero cpn., 8/01/34	4,000,000	749,720
Capital Appreciation, first subordinate, Series A, zero cpn., 8/01/36	17,800,000	2,716,280
Capital Appreciation, first subordinate, Series A, zero cpn. to 8/01/16, 6.75% thereafter, 8/01/32	60,970,000	45,779,934
Capital Appreciation, first subordinate, Series A, zero cpn. to 8/01/19, 6.25% thereafter, 8/01/33	36,500,000	20,790,035
Capital Appreciation, Sub Series A, zero cpn., 8/01/34	59,465,000	11,145,525
first subordinate, Series A, 5.50%, 8/01/42	61,560,000	45,752,008
first subordinate, Series A, 6.00%, 8/01/42	32,365,000	25,281,920
first subordinate, Series A, 6.50%, 8/01/44	14,750,000	12,068,892
first subordinate, Series C, 5.50%, 8/01/40	25,000,000	18,861,250
		396,391,137
U.S. Virgin Islands 0.6%
Virgin Islands PFAR,
senior lien, Capital Projects, Series A-1, 5.00%, 10/01/24	555,000	612,659
senior lien, Refunding, Series B, 5.00%, 10/01/25	1,500,000	1,649,415
sub. lien, Refunding, Series C, 5.00%, 10/01/19	9,145,000	10,231,334
sub. lien, Refunding, Series C, 5.00%, 10/01/22	10,000,000	11,005,600
Virgin Islands Matching Fund Loan Note, Diageo Project, Series A, 6.625%, 10/01/29	18,380,000	21,183,134
Virgin Islands Matching Fund Loan Note, Working Capital, sub. lien, Refunding, Series B, 5.25%, 10/01/29	5,750,000	6,371,920
		51,054,062
Total U.S. Territories		563,151,515
Total Municipal Bonds before Short Term Investments (Cost $7,234,739,701)		7,934,384,176
Short Term Investments 2.0%
Municipal Bonds 2.0%
Connecticut 0.2%
[e]Connecticut State Health and Educational Facilities Authority Revenue, Yale University Issue, Series V-1, Daily VRDN and
Put, 0.02%, 7/01/36	18,140,000	18,140,000
Florida 0.6%
[e]Gainesville City Utilities System Revenue, Refunding, Series B, Daily VRDN and Put, 0.04%, 10/01/42	50,270,000	50,270,000
Georgia 0.5%
[e]Burke County Development Authority PCR, Georgia Power Co. Plant Vogtle Project, Refunding, First Series, Daily VRDN
and Put, 0.04%, 7/01/49	41,720,000	41,720,000
Maryland 0.3%
[e]Montgomery County GO, Consolidated Public Improvement, BAN, Refunding, Series A, Daily VRDN and Put, 0.04%,
6/01/26	23,785,000	23,785,000
North Carolina 0.4%
[e]The Charlotte-Mecklenburg Hospital Authority Health Care Revenue, Carolinas HealthCare System, Series H, Daily VRDN
and Put, 0.04%, 1/15/45	29,485,000	29,485,000

Total Short Term Investments (Cost $163,400,000)		163,400,000
Total Investments (Cost $7,398,139,701) 96.4%		8,097,784,176
Other Assets, less Liabilities 3.6%		306,062,803
Net Assets 100.0%		$8,403,846,979

a Defaulted security or security for which income has been deemed uncollectible.
b Security has been deemed illiquid because it may not be able to be sold within seven days. At November 30, 2014, the aggregate value of these securities was $42,995,752, representing 0.51% of net assets.
c The bond pays interest and/or principal based upon the issuer's ability to pay, which may be less than the stated interest rate or principal paydown.
d Security purchased on a when-issued basis.
e Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)

ABBREVIATIONS

Selected Portfolio

ACA	-	American Capital Access Holdings Inc.
AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BAM	-	Build America Mutual Assurance Co.
BAN	-	Bond Anticipation Note
CDA	-	Community Development Authority/Agency
CDD	-	Community Development District
CDR	-	Community Development Revenue
CFD	-	Community Facilities District
COP	-	Certificate of Participation
EDA	-	Economic Development Authority
EDC	-	Economic Development Corp.
EDR	-	Economic Development Revenue
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
FICO	-	Financing Corp.
GO	-	General Obligation
HDC	-	Housing Development Corp.
HFAR	-	Housing Finance Authority Revenue
ID	-	Improvement District
IDA	-	Industrial Development Authority/Agency
IDAR	-	Industrial Development Authority Revenue
IDB	-	Industrial Development Bond/Board
IDBR	-	Industrial Development Board Revenue
MAC	-	Municipal Assurance Corp.
MFMR	-	Multi-Family Mortgage Revenue
MFR	-	Multi-Family Revenue
MTA	-	Metropolitan Transit Authority
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
PBA	-	Public Building Authority
PCC	-	Pollution Control Corp.
PCFA	-	Pollution Control Financing Authority
PCR	-	Pollution Control Revenue
PFA	-	Public Financing Authority
PFAR	-	Public Financing Authority Revenue
RDA	-	Redevelopment Agency/Authority
UHSD	-	Unified/Union High School District
USD	-	Unified/Union School District
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited)

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 96.9%
Alabama 4.7%
Birmingham Airport Authority Airport Revenue, AGMC Insured, 5.50%, 7/01/40	$20,000,000	$22,245,800
Birmingham Waterworks Board Water Revenue, Series A, Assured Guaranty, 5.25%, 1/01/39	5,000,000	5,583,300
Chatom IDB Gulf Opportunity Zone Revenue, PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty,
5.00%,
8/01/30	5,250,000	5,915,017
8/01/37	5,000,000	5,511,400
Houston County Health Care Authority Revenue, Series A, AMBAC Insured, 5.125%,
10/01/24	5,855,000	5,966,245
10/01/25	6,065,000	6,161,615
Leeds Public Educational Building Authority Educational Facilities Revenue, Assured Guaranty, 5.125%, 4/01/38	10,865,000	11,533,849
Limestone County Water and Sewer Authority Water Revenue, AMBAC Insured, 5.00%, 12/01/35	9,100,000	9,448,985
Orange Beach Water Sewer and Fire Protection Authority Revenue, NATL Insured, Pre-Refunded, 5.00%, 5/15/35	3,665,000	3,745,264
Pell City GO, wts.,
Refunding, XLCA Insured, 5.00%, 2/01/24	995,000	1,034,919
XLCA Insured, 5.00%, 2/01/34	5,195,000	5,286,848
XLCA Insured, Pre-Refunded, 5.00%, 2/01/24	25,000	26,352
Phenix City Water and Sewer Revenue, wts., Series A, AGMC Insured, 5.00%, 8/15/40	8,090,000	8,958,381
Tuscaloosa Public Educational Building Authority Student Housing Revenue, Ridgecrest Student Housing LLC, University of
Alabama Ridgecrest Residential Project, Assured Guaranty, 6.75%, 7/01/38	5,000,000	5,823,550
University of Alabama at Birmingham Hospital Revenue, Refunding, Series A, AMBAC Insured, 5.00%, 9/01/41	5,000,000	5,167,650
		102,409,175
Alaska 0.5%
Alaska Energy Authority Power Revenue, Bradley Lake Project, Refunding, NATL Insured, 6.25%, 7/01/21	5,000	5,019
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project, Assured Guaranty, 6.00%, 9/01/32	10,000,000	11,901,400
		11,906,419
Arizona 2.9%
Arizona State COP, Department of Administration,
Series A, AGMC Insured, 5.25%, 10/01/26	8,500,000	9,727,145
Series A, AGMC Insured, 5.25%, 10/01/28	10,000,000	11,379,600
Series A, AGMC Insured, 5.00%, 10/01/29	5,000,000	5,526,600
Series B, AGMC Insured, 5.00%, 10/01/27	8,000,000	9,025,600
Downtown Phoenix Hotel Corp. Revenue, Subordinate, Series B, NATL RE, FGIC Insured, 5.00%, 7/01/36	6,450,000	6,517,854
Maricopa County IDA Hospital System Revenue, Samaritan Health Services, Series A, NATL Insured, ETM, 7.00%, 12/01/16	300,000	312,858
Pima County Sewer System Revenue, Obligations, Assured Guaranty, 5.00%, 7/01/25	7,000,000	8,039,290
Tucson Water System Revenue, Series B, AGMC Insured, 5.00%, 7/01/32	12,000,000	13,093,080
		63,622,027
Arkansas 0.4%
Benton Regional Public Water Authority Water Revenue, Refunding and Improvement, XLCA Insured, Pre-Refunded, 5.00%,
10/01/35	5,230,000	5,875,800
Board of Trustees of the University of Arkansas Revenue, Various Facility, Fayetteville Campus, AMBAC Insured, 5.00%,
11/01/36	3,205,000	3,456,593
		9,332,393
California 10.3%
California State GO,
Refunding, AMBAC Insured, 5.00%, 2/01/33	1,250,000	1,254,625
Refunding, NATL Insured, 5.00%, 10/01/32	20,000	20,075
Various Purpose, AGMC Insured, 6.00%, 4/01/38	30,000,000	35,348,700
Various Purpose, Refunding, NATL Insured, 4.75%, 3/01/35	20,855,000	21,558,231
California State Public Works Board Lease Revenue, Various Capital Projects,
Series A, AGMC Insured, 5.00%, 4/01/28	13,030,000	14,768,984
Series A, AGMC Insured, 5.00%, 4/01/29	21,000,000	23,714,250
Series G, Sub Series G-1, Assured Guaranty, 5.25%, 10/01/24	5,000,000	5,882,600
California State University Revenue, Systemwide, Series A, AGMC Insured, 5.00%, 11/01/39	10,000,000	11,082,000
Colton Joint USD, GO, San Bernardino and Riverside Counties, Election of 2008, Series A, Assured Guaranty, 5.375%,
8/01/34	10,000,000	11,076,000
East Side UHSD Santa Clara County GO, Election of 2008, Series B, Assured Guaranty, 5.25%, 8/01/35	23,800,000	26,123,118
Los Angeles USD, GO, Election of 2004, Series H, AGMC Insured, 5.00%, 7/01/32	32,565,000	35,531,346
Montebello USD, GO, Election of 2004, Series A-1, Assured Guaranty, 5.25%, 8/01/34	5,000,000	5,566,300

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
Richmond Joint Powers Financing Authority Lease Revenue, Civic Center Project, Refunding, Assured Guaranty, 5.75%,
8/01/29	13,315,000	15,175,904
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Refunding, Series A, NATL Insured, 5.25%, 1/15/30	4,000,000	4,002,880
San Jose RDA Tax Allocation, Merged Area, Refunding, Series D, Assured Guaranty, 5.00%, 8/01/22	10,000,000	10,594,300
Val Verde USD, COP, School Construction Project,
Refunding, Series B, NATL RE, FGIC Insured, 5.00%, 1/01/35	1,680,000	1,684,099
Series B, FGIC Insured, Pre-Refunded, 5.00%, 1/01/35	820,000	823,124
		224,206,536
Colorado 3.1%
Colorado State Board of Governors University Enterprise System Revenue, Series A, NATL RE, FGIC Insured,
5.00%, 3/01/37	1,350,000	1,442,421
Pre-Refunded, 5.00%, 3/01/37	8,650,000	9,519,671
Colorado State Health Facilities Authority Revenue,
Catholic Health Initiatives, Series C-7, AGMC Insured, 5.00%, 9/01/36	20,000,000	21,475,400
Health Facility Authority, Hospital, Refunding, Series B, AGMC Insured, 5.25%, 3/01/36	10,000,000	11,128,500
Denver City and County Airport System Revenue, Series C, NATL Insured,
ETM, 6.125%, 11/15/25	3,590,000	4,663,518
Pre-Refunded, 6.125%, 11/15/25	4,410,000	4,422,789
Denver Convention Center Hotel Authority Revenue, senior bond, Refunding, XLCA Insured, 5.00%, 12/01/35	15,000,000	15,317,250
		67,969,549
Connecticut 0.3%
Connecticut State Health and Educational Facilities Authority Revenue, Child Care Facilities Program, Series G, Assured
Guaranty, 6.00%, 7/01/38	5,000,000	5,446,600

District of Columbia 1.0%
District of Columbia Hospital Revenue, Children's Hospital Obligated Group Issue, Sub Series 1, AGMC Insured, 5.45%,
7/15/35	18,770,000	20,700,119

Florida 6.2%
Brevard County Local Option Fuel Tax Revenue, NATL RE, FGIC Insured, 5.00%,
8/01/32	12,440,000	13,425,746
8/01/37	13,000,000	13,890,240
Broward County HFAR,
5.65%, 11/01/22	405,000	405,458
5.70%, 11/01/29	225,000	225,196
Broward County School Board COP, Master Lease Purchase Agreement, Series A, AGMC Insured, 5.00%, 7/01/30	2,000,000	2,042,900
Cape Coral Water and Sewer Revenue, AMBAC Insured, 5.00%, 10/01/36	2,000,000	2,116,380
Celebration CDD Special Assessment, Series B, NATL Insured, 5.50%, 5/01/19	85,000	85,297
Dade County HFA, MFMR, Siesta Pointe Apartments, Series A, AGMC Insured, 5.75%, 9/01/29	1,890,000	1,891,701
Deltona Utility System Revenue, Refunding, AGMC Insured, 5.125%, 10/01/39	5,000,000	5,588,050
Florida Gulf Coast University FICO Capital Improvement Revenue, Housing Project, Series A, NATL Insured, 5.00%, 2/01/37	10,000,000	10,585,300
Florida HFAR, Spinnaker Cove Apartments, Series G, AMBAC Insured, 6.50%, 7/01/36	1,600,000	1,601,344
Florida State Correctional Privatization Commission COP, Series B, AMBAC Insured, 5.00%, 8/01/25	2,000,000	2,006,980
Hernando County School Board COP, NATL Insured, 5.00%, 7/01/30	1,150,000	1,192,101
Hillsborough County School Board COP, Master Lease Program, Refunding, Series A, NATL Insured, 5.00%, 7/01/26	1,670,000	1,710,831
Indian Trail Water Control District Improvement Revenue, NATL Insured, 5.75%, 8/01/16	355,000	356,377
Lake County School Board COP, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/30	2,080,000	2,129,629
Lee County Airport Revenue, Refunding, AGMC Insured, 5.00%, 10/01/33	3,530,000	3,648,149
Lee Memorial Health System Hospital Revenue, Series A, AMBAC Insured, 5.00%,
4/01/32	1,460,000	1,535,555
4/01/37	11,000,000	11,470,470
Leon County COP, AMBAC Insured, 5.00%, 7/01/25	8,935,000	9,492,991
Maitland CDA Revenue, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/34	2,595,000	2,667,349
Martin County Health Facilities Authority Hospital Revenue, Martin Memorial Medical Center, AGMC Insured, 5.50%,
11/15/42	3,800,000	4,114,032
Miami Beach Water and Sewer Revenue, AMBAC Insured, 5.00%, 9/01/30	3,000,000	3,008,340
Miami-Dade County Aviation Revenue, Miami International Airport, Hub of the Americas,
Refunding, Series A, CIFG Insured, 5.00%, 10/01/38	1,625,000	1,657,890
Series B, NATL RE, FGIC Insured, 5.00%, 10/01/30	3,500,000	3,509,905
Miami-Dade County GO, Building Better Communities Program, NATL RE, FGIC Insured, 5.00%, 7/01/33	2,000,000	2,050,080
Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A, NATL Insured, 5.00%, 6/01/31	1,650,000	1,670,229
Miami-Dade County School Board COP, Master Lease Purchase Agreement, Series A, NATL RE, FGIC Insured, 5.00%,
5/01/25	5,000,000	5,461,450
Orange County Health Facilities Authority Hospital Revenue, Orlando Regional Healthcare System, Refunding, Series B,
AGMC Insured, 5.00%, 12/01/32	7,000,000	7,695,730

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
Pinellas County Sewer Revenue, AGMC Insured, 5.00%, 10/01/32	610,000	611,775
Polk County Public Facilities Revenue, NATL Insured, Pre-Refunded, 5.00%, 12/01/33	2,000,000	2,094,700
Port Orange GO, NATL Insured, 5.00%, 4/01/33	1,755,000	1,838,275
Port St. Lucie Utility System Revenue, NATL Insured, 5.00%, 9/01/34	8,420,000	8,433,640
Sumter County School District Revenue, Multi-District Loan Program, AGMC Insured, ETM, 7.15%, 11/01/15	245,000	260,094
Sunrise Utilities System Revenue,
AMBAC Insured, Pre-Refunded, 5.20%, 10/01/22	860,000	1,018,550
Refunding, AMBAC Insured, 5.20%, 10/01/22	1,140,000	1,307,318
University of Central Florida Athletics Assn. Inc. COP, Series A, NATL Insured, Pre-Refunded, 5.00%,
10/01/27	1,000,000	1,039,930
10/01/30	1,485,000	1,544,296
		135,384,278
Georgia 5.1%
Albany Dougherty Payroll Development Authority Revenue, Darton College Project, Assured Guaranty, 5.75%, 6/15/41	5,550,000	6,470,412
Atlanta Airport General Revenue, Series A, AGMC Insured, 5.00%, 1/01/40	9,215,000	10,228,097
Atlanta Water and Wastewater Revenue,
AGMC Insured, 5.00%, 11/01/37	15,000,000	15,036,000
Refunding, Series B, AGMC Insured, 5.375%, 11/01/39	23,000,000	25,890,410
Bulloch County Development Authority Student Housing Revenue, Georgia Southern University Housing Foundation Four,
Assured Guaranty, 5.25%, 7/01/33	14,825,000	16,453,230
Cherokee County Water and Sewerage Authority Revenue, NATL Insured, 6.90%, 8/01/18	15,000	15,067
Dahlonega Water and Wastewater Revenue, Series A, Assured Guaranty, 5.50%, 9/01/37	6,450,000	7,247,930
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate Foundation III LLC Project, Series A,
Assured Guaranty, 5.00%, 6/15/38	9,250,000	9,937,552
Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare System Inc. Project,
Refunding, AGMC Insured, 5.00%, 8/01/41	7,500,000	8,124,975
Savannah EDA Revenue, SSU Community Development I LLC Project, Series I, Assured Guaranty, 5.75%, 6/15/41	10,000,000	11,658,400
		111,062,073
Illinois 8.2%
Chicago Board of Education GO, Refunding, Series C, Assured Guaranty, 5.25%, 12/01/26	12,575,000	13,632,557
Chicago GO, Refunding, Series A, AGMC Insured, 5.00%,
1/01/28	29,885,000	31,667,640
1/01/29	13,345,000	14,090,452
1/01/30	6,200,000	6,537,528
Chicago O'Hare International Airport Revenue,
General, third lien, Series C, AGMC Insured, 5.25%, 1/01/35	26,635,000	28,992,197
Refunding, Series A, AGMC Insured, 5.00%, 1/01/28	24,915,000	27,464,552
Illinois State Finance Authority Revenue,
Edward Hospital, Series A, AMBAC Insured, 5.50%, 2/01/40	4,000,000	4,296,760
Southern Illinois HealthCare, AGMC Insured, 5.375%, 3/01/35	8,500,000	9,377,030
Illinois State GO,
AGMC Insured, 5.00%, 3/01/26	4,000,000	4,362,080
AGMC Insured, 5.00%, 3/01/27	11,500,000	12,464,620
Refunding, AGMC Insured, 5.00%, 1/01/23	10,000,000	10,994,600
Regional Transportation Authority Revenue, Series A, AMBAC Insured, 7.20%, 11/01/20	225,000	262,571
Saline Valley Conservancy District Waterworks Revenue, Saline Valley Conservancy District, Refunding, Series A, AMBAC
Insured, 5.00%, 1/01/41	7,000,000	7,258,090
St. Clair County School District No. 189 East St. Louis GO, Alternate Revenue Source, Refunding, AMBAC Insured, 5.125%,
1/01/28	7,135,000	7,400,636
		178,801,313
Indiana 0.6%
Indiana Health and Educational Facility Financing Authority Revenue, Sisters of St. Francis Health Services Inc. Obligated
Group, Refunding, Series E, AGMC Insured, 5.25%, 5/15/41	3,750,000	4,031,625
Indianapolis Local Public Improvement Bond Bank Revenue, Waterworks Project, Series A, Assured Guaranty, 5.50%,
1/01/38	8,650,000	9,642,761
		13,674,386
Kentucky 0.5%
Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project, Series A, NATL Insured, 5.00%,
9/01/37	10,000,000	10,788,600

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)

Louisiana 2.8%
Lafayette Public Trust Financing Authority Revenue, Ragin' Cajun Facilities, Housing and Package Project, Assured
Guaranty,
5.00%, 10/01/25	5,500,000	6,237,990
5.50%, 10/01/41	15,000,000	16,593,450
Louisiana Local Government Environmental Facilities and CDA Revenue,
LCTCS Facilities Corp. Project, Series B, Assured Guaranty, 5.00%, 10/01/26	2,750,000	3,127,795
Southeastern Louisiana University, Series A, AGMC Insured, 5.00%, 10/01/40	8,545,000	9,247,826
Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series C-2, Assured Guaranty, 6.75%, 6/01/26	21,000,000	24,716,160
		59,923,221
Maine 1.1%
Maine State Educational Loan Authority Student Loan Revenue, Supplemental Education Loan Program, Series A-3,
Assured Guaranty, 5.875%, 12/01/39	12,230,000	13,273,586
Portland Airport Revenue, General, AGMC Insured,
5.25%, 1/01/35	3,000,000	3,256,740
5.00%, 1/01/40	6,000,000	6,403,680
		22,934,006
Maryland 0.4%
Maryland State Health and Higher Educational Facilities Authority Revenue,
LifeBridge Health Issue, Refunding, Assured Guaranty, 5.00%, 7/01/34	9,000,000	9,395,280
University of Maryland Medical System Issue, Series B, NATL RE, FGIC Insured, 7.00%, 7/01/22	170,000	206,259
		9,601,539
Massachusetts 2.6%
Massachusetts State Development Finance Agency Revenue, Worcester Polytechnic Institute Issue, NATL Insured, 5.00%,
9/01/47	25,050,000	26,942,027
Massachusetts State Health and Educational Facilities Authority Revenue,
CareGroup Issue, Series A, NATL Insured, Pre-Refunded, 5.00%, 7/01/25	750,000	871,950
Emmanuel College Issue, NATL Insured, 5.00%, 7/01/37	21,685,000	22,522,908
Harvard Pilgrim Health Care Issue, Series A, AGMC Insured, 5.00%, 7/01/18	3,000,000	3,005,280
Simmons College Issue, Series C, NATL Insured, 5.125%, 10/01/28	4,260,000	4,275,123
		57,617,288
Michigan 6.2%
Detroit Sewage Disposal System Revenue, second lien, Series B, NATL Insured, 5.00%, 7/01/36	15,000,000	15,212,850
Detroit Water and Sewerage Department Sewage Disposal System Revenue, senior lien, Refunding, Series A, AGMC
Insured, 5.00%, 7/01/39	10,000,000	10,641,100
Detroit Water Supply System Revenue,
second lien, Series B, AGMC Insured, 7.00%, 7/01/36	5,000,000	5,642,300
senior lien, Series A, NATL Insured, 5.00%, 7/01/34	2,755,000	2,768,252
Jackson County Hospital Finance Authority Revenue, W.A. Foote Memorial Hospital, Refunding, Series C, Assured
Guaranty, 5.00%, 6/01/26	15,000,000	16,092,600
Michigan State Building Authority Revenue, Refunding, Series IA,
AGMC Insured, 5.00%, 10/15/36	28,895,000	30,529,590
NATL RE, FGIC Insured, 5.00%, 10/15/36	10,000,000	10,565,700
Michigan State Hospital Finance Authority Revenue,
Hospital, Sparrow Obligated Group, Refunding, NATL Insured, 5.00%, 11/15/36	13,000,000	13,087,620
Trinity Health Credit Group, Series A, 6.50%, 12/01/33	25,000,000	29,214,500
Michigan State Strategic Fund Limited Obligation Revenue, Detroit Edison Co. Pollution Control Bonds Project, Refunding,
Collateralized Series BB, AMBAC Insured, 7.00%, 5/01/21	250,000	316,930
		134,071,442
Minnesota 0.7%
Minneapolis-St. Paul Metropolitan Airports Commission Airport Revenue, sub. bond, Series A, AMBC Insured, Pre-
Refunded, 5.00%, 1/01/35	15,000,000	15,056,850
Minnesota Agricultural and Economic Development Board Revenue, Health Care System, Fairview Hospital and Healthcare
Services, Refunding, Series A, NATL Insured, 5.75%, 11/15/26	180,000	180,572
		15,237,422
Mississippi 0.5%
Mississippi Development Bank Special Obligation Revenue, Municipal Energy Agency, Series A, XLCA Insured, 5.00%,
3/01/36	10,915,000	11,171,066

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)

Missouri 1.1%
Bi-State Development Agency Missouri-Illinois Metropolitan District Mass Transit Sales Tax Revenue, Metrolink Cross
County Extension Project, Assured Guaranty, 5.00%, 10/01/39	6,000,000	6,490,500
Missouri State Health and Educational Facilities Authority Health Facilities Revenue, St. Luke's Health System, Series B,
AGMC Insured, 5.50%, 11/15/35	15,000,000	16,935,450
		23,425,950
Nebraska 0.1%
Lancaster County Hospital Authority Revenue, Bryan Memorial Hospital Project No. 1, NATL Insured, ETM, 6.70%, 6/01/22	2,115,000	2,588,654

Nevada 1.5%
Clark County GO, Series A, AMBAC Insured, 6.50%, 6/01/17	250,000	285,058
Clark County Passenger Facility Charge Revenue, Las Vegas, McCarran International Airport, Series A,
AGMC Insured, 5.25%, 7/01/42	5,000,000	5,442,500
Assured Guaranty, 5.25%, 7/01/39	20,000,000	21,848,200
Reno Hospital Revenue, Washoe Medical Center Project, Refunding, Series C, AGMC Insured, 5.375%, 6/01/39	5,000,000	5,538,650
		33,114,408
New Hampshire 0.3%
Manchester GARB, General, Refunding, Series A, AGMC Insured, 5.125%, 1/01/30	6,000,000	6,390,840

New Jersey 2.1%
New Jersey EDA Revenue,
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/29	3,450,000	3,465,007
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/34	21,250,000	21,324,587
Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28	4,000,000	4,008,520
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System, Series A,
6.00%, 12/15/38	9,620,000	11,221,730
Pre-Refunded, 6.00%, 12/15/38	5,380,000	6,466,760
New Jersey State Turnpike Authority Turnpike Revenue, Series C, AMBAC Insured,
6.50%, 1/01/16	35,000	37,309
ETM, 6.50%, 1/01/16	20,000	21,338
ETM, 6.50%, 1/01/16	15,000	15,995
Pre-Refunded, 6.50%, 1/01/16	75,000	75,941
		46,637,187
New York 5.5%
Hudson Yards Infrastructure Corp. Revenue, Series A, AGMC Insured, 5.00%, 2/15/47	16,475,000	17,802,720
MTA Revenue, Transportation, Series A, AGMC Insured, 5.00%, 11/15/33	20,000,000	21,988,000
New York City Municipal Water Finance Authority Water and Sewer System Revenue, Second General Resolution,
Refunding,
Series AA, 5.00%, 6/15/44	21,550,000	23,740,342
Series GG, 5.00%, 6/15/43	25,000,000	27,556,250
New York City Transitional Finance Authority Building Aid Revenue, Fiscal 2012, Series S-1, Sub Series S-1A, 5.25%,
7/15/37	25,000,000	28,545,500
		119,632,812
North Carolina 0.4%
Raleigh Combined Enterprise System Revenue, 5.00%, 3/01/40	7,915,000	8,848,179

North Dakota 1.5%
Cass County Health Care Facilities Revenue, Essentia Health Obligated Group, Series D, Assured Guaranty, 5.00%, 2/15/40	31,970,000	33,084,794

Ohio 3.1%
Cleveland Airport System Revenue, Refunding, Series A, AGMC Insured, 5.00%, 1/01/28	9,500,000	10,619,765
Hamilton County Healthcare Revenue, Christ Hospital Project, AGMC Insured, 5.00%, 6/01/42	22,500,000	24,216,075
Jefferson Area Local School District GO, School Facilities Construction and Improvement, NATL RE, FGIC Insured, Pre-
Refunded, 5.00%, 12/01/31	4,085,000	4,182,468
Ohio State Higher Educational Facility Commission Revenue, Summa Health System, 2010 Project, Refunding, Assured
Guaranty, 5.25%, 11/15/40	15,000,000	16,315,200
Ohio State Hospital Facility Revenue, University Hospital Health System, Refunding, Series A, AGMC Insured, 5.00%,
1/15/41	7,000,000	7,487,690
Reynoldsburg City School District GO, School Facilities Construction and Improvement, AGMC Insured, 5.00%, 12/01/31	4,000,000	4,009,560
		66,830,758
Oklahoma 0.0%†
McGee Creek Authority Water Revenue, NATL Insured, 6.00%, 1/01/23	280,000	314,908

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)

Oregon 0.2%
Medford Hospital Facilities Authority Revenue, Asante Health System, Series A, Assured Guaranty, 5.00%, 8/15/40	4,935,000	5,220,095

Pennsylvania 5.6%
Allegheny County Sanitary Authority Sewer Revenue, BAM Insured, 5.25%, 12/01/44	5,000,000	5,629,100
Bucks County Water and Sewer Authority Water System Revenue, AGMC Insured, 5.00%,
12/01/33	5,500,000	6,123,315
12/01/37	10,520,000	11,601,246
12/01/41	5,110,000	5,595,194
Delaware River Port Authority Revenue, Series D, AGMC Insured, 5.00%, 1/01/40	15,000,000	16,343,850
Lackawanna County GO, Series B, AGMC Insured, 5.00%, 9/01/35	7,500,000	7,775,850
Pennsylvania Convention Center Authority Revenue, Series A, FGIC Insured, ETM, 6.00%, 9/01/19	500,000	589,925
Pennsylvania State Public School Building Authority Lease Revenue, School District of Philadelphia Project, Refunding,
Series B, AGMC Insured, 4.75%, 6/01/30	6,000,000	6,336,720
Pennsylvania State Turnpike Commission Turnpike Revenue,
AGMC Insured, 6.00%, 12/01/41	10,000,000	10,766,000
Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.25%, 6/01/38	10,000,000	11,384,000
Series A, Assured Guaranty, 5.00%, 6/01/39	10,000,000	10,901,000
Philadelphia Gas Works Revenue, 1998 General Ordinance, Fourth Series, AGMC Insured, 5.00%, 8/01/32	4,000,000	4,008,160
Philadelphia Water and Wastewater Revenue, Series C, AGMC Insured, 5.00%, 8/01/40	7,000,000	7,693,070
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial Hospital, Series B, Assured Guaranty, Pre-
Refunded, 5.375%, 7/01/35	15,000,000	18,224,250
		122,971,680
Rhode Island 1.8%
Rhode Island State Clean Water Finance Agency Revenue, Cranston Wastewater Treatment System, NATL Insured, 5.80%,
9/01/22	7,785,000	7,793,953
Rhode Island State EDC Special Facility Revenue, first lien, Rhode Island Airport Corp. Project, CIFG Insured, 5.00%,
7/01/31	5,720,000	5,868,034
Rhode Island State Health and Educational Building Corp. Higher Education Facility Revenue, Board of Governors for Higher
Education, University of Rhode Island, Auxiliary Enterprise Issue, Series B, AGMC Insured, 5.00%,
9/15/30	7,535,000	8,350,438
9/15/35	4,500,000	4,926,825
9/15/40	10,270,000	11,153,733
Rhode Island State Health and Educational Building Corp. Revenue, Hospital Financing, Lifespan Obligated Group Issue,
Refunding, NATL Insured, 5.75%, 5/15/23	100,000	100,355
		38,193,338
South Carolina 2.3%
Piedmont Municipal Power Agency Electric Revenue, Refunding, NATL RE, FGIC Insured, 6.25%, 1/01/21	200,000	247,124
Richland County Hospital Facilities Revenue, Community Provider, Pooled Loan Program, Series A, AGMC Insured, ETM,
7.125%, 7/01/17	805,000	861,181
SCAGO Educational Facilities Corp. for Pickens School District Revenue, Installment Purchase, School District of Pickens
County Project, AGMC Insured, 5.00%, 12/01/31	17,800,000	19,088,898
South Carolina Jobs EDA Hospital Revenue, Palmetto Health, Refunding, Series A, AGMC Insured, 5.00%, 8/01/35	20,000,000	20,724,400
Spartanburg Water System Revenue, Assured Guaranty, 5.00%, 6/01/39	6,000,000	6,693,420
Woodruff Roebuck Water District Water System Revenue, Improvement, Refunding, AGMC Insured, 5.00%, 6/01/40	3,000,000	3,251,220
		50,866,243
South Dakota 0.2%
Brookings COP, Refunding, AMBAC Insured, 5.10%, 12/01/18	3,375,000	3,377,396
South Dakota Lease Revenue, Series A, AGMC Insured, 6.75%, 12/15/16	880,000	902,951
		4,280,347
Tennessee 0.4%
Johnson City Health and Educational Facilities Board Hospital Revenue, Johnson City Medical Center Hospital,
Improvement,
NATL Insured, ETM, 5.25%, 7/01/28	8,500,000	8,504,930
Series C, NATL Insured, Pre-Refunded, 5.125%, 7/01/25	360,000	360,716
		8,865,646
Texas 6.0%
Coastal Bend Health Facilities Development Corp. Revenue, Series B, AMBAC Insured, ETM, 6.30%, 1/01/17	3,820,000	3,939,069
Harris County Hospital District Revenue, senior lien, Refunding, Series A, NATL Insured, 5.25%, 2/15/37	10,250,000	10,988,410
Harris County Houston Sports Authority Revenue, senior lien, Series G, NATL Insured, 5.25%, 11/15/30	21,325,000	21,339,288
North Fort Bend Water Authority Water System Revenue, Assured Guaranty, 5.25%, 12/15/34	20,000,000	22,225,800
Palestine ISD, GO, Anderson County, School Building, Assured Guaranty, 5.50%, 2/15/39	12,530,000	14,451,851

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
Port Neches-Groves ISD, GO, Jefferson County, Unlimited Tax School Building, Assured Guaranty, 5.00%, 2/15/34	11,375,000	12,431,055
San Antonio Airport System Revenue, Improvement, Passenger Facility Charge, sub. lien, Refunding and Improvement,
AGMC Insured, 5.375%, 7/01/40	5,000,000	5,484,450
San Marcos Electric Utility System Revenue, Hays Caldwell and Guadalupe Counties, BAM Insured, 5.00%, 11/01/33	6,300,000	6,776,532
Tarrant County Health Facilities Development Corp. Health Systems Revenue, Harris Methodist Health System, NATL
Insured, ETM, 6.00%, 9/01/24	3,250,000	3,918,265
Texas State Transportation Commission Turnpike System Revenue, first tier, Refunding, Series A,
AGMC Insured, 5.00%, 8/15/41	16,000,000	17,505,120
BAM Insured, 5.00%, 8/15/41	9,665,000	10,574,187
		129,634,027
Utah 0.0%†
Provo Electric System Revenue, Series A, AMBAC Insured, ETM, 10.375%, 9/15/15	20,000	20,140

Virginia 0.6%
Chesterfield County EDA Revenue, Bon Secours Health System Inc., Series C-2, Assured Guaranty, 5.00%, 11/01/42	8,000,000	8,684,480
Middle River Regional Jail Authority Jail Facility Revenue, NATL Insured, 5.00%, 5/15/28	3,510,000	3,555,490
		12,239,970
Washington 1.6%
King County Sewer Revenue,
Refunding, Second Series, AGMC Insured, 5.00%, 1/01/36	3,295,000	3,527,923
Second Series, AGMC Insured, Pre-Refunded, 5.00%, 1/01/36	1,705,000	1,863,753
Snohomish County PUD No. 1 Electric Revenue, Generation System, FGIC Insured, ETM, 6.65%, 1/01/16	2,375,000	2,457,840
Washington State Health Care Facilities Authority Revenue,
MultiCare Health System, Series B, Assured Guaranty, 6.00%, 8/15/39	1,500,000	1,773,735
Providence Health and Services, Refunding, Series D, AGMC Insured, 5.25%, 10/01/33	18,000,000	20,013,840
Virginia Mason Medical Center, Series B, NATL Insured, 5.00%, 2/15/27	5,165,000	5,582,900
		35,219,991
West Virginia 0.6%
Shepherd University Board of Governors Revenue, Residence Facilities Projects, NATL Insured, 5.00%, 6/01/35	7,445,000	7,560,249
West Virginia State Water Development Authority Water Development Revenue, Loan Program II, Refunding, Series A-II,
NATL RE, FGIC Insured, 5.00%, 11/01/36	5,000,000	5,163,700
		12,723,949
Wisconsin 1.3%
Superior Limited Obligation Revenue, Midwest Energy Resources, Refunding, Series E, NATL RE, FGIC Insured, 6.90%,
8/01/21	3,000,000	3,847,650
Wisconsin State General Fund Annual Appropriation Revenue, Series A, 6.00%, 5/01/36	20,000,000	23,407,400
		27,255,050
U.S. Territories 2.6%
Puerto Rico 1.4%
Puerto Rico Sales Tax FICO Sales Tax Revenue, First Subordinate,
Series A, Assured Guaranty, 5.00%, 8/01/40	10,000,000	9,857,100
Series C, AGMC Insured, 5.125%, 8/01/42	20,000,000	19,983,800
		29,840,900
U.S. Virgin Islands 1.2%
Virgin Islands PFAR, Matching Fund Loan Notes, senior lien, AGMC Insured, 5.00%, 10/01/29	23,000,000	25,689,390

Total U.S. Territories		55,530,290
Total Municipal Bonds (Cost $1,951,964,447) 96.9%		2,109,748,708
Other Assets, less Liabilities 3.1%		66,737,059
Net Assets 100.0%		$2,176,485,767

† Rounds to less than 0.1% of net assets.

ABBREVIATIONS
Selected Portfolio

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BAM	-	Build America Mutual Assurance Co.
CDA	-	Community Development Authority/Agency
CDD	-	Community Development District
CIFG	-	CDC IXIS Financial Guaranty
COP	-	Certificate of Participation
EDA	-	Economic Development Authority
EDC	-	Economic Development Corp.
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
FICO	-	Financing Corp.
GARB	-	General Airport Revenue Bonds
GO	-	General Obligation
HFA	-	Housing Finance Authority/Agency
HFAR	-	Housing Finance Authority Revenue
IDA	-	Industrial Development Authority/Agency
IDB	-	Industrial Development Bond/Board
ISD	-	Independent School District
MFMR	-	Multi-Family Mortgage Revenue
MTA	-	Metropolitan Transit Authority
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
PFAR	-	Public Financing Authority Revenue
PUD	-	Public Utility District
RDA	-	Redevelopment Agency/Authority
UHSD	-	Unified/Union High School District
USD	-	Unified/Union School District
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited)
Franklin Kentucky Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 95.8%
Kentucky 92.3%
Boone County PCR, Collateralized, Dayton Power and Light Co. Project, Refunding, Series A, FGIC Insured, 4.70%, 1/01/28	$3,000,000	$3,034,440
Bowling Green GO, Project, Series A, 5.00%, 6/01/38	5,000,000	5,521,000
Boyle County Revenue, Refunding and College Improvement, Assured Guaranty, 5.00%, 6/01/32	1,500,000	1,615,050
Campbell and Kenton Counties Sanitation District No. 1 Sanitation District Revenue, NATL Insured, 5.00%, 8/01/37	2,500,000	2,766,800
Campbell County School District Finance Corp. School Building Revenue, AGMC Insured, 5.00%, 8/01/26	2,845,000	3,062,927
Christian County Hospital Revenue, Jennie Stuart Medical Center Inc., Refunding, Assured Guaranty, 5.50%, 2/01/36	3,000,000	3,253,710
Glasgow Healthcare Revenue, T.J. Samson Community Hospital Project, 6.45%, 2/01/41	2,000,000	2,261,460
Greater Kentucky Housing Assistance Corp. Mortgage Revenue, Section 8 Assisted Projects, Refunding, Series A, NATL
Insured, 6.10%, 1/01/24	255,000	255,418
Jefferson County School District Finance Corp. School Building Revenue, Series A, NATL Insured, 4.75%, 6/01/27	2,440,000	2,685,220
Kentucky Area Development Districts Financing Trust Lease Acquisition Program COP, Series L, XLCA Insured, 5.00%,
11/01/29	1,000,000	1,036,370
Kentucky Economic Development Finance Authority Hospital Revenue, Baptist Healthcare System Obligated Group, 5.25%,
8/15/46	5,000,000	5,406,600
Kentucky Economic Development Finance Authority Louisville Arena Project Revenue, Louisville Arena Authority Inc., Sub
Series A-1, Assured Guaranty, 6.00%, 12/01/33	2,000,000	2,145,720
Kentucky Economic Development Finance Authority Revenue, Catholic Health, Refunding, Series A, 5.00%, 5/01/29	5,670,000	6,211,258
Kentucky Rural Water Finance Corp. Public Project Revenue, Multimodal, Flexible Term Program,
Series A, 5.00%, 2/01/26	485,000	486,004
Series I, 5.00%, 2/01/34	1,010,000	1,012,616
Kentucky State Housing Corp. Conduit MFHR, Collateral Mortgage Loan, Country Place Apartments Project, GNMA
Secured,
5.00%, 4/20/40	2,280,000	2,372,500
5.25%, 4/20/45	1,850,000	1,942,593
Kentucky State Housing Corp. Housing Revenue, Series A, 4.60%, 7/01/32	2,000,000	2,021,460
Kentucky State Infrastructure Authority Revenue, Wastewater and Drinking Water Revolving Fund, Series A, 5.00%,
2/01/28	2,000,000	2,350,260
2/01/31	4,190,000	4,881,727
Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project, Series A, NATL Insured, 5.00%,
9/01/32	5,000,000	5,434,850
9/01/37	3,250,000	3,506,295
Kentucky State Property and Buildings Commission Revenues, Project No. 90, Refunding, 5.50%, 11/01/28	5,000,000	5,744,550
Kentucky State Turnpike Authority Economic Development Road Revenue, Revitalization Projects,
Refunding, Series A, 5.00%, 7/01/28	1,000,000	1,131,180
Refunding, Series A, 5.00%, 7/01/29	1,000,000	1,149,490
Refunding, Series A, 5.00%, 7/01/30	2,500,000	2,875,250
Series A, 5.00%, 7/01/32	2,000,000	2,325,140
Lexington-Fayette Urban County Airport Board Revenue, General Airport, Refunding,
Series A, 5.00%, 7/01/27	2,000,000	2,297,080
Series B, 5.00%, 7/01/29	1,185,000	1,342,830
Lexington-Fayette Urban County Government Public Facilities Corp. Lease Revenue, Eastern State Hospital Project,
Refunding, Series A, 5.25%, 6/01/32	3,000,000	3,382,410
Louisville and Jefferson County Metropolitan Sewer District Sewer and Drainage System Revenue, Series A, AMBAC
Insured, 5.00%, 5/15/36	1,000,000	1,059,970
Louisville Regional Airport Authority Airport System Revenue, AGMC Insured, Pre-Refunded, 5.50%, 7/01/38	3,000,000	3,468,690
Louisville/Jefferson County Metro Government College Revenue, Bellarmine University Project, Refunding and
Improvement, Series A, 6.00%, 5/01/38	2,500,000	2,700,075
Louisville/Jefferson County Metro Government Health Facilities Revenue, Jewish Hospital and St. Mary's HealthCare Inc.
Project, Pre-Refunded, 6.125%, 2/01/37	2,000,000	2,337,240
Louisville/Jefferson County Metro Government Industrial Building Revenue, Sisters of Mercy of the Americas, Regional
Community of Cincinnati Obligated Group, 5.00%, 10/01/35	1,500,000	1,527,165
Louisville/Jefferson County Metro Government Parking Authority Revenue, first mortgage, Series A, 5.375%, 12/01/39	1,995,000	2,270,769
Louisville/Jefferson County Metro Government Student Housing Industrial Building Revenue, University of Louisville, Phase
III Project, Series A, AMBAC Insured, 5.00%, 6/01/34	3,755,000	3,794,728
Morehead State University General Receipts Revenue, Refunding, Series A, 5.00%, 10/01/28	1,910,000	2,228,875
Murray Hospital Facilities Revenue, Murray, Calloway County Public Hospital Corp. Project, 6.375%, 8/01/40	2,500,000	2,700,675
Owen County Waterworks System Revenue, American Water Co. Project,
Series A, 6.25%, 6/01/39	2,000,000	2,291,320
Series A, 5.375%, 6/01/40	2,000,000	2,190,140
Series B, 5.625%, 9/01/39	2,000,000	2,201,640
Owensboro GO, Public Project, 5.00%, 4/01/41	5,440,000	5,950,979
Paducah Electric Plant Board Revenue, Series A, Assured Guaranty, 5.25%, 10/01/35	6,500,000	7,175,285

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
Pikeville Hospital Revenue, Pikeville Medical Center, Refunding and Improvement, 6.50%, 3/01/41	2,875,000	3,292,392
Princeton Electric Plant Board Revenue, Series A, Assured Guaranty, 5.00%, 11/01/37	1,500,000	1,621,050
Pulaski County Public Properties Corp. First Mortgage Revenue, AOC Judicial Facility, Refunding, 6.00%, 12/01/28	1,000,000	1,178,520
Russell Revenue, Bon Secours Health System Inc., Refunding, 5.00%, 11/01/26	4,000,000	4,571,680
Trimble County Environmental Facilities Revenue,
Kentucky Utilities Co. Project, Series A, AMBAC Insured, 6.00%, 3/01/37	5,000,000	5,675,400
Louisville Gas and Electric Co. Project, Refunding, Series A, AMBAC Insured, 4.60%, 6/01/33	3,750,000	3,980,437
University of Louisville Revenue, General Receipts, Series A, 5.00%, 9/01/28	2,220,000	2,552,001
Warren County Hospital Facility Revenue,
Bowling Green, Warren County, Series A, 5.00%, 10/01/33	1,000,000	1,115,660
Community Hospital Corp. Project, Refunding, Series A, 5.00%, 8/01/29	1,000,000	1,056,270
Western Kentucky University Revenue, General Receipts, Series A, 5.00%, 5/01/32	1,625,000	1,839,484
		152,292,653
U.S. Territories 3.5%
Puerto Rico 3.5%
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series N, 5.00%, 7/01/32	3,000,000	2,056,710
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate, Series C, 5.50%, 8/01/40	5,000,000	3,772,250
		5,828,960
Total Municipal Bonds (Cost $147,519,259) 95.8%		158,121,613

Other Assets, less Liabilities 4.2%		6,858,128
Net Assets 100.0%		$164,979,741

ABBREVIATIONS
Selected Portfolio

AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FICO	Financing Corp.
GNMA	Government National Mortgage Association
GO	General Obligation
MFHR	Multi-Family Housing Revenue
NATL	National Public Financial Guarantee Corp.
PBA	Public Building Authority
PCR	Pollution Control Revenue
XLCA	XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited)

Franklin Louisiana Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 99.6%
Louisiana 95.4%
Alexandria Sales and Use Tax Revenue, 5.00%,
8/01/26	$1,710,000	$1,967,423
8/01/27	1,790,000	2,056,656
8/01/28	1,875,000	2,150,681
Alexandria Utilities Revenue, Series A, 5.00%, 5/01/38	10,000,000	11,030,800
Bossier City Utilities Revenue,
BHAC Insured, Pre-Refunded, 5.50%, 10/01/33	5,000,000	5,862,300
Refunding, 5.00%, 10/01/37	5,280,000	5,989,949
Calcasieu Parish Public Trust Authority Student Lease Revenue, McNeese State University Student Housing, Cowboy
Facilities Inc. Project, Refunding, AGMC Insured, 5.00%, 5/01/29	2,050,000	2,189,769
Calcasieu Parish School District No. 23 GO, Public School, Refunding, Series A, 5.00%, 2/15/29	1,380,000	1,540,425
East Baton Rouge Mortgage Finance Authority SFMR, MBS Program,
Refunding, Series A-3, GNMA Secured, 5.00%, 10/01/28	480,000	482,414
Series A-2, GNMA Secured, 5.10%, 10/01/40	340,000	344,063
East Baton Rouge Parish Park and Recreation District GO, AGMC Insured, Pre-Refunded, 5.00%, 5/01/25	3,325,000	3,391,533
East Baton Rouge Parish Sales Tax Revenue,
Public Improvement, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 2/01/24	2,000,000	2,015,680
Road and Street Improvement, Assured Guaranty, 5.25%, 8/01/28	1,000,000	1,141,530
Road and Street Improvement, Assured Guaranty, 5.50%, 8/01/30	1,700,000	1,954,507
East Baton Rouge Sewerage Commission Revenue, Refunding, Series A, 5.25%,
2/01/34	2,500,000	2,800,475
2/01/39	6,500,000	7,251,075
England District Sub-District No. 1 Revenue, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 8/15/19	5,000,000	5,168,850
Jefferson Parish Hospital Service District No.1 Hospital Revenue, West Jefferson Medical Center, Refunding, Series A,
6.00%, 1/01/39	3,105,000	3,472,508
Kenner Consolidated Sewerage District Revenue, AGMC Insured, 5.00%, 11/01/36	4,000,000	4,322,040
Kenner Sales Tax Revenue, Refunding, Series A, 5.00%, 6/01/33	8,605,000	9,599,910
Lafayette Communications Systems Revenue, XLCA Insured, 5.25%, 11/01/27	5,000,000	5,547,200
Lafayette Public Improvement Sales Tax Revenue, 5.00%, 3/01/36	1,865,000	2,014,088
Lafayette Public Power Authority Electric Revenue, NATL Insured, 5.00%, 11/01/32	5,000,000	5,450,250
Lafayette Public Trust Financing Authority Revenue,
Ragin' Cajun Facilities Inc. Housing and Parking Project, Assured Guaranty, 5.25%, 10/01/30	4,000,000	4,470,960
Ragin' Cajun Facilities Inc. Project, Assured Guaranty, 5.75%, 10/01/29	750,000	855,045
Ragin' Cajun Facilities Inc. Project, Assured Guaranty, 6.00%, 10/01/34	1,750,000	1,986,775
Ragin' Cajun Facilities Inc. Project, Assured Guaranty, 6.00%, 10/01/38	1,335,000	1,513,049
Lafayette Utilities Revenue, 5.00%, 11/01/33	5,000,000	5,641,800
Louisiana HFA, SFMR, Home Ownership Program,
Series A, GNMA Secured, 5.50%, 6/01/40	2,800,000	2,804,144
Series B, GNMA Secured, 6.125%, 12/01/33	460,000	488,810
Louisiana Local Government Environmental Facilities and CDA Revenue,
Ascension Parish Library Projects, AMBAC Insured, Pre-Refunded, 5.25%, 4/01/29	1,000,000	1,016,770
Delta Campus Facilities Corp. Project, Assured Guaranty, 5.50%, 10/01/27	5,000,000	5,753,250
Denham Springs Sewer District No. 1 Project, Assured Guaranty, 5.00%, 12/01/39	3,750,000	4,064,700
East Ascension Consolidated Gravity Drainage District No. 1 Project, Refunding, AMBAC Insured, 5.00%, 12/01/37	5,370,000	5,733,012
East Ascension Consolidated Gravity Drainage District No. 1 Project, Refunding, AMBAC Insured, 5.00%, 12/01/44	8,870,000	9,295,494
Independence Stadium Project, Refunding, 5.25%, 3/01/30	8,845,000	9,775,759
Jefferson Parish Projects, Refunding, Series A, 5.375%, 4/01/31	2,000,000	2,274,000
Lake Charles Public Improvements Project, AMBAC Insured, 5.00%, 5/01/27	1,000,000	1,091,030
Livingston Parish Road Project, AMBAC Insured, Pre-Refunded, 5.00%, 3/01/21	3,540,000	3,747,409
McNeese State University Student Parking, Cowboys Facilities Inc. Project, AGMC Insured, 5.00%, 3/01/36	1,800,000	1,927,332
Monroe Regional Airport Terminal Project, Assured Guaranty, 5.50%, 2/01/39	2,000,000	2,228,220
Shreveport Airport Cargo Project, Series C, Assured Guaranty, 6.75%, 1/01/24	2,620,000	3,095,923
Shreveport Airport Cargo Project, Series C, Assured Guaranty, 7.00%, 1/01/33	2,500,000	2,955,875
sub. lien, East Baton Rouge Sewerage Commission Projects, Series A, 5.00%, 2/01/34	2,550,000	2,914,038
sub. lien, East Baton Rouge Sewerage Commission Projects, Series A, 5.00%, 2/01/43	3,000,000	3,328,170
Louisiana Public Facilities Authority Hospital Revenue,
Franciscan Missionaries of Our Lady Health System Project, Series A, 6.75%, 7/01/39	3,500,000	4,078,585
Lafayette General Medical Center Project, Refunding, 5.50%, 11/01/40	5,000,000	5,447,750
Touro Infirmary Project, Series A, 5.625%, 8/15/29	3,435,000	3,437,095

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
Louisiana Public Facilities Authority Revenue,
Archdiocese of New Orleans Project, Refunding, CIFG Insured, 5.00%, 7/01/31	6,000,000	6,207,840
Black and Gold Facilities Project, Series A, CIFG Insured, 5.00%, 7/01/30	5,000,000	5,048,100
CHRISTUS Health, Refunding, Series B, Assured Guaranty, 6.50%, 7/01/30	5,000,000	5,848,950
Entergy Louisiana LLC Project, Refunding, 5.00%, 6/01/30	5,000,000	5,190,300
Loyola University Project, 5.00%, 10/01/39	5,000,000	5,389,150
Loyola University Project, 5.00%, 10/01/41	5,000,000	5,442,250
Ochsner Clinic Foundation Project, 6.75%, 5/15/41	5,000,000	5,908,700
Ochsner Clinic Foundation Project, Refunding, Series A, 5.375%, 5/15/43	5,000,000	5,247,000
Ochsner Clinic Foundation Project, Series B, 5.25%, 5/15/27	3,990,000	4,255,016
Ochsner Clinic Foundation Project, Series B, ETM, 5.75%, 5/15/23	2,500,000	3,221,025
Tulane University of Louisiana Project, Series B, 5.00%, 10/01/37	5,540,000	6,139,760
Louisiana State Citizens Property Insurance Corp. Assessment Revenue,
Series B, AMBAC Insured, 5.00%, 6/01/23	5,000,000	5,314,450
Series C-2, Assured Guaranty, 6.75%, 6/01/26	5,000,000	5,884,800
Louisiana State Gasoline and Fuels Tax Revenue,
Refunding, Series B, 5.00%, 5/01/28	3,000,000	3,600,360
second lien, Refunding, Series C-1, 5.00%, 5/01/43	5,000,000	5,608,000
Series A, AGMC Insured, Pre-Refunded, 5.00%, 5/01/31	13,000,000	13,863,460
Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 5/01/35	2,300,000	2,346,023
Louisiana State GO,
Match, Series B, Assured Guaranty, Pre-Refunded, 5.00%, 7/15/24	3,475,000	3,734,096
Match, Series B, Assured Guaranty, Pre-Refunded, 5.00%, 7/15/25	1,765,000	1,896,598
[a] Refunding, Series C, 5.00%, 8/01/27	7,200,000	8,708,688
Louisiana State Highway Improvement Revenue, Series A, 5.00%,
6/15/30	2,860,000	3,334,617
6/15/32	9,850,000	11,562,029
Louisiana State Transportation Authority Revenue, Refunding, Series A, 5.00%, 8/15/38	4,500,000	5,121,675
Louisiana State Unclaimed Property Special Revenue, Series I-49 Project, 5.00%, 9/01/33	5,860,000	6,587,402
Louisiana State University and Agricultural and Mechanical College Revenue,
Auxiliary, Refunding, 5.00%, 7/01/28	740,000	880,030
Auxiliary, Refunding, 5.00%, 7/01/29	1,000,000	1,182,760
Auxiliary, Refunding, 5.00%, 7/01/30	1,040,000	1,226,243
Auxiliary, Refunding, 5.00%, 7/01/31	550,000	646,982
Auxiliary, Refunding, 5.00%, 7/01/34	1,000,000	1,165,400
Board of Supervisors, Auxiliary, 5.00%, 7/01/37	4,000,000	4,507,480
Board of Supervisors, Auxiliary, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 7/01/31	3,000,000	3,218,310
Board of Supervisors, Auxiliary, Refunding, Series A, 5.00%, 7/01/40	5,000,000	5,369,050
New Orleans Aviation Board Revenue, Restructuring GARB, Refunding, Series A-1, Assured Guaranty, 6.00%, 1/01/23	2,000,000	2,324,520
New Orleans GO,
Drainage System, AMBAC Insured, 5.00%, 12/01/18	1,000,000	1,000,680
Public Improvement, AMBAC Insured, Pre-Refunded, 5.25%, 12/01/29	1,485,000	1,485,000
Radian Insured, 5.125%, 12/01/30	10,055,000	10,854,272
New Orleans Sewage Service Revenue, Assured Guaranty, Pre-Refunded, 6.25%, 6/01/29	500,000	612,125
Port of New Orleans Board of Commissioners Port Facility Revenue, Refunding, Assured Guaranty, 5.125%, 4/01/38	5,000,000	5,171,800
Shreveport GO, 5.00%, 8/01/29	4,790,000	5,300,327
St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series A, 5.125%, 6/01/37	5,000,000	5,273,250
St. Tammany Parish Utilities Revenue, Series B,
5.50%, 8/01/35	2,650,000	3,105,297
5.00%, 8/01/44	3,290,000	3,536,059
Terrebonne Parish Sales and Use Tax Revenue, Morganza Levee Improvement, Series ST, AGMC Insured, 5.00%, 4/01/32	2,265,000	2,472,361
		372,461,356
U.S. Territories 4.2%
Puerto Rico 4.2%
Puerto Rico Commonwealth GO, Public Improvement, Series A, 5.00%, 7/01/33	615,000	428,440
Puerto Rico Electric Power Authority Power Revenue, Series WW, 5.25%, 7/01/33	6,450,000	3,323,620
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate, Series A,
6.375%, 8/01/39	10,000,000	8,391,600
5.50%, 8/01/42	6,000,000	4,459,260
		16,602,920
Total Municipal Bonds (Cost $366,888,671) 99.6%		389,064,276

Franklin Tax-Free Trust
Statement of Investments, November 30, 2014 (unaudited) (continued)
Other Assets, less Liabilities 0.4%	1,554,852
Net Assets 100.0%	$390,619,128

a Security purchased on a delayed delivery basis.

ABBREVIATIONS
Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BHAC	-	Berkshire Hathaway Assurance Corp.
CDA	-	Community Development Authority/Agency
CIFG	-	CDC IXIS Financial Guaranty
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
FICO	-	Financing Corp.
GARB	-	General Airport Revenue Bonds
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HFA	-	Housing Finance Authority/Agency
MBS	-	Mortgage-Backed Security
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
SFMR	-	Single Family Mortgage Revenue
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited)
Franklin Maryland Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 98.7%
Maryland 92.7%
Annapolis GO, Refunding, 5.00%, 8/01/31	$1,250,000	$1,469,113
Anne Arundel County GO,
Consolidated General Improvements, Refunding, 5.00%, 4/01/33	3,140,000	3,675,276
Consolidated Water and Sewer, 5.00%, 4/01/41	12,620,000	14,313,225
Refunding, 4.625%, 3/01/32	2,000,000	2,005,100
Anne Arundel County MFR, Glenview Gardens Apartments Project, Mandatory Put 1/01/27, 5.00%, 1/01/28	1,985,000	2,147,909
Baltimore City GO, Consolidated Public Improvement, Refunding, Series B, 5.00%, 10/15/28	500,000	584,470
Baltimore Convention Center Hotel Revenue, Senior Series A, XLCA Insured, 5.25%, 9/01/39	10,095,000	10,491,733
Baltimore County GO, Metropolitan District 74th Issue, Refunding, 5.00%, 2/01/32	1,250,000	1,467,113
Baltimore Project Revenue,
sub. bond, Water Projects, Series A, 5.375%, 7/01/34	750,000	850,695
sub. bond, Water Projects, Series A, 5.75%, 7/01/39	1,250,000	1,457,638
Wastewater Projects, AGMC Insured, 5.00%, 7/01/37	5,000,000	5,435,500
Wastewater Projects, Series A, 5.00%, 7/01/38	8,930,000	10,202,614
Wastewater Projects, Series A, 5.00%, 7/01/41	14,435,000	16,146,414
Wastewater Projects, Series A, AGMC Insured, 5.00%, 7/01/38	5,000,000	5,533,600
Wastewater Projects, Series C, 5.125%, 7/01/34	1,835,000	2,068,339
Wastewater Projects, Series C, 5.625%, 7/01/39	2,965,000	3,455,500
Wastewater Projects, Series C, AMBAC Insured, 5.00%, 7/01/31	2,855,000	3,033,780
Wastewater Projects, Series D, AMBAC Insured, 5.00%, 7/01/32	2,120,000	2,314,234
Water Projects, Series A, 5.00%, 7/01/41	7,845,000	8,775,103
Water Projects, Series C, AMBAC Insured, 5.00%, 7/01/32	5,000,000	5,458,100
Baltimore Revenue, Water Projects, Refunding, Series B, 5.00%, 7/01/38	5,000,000	5,712,550
Frederick County Educational Facilities Revenue, Mount St. Mary University, Refunding, 5.625%, 9/01/38	5,000,000	5,023,000
Frederick County GO, Public Improvements, Series A, 5.00%, 3/01/34	8,580,000	9,659,450
Howard County Housing Commission Revenue, Verona Oakland Mills Project, 5.00%, 10/01/28	10,000,000	11,154,400
Maryland Environmental Service Revenue, Mid-Shore II Regional Landfill Project, Refunding, 5.00%, 11/01/30	3,935,000	4,537,803
Maryland State Community Development Administration Department of Housing and CDR, Residential, Series B, 4.75%,
9/01/39	5,335,000	5,542,158
Maryland State Community Development Administration Local Government Infrastructure Revenue, Subordinate Obligations,
Refunding, Series B-1, 3.125%, 6/01/32	3,415,000	3,441,159
Series A-2, 5.00%, 6/01/34	3,500,000	3,979,290
Maryland State Department of Transportation Consolidated Transportation Revenue, 5.00%, 6/01/23	7,475,000	9,086,535
Maryland State Department of Transportation Consolidated Transportation Revenue, 5.00%, 6/01/24	6,215,000	7,511,449
Maryland State EDC Student Housing Revenue,
Morgan University Project, Refunding, 5.00%, 7/01/27	4,750,000	5,157,930
Salisbury University Project, Refunding, 5.00%, 6/01/34	1,050,000	1,128,908
Senior, Frostburg State University Project, Refunding, 5.00%, 10/01/33	5,000,000	5,407,200
Senior, Morgan State University Project, Refunding, 5.00%, 7/01/34	2,150,000	2,287,837
Senior, Towson University Project, 5.00%, 7/01/27	1,145,000	1,239,405
University of Maryland Baltimore County Project, Refunding, XLCA Insured, 5.00%, 7/01/30	3,245,000	3,263,432
University of Maryland Baltimore County Project, Refunding, XLCA Insured, 5.00%, 7/01/35	3,675,000	3,691,978
University of Maryland College Park Projects, Refunding, Assured Guaranty, 5.00%, 6/01/25	2,500,000	2,645,650
University of Maryland College Park Projects, Refunding, Assured Guaranty, 5.00%, 6/01/28	2,000,000	2,112,240
University of Maryland College Park Projects, Refunding, Assured Guaranty, 5.00%, 6/01/33	9,370,000	9,777,595
University Village at Sheppard Pratt, 5.00%, 7/01/27	1,500,000	1,625,730
University Village at Sheppard Pratt, 5.00%, 7/01/33	2,495,000	2,616,706
Maryland State EDC, PCR, Potomac Electric Project, Refunding, 6.20%, 9/01/22	10,000,000	11,830,400
Maryland State GO, State and Local Facilities, Refunding, Second Series C, 5.00%, 8/01/24	19,000,000	23,889,460
Maryland State Health and Higher Educational Facilities Authority Revenue,
Anne Arundel Health System Issue, Series A, Pre-Refunded, 6.75%, 7/01/29	2,000,000	2,501,080
Anne Arundel Health System Issue, Series A, Pre-Refunded, 6.75%, 7/01/39	2,000,000	2,501,080
Carroll Hospital Center, 5.00%, 7/01/40	6,790,000	7,003,953
Edenwald Issue, Series A, 5.40%, 1/01/31	1,000,000	1,030,130
Goucher College, Refunding, Series A, 5.00%, 7/01/34	1,500,000	1,673,955
Helix Health Issue, AMBAC Insured, ETM, 5.00%, 7/01/27	11,000,000	13,322,540
Johns Hopkins Medical Institutions Utilities Program Issue, Series A, 5.00%, 5/15/37	9,395,000	9,450,806
The Johns Hopkins University Issue, Series A, 5.00%, 7/01/31	7,060,000	8,207,885
The Johns Hopkins University Issue, Series A, 5.00%, 7/01/37	5,000,000	5,727,900
The Johns Hopkins University Issue, Series A, 5.00%, 7/01/41	15,000,000	17,052,300
The Johns Hopkins University Issue, Series B, 5.00%, 7/01/38	5,000,000	5,722,750
LifeBridge Health Issue, Refunding, Assured Guaranty, 5.00%, 7/01/34	10,945,000	11,425,704
LifeBridge Health Issue, Refunding, Assured Guaranty, 4.75%, 7/01/38	10,000,000	10,377,800

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
Loyola College, Series A, Pre-Refunded, 5.00%, 10/01/40	10,050,000	10,451,296
Loyola University Maryland, Refunding, 5.00%, 10/01/45	2,250,000	2,544,503
Loyola University Maryland, Refunding, Series A, 5.00%, 10/01/39	5,275,000	5,827,662
Maryland Institute College of Art, 5.00%, 6/01/35	2,000,000	2,114,680
Maryland Institute College of Art, 5.00%, 6/01/36	6,900,000	7,459,107
Maryland Institute College of Art, 5.00%, 6/01/40	10,000,000	10,542,800
Maryland Institute College of Art, Refunding, 5.00%, 6/01/29	1,000,000	1,133,340
Medstar Health, Series A, 5.00%, 8/15/38	5,000,000	5,487,300
Mercy Medical Center, Series A, 5.00%, 7/01/37	10,000,000	10,484,700
Parking, The Johns Hopkins Medical Institutions Parking Facilities Issue, AMBAC Insured, 5.00%, 7/01/27	655,000	655,655
Parking, The Johns Hopkins Medical Institutions Parking Facilities Issue, AMBAC Insured, 5.00%, 7/01/34	5,000,000	5,002,900
Parking, The Johns Hopkins Medical Institutions Parking Facilities Issue, Refunding, Series B, AMBAC Insured, 5.00%,
7/01/38	6,200,000	6,203,472
Peninsula Regional Medical Center Issue, 5.00%, 7/01/36	6,625,000	6,842,035
Refunding, 5.00%, 7/01/39	10,000,000	11,014,700
Union Hospital Cecil County Issue, 5.00%, 7/01/35	3,015,000	3,049,552
University of Maryland Medical System, Refunding, AMBAC Insured, 5.25%, 7/01/28	15,000,000	16,440,750
University of Maryland Medical System, Series A, 5.00%, 7/01/41	2,500,000	2,572,925
Washington County Hospital Issue, 5.75%, 1/01/38	2,500,000	2,623,725
Western Maryland Health, Series A, NATL Insured, Pre-Refunded, 4.75%, 7/01/36	17,120,000	18,242,387
Montgomery County GO, Consolidated Public Improvement, Refunding, Series A, 4.00%, 11/01/20	8,000,000	8,971,680
Montgomery County Revenue, Department of Liquor Control,
Refunding, Series A, 5.00%, 4/01/27	1,625,000	1,887,145
Refunding, Series A, 5.00%, 4/01/28	2,230,000	2,576,921
Refunding, Series A, 5.00%, 4/01/31	2,470,000	2,784,555
Series A, 5.00%, 4/01/30	1,935,000	2,199,437
Montgomery County Water Quality Protection Charge Revenue, Series A, 5.00%,
4/01/30	1,855,000	2,112,715
4/01/31	1,240,000	1,402,948
Morgan State University Academic and Auxiliary Facilities Fees Revenue, Refunding, 5.00%,
7/01/25	1,190,000	1,386,160
7/01/26	355,000	411,399
7/01/27	750,000	864,150
7/01/29	630,000	720,329
7/01/31	455,000	517,253
Prince George's County COP, Public Safety Communications, 5.00%, 10/01/30	3,160,000	3,609,794
Prince George's County GO, Consolidated Public Improvement, Series A, 5.00%, 9/15/28	3,725,000	4,396,804
Prince George's County IDA Lease Revenue, Upper Marlboro Justice, Series B, NATL Insured, 4.75%, 6/30/30	4,000,000	4,009,480
Washington State Suburban Sanitary District GO, Consolidated Public Improvement,
5.00%, 6/01/23	5,000,000	6,192,900
Refunding, 5.00%, 6/01/22	1,000,000	1,221,840
		513,164,603
District of Columbia 0.5%
Washington State Metropolitan Area Transit Authority Gross Revenue, Transit, Series A, 5.125%, 7/01/32	2,500,000	2,835,400

U.S. Territories 5.5%
Puerto Rico 5.5%
Puerto Rico Electric Power Authority Power Revenue,
Series WW, 5.50%, 7/01/38	5,000,000	2,575,900
Series XX, 5.25%, 7/01/40	5,000,000	2,575,800
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate, Series A,
5.75%, 8/01/37	11,425,000	8,851,519
6.00%, 8/01/42	18,160,000	14,185,684
University of Puerto Rico Revenue, University System, Refunding, Series P, 5.00%, 6/01/30	3,750,000	2,237,212
		30,426,115
Total Municipal Bonds (Cost $528,235,369) 98.7%		546,426,118
Other Assets, less Liabilities 1.3%		6,980,113
Net Assets 100.0%		$553,406,231

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)

ABBREVIATIONS

Selected Portfolio

AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
CDR	Community Development Revenue
COP	Certificate of Participation
EDC	Economic Development Corp.
ETM	Escrow to Maturity
FICO	Financing Corp.
GO	General Obligation
IDA	Industrial Development Authority/Agency
MFR	Multi-Family Revenue
NATL	National Public Financial Guarantee Corp.
PCR	Pollution Control Revenue
XLCA	XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited)

Franklin Massachusetts Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 98.1%
Massachusetts 98.1%
Boston Water and Sewer Commission Revenue, General, Refunding, Senior Series A, 4.00%, 11/01/28	$4,400,000	$4,842,112
City of Quincy GO, Muni Purpose Loan, Refunding, 4.00%, 6/01/32	2,565,000	2,757,991
Dudley-Charlton Regional School District GO, Series B, NATL RE, FGIC Insured, 5.25%, 5/01/19	3,140,000	3,588,737
Martha's Vineyard Land Bank Revenue, AMBAC Insured,
4.875%, 5/01/22	2,000,000	2,010,540
5.00%, 5/01/34	7,000,000	7,037,870
Massachusetts Bay Transportation Authority Revenue, General Transportation System, Series C, NATL RE, FGIC Insured,
5.25%, 3/01/15	2,000,000	2,025,160
Massachusetts Bay Transportation Authority Sales Tax Revenue, Senior, Refunding, Series A, 5.25%, 7/01/30	4,000,000	5,130,680
Massachusetts State College Building Authority Project Revenue,
Refunding, Series B, XLCA Insured, 5.50%, 5/01/39	5,000,000	6,651,000
Series A, Assured Guaranty, 5.00%, 5/01/33	10,000,000	11,089,000
Series B, 5.00%, 5/01/40	4,625,000	5,166,957
Massachusetts State Department of Transportation Metropolitan Highway System Revenue, Commonwealth Contract
Assistance Secured, Series B, 5.00%, 1/01/35	16,165,000	17,999,081
Massachusetts State Development Finance Agency Revenue,
Boston College Issue, Series P, NATL Insured, 4.75%, 7/01/42	11,000,000	11,585,750
Boston University Issue, Series T-1, AMBAC Insured, 5.00%, 10/01/35	3,600,000	3,707,424
Boston University Issue, Series T-1, AMBAC Insured, 5.00%, 10/01/39	18,630,000	19,168,780
Brandeis University Issue, Series N, 5.00%, 10/01/39	5,000,000	5,457,250
The Broad Institute Issue, Series A, 5.375%, 4/01/41	15,000,000	17,094,300
Massachusetts College of Pharmacy and Allied Health Sciences Issue, Series E, Assured Guaranty, 5.00%, 7/01/31	5,000,000	5,423,600
Massachusetts College of Pharmacy and Allied Health Sciences Issue, Series E, Assured Guaranty, 5.00%, 7/01/37	5,035,000	5,435,031
Northeastern University, Series A, 5.00%, 3/01/44	5,000,000	5,575,200
Partners Healthcare System Issue, Refunding, Series L, 5.00%, 7/01/41	5,000,000	5,605,500
Sterling and Francine Clark Art Institute Issue, 5.00%, 7/01/41	12,900,000	14,138,916
Western New England College Issue, Refunding, Series A, Assured Guaranty, 5.00%, 9/01/33	12,200,000	12,495,362
WGBH Educational Foundation Issue, Refunding, Series A, Assured Guaranty, 5.00%, 1/01/36	15,945,000	17,006,140
Worcester Polytechnic Institute Issue, 4.00%, 9/01/49	4,825,000	4,869,631
Worcester Polytechnic Institute Issue, Refunding, NATL Insured, 5.00%, 9/01/37	12,850,000	13,935,182
Massachusetts State Educational Financing Authority Education Loan Revenue, Issue I,
6.00%, 1/01/28	7,645,000	8,383,354
Refunding, Series A, 5.50%, 1/01/22	3,000,000	3,348,660
Massachusetts State GO, Consolidated Loan,
Series A, AGMC Insured, Pre-Refunded, 5.00%, 3/01/24	5,000,000	5,060,100
Series C, AMBAC Insured, 5.00%, 8/01/37	10,000,000	10,912,200
Series F, 4.00%, 11/01/29	6,000,000	6,419,640
Massachusetts State Health and Educational Facilities Authority Revenue,
Cable Housing and Health Services Issue, Series A, NATL Insured, 5.25%, 7/01/23	935,000	936,047
Cape Cod Healthcare Obligated Group, Assured Guaranty, 6.00%, 11/15/28	3,000,000	3,562,830
Cape Cod Healthcare Obligated Group, Assured Guaranty, 5.125%, 11/15/35	3,150,000	3,433,028
Children's Hospital Issue, Series M, 5.25%, 12/01/39	7,000,000	7,947,800
Emmanuel College Issue, NATL Insured, 5.00%, 7/01/37	10,000,000	10,386,400
Lesley University Issue, Series A, Assured Guaranty, 5.25%, 7/01/39	9,350,000	10,528,754
Partners Healthcare System Issue, Refunding, Series J-1, 5.00%, 7/01/39	4,345,000	4,900,248
Southcoast Health System Obligated Group, Series D, 5.00%, 7/01/39	5,500,000	5,889,290
Sterling and Francine Clark Art Institute Issue, Series B, 5.00%, 7/01/40	10,000,000	11,172,400
Massachusetts State HFA, MFHR, Section 8 Assisted, Series A, ETM, 7.00%, 4/01/21	430,000	545,902
Massachusetts State HFAR,
Housing, Refunding, Series A, 3.25%, 12/01/27	4,000,000	3,979,000
Housing, Refunding, Series A, 3.50%, 12/01/31	5,805,000	5,809,005
Housing, Series C, 5.125%, 12/01/39	1,700,000	1,802,357
Housing, Series C, 5.35%, 12/01/49	4,500,000	4,802,940
Housing, Series D, 5.05%, 6/01/40	4,440,000	4,641,176
Housing, Series F, 2.875%, 12/01/27	2,020,000	1,948,553
Housing, Series F, 3.15%, 12/01/32	3,445,000	3,375,308
Housing, Series F, 3.45%, 12/01/37	1,500,000	1,449,045
SF Housing, Series 159, 4.05%, 12/01/32	12,000,000	12,241,920
SF Housing, Series 162, 3.15%, 12/01/32	10,905,000	10,771,959

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
Massachusetts State Port Authority Revenue, Series A,
AGMC Insured, 4.50%, 7/01/32	5,590,000	5,893,146
AGMC Insured, 4.50%, 7/01/37	7,935,000	8,202,013
AMBAC Insured, Pre-Refunded, 5.00%, 7/01/35	10,000,000	10,278,800
Massachusetts State School Building Authority Dedicated Sales Tax Revenue,
Senior, Series B, 5.00%, 10/15/41	10,000,000	11,292,000
Series A, AMBAC Insured, 4.75%, 8/15/32	15,000,000	16,272,450
Massachusetts State Special Obligation Dedicated Tax Revenue, Refunding, NATL RE, FGIC Insured, 5.50%,
1/01/25	10,900,000	13,318,274
1/01/34	16,900,000	21,276,424
Massachusetts State Transportation Fund Revenue, Accelerated Bridge Program, Series A, 4.00%, 6/01/31	5,555,000	5,904,187
Massachusetts State Water Pollution Abatement Trust Revenue,
2012, Pooled Loan Program, Series 6, 5.50%, 8/01/30	195,000	195,657
2012, Pooled Loan Program, Series 7, 5.125%, 2/01/31	260,000	260,796
State Revolving Fund, Refunding, 5.00%, 8/01/23	3,000,000	3,712,380
State Revolving Fund, Refunding, 5.00%, 8/01/24	3,500,000	4,379,795
Massachusetts State Water Pollution Abatement Trust Water Pollution Abatement Revenue, MWRA Program, Refunding,
Sub Series A, 5.75%, 8/01/29	250,000	250,908
Massachusetts State Water Resources Authority Revenue, General,
Refunding, Series B, AGMC Insured, 5.25%, 8/01/28	5,490,000	7,000,793
Series A, AGMC Insured, 4.50%, 8/01/46	5,325,000	5,473,834
Metropolitan Boston Transit Parking Corp. Systemwide Parking Revenue, senior lien,
5.00%, 7/01/41	7,500,000	8,417,775
Refunding, 5.25%, 7/01/36	5,585,000	6,376,506
Monson GO, AMBAC Insured, 5.25%, 11/01/23	1,675,000	1,679,623
Springfield GO, State Qualified Municipal Purpose Loan, AGMC Insured, 4.50%, 8/01/26	2,000,000	2,124,000
Worcester GO,
Assured Guaranty, 5.00%, 11/01/37	3,000,000	3,283,560
Municipal Purpose Loan, 3.25%, 11/01/25	3,370,000	3,486,096
Municipal Purpose Loan, 3.50%, 11/01/26	3,000,000	3,113,850
Total Municipal Bonds (Cost $464,104,615) 98.1%		496,237,977

Other Assets, less Liabilities 1.9%		9,447,097
Net Assets 100.0%		$505,685,074

ABBREVIATIONS
Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
GO	-	General Obligation
HFA	-	Housing Finance Authority/Agency
HFAR	-	Housing Finance Authority Revenue
MFHR	-	Multi-Family Housing Revenue
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
SF	-	Single Family
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited)

Franklin Michigan Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 90.8%
Michigan 85.4%
Allendale Public School District GO, School Building and Site, Series A, AGMC Insured, 5.00%, 5/01/37	$11,810,000	$12,905,850
Battle Creek School District GO, School Building and Site, AGMC Insured, 5.00%,
5/01/31	4,000,000	4,303,600
5/01/34	10,165,000	10,903,995
Bay City School District GO, Counties of Bay and Saginaw, State of Michigan, School Building and Site, AGMC Insured, Pre-
Refunded, 5.00%, 5/01/31	6,000,000	6,394,140
Caledonia Community Schools GO, School Building and Site, NATL Insured, 5.00%, 5/01/26	3,665,000	4,013,358
Central Michigan University Revenue,
General, AMBAC Insured, Pre-Refunded, 5.00%, 10/01/34	8,905,000	9,260,577
Refunding, 5.00%, 10/01/30	1,910,000	2,238,310
Refunding, 5.00%, 10/01/31	1,055,000	1,231,449
Refunding, 5.00%, 10/01/34	1,600,000	1,846,976
Refunding, 5.00%, 10/01/39	2,000,000	2,290,540
Chippewa Valley Schools GO, Refunding, 5.00%,
5/01/28	6,075,000	7,045,603
5/01/29	6,425,000	7,409,952
5/01/30	6,420,000	7,378,378
5/01/31	3,000,000	3,428,640
5/01/32	6,590,000	7,521,101
Detroit City School District GO, School Building and Site Improvement, Series A, AGMC Insured, 6.00%, 5/01/29	10,000,000	11,722,600
Detroit GO, Distribution State Aid,
5.00%, 11/01/30	5,000,000	5,509,400
5.25%, 11/01/35	5,000,000	5,505,450
Detroit Sewage Disposal System Revenue, second lien, Series A, NATL Insured, 5.125%, 7/01/33	18,790,000	18,914,202
Detroit Water and Sewerage Department Sewage Disposal System Revenue, senior lien, Refunding, Series A, AGMC
Insured, 5.00%, 7/01/39	5,000,000	5,320,550
Detroit Water Supply System Revenue,
second lien, Refunding, Series C, AGMC Insured, 5.00%, 7/01/33	20,000,000	20,363,600
second lien, Series B, NATL Insured, 5.00%, 7/01/34	8,875,000	8,917,689
senior lien, Refunding, Series B, BHAC Insured, 5.25%, 7/01/35	17,500,000	19,149,550
senior lien, Series A, AGMC Insured, 5.00%, 7/01/34	25,725,000	26,279,888
Fraser Public School District GO, School Building and Site, AGMC Insured, 5.00%, 5/01/30	8,520,000	8,653,679
Grand Rapids Building Authority Revenue, Series A, AMBAC Insured, 5.00%, 10/01/28	3,590,000	3,600,483
Grand Rapids Sanitary Sewer System Revenue,
Improvement, Refunding, 5.00%, 1/01/26	1,000,000	1,214,570
Improvement, Refunding, 5.00%, 1/01/28	1,560,000	1,863,763
Improvement, Refunding, 5.00%, 1/01/29	1,000,000	1,188,480
Improvement, Refunding, 5.00%, 1/01/31	2,095,000	2,471,346
Improvement, Refunding, 5.00%, 1/01/32	1,175,000	1,380,919
Improvement, Refunding, 5.00%, 1/01/33	1,125,000	1,317,240
Improvement, Refunding, 5.00%, 1/01/34	1,000,000	1,167,400
Improvement, Refunding, 5.00%, 1/01/35	1,500,000	1,740,705
Improvement, Refunding, 5.00%, 1/01/39	880,000	1,009,888
Improvement, Refunding, 5.00%, 1/01/44	2,000,000	2,281,620
NATL Insured, Pre-Refunded, 5.00%, 1/01/30	4,900,000	5,036,612
Grand Rapids Water Supply System Revenue, Assured Guaranty, 5.10%, 1/01/39	3,000,000	3,307,890
Grand Valley State University Revenue, General,
Pre-Refunded, 5.75%, 12/01/34	1,500,000	1,657,995
Refunding, Series A, AGMC Insured, 5.00%, 12/01/28	17,165,000	19,035,642
Refunding, Series A, AGMC Insured, 5.00%, 12/01/33	8,570,000	9,336,672
HealthSource Saginaw Inc. Saginaw County GO, NATL Insured, Pre-Refunded, 5.00%, 5/01/29	4,145,000	4,227,941
Jackson County Hospital Finance Authority Revenue, W.A. Foote Memorial Hospital, Refunding, Series C, Assured
Guaranty, 5.00%, 6/01/26	10,000,000	10,728,400
Kalamazoo Hospital Finance Authority Hospital Facility Revenue, Bronson Methodist Hospital, Refunding,
Assured Guaranty, 5.25%, 5/15/36	10,000,000	10,866,400
Series B, AGMC Insured, 5.00%, 5/15/26	7,000,000	7,679,420
L'Anse Creuse Public Schools GO, School Building and Site, AGMC Insured, 5.00%, 5/01/35	10,000,000	10,179,900
Lansing Board of Water and Light Utility System Revenue, Series A, 5.50%, 7/01/41	10,000,000	11,942,900
Lansing Community College GO, College Building and Site, Refunding, 5.00%, 5/01/32	3,000,000	3,404,520

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
Lapeer Community Schools GO, School Building and Site, AGMC Insured, 5.00%,
5/01/33	4,400,000	4,743,948
5/01/37	4,325,000	4,581,732
Lenawee County Hospital Finance Authority Hospital Revenue, ProMedica Healthcare Obligated Group, Refunding, Series
B, 6.00%, 11/15/35	5,000,000	5,862,700
Livonia Public Schools School District GO, School Building and Site, Series I, AGMC Insured, 5.00%,
5/01/36	5,725,000	6,284,619
5/01/38	6,000,000	6,581,940
5/01/43	16,850,000	18,280,902
Michigan State Building Authority Revenue,
Facilities Program, Refunding, Series I, 6.25%, 10/15/38	15,000,000	17,311,950
Facilities Program, Refunding, Series I, AMBAC Insured, 5.00%, 10/15/33	4,450,000	4,617,364
Facilities Program, Refunding, Series I-A, 5.00%, 10/15/33	5,000,000	5,652,750
Facilities Program, Refunding, Series I-A, 5.50%, 10/15/45	2,000,000	2,251,280
Facilities Program, Refunding, Series I-A, 5.25%, 10/15/47	5,000,000	5,629,350
Facilities Program, Refunding, Series II, AMBAC Insured, 5.00%, 10/15/33	21,000,000	21,789,810
Refunding, Series IA, AGMC Insured, 5.00%, 10/15/31	15,530,000	16,476,243
Refunding, Series IA, AGMC Insured, 5.00%, 10/15/32	10,000,000	10,592,200
Refunding, Series IA, AGMC Insured, 5.00%, 10/15/36	1,000,000	1,056,570
Michigan State Comprehensive Transportation Revenue, Refunding, AGMC Insured, 5.00%,
5/15/26	4,740,000	5,029,946
5/15/31	8,000,000	8,480,960
Michigan State Finance Authority Revenue,
Hospital, Oakwood Obligated Group, Refunding, 5.00%, 8/15/28	5,585,000	6,284,186
Hospital, Oakwood Obligated Group, Refunding, 5.00%, 8/15/29	5,865,000	6,603,990
Hospital, Oakwood Obligated Group, Refunding, 5.00%, 8/15/30	4,105,000	4,595,876
Hospital, Oakwood Obligated Group, Refunding, 5.00%, 8/15/31	2,340,000	2,614,201
Hospital, Oakwood Obligated Group, Refunding, AGMC Insured, 5.00%, 11/01/32	10,005,000	11,121,558
Hospital, Oakwood Obligated Group, Refunding, AGMC Insured, 5.00%, 11/01/42	12,000,000	12,582,480
Hospital, Sparrow Obligated Group, AGMC Insured, 5.00%, 11/15/42	8,000,000	8,664,640
State Revolving Fund, Clean Water, 5.00%, 10/01/28	3,000,000	3,551,190
State Revolving Fund, Clean Water, 5.00%, 10/01/29	3,000,000	3,532,440
State Revolving Fund, Clean Water, 5.00%, 10/01/32	2,000,000	2,322,540
Michigan State HDA Rental Housing Revenue, Series A, 5.25%, 10/01/46	1,810,000	1,920,682
Michigan State Hospital Finance Authority Revenue,
Hospital, Sparrow Obligated Group, Refunding, 5.00%, 11/15/31	10,000,000	10,650,800
Hospital, Sparrow Obligated Group, Refunding, NATL Insured, 5.00%, 11/15/31	8,500,000	9,065,590
Hospital, Sparrow Obligated Group, Refunding, NATL Insured, 5.00%, 11/15/36	12,465,000	12,549,014
Hospital, Sparrow Obligated Group, Refunding, NATL Insured, 5.00%, 11/15/36	6,165,000	6,523,063
Mclaren Healthcare, Refunding, Series A, 5.00%, 6/01/26	2,065,000	2,379,252
Mclaren Healthcare, Refunding, Series A, 5.00%, 6/01/27	2,285,000	2,616,074
Mclaren Healthcare, Refunding, Series A, 5.00%, 6/01/28	2,615,000	2,969,332
Mclaren Healthcare, Refunding, Series A, 5.00%, 6/01/35	2,250,000	2,464,582
MidMichigan Obligated Group, Series A, 6.125%, 6/01/39	5,000,000	5,756,800
St. John Health System, Series A, AMBAC Insured, ETM, 5.125%, 5/15/17	11,145,000	11,182,893
Trinity Health Credit Group, Series A, 6.50%, 12/01/33	25,000,000	29,214,500
Trinity Health Credit Group, Series B, 5.00%, 12/01/48	20,000,000	21,404,400
Michigan State Revenue, Grant Anticipation Bonds, AGMC Insured, 5.25%, 9/15/27	10,000,000	11,148,900
Michigan State Strategic Fund Limited Obligation Revenue,
Detroit Edison Co. Exempt Facilities Project, Mandatory Put 8/01/16, Refunding, Series ET, Sub Series ET-2, 5.50%,
8/01/29	10,000,000	10,722,100
Detroit Edison Co. Pollution Control Bonds Project, Refunding, Collateralized Series BB, AMBAC Insured, 7.00%, 5/01/21	3,000,000	3,803,160
Michigan State University Revenue, General, Refunding, Series C, 5.00%, 2/15/44	14,630,000	16,326,934
Northview Public Schools District GO, School Building and Site, 5.00%, 5/01/41	3,000,000	3,285,000
Oakland University Board of Trustees Revenue, General,
5.00%, 3/01/42	8,770,000	9,546,320
Refunding, 5.00%, 3/01/27	1,000,000	1,168,290
Refunding, 5.00%, 3/01/30	1,010,000	1,161,419
Refunding, 5.00%, 3/01/31	1,260,000	1,443,456
Refunding, 5.00%, 3/01/32	1,000,000	1,140,440
Refunding, 5.00%, 3/01/33	1,285,000	1,459,966
Refunding, 5.00%, 3/01/34	1,000,000	1,132,750
Refunding, 5.00%, 3/01/39	3,000,000	3,357,660
Rockford Public Schools GO, School Building and Site, AGMC Insured, 5.00%, 5/01/33	5,000,000	5,597,450

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital Obligated Group,
Refunding, Series D, 5.00%, 9/01/27	3,350,000	3,840,641
Refunding, Series D, 5.00%, 9/01/28	2,500,000	2,846,800
Refunding, Series D, 5.00%, 9/01/39	17,500,000	19,254,900
Series V, Pre-Refunded, 8.25%, 9/01/39	10,000,000	12,725,600
Saginaw City School District GO, School Building and Site, AGMC Insured, 5.00%, 5/01/38	10,555,000	11,209,727
Saginaw Valley State University Revenue, General, Refunding, AGMC Insured, 5.00%, 7/01/28	7,050,000	7,830,787
South Redford School District GO, School Building and Site, NATL Insured, Pre-Refunded, 5.00%, 5/01/30	3,500,000	3,570,035
Southfield Library Building Authority GO, Refunding, NATL Insured, 5.00%, 5/01/30	6,535,000	6,653,414
Southfield Public Schools GO, Refunding, NATL Insured, 4.75%, 5/01/29	9,040,000	9,686,270
Sturgis Public School District GO, Refunding, NATL RE, FGIC Insured, 5.00%, 5/01/30	4,715,000	4,800,247
Trenton Public Schools GO, School Building and Site, AGMC Insured, 5.00%,
5/01/31	4,575,000	4,992,103
5/01/38	8,150,000	8,658,234
Warren Consolidated School District GO, School Building and Site, 5.00%, 5/01/32	2,500,000	2,807,025
Wayne Charter County GO,
Airport Hotel, Detroit Metropolitan Wayne County Airport, Series A, NATL Insured, 5.25%, 12/01/25	17,000,000	17,024,480
Airport Hotel, Detroit Metropolitan Wayne County Airport, Series A, NATL Insured, 5.00%, 12/01/30	10,750,000	10,758,385
Capital Improvement, Series A, AGMC Insured, 5.00%, 2/01/34	7,640,000	7,928,716
Capital Improvement, Series A, AGMC Insured, 5.00%, 2/01/38	12,135,000	12,524,048
Wayne County Airport Authority Revenue, Detroit Metropolitan Wayne County Airport, Refunding, NATL RE, FGIC Insured,
5.00%,
12/01/27	9,910,000	10,900,504
12/01/28	10,170,000	11,170,830
Wayne State University Revenue, General, Refunding, AGMC Insured, 5.00%,
11/15/28	23,550,000	26,278,503
11/15/35	22,435,000	24,851,923
Western Michigan University Revenue, General, AGMC Insured, 5.00%,
11/15/28	5,500,000	6,134,975
11/15/32	6,410,000	6,998,630
Zeeland Public Schools GO, Refunding, NATL Insured, 5.00%, 5/01/25	3,350,000	3,417,033
		969,101,785
U.S. Territories 5.4%
Puerto Rico 5.4%
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate,
Series A, 5.375%, 8/01/39	9,000,000	6,656,040
Series A, 6.375%, 8/01/39	10,000,000	8,391,600
Series A, 6.00%, 8/01/42	25,000,000	19,528,750
Series C, 5.50%, 8/01/40	15,000,000	11,316,750
Series C, 5.25%, 8/01/41	21,345,000	15,567,122
		61,460,262
Total Municipal Bonds (Cost $990,826,749) 90.8%		1,030,562,047

Other Assets, less Liabilities 9.2%		104,771,938
Net Assets 100.0%		$1,135,333,985

ABBREVIATIONS

Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BHAC	-	Berkshire Hathaway Assurance Corp.
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
FICO	-	Financing Corp.
GO	-	General Obligation
HDA	-	Housing Development Authority/Agency
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited)

Franklin Minnesota Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 99.6%
Minnesota 99.6%
Alexandria ISD No. 206 GO, School Building, Minnesota School District Credit Enhancement Program, Series A, 5.00%,
2/01/37	$11,700,000	$13,310,037
Anoka County Regional Railroad Authority GO, Series A, XLCA Insured, 4.50%, 2/01/32	11,125,000	11,729,532
Anoka-Hennepin ISD No. 11 GO, Anoka and Hennepin Counties, School Building, Minnesota School District Credit
Enhancement Program, Refunding, Series A, Assured Guaranty, 5.00%, 2/01/20	5,870,000	6,832,621
Bemidji GO, Sales Tax Revenue, Refunding, 5.25%, 2/01/38	12,055,000	13,577,185
Big Lake ISD No. 727 GO, Refunding, Series B, 5.00%,
2/01/23	2,990,000	3,557,054
2/01/24	3,000,000	3,562,380
2/01/25	2,225,000	2,627,547
Blue Earth County EDA Public Project Lease Revenue, Series A, NATL Insured, 4.50%, 12/01/24	1,055,000	1,150,256
Brainerd ISD No. 181 GO, School Building, Refunding, Series A, 4.00%,
2/01/19	5,025,000	5,611,719
2/01/20	5,025,000	5,613,880
Burnsville ISD No. 191 GO, Alternative Facilities, Series A, 3.00%,
2/01/29	1,570,000	1,603,535
2/01/30	2,880,000	2,943,389
Cambridge ISD No. 911 GO, School Building, Minnesota School District Credit Enhancement Program,
Refunding, Series A, 3.00%, 2/01/27	3,410,000	3,521,098
Refunding, Series A, 3.00%, 2/01/30	5,585,000	5,686,033
Series A, NATL Insured, 4.25%, 2/01/24	1,235,000	1,242,743
Center City Health Care Facilities Revenue, Hazelden Foundation Project, 5.00%, 11/01/41	1,600,000	1,692,576
Central Municipal Power Agency Revenue, Brookings, South East Twin Cities Transmission Project, 5.00%,
1/01/32	1,150,000	1,280,146
1/01/42	1,615,000	1,762,498
Chaska ISD No. 112 GO,
Alternative Facilities, Minnesota School District Credit Enhancement Program, Refunding, Series A, 5.00%, 2/01/20	4,135,000	4,855,606
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A, 4.00%, 2/01/20	4,475,000	5,033,301
School Building, Series A, NATL Insured, 4.50%, 2/01/28	15,000,000	16,196,700
Chisago County GO, Capital Improvement, Series A, NATL Insured, Pre-Refunded, 4.75%, 2/01/26	2,415,000	2,540,049
Dakota County CDA Governmental Housing Development GO, Senior Housing Facilities, Series A, 5.125%, 1/01/35	2,625,000	2,879,389
Dakota County CDA, SFMR, MBS Program, Series A, GNMA Secured, 4.875%, 12/01/33	1,120,000	1,207,461
Duluth ISD No. 709 COP, Full Term Certificates, Series B,
4.75%, 2/01/25	8,445,000	9,428,505
AGMC Insured, 5.00%, 2/01/28	18,890,000	21,085,207
Edina ISD No. 273 GO, Alternative Facilities, Series A,
2.375%, 2/01/25	2,445,000	2,473,729
2.50%, 2/01/26	3,000,000	3,003,360
Elk River ISD No. 728 GO, School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A,
AGMC Insured, 4.25%,
2/01/23	3,000,000	3,220,620
2/01/24	5,265,000	5,649,819
Ely Housing and RDAR, Housing Development, Series A, XLCA Insured, 4.50%, 11/01/41	1,530,000	1,567,975
Farmington ISD No. 192 GO, School Building,
Refunding, Series A, AGMC Insured, 4.50%, 2/01/24	5,015,000	5,228,990
Series B, AGMC Insured, 5.00%, 2/01/23	3,000,000	3,022,530
Series B, AGMC Insured, 4.75%, 2/01/27	16,075,000	16,791,945
Fergus Falls ISD No. 544 GO, School Building, Minnesota School District Credit Enhancement Program, Series A, AGMC
Insured, 5.00%, 1/01/25	1,655,000	1,858,366
Fridley ISD No. 014 GO, Fridley Public Schools, Alternative Facilities, Series A, AGMC Insured, 4.375%, 2/01/27	1,040,000	1,103,326
Hennepin County Regional Railroad Authority GO, Refunding, Series A, 4.00%,
12/01/27	2,475,000	2,694,409
12/01/28	1,590,000	1,725,452
Hennepin County Sales Tax Revenue,
first lien, Ballpark Project, Series A, 4.75%, 12/15/37	25,000,000	27,229,250
second lien, Ballpark Project, Series B, 5.00%, 12/15/17	1,740,000	1,944,659
second lien, Ballpark Project, Series B, 5.00%, 12/15/21	5,000,000	5,632,900
Jackson County GO, Capital Improvement Plan, Series A, 3.125%, 2/01/38	3,000,000	2,929,650
Jordan ISD No. 717 GO, School Building, Series A, 5.00%,
2/01/31	1,460,000	1,695,148

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
2/01/32	2,000,000	2,314,220
2/01/33	1,700,000	1,960,389
2/01/34	1,805,000	2,075,804
2/01/35	1,000,000	1,147,690
Lakeville GO, Refunding, Series B,
4.00%, 2/01/21	1,000,000	1,126,490
3.00%, 2/01/30	4,690,000	4,790,178
Lakeville ISD No. 194 GO,
Alternative Facilities, Series B, 3.00%, 2/01/25	3,560,000	3,659,466
School Building, Refunding, Series B, Assured Guaranty, 5.00%, 2/01/16	5,405,000	5,699,194
School Building, Refunding, Series B, Assured Guaranty, 5.00%, 2/01/17	5,750,000	6,300,217
School Building, Refunding, Series D, 4.25%, 2/01/24	7,000,000	7,378,560
Maple Grove GO, Improvement, Refunding, Series A, 4.00%,
2/01/21	2,100,000	2,385,306
2/01/22	2,470,000	2,813,923
Metropolitan Council Minneapolis-St. Paul Metropolitan Area GO, Wastewater, Series B, 4.50%, 12/01/26	5,000,000	5,204,800
Minneapolis and St. Paul Housing and RDA Health Care Facilities Revenue, Children's Hospitals and Clinics, Series A-1,
AGMC Insured, 5.00%, 8/15/34	1,000,000	1,083,840
Minneapolis GO, Various Purpose, Refunding, 4.00%, 12/01/25	3,500,000	3,724,035
Minneapolis Health Care System Revenue, Fairview Health Services,
Series B, Assured Guaranty, 6.50%, 11/15/38	35,000,000	40,562,900
Series D, AMBAC Insured, 5.00%, 11/15/34	12,645,000	12,801,545
Minneapolis-St. Paul Metropolitan Airports Commission Airport Revenue,
senior bond, Refunding, Series A, 5.00%, 1/01/35	9,295,000	10,519,709
senior bond, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/20	5,400,000	5,889,834
senior bond, Refunding, Series A, BHAC Insured, 5.00%, 1/01/23	14,800,000	16,065,400
senior bond, Refunding, Series A, BHAC Insured, 5.00%, 1/01/26	10,000,000	10,865,800
Subordinate Airport, Refunding, Series B, 5.00%, 1/01/26	1,250,000	1,475,525
Subordinate Airport, Refunding, Series B, 5.00%, 1/01/27	1,500,000	1,758,840
Subordinate Airport, Refunding, Series B, 5.00%, 1/01/28	2,250,000	2,614,365
Minnesota Agricultural and Economic Development Board Revenue,
Health Care Facilities, Essentia Health Obligated Group, Series C-1, Assured Guaranty, 5.00%, 2/15/30	14,600,000	15,995,614
Health Care Facilities, Essentia Health Obligated Group, Series E, Assured Guaranty, 5.00%, 2/15/37	20,600,000	21,635,150
Health Care System, Fairview Hospital and Healthcare Services, Refunding, Series A, NATL Insured, 5.75%, 11/15/26	365,000	366,161
Minnesota Public Facilities Authority Clean Water Revenue, Series A, Pre-Refunded, 5.00%, 3/01/24	6,900,000	7,601,868
Minnesota Public Facilities Authority Revolving Fund Revenue, Series C, 5.00%, 3/01/26	16,530,000	19,246,375
Minnesota Public Facilities Authority State Revenue, Refunding, Series A, 5.00%, 3/01/24	17,010,000	21,086,276
Minnesota State 911 Revenue, Public Safety Radio Communication System Project, Assured Guaranty,
4.50%, 6/01/22	1,000,000	1,120,200
4.50%, 6/01/24	3,745,000	4,198,594
5.00%, 6/01/24	3,000,000	3,383,490
Minnesota State Colleges and Universities Revenue, Board of Trustees, Fund,
Refunding, Series A, 5.00%, 10/01/22	1,410,000	1,707,087
Series A, 4.00%, 10/01/24	1,535,000	1,713,920
Series A, 5.00%, 10/01/28	2,135,000	2,462,253
Series A, 4.625%, 10/01/29	6,615,000	7,355,351
Series A, NATL Insured, 5.00%, 10/01/22	1,745,000	1,810,664
Series A, NATL Insured, 5.00%, 10/01/23	1,825,000	1,893,200
Series A, NATL Insured, 5.00%, 10/01/24	1,900,000	1,970,357
Series A, NATL Insured, 5.00%, 10/01/25	1,155,000	1,197,377
Series A, NATL Insured, 5.00%, 10/01/26	1,715,000	1,777,203
Series A, NATL Insured, 5.00%, 10/01/32	5,540,000	5,720,272
Minnesota State COP, Legislative Office Facility Project, 5.00%, 6/01/36	4,115,000	4,742,826
Minnesota State General Fund Revenue, Appropriation,
Refunding, Series A, 4.00%, 3/01/26	4,000,000	4,375,760
Refunding, Series A, 3.00%, 3/01/30	2,000,000	1,914,440
Refunding, Series B, 5.00%, 3/01/22	1,530,000	1,839,213
Series A, 5.00%, 6/01/32	7,000,000	8,122,590
Series A, 5.00%, 6/01/38	8,500,000	9,596,415
Minnesota State GO,
Highway and Various Purpose, 5.00%, 8/01/23	2,935,000	3,255,619
Highway and Various Purpose, AGMC Insured, 5.00%, 8/01/22	1,000,000	1,110,920
Highway and Various Purpose, AGMC Insured, 5.00%, 8/01/25	10,000,000	11,061,600
Highway and Various Purpose, Pre-Refunded, 5.00%, 8/01/23	65,000	72,465
NATL Insured, Pre-Refunded, 5.00%, 6/01/26	8,350,000	8,932,162

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
NATL Insured, Pre-Refunded, 5.00%, 6/01/26	1,650,000	1,763,751
Various Purpose, Refunding, Series F, 4.00%, 10/01/25	15,000,000	16,987,950
Various Purpose, Refunding, Series H, 5.00%, 11/01/27	2,500,000	2,903,750
Various Purpose, Series A, 4.25%, 12/01/27	5,000,000	5,580,100
Various Purpose, Series A, 4.50%, 12/01/28	15,540,000	17,496,020
Minnesota State HFA Homeownership Finance Revenue, MBS Program,
Series E, GNMA Secured, 4.45%, 7/01/31	4,125,000	4,363,301
Series G, GNMA Secured, 4.00%, 7/01/26	2,050,000	2,201,536
Series G, GNMA Secured, 4.40%, 7/01/32	3,420,000	3,727,287
Minnesota State HFAR,
Nonprofit Housing State Appropriation, 4.00%, 8/01/29	3,675,000	3,937,763
Nonprofit Housing State Appropriation, 5.00%, 8/01/31	2,225,000	2,571,677
Residential Housing Finance, Series E, 4.90%, 7/01/29	8,790,000	9,215,084
Residential Housing Finance, Series E, 5.10%, 1/01/40	8,405,000	8,773,727
Minnesota State Higher Education Facilities Authority Revenue,
Carleton College, Series 7-D, 5.00%, 3/01/40	4,000,000	4,395,080
Macalester College, Series 7-I, 5.00%, 6/01/35	5,000,000	5,695,800
University of St. Thomas, Series 6-X, 5.00%, 4/01/29	2,250,000	2,426,220
University of St. Thomas, Series 6-X, 5.25%, 4/01/39	10,000,000	10,751,900
University of St. Thomas, Series 7-A, 5.00%, 10/01/29	5,420,000	6,061,240
University of St. Thomas, Series 7-A, 5.00%, 10/01/39	4,485,000	4,991,805
Minnesota State Municipal Power Agency Electric Revenue,
[a] Refunding, Series A, 4.00%, 10/01/31	1,265,000	1,334,411
[a] Refunding, Series A, 4.00%, 10/01/32	1,200,000	1,260,708
[a] Refunding, Series A, 4.00%, 10/01/33	1,000,000	1,047,180
[a] Refunding, Series A, 5.00%, 10/01/34	1,000,000	1,148,900
[a] Refunding, Series A, 5.00%, 10/01/35	1,005,000	1,150,082
Series A, 5.25%, 10/01/35	12,000,000	13,453,680
Minnesota State Public Facilities Authority Clean Water Revenue, Series B, 4.75%, 3/01/27	5,000,000	5,404,600
Mounds View ISD No. 621 GO, School Building, Minnesota School District Credit Enhancement Program, Refunding, Series
A, 4.00%, 2/01/20	1,000,000	1,115,460
New Brighton GO, Tax Increment, Series A, NATL Insured, 5.00%, 2/01/32	5,110,000	5,514,967
New Prague ISD No. 721 GO, School Building, Minnesota School District Credit Enhancement Program, Refunding, Series
A, 4.00%,
2/01/22	3,090,000	3,503,998
2/01/23	3,045,000	3,445,357
2/01/24	3,245,000	3,663,540
2/01/25	3,300,000	3,692,898
Northern Municipal Power Agency Electric System Revenue,
Refunding, Series A, Assured Guaranty, 5.00%, 1/01/21	1,505,000	1,655,681
Series A, 5.00%, 1/01/30	1,190,000	1,342,284
Series A, AMBAC Insured, 5.00%, 1/01/26	2,000,000	2,198,960
Northfield ISD No. 659 GO, School Building, Refunding, Series A, 4.00%, 2/01/20	3,420,000	3,832,657
Ramsey GO, Capital Improvement Plan, Refunding, Series A,
3.00%, 12/15/28	1,105,000	1,116,901
3.375%, 12/15/31	1,215,000	1,252,252
Robbinsdale ISD No. 281 GO, School Building, Refunding, Series B, 4.00%, 2/01/19	2,660,000	2,943,130
Rochester Electricity Utility Revenue, Series B, 5.00%, 12/01/43	1,000,000	1,142,240
Rochester Health Care Facilities Revenue, Mayo Clinic,
Mandatory Put 11/15/21, Series C, 4.50%, 11/15/38	15,485,000	18,017,881
Series D, 5.00%, 11/15/38	5,000,000	5,573,750
Series E, 5.00%, 11/15/38	20,000,000	22,295,000
Rosemount ISD No. 196 GO, School Building, Refunding, Series C, 4.00%,
2/01/21	1,365,000	1,541,904
2/01/22	2,380,000	2,692,661
Sauk Rapids ISD No. 047 GO, School Building, Refunding, Series A, AGMC Insured,
5.00%, 2/01/22	2,200,000	2,315,258
4.50%, 2/01/25	2,175,000	2,268,329
Scott County GO, Capital Improvement Plan, Series A, AMBAC Insured, 5.00%, 12/01/27	5,590,000	6,279,750
Shakopee ISD No. 720 GO, School Building, Crossover, Refunding, 4.00%, 2/01/26	1,600,000	1,753,856
Southern Minnesota Municipal Power Agency Power Supply System Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/19	5,875,000	5,532,135
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/20	14,035,000	12,782,096
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/23	4,000,000	3,210,640
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/26	5,395,000	3,783,028

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/27	6,600,000	4,423,848
Capital Appreciation, Refunding, Series C, AMBAC Insured, zero cpn., 1/01/18	15,935,000	15,396,556
Refunding, Series A, 5.00%, 1/01/21	1,000,000	1,131,150
Refunding, Series A, 5.00%, 1/01/22	2,060,000	2,328,439
Refunding, Series A, 5.50%, 1/01/24	1,000,000	1,149,930
Refunding, Series A, 5.25%, 1/01/30	2,000,000	2,234,980
Series A, NATL Insured, Pre-Refunded, 5.75%, 1/01/18	760,000	781,804
Spring Lake Park ISD No. 16 GO, School Building, Series A, AGMC Insured, 5.00%, 2/01/29	4,025,000	4,213,692
St. Cloud Health Care Revenue, CentraCare Health System Project,
Series A, 5.125%, 5/01/30	10,000,000	11,218,400
Series D, Assured Guaranty, 5.375%, 5/01/31	1,000,000	1,116,250
Series D, Assured Guaranty, 5.50%, 5/01/39	27,400,000	30,031,770
St. Michael ISD No. 885 GO,
Refunding, Series A, 4.25%, 2/01/32	10,295,000	11,313,381
School Building, Refunding, Series A, AGMC Insured, 5.00%, 2/01/24	2,735,000	2,817,597
School Building, Series A, AGMC Insured, Pre-Refunded, 4.75%, 2/01/29	5,000,000	5,258,900
St. Paul Housing and RDA Health Care System Revenue, Allina Health System,
Refunding, Series A-1, 5.25%, 11/15/29	5,000,000	5,764,700
Series A, NATL Insured, 5.00%, 11/15/22	5,000,000	5,542,900
St. Paul ISD No. 625 GO, School Building, Minnesota School District Credit Enhancement Program,
Refunding, Series B, 5.00%, 2/01/24	2,925,000	3,536,120
Series A, 3.00%, 2/01/30	1,385,000	1,376,607
Series A, 3.00%, 2/01/31	1,195,000	1,179,871
Series A, AGMC Insured, 5.00%, 2/01/24	1,615,000	1,761,125
Series A, AGMC Insured, 5.00%, 2/01/25	1,675,000	1,826,554
Series A, AGMC Insured, 5.00%, 2/01/26	1,745,000	1,902,888
St. Paul Sales Tax Revenue,
[a] Series G, 5.00%, 11/01/31	1,000,000	1,152,740
[a] Series G, 5.00%, 11/01/32	1,000,000	1,148,160
sub. bond, Series A, XLCA Insured, 5.00%, 11/01/30	7,360,000	7,790,413
University of Minnesota Regents GO, Series A,
4.00%, 2/01/26	2,425,000	2,697,643
5.25%, 4/01/29	1,000,000	1,154,270
5.125%, 4/01/34	1,000,000	1,124,930
University of Minnesota Regents Revenue, State Supported Biomedical Science Research Facilities Funding Program,
Series B, 5.00%, 8/01/36	5,000,000	5,625,200
University of Minnesota Revenue, Series B, 5.00%, 1/01/38	4,500,000	5,198,850
Waconia ISD No. 110 GO, School Building, Refunding, Series B, 4.125%, 2/01/22	3,000,000	3,303,150
Watertown ISD No. 111 GO, School Building, Series A, AGMC Insured, 5.00%, 2/01/24	2,725,000	2,803,589
Western Minnesota Municipal Power Agency Revenue,
Refunding, Series A, 5.00%, 1/01/24	5,000,000	6,002,150
Refunding, Series A, 5.00%, 1/01/25	3,370,000	4,012,592
Refunding, Series A, 5.00%, 1/01/29	1,200,000	1,398,132
Series A, 5.00%, 1/01/40	8,075,000	9,212,041
Series A, 5.00%, 1/01/46	11,870,000	13,481,352
Series A, AGMC Insured, 5.00%, 1/01/36	6,000,000	6,405,000
Willmar GO, Rice Memorial Hospital Project, Refunding, Series A,
5.00%, 2/01/24	1,100,000	1,279,971
5.00%, 2/01/26	1,325,000	1,527,725
3.00%, 2/01/28	2,150,000	2,142,991
3.00%, 2/01/29	1,000,000	989,720
Total Municipal Bonds (Cost $955,705,458) 99.6%		1,027,654,273
Other Assets, less Liabilities 0.4%		4,588,093
Net Assets 100.0%		$1,032,242,366

a Security purchased on a when-issued basis.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)

ABBREVIATIONS

Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BHAC	-	Berkshire Hathaway Assurance Corp.
CDA	-	Community Development Authority/Agency
COP	-	Certificate of Participation
EDA	-	Economic Development Authority
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HFA	-	Housing Finance Authority/Agency
HFAR	-	Housing Finance Authority Revenue
ISD	-	Independent School District
MBS	-	Mortgage-Backed Security
NATL	-	National Public Financial Guarantee Corp.
RDA	-	Redevelopment Agency/Authority
RDAR	-	Redevelopment Agency Revenue
SFMR	-	Single Family Mortgage Revenue
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited)

Franklin Missouri Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 99.4%
Missouri 92.4%
Bi-State Development Agency Missouri-Illinois Metropolitan District Mass Transit Sales Tax Revenue,
Combined Lien, Refunding, Series A, 5.00%, 10/01/33	$14,425,000	$16,284,238
Combined Lien, Refunding, Series A, 5.00%, 10/01/44	10,000,000	11,069,300
Metrolink Cross County Extension Project, Assured Guaranty, 5.00%, 10/01/35	5,500,000	5,975,255
Metrolink Cross County Extension Project, Assured Guaranty, 5.00%, 10/01/39	30,300,000	32,777,025
Cape Girardeau County IDA Health Facilities Revenue,
Southeast Missouri Hospital Assn., 5.00%, 6/01/36	7,500,000	7,619,400
St. Francis Medical Center, Refunding, Series A, 5.00%, 6/01/33	5,000,000	5,428,850
St. Francis Medical Center, Refunding, Series A, 5.00%, 6/01/37	11,000,000	11,853,820
St. Francis Medical Center, Series A, 5.75%, 6/01/39	3,150,000	3,487,932
Cape Girardeau County IDA Solid Waste Disposal Revenue, Procter and Gamble Paper Products, 5.30%, 5/15/28	6,875,000	6,877,475
Carroll County Public Water Supply District No. 1 Water System Revenue, Pre-Refunded,
5.625%, 3/01/34	1,000,000	1,157,000
6.00%, 3/01/39	1,000,000	1,169,010
Columbia Special Obligation Electric Utility Improvement Revenue, Annual Appropriation Obligation, Series A, Pre-
Refunded, 5.75%, 10/01/33	10,290,000	11,776,699
Curators of the University of Missouri System Facilities Revenue,
Refunding, 5.00%, 11/01/27	1,065,000	1,234,473
Refunding, Series A, 5.00%, 11/01/26	7,830,000	9,631,526
Series A, Pre-Refunded, 5.00%, 11/01/33	5,000,000	5,635,450
Series A, Pre-Refunded, 5.00%, 11/01/35	20,000,000	22,541,800
System Facilities, Refunding, Series A, 5.00%, 11/01/25	4,150,000	4,322,267
System Facilities, Refunding, Series A, 5.00%, 11/01/26	2,635,000	2,743,140
Ferguson Reorganized School District No. R-2 GO, Missouri Direct Deposit Program, 5.00%, 5/01/24	1,265,000	1,507,374
Hannibal IDA Health Facilities Revenue, Refunding, 5.00%, 3/01/22	1,000,000	1,021,490
Independence School District GO, Missouri Direct Deposit Program, Series A, 5.00%,
3/01/27	3,300,000	3,824,337
3/01/28	3,000,000	3,475,050
3/01/29	3,000,000	3,471,780
Jackson County Reorganized School District No. 4 Blue Springs GO, Refunding and Improvement, Series A, 5.00%, 3/01/29	4,000,000	4,529,440
Jackson County Special Obligation Revenue, Harry S. Truman Sports Complex Project,
AMBAC Insured, Pre-Refunded, 5.00%, 12/01/28	2,400,000	2,617,080
AMBAC Insured, Pre-Refunded, 5.00%, 12/01/29	26,925,000	29,360,366
Refunding, 5.00%, 12/01/31	5,000,000	5,787,850
Jefferson County Consolidated School District No. 006 Lease Participation COP, AGMC Insured, Pre-Refunded, 5.00%,
3/01/25	1,050,000	1,062,495
Joplin IDA Health Facilities Revenue, Freeman Health System Project,
5.125%, 2/15/26	6,000,000	6,626,820
5.00%, 2/15/28	1,150,000	1,259,423
5.50%, 2/15/29	2,000,000	2,047,900
5.50%, 2/15/31	2,055,000	2,264,117
5.75%, 2/15/35	2,500,000	2,558,500
Joplin Schools GO, Schools Building, Direct Deposit Program, 5.00%,
3/01/32	1,250,000	1,438,238
3/01/33	2,175,000	2,493,964
Kansas City IDAR,
Downtown Redevelopment District, Refunding, Series A, 5.50%, 9/01/29	5,000,000	5,764,450
Downtown Redevelopment District, Refunding, Series A, 5.50%, 9/01/30	12,000,000	13,795,200
Downtown Redevelopment District, Refunding, Series A, 5.00%, 9/01/32	3,000,000	3,243,750
Kansas City Missouri IDA, AMBAC Insured, 5.00%, 12/01/24	4,470,000	4,973,724
Kansas City Missouri IDA, AMBAC Insured, 4.50%, 12/01/32	5,690,000	5,940,986
Kansas City Missouri IDA, AMBAC Insured, 5.00%, 12/01/32	15,000,000	16,499,250
Kansas City Sanitary Sewer System Revenue,
Improvement and Refunding, Series A, 5.00%, 1/01/37	29,210,000	32,381,622
Series A, 5.25%, 1/01/34	9,500,000	10,742,885
Kansas City Special Obligation Revenue,
Downtown Arena Project, Refunding and Improvement, Series C, 5.125%, 4/01/38	10,000,000	10,697,300
East Village Project, Series B, Assured Guaranty, 5.00%, 4/15/31	6,445,000	7,077,963
Kansas City Water Revenue, Refunding and Improvement, Series A, 5.25%, 12/01/32	12,725,000	14,573,688
Lincoln University Auxiliary System Sub. Revenue, Assured Guaranty, 5.125%, 6/01/37	2,325,000	2,528,205

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
Metropolitan St. Louis Sewer District Wastewater System Revenue,
Series A, 5.75%, 5/01/38	2,000,000	2,229,300
Series C, NATL Insured, 5.00%, 5/01/36	22,740,000	24,855,730
Missouri Development Finance Board Cultural Facilities Revenue, Series B, 5.00%, 6/01/37	28,435,000	30,987,041
Missouri State Board of Public Buildings Special Obligation Revenue, Refunding, Series A, 4.00%, 10/01/25	3,870,000	4,209,515
Missouri State Development Finance Board Infrastructure Facilities Leasehold Revenue, Electric Systems Project, Refunding
and Improvement, Series F, 4.00%, 6/01/37	2,940,000	2,997,271
Missouri State Development Finance Board Revenue,
Annual Appropriation Sewer System, Series B, 5.00%, 11/01/41	7,000,000	7,410,130
Independence Missouri Electric System, Dodwood Project, Series A, 5.00%, 6/01/37	5,000,000	5,324,350
Missouri State Development Finance Board Solid Waste Disposal Revenue, Procter and Gamble Paper Product, 5.20%,
3/15/29	3,000,000	3,546,960
Missouri State Environmental Improvement and Energy Resources Authority Water PCR, State Revolving Fund Program,
Series A, 5.75%, 1/01/16	30,000	30,122
Series B, 5.80%, 1/01/15	15,000	15,067
Series B, 7.20%, 7/01/16	60,000	60,303
Series B, AGMC Insured, 6.05%, 7/01/16	30,000	30,108
Missouri State Environmental Improvement and Energy Resources Authority Water Pollution Control and Drinking Water
Revenue, State Revolving Funds Programs,
Refunding, Series A, 5.00%, 1/01/23	12,500,000	14,678,000
Refunding, Series A, 5.00%, 1/01/24	7,890,000	9,222,621
Refunding, Series A, 5.00%, 1/01/26	2,315,000	2,797,029
Refunding, Series B, 5.50%, 7/01/21	60,000	60,164
Series A, 5.75%, 1/01/29	2,500,000	2,931,725
Missouri State Health and Educational Facilities Authority Educational Facilities Revenue,
A.T. Still University of Health Sciences, 5.00%, 10/01/26	3,095,000	3,426,134
A.T. Still University of Health Sciences, 5.25%, 10/01/31	1,200,000	1,307,484
A.T. Still University of Health Sciences, 5.00%, 10/01/39	1,250,000	1,371,363
A.T. Still University of Health Sciences, 5.25%, 10/01/41	4,500,000	4,877,685
University of Central Missouri, Series C, 5.00%, 10/01/34	5,000,000	5,573,150
The Washington University, Series A, 5.375%, 3/15/39	16,825,000	18,998,285
The Washington University, Series B, 5.00%, 11/15/37	10,000,000	11,367,000
Webster University Project, Refunding and Improvement, 5.00%, 4/01/36	7,000,000	7,558,040
Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
CoxHealth, 5.50%, 11/15/39	14,325,000	15,643,759
CoxHealth, Series A, 5.00%, 11/15/38	11,680,000	12,893,202
CoxHealth, Series A, 5.00%, 11/15/44	2,760,000	3,004,867
Lake Regional Health System, Refunding, 5.00%, 2/15/24	4,000,000	4,376,320
Lake Regional Health System, Refunding, 5.00%, 2/15/34	7,000,000	7,438,270
SSM Health Care, Series B, 5.00%, 6/01/30	16,150,000	17,999,982
SSM Health Care, Series B, 5.00%, 6/01/34	7,000,000	7,715,470
St. Luke's Episcopal, 5.00%, 12/01/34	7,500,000	7,682,850
St. Luke's Health System, Series A, AGMC Insured, 5.50%, 11/15/35	10,000,000	11,290,300
St. Luke's Health System, Series B, AGMC Insured, 5.50%, 11/15/35	6,725,000	7,592,727
Missouri State Health and Educational Facilities Authority Revenue,
Health Facilities, Children's Mercy Hospital, 5.625%, 5/15/39	9,500,000	10,602,760
Senior Living Facilities, Lutheran Senior Services Projects, 5.75%, 2/01/31	1,900,000	2,173,448
Senior Living Facilities, Lutheran Senior Services Projects, 5.375%, 2/01/35	2,520,000	2,722,684
Senior Living Facilities, Lutheran Senior Services Projects, 6.00%, 2/01/41	4,250,000	4,872,073
Senior Living Facilities, Lutheran Senior Services Projects, 5.50%, 2/01/42	8,985,000	9,760,046
Senior Living Facilities, Lutheran Senior Services Projects, Series A, 5.00%, 2/01/25	1,500,000	1,506,510
Senior Living Facilities, Lutheran Senior Services Projects, Series A, 5.375%, 2/01/35	4,655,000	4,674,970
Senior Living Facilities, Lutheran Senior Services, Refunding, Series B, 5.125%, 2/01/22	3,400,000	3,497,852
Senior Living Facilities, Lutheran Senior Services, Refunding, Series B, 5.125%, 2/01/27	2,700,000	2,767,689
Missouri State Highways and Transit Commission State Road Revenue,
5.00%, 5/01/20	6,875,000	8,016,663
5.00%, 5/01/21	5,000,000	5,809,200
first lien, Series B, Pre-Refunded, 5.00%, 5/01/24	6,005,000	6,408,296
Series A, 5.00%, 5/01/24	1,150,000	1,331,286
Missouri State Housing Development Commission SFMR, Homeownership Loan Program,
Series A-1, GNMA Secured, 4.75%, 9/01/32	415,000	424,433
Series C, GNMA Secured, 5.00%, 3/01/32	685,000	722,168
Series D, GNMA Secured, 4.70%, 3/01/35	2,100,000	2,240,406
Missouri State Joint Municipal Electric Utility Commission Power Project Revenue,
Iatan 2 Project, Refunding, Series A, 5.00%, 1/01/30	3,000,000	3,468,480

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
Iatan 2 Project, Refunding, Series A, 5.00%, 1/01/31	2,000,000	2,305,460
Iatan 2 Project, Refunding, Series A, 5.00%, 1/01/32	1,500,000	1,721,400
Iatan 2 Project, Refunding, Series A, 5.00%, 1/01/34	2,000,000	2,278,240
Iatan 2 Project, Series A, 6.00%, 1/01/39	15,750,000	17,053,155
Plum Point Project, NATL Insured, Pre-Refunded, 5.00%, 1/01/28	5,235,000	5,459,477
Plum Point Project, NATL Insured, Pre-Refunded, 5.00%, 1/01/34	34,945,000	35,980,770
Prairie State Project, Series A, AMBAC Insured, 5.00%, 1/01/42	34,410,000	35,820,810
[a] Refunding, Series A, 5.00%, 1/01/32	10,000,000	11,373,600
[a] Refunding, Series A, 5.00%, 1/01/33	7,500,000	8,509,650
Missouri State Joint Municipal Electric Utility Commission Power Supply System Revenue, MoPEP Facilities, 5.00%,
1/01/32	3,600,000	3,868,776
1/01/37	3,400,000	3,613,792
Monarch-Chesterfield Levee District Revenue, NATL Insured, 5.75%, 3/01/19	1,055,000	1,058,566
Pettis County School District 200 Sedalia Lease COP, Missouri State Assn. of Rural Education, Assured Guaranty, 5.00%,
3/01/27	6,610,000	7,161,406
Riverside-Quindaro Bend Levee District of Platte County Levee Improvement Revenue, L-385 Project, Refunding, Radian
Insured, 5.00%, 3/01/27	5,000,000	5,069,500
Sikeston Electric Revenue, Refunding, 5.00%,
6/01/20	12,525,000	14,171,286
6/01/21	13,130,000	15,027,154
6/01/22	12,570,000	14,528,909
Springfield Public Building Corp. Leasehold Revenue, Springfield Branson Airport, Series A, AMBAC Insured, 5.00%,
7/01/36	5,000,000	5,291,150
Springfield Public Utility Revenue, NATL RE, FGIC Insured, 4.75%, 8/01/34	3,000,000	3,164,400
Springfield School District No. R-12 GO, Missouri Direct Deposit Program,
5.00%, 3/01/33	1,000,000	1,156,940
AGMC Insured, 5.00%, 3/01/26	5,000,000	5,273,600
Springfield Special Obligation Revenue, Sewer System Improvements Project, 5.00%,
4/01/31	1,795,000	2,018,208
4/01/32	1,885,000	2,112,840
St. Joseph IDA Special Obligation Revenue, Sewer System Improvements Project, 5.00%, 4/01/27	2,655,000	2,888,428
St. Louis Airport Revenue, Lambert-St. Louis International Airport,
Refunding, NATL Insured, 5.50%, 7/01/29	13,070,000	15,538,923
Refunding, Series A, AGMC Insured, 5.00%, 7/01/23	14,615,000	16,004,740
Refunding, Series B, AGMC Insured, 5.00%, 7/01/25	9,420,000	10,205,628
Series A-1, 6.125%, 7/01/24	2,000,000	2,380,380
Series A-1, 6.625%, 7/01/34	5,000,000	5,948,750
St. Louis County IDA Senior Living Facilities Revenue,
Friendship Village Chesterfield, 5.00%, 9/01/42	3,165,000	3,203,265
Friendship Village Sunset Hills, Series A, 5.875%, 9/01/43	7,000,000	7,547,190
St. Louis Municipal Finance Corp. Leasehold Revenue, Convention Center Capital Improvement, Series B, Assured
Guaranty, 5.375%, 7/15/38	22,725,000	24,891,147
St. Louis Municipal Finance Corp. Recreation Sales Tax Leasehold Revenue, AMBAC Insured, 5.00%,
2/15/32	8,075,000	8,258,383
2/15/37	7,775,000	7,923,580
		1,006,460,698
U.S. Territories 7.0%
Guam 0.6%
Guam Power Authority Revenue, Refunding, Series A, AGMC Insured, 5.00%, 10/01/25	5,420,000	6,381,942
Puerto Rico 6.4%
Puerto Rico Commonwealth GO, Public Improvement,
Refunding, Series A, 6.50%, 7/01/40	7,000,000	5,259,520
Series A, 6.00%, 7/01/38	6,250,000	4,629,375
Puerto Rico Commonwealth Highways and Transportation Authority Highway Revenue, Series Y, Pre-Refunded, 5.50%,
7/01/36	9,500,000	10,278,525
Puerto Rico Electric Power Authority Power Revenue,
Series WW, 5.50%, 7/01/38	19,320,000	9,953,278
Series XX, 5.75%, 7/01/36	6,000,000	3,091,200
Series XX, 5.25%, 7/01/40	10,000,000	5,151,600
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Industrial
Revenue, Guaynabo Municipal Government Center Project, 5.625%, 7/01/22	2,500,000	2,003,300
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate,
Series A, 5.50%, 8/01/37	13,760,000	10,447,417
Series A, 6.50%, 8/01/44	10,000,000	8,182,300

Franklin Tax-Free Trust
Statement of Investments, November 30, 2014 (unaudited) (continued)
Series C, 5.50%, 8/01/40	15,000,000	11,316,750
		70,313,265
Total U.S. Territories		76,695,207
Total Municipal Bonds (Cost $1,042,415,004) 99.4%		1,083,155,905
Other Assets, less Liabilities 0.6%		6,114,545
Net Assets 100.0%		$1,089,270,450

a Security purchased on a when-issued basis.

ABBREVIATIONS
Selected Portfolio

AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FICO	Financing Corp.
GNMA	Government National Mortgage Association
GO	General Obligation
IDA	Industrial Development Authority/Agency
IDAR	Industrial Development Authority Revenue
NATL	National Public Financial Guarantee Corp.
NATL RE	National Public Financial Guarantee Corp. Reinsured
PCR	Pollution Control Revenue
SFMR	Single Family Mortgage Revenue

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited)

Franklin New Jersey Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 99.0%
Delaware 0.5%
Delaware River and Bay Authority Revenue, Series A, 5.00%, 1/01/42	$6,000,000	$6,672,960

New Jersey 77.4%
Atlantic County Improvement Authority Luxury Tax Revenue, Convention Center Project, NATL Insured, ETM, 7.40%,
7/01/16	3,700,000	3,960,443
Bergen County Improvement Authority School District Revenue GO, Wyckoff Township Board of Education Project, Pre-
Refunded, 5.00%, 4/01/32	3,400,000	3,454,808
Bergen County Utilities Authority Water PCR, System, AMBAC Insured, 5.00%, 12/15/31	3,000,000	3,097,200
Bernards Township School District GO, NATL Insured, Pre-Refunded, 5.00%, 7/15/30	10,038,000	10,336,630
Cape May County Industrial PCFA Revenue, Atlantic City Electric Co. Project, Refunding, Series A, NATL Insured, 6.80%,
3/01/21	5,400,000	6,556,842
Cumberland County Improvement Authority Revenue, GO, Technical High School Project, AGMC Insured, 5.00%, 9/01/39	4,000,000	4,562,520
Egg Harbor Township School District GO, NATL Insured, Pre-Refunded, 5.00%, 4/01/30	3,027,000	3,074,766
Hudson County Improvement Authority Lease Revenue, County Secured, County Services Building Project, AGMC Insured,
5.00%, 4/01/32	3,895,000	4,166,715
Hudson County Improvement Authority Parking Revenue, County-Guaranteed, Harrison Parking Facility Redevelopment
Project, Series C, Assured Guaranty, 5.125%, 1/01/34	2,000,000	2,155,560
Middlesex County COP, NATL Insured, zero cpn., 6/15/24	1,000,000	740,240
Middlesex County Improvement Authority Lease Revenue, County Guaranteed, Regional Educational Services Commission
Projects, 5.25%, 12/15/33	3,000,000	3,409,680
Middlesex County Improvement Authority Revenue, Administration Building Residential Project, FNMA Insured,
5.25%, 7/01/21	675,000	676,303
5.35%, 7/01/34	1,575,000	1,577,095
Morristown Parking Authority Revenue, Guaranteed Parking, NATL Insured, 5.00%,
8/01/30	1,815,000	1,906,149
8/01/33	2,630,000	2,749,744
New Jersey EDA Revenue,
Cigarette Tax, Refunding, 5.00%, 6/15/24	7,000,000	7,877,380
Cigarette Tax, Refunding, 5.00%, 6/15/28	3,000,000	3,304,050
Cigarette Tax, Refunding, 5.00%, 6/15/29	1,000,000	1,095,100
Cigarette Tax, Refunding, Assured Guaranty, 5.00%, 6/15/22	10,000,000	11,632,300
Montclair State University Student Housing Project, Provident Group, Montclair Properties LLC, Series A, 5.875%, 6/01/42	17,950,000	19,762,591
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/27	5,000,000	5,030,150
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/29	12,500,000	12,554,375
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/34	10,000,000	10,035,100
Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28	15,000,000	15,031,950
School Facilities Construction, Refunding, Series K, NATL RE, FGIC Insured, 5.25%, 12/15/21	10,000,000	11,644,300
School Facilities Construction, Refunding, Series N-1, NATL RE, FGIC Insured, 5.50%, 9/01/27	8,660,000	10,608,327
School Facilities Construction, Refunding, Series NN, 5.00%, 3/01/30	5,000,000	5,424,650
School Facilities Construction, Series KK, 5.00%, 3/01/38	5,000,000	5,405,950
School Facilities Construction, Series L, AGMC Insured, Pre-Refunded, 5.00%, 3/01/30	3,500,000	3,541,650
School Facilities Construction, Series NN, 5.00%, 3/01/28	5,000,000	5,502,750
School Facilities Construction, Series O, Pre-Refunded, 5.125%, 3/01/28	5,000,000	5,061,000
School Facilities Construction, Series U, AMBAC Insured, 5.00%, 9/01/37	1,790,000	1,872,483
School Facilities Construction, Series U, AMBAC Insured, Pre-Refunded, 5.00%, 9/01/37	3,210,000	3,594,783
School Facilities Construction, Series Y, 5.00%, 9/01/33	6,000,000	6,472,560
School Facilities Construction, Series Z, Assured Guaranty, 5.50%, 12/15/34	1,040,000	1,180,795
School Facilities Construction, Series Z, Assured Guaranty, Pre-Refunded, 5.50%, 12/15/34	1,960,000	2,312,918
School Facilities, Series U, 5.00%, 9/01/37	1,720,000	1,799,258
School Facilities, Series U, Pre-Refunded, 5.00%, 9/01/37	3,280,000	3,673,174
New Jersey EDA State Lease Revenue, Liberty State Park Lease Rental, Refunding, AMBAC Insured, 5.75%, 3/15/20	4,605,000	4,621,854
New Jersey EDA Water Facilities Revenue, New Jersey-American Water Co. Inc. Project, Refunding,
Series A, 5.70%, 10/01/39	10,000,000	11,485,700
Series B, 5.00%, 10/01/39	8,750,000	9,404,412
New Jersey EDA, GO Lease Revenue, Rutgers University,
5.00%, 6/15/46	7,500,000	8,441,400
College Avenue Redevelopment Project, 5.00%, 6/15/38	5,000,000	5,731,700
New Jersey Health Care Facilities Financing Authority Revenue,
Atlantic Health System Hospital Corp. Issue, 6.00%, 7/01/41	10,600,000	12,582,624
Atlantic Health System Hospital Corp. Issue, Series A, 5.00%, 7/01/27	8,000,000	8,877,200

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
AtlantiCare Regional Medical Center Issue, Refunding, 5.00%, 7/01/25	4,605,000	4,978,143
AtlantiCare Regional Medical Center Issue, Refunding, 5.00%, 7/01/37	19,490,000	20,658,620
Barnabas Health Issue, Refunding, Series A, 5.625%, 7/01/32	5,500,000	6,402,275
Hackensack University Medical Center, Refunding, Assured Guaranty, 5.25%, 1/01/31	5,000,000	5,454,450
Hackensack University Medical Center, Refunding, Assured Guaranty, 5.25%, 1/01/36	5,000,000	5,420,250
Holy Name Hospital Issue, 5.00%, 7/01/36	5,000,000	5,139,500
Hunterdon Medical Center Issue, Series A, 5.125%, 7/01/35	2,000,000	2,045,700
Meridian Health System Obligated Group Issue, Refunding, 5.00%, 7/01/27	2,500,000	2,829,375
Meridian Health System Obligated Group Issue, Tranche I, Assured Guaranty, 5.00%, 7/01/38	9,675,000	10,309,680
Meridian Health System Obligated Group Issue, Tranche II, Assured Guaranty, 5.00%, 7/01/38	13,550,000	14,438,880
Robert Wood Johnson University Hospital Issue, Series A, 5.50%, 7/01/43	4,000,000	4,633,240
South Jersey Hospital Issue, 5.00%, 7/01/36	12,000,000	12,548,520
St. Barnabas Health Care System Issue, Series A, 5.00%, 7/01/29	6,990,000	7,389,618
[a] St. Barnabas Health Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/44	10,000,000	10,955,600
St. Luke's Warren Hospital Obligated Group Issue, Refunding, 5.00%, 8/15/31	2,935,000	3,246,374
St. Luke's Warren Hospital Obligated Group Issue, Refunding, 5.00%, 8/15/34	1,500,000	1,640,340
St. Peter's University Hospital Obligated Group Issue, Refunding, 6.00%, 7/01/26	1,000,000	1,125,090
St. Peter's University Hospital Obligated Group Issue, Refunding, 6.25%, 7/01/35	3,400,000	3,745,542
Virtua Health Issue, Series A, Assured Guaranty, 5.50%, 7/01/38	10,000,000	11,106,900
New Jersey Health Care Facilities Financing Authority State Contract Revenue, Hospital Asset Transformation Program,
Series A,
5.75%, 10/01/31	10,000,000	11,528,000
5.25%, 10/01/38	15,000,000	16,393,050
New Jersey Institute of Technology GO, Series A, 5.00%, 7/01/42	7,000,000	7,767,130
New Jersey State COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/29	1,000,000	1,110,360
New Jersey State Educational Facilities Authority Revenue,
The College of New Jersey Issue, Refunding, Series D, AGMC Insured, 5.00%, 7/01/28	5,940,000	6,580,451
The College of New Jersey Issue, Refunding, Series D, AGMC Insured, 5.00%, 7/01/35	11,000,000	12,085,810
Georgian Court University, Refunding, Series D, 5.00%, 7/01/27	1,325,000	1,416,770
Georgian Court University, Refunding, Series D, 5.00%, 7/01/33	1,000,000	1,053,300
Kean University Issue, Refunding, Series A, 5.50%, 9/01/36	8,500,000	9,552,810
Kean University Issue, Series B, NATL Insured, Pre-Refunded, 5.00%, 7/01/30	5,240,000	5,621,315
Kean University Issue, Series D, AGMC Insured, 5.00%, 7/01/39	1,000,000	1,041,400
Kean University Issue, Series D, NATL RE, FGIC Insured, 5.00%, 7/01/39	4,695,000	5,001,912
Montclair State University Issue, Refunding, Series A, 5.00%, 7/01/44	7,000,000	7,994,910
Montclair State University Issue, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/31	10,000,000	10,455,500
Montclair State University Issue, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/36	20,000,000	20,841,200
Montclair State University Issue, Series A, 5.00%, 7/01/39	5,000,000	5,755,100
Montclair State University Issue, Series J, 5.25%, 7/01/38	2,000,000	2,197,160
Princeton University, Refunding, Series A, 5.00%, 7/01/30	5,000,000	5,109,000
Princeton University, Refunding, Series B, 5.00%, 7/01/44	15,000,000	17,481,000
Princeton University, Refunding, Series E, 5.00%, 7/01/33	5,000,000	5,443,350
Princeton University, Series B, 5.00%, 7/01/39	15,000,000	17,290,800
Princeton University, Series B, 4.375%, 7/01/41	10,000,000	10,777,900
Ramapo College of New Jersey Issue, Series B, 5.00%, 7/01/37	1,000,000	1,104,660
Ramapo College of New Jersey Issue, Series B, 5.00%, 7/01/42	1,000,000	1,093,490
The Richard Stockton College of New Jersey Issue, Refunding, Series A, 5.375%, 7/01/38	5,000,000	5,554,150
The Richard Stockton College of New Jersey Issue, Refunding, Series F, AMBAC Insured, 5.00%, 7/01/28	2,370,000	2,399,222
Rowan University Issue, Refunding, Series D, AMBAC Insured, 5.00%, 7/01/24	1,755,000	1,787,625
Seton Hall University Issue, Refunding, Series E, 6.25%, 7/01/37	5,000,000	5,780,400
Stevens Institute of Technology Issue, Refunding, Series A, 5.00%, 7/01/34	4,750,000	4,987,500
Stevens Institute of Technology Issue, Refunding, Series I, 5.00%, 7/01/18	410,000	411,164
Stevens Institute of Technology Issue, Refunding, Series I, 5.00%, 7/01/28	865,000	866,522
Stevens Institute of Technology Issue, Series I, ETM, 5.00%, 7/01/18	355,000	370,474
Stevens Institute of Technology Issue, Series I, ETM, 5.00%, 7/01/28	710,000	796,144
The William Paterson University of New Jersey Issue, Series C, Assured Guaranty, 5.00%, 7/01/38	5,500,000	5,841,605
New Jersey State Health Care Facilities Financing Authority Revenue,
Robert Wood Johnson University Hospital Issue, Series A, 5.00%, 7/01/43	3,650,000	4,073,290
South Jersey Hospital, Pre-Refunded, 5.00%, 7/01/46	665,000	713,392
South Jersey Hospital, Refunding, 5.00%, 7/01/46	26,535,000	27,546,249
New Jersey State Higher Education Assistance Authority Student Loan Revenue,
Refunding, Series 1, 5.875%, 12/01/33	2,140,000	2,334,312
Refunding, Series 1A, 5.00%, 12/01/25	3,470,000	3,755,512
Refunding, Series 1A, 5.00%, 12/01/26	1,690,000	1,824,609
Refunding, Series 1A, 5.125%, 12/01/27	4,140,000	4,481,509

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
Refunding, Series 1A, 5.25%, 12/01/28	4,145,000	4,494,714
Series 2, 5.00%, 12/01/26	2,740,000	2,959,748
Series 2, 5.00%, 12/01/27	1,995,000	2,148,296
Series 2, 5.00%, 12/01/28	2,005,000	2,150,102
Series 2, 5.00%, 12/01/30	1,500,000	1,608,555
Series 2, 5.00%, 12/01/36	1,000,000	1,087,700
Series A, 5.625%, 6/01/30	14,500,000	16,099,495
Series A, Assured Guaranty, 6.125%, 6/01/30	9,050,000	9,664,676
New Jersey State Housing and Mortgage Finance Agency MFHR, Series I, 5.75%, 11/01/38	2,490,000	2,593,360
New Jersey State Housing and Mortgage Finance Agency SFHR, Series AA, 6.50%, 10/01/38	2,300,000	2,414,563
New Jersey State Transportation Trust Fund Authority Revenue,
Capital Appreciation, Transportation System, Series A, zero cpn., 12/15/29	5,000,000	2,587,600
Capital Appreciation, Transportation System, Series A, zero cpn., 12/15/32	10,000,000	4,288,800
Capital Appreciation, Transportation System, Series C, AGMC Insured, zero cpn., 12/15/33	10,000,000	4,054,300
Transportation Program, Series AA, 5.25%, 6/15/31	11,500,000	13,073,315
Transportation System, Series A, 6.00%, 12/15/38	16,110,000	18,792,315
Transportation System, Series A, 5.50%, 6/15/41	5,000,000	5,573,250
Transportation System, Series A, AGMC Insured, 5.00%, 12/15/34	15,000,000	16,038,900
Transportation System, Series A, AMBAC Insured, 5.00%, 12/15/34	10,000,000	10,647,400
Transportation System, Series A, Pre-Refunded, 6.00%, 12/15/38	8,890,000	10,685,780
Transportation System, Series B, 5.00%, 6/15/42	7,000,000	7,370,090
New Jersey State Turnpike Authority Turnpike Revenue,
Growth and Income Securities, Series B, AMBAC Insured, zero cpn. to 1/01/15, 5.15% thereafter, 1/01/35	7,500,000	7,849,800
Refunding, Series I, 5.00%, 1/01/35	5,000,000	5,610,250
Series E, 5.25%, 1/01/40	30,000,000	33,437,700
Series H, 5.00%, 1/01/36	14,000,000	15,578,500
North Hudson Sewerage Authority Gross Revenue, Lease Certificates, Refunding, Series A, 5.00%, 6/01/42	17,800,000	19,558,996
Passaic County Improvement Authority Parking Facilities Revenue, 200 Hospital Plaza Corp. Project, 5.00%, 5/01/42	3,200,000	3,439,552
Rutgers State University GO,
Series F, 5.00%, 5/01/39	20,000,000	22,234,600
Series L, 5.00%, 5/01/43	20,985,000	23,585,881
Salem County PCFA, PCR, Atlantic City Electric Co. Project, Refunding, Series A, 4.875%, 6/01/29	5,000,000	5,405,250
South Jersey Transportation Authority Transportation System Revenue, Refunding, Series A, 5.00%,
11/01/27	2,000,000	2,202,780
11/01/28	2,000,000	2,173,980
11/01/29	2,000,000	2,165,440
Sussex County Municipal Utilities Authority Wastewater Facilities Revenue, Capital Appreciation, Series B, AGMC Insured,
zero cpn.,
12/01/35	2,815,000	961,435
12/01/36	2,810,000	900,212
12/01/37	2,815,000	849,792
12/01/38	2,810,000	797,956
Upper Freehold Regional School District GO, NATL Insured, Pre-Refunded, 5.00%, 2/15/35	8,730,000	9,580,302
		954,940,718
New York 9.4%
Port Authority of New York and New Jersey Revenue, Consolidated,
One Hundred Fifty-Third Series, Refunding, 5.00%, 7/15/38	8,850,000	9,755,443
One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/34	10,000,000	10,925,300
One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/37	5,000,000	5,457,100
One Hundred Forty-Fourth Series, 5.00%, 10/01/29	5,000,000	5,365,050
One Hundred Forty-Ninth Series, 5.00%, 11/15/31	10,000,000	11,045,900
One Hundred Seventy-First Series, Refunding, 5.00%, 7/15/30	12,200,000	14,030,976
One Hundred Seventy-Ninth Series, 5.00%, 12/01/38	15,000,000	17,209,500
One Hundred Sixtieth Series, Refunding, 5.00%, 9/15/36	15,000,000	16,940,250
One Hundred Sixty-First Series, 5.00%, 10/15/33	10,000,000	11,384,400
One Hundred Sixty-Sixth Series, Refunding, 5.25%, 7/15/36	5,000,000	5,759,950
Port Authority of New York and New Jersey Special Project Revenue, JFK International Air Terminal LLC Project, NATL
Insured, 5.75%, 12/01/22	8,000,000	8,027,040
		115,900,909
Pennsylvania 2.6%
Delaware River Joint Toll Bridge Commission Bridge Revenue, Series A, NATL Insured,
5.00%, 7/01/35	1,625,000	1,727,034
Pre-Refunded, 5.00%, 7/01/35	3,375,000	3,755,194

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
Delaware River Port Authority Revenue,
5.00%, 1/01/37	10,000,000	11,290,400
Series E, 5.00%, 1/01/35	14,000,000	15,261,120
		32,033,748
U.S. Territories 9.1%
Puerto Rico 8.7%
Puerto Rico Commonwealth GO, Public Improvement,
Refunding, Series A-4, AGMC Insured, 5.00%, 7/01/31	5,000,000	5,002,400
Series B, Pre-Refunded, 5.00%, 7/01/35	3,175,000	3,407,601
Puerto Rico Electric Power Authority Power Revenue,
Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35	30,000,000	30,841,800
Series WW, 5.50%, 7/01/38	16,620,000	8,562,292
Series XX, 5.25%, 7/01/40	3,125,000	1,609,875
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Educational
Facilities Revenue, University Plaza Project, Series A, NATL Insured, 5.00%, 7/01/33	1,000,000	967,070
Puerto Rico Infrastructure Financing Authority Revenue, Ports Authority Project, Series B, 5.25%, 12/15/26	7,250,000	4,959,942
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate,
Series A, 5.75%, 8/01/37	10,000,000	7,747,500
Series A, 5.50%, 8/01/42	17,000,000	12,634,570
Series A, 6.00%, 8/01/42	30,000,000	23,434,500
Series C, 5.50%, 8/01/40	10,000,000	7,544,500
		106,712,050
U.S. Virgin Islands 0.4%
Virgin Islands PFAR, Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33	5,000,000	5,000,000

Total U.S. Territories		111,712,050
Total Municipal Bonds (Cost $1,167,750,293) 99.0%		1,221,260,385
Other Assets, less Liabilities 1.0%		12,606,993
Net Assets 100.0%		$1,233,867,378

a Security purchased on a when-issued basis.

ABBREVIATIONS
Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
COP	-	Certificate of Participation
EDA	-	Economic Development Authority
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
FICO	-	Financing Corp.
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
MFHR	-	Multi-Family Housing Revenue
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
PCFA	-	Pollution Control Financing Authority
PCR	-	Pollution Control Revenue
PFAR	-	Public Financing Authority Revenue
SFHR	-	Single Family Housing Revenue

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited)

Franklin North Carolina Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 94.3%
North Carolina 86.9%
Asheville Water System Revenue, NATL Insured, 5.00%, 8/01/32	$2,110,000	$2,309,437
Buncombe County COP, NATL Insured, Pre-Refunded, 5.00%, 4/01/22	1,000,000	1,062,510
Cape Fear Public Utility Authority Water and Sewer System Revenue,
5.00%, 8/01/35	21,000,000	23,433,480
5.00%, 8/01/36	8,000,000	9,021,040
[a] Refunding, 5.00%, 6/01/40	2,250,000	2,601,293
Cary Combined Enterprise System Revenue, Refunding, 5.00%,
12/01/33	5,405,000	6,003,982
12/01/42	10,000,000	11,458,100
Charlotte Airport Revenue, Charlotte Douglas International Airport,
Refunding, Series A, 5.50%, 7/01/34	3,765,000	4,385,811
Refunding, Series A, AMBAC Insured, 5.00%, 7/01/32	20,680,000	22,481,228
Refunding, Series A, AMBAC Insured, 5.00%, 7/01/36	13,085,000	14,176,289
Series A, 5.00%, 7/01/39	3,000,000	3,267,390
Series A, 5.00%, 7/01/41	10,000,000	10,917,200
Charlotte COP,
Cultural Arts Facilities, Refunding, Series E, 5.00%, 6/01/39	6,000,000	6,599,040
Transit Projects, Phase II, Refunding, Series A, 5.00%, 6/01/33	2,500,000	2,762,600
Transit Projects, Phase II, Series E, 5.00%, 6/01/35	6,000,000	6,117,180
Charlotte Storm Water Fee Revenue,
5.00%, 6/01/35	10,000,000	10,564,200
Refunding, 5.00%, 12/01/39	5,000,000	5,862,750
Charlotte Water and Sewer System Revenue,
5.00%, 7/01/38	6,775,000	7,565,304
Refunding, Series B, 5.00%, 7/01/38	10,000,000	11,416,900
The Charlotte-Mecklenburg Hospital Authority Health Care Revenue, Carolinas HealthCare System,
Refunding, Series A, 5.25%, 1/15/34	4,000,000	4,396,400
Refunding, Series A, 5.00%, 1/15/39	15,000,000	16,080,000
Series A, 5.125%, 1/15/37	4,000,000	4,382,640
Series A, 5.25%, 1/15/42	10,000,000	10,938,400
Series A, AGMC Insured, 5.00%, 1/15/23	7,780,000	8,385,751
Chatham County COP, AMBAC Insured, 5.00%, 6/01/34	5,000,000	5,269,850
Columbus County Industrial Facilities and PCFA Revenue, Recovery Zone Facility, International Paper Co. Projects, Series
A, 5.70%, 5/01/34	2,500,000	2,852,175
Dare County COP, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 6/01/23	2,000,000	2,047,720
Dare County Utility System Revenue, 5.00%, 2/01/41	5,000,000	5,558,500
Durham County COP, Series A, 5.00%, 6/01/31	4,000,000	4,535,440
Durham Utility System Revenue, Refunding, 5.00%, 6/01/41	4,000,000	4,547,240
Greenville Utilities Commission Combined Enterprise System Revenue, Refunding, Series A, AGMC Insured, 5.00%,
11/01/33	6,000,000	6,586,020
Harnett County COP, Assured Guaranty, 5.00%,
6/01/28	1,000,000	1,098,060
6/01/29	500,000	547,035
High Point Combined Enterprise System Revenue, AGMC Insured, 5.00%, 11/01/33	5,000,000	5,690,900
Iredell County COP, Iredell County Public Improvement Projects, AGMC Insured,
5.125%, 6/01/27	4,000,000	4,487,480
5.00%, 6/01/28	1,000,000	1,112,220
Johnston Memorial Hospital Authority Mortgage Revenue, Johnston Memorial Hospital Project, AGMC Insured, 5.25%,
10/01/36	6,855,000	7,448,506
Mecklenburg County COP, Series A, 5.00%, 2/01/28	350,000	396,354
Monroe COP, Assured Guaranty, 5.50%,
3/01/34	2,425,000	2,755,940
3/01/39	1,085,000	1,228,350
Nash Health Care System Health Care Facilities Revenue,
5.00%, 11/01/41	5,000,000	5,414,450
AGMC Insured, 5.00%, 11/01/30	2,250,000	2,377,350
New Hanover County Hospital Revenue, New Hanover Regional Medical Center Project, Refunding, Series B, AGMC
Insured,
5.00%, 10/01/27	3,500,000	3,963,575
5.125%, 10/01/31	8,385,000	9,359,672

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue, Wake Forest University, 5.00%, 1/01/38	25,000,000	27,694,750
North Carolina Capital Facilities Finance Agency Revenue,
Davidson College, 5.00%, 3/01/40	4,000,000	4,462,080
[a] Davidson College, 5.00%, 3/01/45	3,500,000	3,904,320
Duke University Project, Refunding, Series A, 5.00%, 10/01/41	11,080,000	11,434,006
Duke University Project, Refunding, Series A, 5.00%, 10/01/44	12,050,000	12,825,417
Duke University Project, Refunding, Series B, 5.00%, 10/01/38	20,000,000	22,492,800
Duke University Project, Refunding, Series B, 4.75%, 7/01/42	10,000,000	10,566,800
Duke University Project, Series A, 5.00%, 10/01/39	2,615,000	2,791,617
Methodist University, 5.00%, 3/01/34	2,000,000	2,131,060
North Carolina Eastern Municipal Power Agency Power System Revenue,
Refunding, Series A, 6.50%, 1/01/18	3,000,000	3,482,940
Refunding, Series A, 5.00%, 1/01/24	10,000,000	11,138,300
Refunding, Series A, AMBAC Insured, 5.00%, 1/01/21	11,555,000	12,117,035
Series C, 6.75%, 1/01/24	3,500,000	4,162,970
North Carolina Medical Care Commission Health Care Facilities Revenue,
Appalachian Regional Healthcare System, Refunding, Series A, 6.50%, 7/01/31	5,000,000	5,823,300
Appalachian Regional Healthcare System, Refunding, Series A, 6.625%, 7/01/34	6,000,000	7,000,920
Blue Ridge HealthCare System Project, Refunding, NATL RE, FGIC Insured, Series A, 5.00%, 1/01/33	10,805,000	10,820,775
Duke University Health System, Series A, 5.00%, 6/01/42	11,500,000	12,566,510
Duke University Health System, Series A, 5.00%, 6/01/42	8,150,000	8,957,013
Duke University Health System, Series A, 5.00%, 6/01/42	10,000,000	11,240,600
Novant Health Obligated Group, NATL Insured, 5.00%, 11/01/39	9,680,000	10,073,395
Novant Health Obligated Group, Refunding, Series A, 5.00%, 11/01/46	20,000,000	21,768,400
Rex Healthcare, Refunding, Series A, 5.00%, 7/01/30	5,000,000	5,477,700
Scotland Memorial Hospital Project, Radian Insured, 5.50%, 10/01/19	370,000	370,744
Scotland Memorial Hospital Project, Radian Insured, 5.50%, 10/01/29	1,220,000	1,221,635
University Health System, Refunding, Series D, 6.25%, 12/01/33	10,000,000	11,511,600
Vidant Health, Refunding, Series A, 5.00%, 6/01/36	5,000,000	5,497,550
WakeMed Project, Refunding, Series A, 5.00%, 10/01/38	5,000,000	5,491,450
North Carolina Medical Care Commission Health System Revenue, Mission Health Combination Group, Refunding, AGMC
Insured, 5.00%, 10/01/36	5,000,000	5,420,350
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, Refunding,
Series A, 5.00%, 1/01/26	2,500,000	2,859,750
Series A, 5.00%, 1/01/30	4,670,000	5,258,887
Series B, 5.00%, 1/01/21	5,000,000	5,775,650
North Carolina State Capital Improvement Limited Obligation Revenue,
Series A, Pre-Refunded, 5.00%, 5/01/28	5,000,000	5,719,750
Series C, 5.00%, 5/01/29	10,000,000	11,594,200
North Carolina State GO,
Public Improvement, Series A, 5.00%, 5/01/23	10,000,000	11,915,600
Public Improvement, Series A, 5.00%, 5/01/24	10,000,000	11,881,100
Public Improvement, Series A, 4.50%, 3/01/26	4,855,000	5,212,037
Refunding, Series B, 5.00%, 6/01/19	5,000,000	5,860,000
North Carolina State Infrastructure Financial Corp. COP, Capital Improvement, Series A, AGMC Insured, Pre-Refunded,
5.00%, 5/01/22	6,595,000	7,298,621
North Carolina State Medical Care Commission Hospital Revenue,
Annie Penn Memorial Hospital Project, Pre-Refunded, 5.375%, 1/01/22	1,610,000	1,616,569
Halifax Regional Medical Center Project, 5.00%, 8/15/24	1,800,000	1,799,964
North Carolina Baptist Hospital, Refunding, 5.00%, 6/01/34	10,000,000	10,863,600
North Carolina State Ports Authority Port Facilities Revenue, senior lien, Refunding, Series A, 5.25%, 2/01/40	6,000,000	6,659,940
North Carolina State Turnpike Authority Monroe Connector System State Appropriated Revenue, 5.00%, 7/01/41	5,000,000	5,592,800
North Carolina State University at Raleigh Revenue, General, Refunding, Series A, 5.00%,
10/01/33	5,595,000	6,565,956
10/01/42	4,980,000	5,722,219
North Carolina Turnpike Authority Triangle Expressway System Revenue, Series A, Assured Guaranty,
5.50%, 1/01/29	6,400,000	7,254,080
5.75%, 1/01/39	12,120,000	13,703,114
Northern Hospital District of Surry County Health Care Facilities Revenue,
6.00%, 10/01/28	1,000,000	1,089,650
6.25%, 10/01/38	2,000,000	2,158,840
Oak Island Enterprise System Revenue,
Assured Guaranty, 6.00%, 6/01/34	1,540,000	1,801,353
Assured Guaranty, 6.00%, 6/01/36	1,000,000	1,161,310
Series A, NATL Insured, 5.00%, 6/01/33	5,000,000	5,350,000

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
Onslow County Hospital Authority FHA Insured Mortgage Revenue, Onslow Memorial Hospital Project, NATL Insured,
5.00%,
4/01/31	5,675,000	5,836,340
10/01/34	6,000,000	6,163,080
Onslow Water and Sewer Authority Combined Enterprise System Revenue, Series A, NATL Insured, 5.00%, 6/01/33	7,500,000	8,014,650
Pitt County Revenue, Limited Obligation, Assured Guaranty, 5.00%, 4/01/34	1,000,000	1,109,190
Raleigh Combined Enterprise System Revenue,
5.00%, 3/01/40	11,915,000	13,319,778
Refunding, Series A, 5.00%, 3/01/43	10,000,000	11,466,500
Series A, 5.00%, 3/01/36	3,365,000	3,521,540
Series A, Pre-Refunded, 5.00%, 3/01/36	2,635,000	2,791,097
Raleigh COP, Downtown Improvement Projects, Series A, Pre-Refunded, 5.00%, 2/01/29	6,070,000	6,117,589
Raleigh-Durham Airport Authority Airport Revenue,
Refunding, Series A, 5.00%, 5/01/36	10,785,000	11,911,385
Series A, AMBAC Insured, 5.00%, 5/01/30	14,060,000	14,304,082
Rockingham County COP, Assured Guaranty, 5.00%, 4/01/32	9,380,000	10,034,067
Union County COP, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/30	5,000,000	5,344,700
University of North Carolina at Chapel Hill Revenue,
Board of Governors of the University of North Carolina, General, 5.00%, 12/01/31	9,000,000	10,079,280
Board of Governors of the University of North Carolina, General, Series A, Pre-Refunded, 5.00%, 12/01/34	8,580,000	8,990,725
General, Refunding, Series A, 5.00%, 12/01/34	2,880,000	3,003,984
University of North Carolina at Charlotte Revenue, General,
5.00%, 4/01/43	5,000,000	5,656,000
Series A, 5.00%, 4/01/37	12,995,000	14,629,121
Series A, 5.00%, 4/01/41	18,000,000	20,113,200
Series B, AGMC Insured, 5.00%, 4/01/32	5,000,000	5,394,000
University of North Carolina at Greensboro Revenue, General,
5.00%, 4/01/39	3,500,000	4,004,455
Series A, Assured Guaranty, 5.00%, 4/01/34	1,000,000	1,089,470
University of North Carolina at Wilmington COP, Student Housing Project,
Assured Guaranty, 5.00%, 6/01/32	5,000,000	5,331,100
NATL RE, FGIC Insured, 5.00%, 6/01/26	1,655,000	1,747,879
NATL RE, FGIC Insured, 5.00%, 6/01/27	1,740,000	1,835,770
NATL RE, FGIC Insured, 5.00%, 6/01/29	1,915,000	2,015,442
NATL RE, FGIC Insured, 5.00%, 6/01/37	11,350,000	11,864,268
University of North Carolina System Pool Revenue, Series A,
Assured Guaranty, 5.00%, 10/01/33	5,000,000	5,449,600
NATL Insured, 5.00%, 10/01/33	2,000,000	2,124,580
Wake County Revenue, Limited Obligation, 5.00%,
1/01/33	10,820,000	12,284,595
6/01/36	5,000,000	5,637,100
1/01/37	12,000,000	13,470,720
Western Carolina University Research and Development Corp. COP, Western Carolina University Student Housing Project,
Assured Guaranty, 5.00%, 6/01/39	5,000,000	5,276,700
Wilkes County COP, NATL Insured, 5.00%,
6/01/31	4,295,000	4,518,941
6/01/36	6,085,000	6,380,062
Wilmington COP, Series A,
5.00%, 6/01/33	6,000,000	6,630,240
5.00%, 6/01/38	7,625,000	8,371,716
AMBAC Insured, Pre-Refunded, 5.00%, 6/01/32	5,310,000	5,436,697
Wilmington Storm Water Fee Revenue, Refunding, AMBAC Insured, 5.00%, 6/01/33	1,000,000	1,087,690
Wilmington Water and Sewer System Revenue, AGMC Insured, Pre-Refunded, 5.00%, 6/01/34	3,565,000	3,644,856
Wilson COP, Public Facilities Project, Assured Guaranty, 5.00%, 5/01/33	3,000,000	3,201,120
Winston-Salem City Water and Sewer System Revenue,
5.00%, 6/01/39	5,000,000	5,722,700
[a] Refunding, Series A, 5.00%, 6/01/31	2,065,000	2,452,828
Refunding, Series A, 5.00%, 6/01/32	7,590,000	8,322,283
[a] Refunding, Series A, 5.00%, 6/01/33	2,350,000	2,769,828
		979,097,737
U.S. Territories 7.4%
Puerto Rico 6.9%
Children's Trust Fund Tobacco Settlement Revenue, Asset-Backed, Refunding, 5.50%, 5/15/39	5,000,000	4,761,250
Puerto Rico Commonwealth GO, Public Improvement, Refunding,
Series A, 5.75%, 7/01/41	5,000,000	3,615,650

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
Series B, 6.00%, 7/01/39	10,000,000	7,405,800
Puerto Rico Electric Power Authority Power Revenue,
Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35	3,000,000	3,084,180
Series RR, XLCA Insured, Pre-Refunded, 5.00%, 7/01/30	1,000,000	1,028,060
Series WW, 5.25%, 7/01/33	6,500,000	3,349,385
Series WW, 5.50%, 7/01/38	5,200,000	2,678,936
Series XX, 5.25%, 7/01/40	19,135,000	9,857,586
Puerto Rico Infrastructure Financing Authority Revenue, Ports Authority Project, Series B, 5.25%, 12/15/26	2,000,000	1,368,260
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series P, 6.75%, 7/01/36	5,000,000	3,866,800
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate, Series A,
5.375%, 8/01/39	1,000,000	739,560
6.00%, 8/01/42	45,750,000	35,737,613
		77,493,080
U.S. Virgin Islands 0.5%
Virgin Islands PFAR, senior lien, Refunding, Series B, 5.00%, 10/01/25	5,500,000	6,047,855

Total U.S. Territories		83,540,935
Total Municipal Bonds (Cost $1,022,749,862) 94.3%		1,062,638,672
Other Assets, less Liabilities 5.7%		64,375,841
Net Assets 100.0%		$1,127,014,513

a Security purchased on a when-issued basis.

ABBREVIATIONS
Selected Portfolio

AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority/Agency
FICO	Financing Corp.
GO	General Obligation
NATL	National Public Financial Guarantee Corp.
NATL RE	National Public Financial Guarantee Corp. Reinsured
PBA	Public Building Authority
PCFA	Pollution Control Financing Authority
PFAR	Public Financing Authority Revenue
XLCA	XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited)

Franklin Ohio Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 101.8%
Ohio 101.8%
Allen County Hospital Facilities Revenue, Catholic Healthcare Partners, Refunding,
Series A, 5.25%, 6/01/38	$15,000,000	$16,601,850
Series B, 5.25%, 9/01/27	7,570,000	8,577,567
American Municipal Power-Ohio Inc. Revenue, Prairie State Energy Campus Project, Refunding, Series A,
Assured Guaranty, 5.25%, 2/15/33	30,000,000	33,045,900
BHAC Insured, 5.00%, 2/15/38	22,000,000	23,921,040
Ashland City School District GO, Classroom Facilities and School Improvement, Series 2, 4.00%, 11/01/49	6,685,000	6,622,629
Austintown Local School District GO, School Improvement, AGMC Insured, Pre-Refunded, 5.125%, 12/01/30	7,715,000	7,715,000
Bath Local School District GO, School Improvement, AGMC Insured,
4.00%, 12/01/44	1,295,000	1,329,732
5.00%, 12/01/49	5,380,000	5,740,998
Beaver Local School District GO, School Facilities, 4.00%, 12/01/40	3,000,000	3,076,230
Bowling Green MFHR, The Bowling Green Village Apartments, Series A, GNMA Secured, 5.40%, 9/20/36	2,760,000	2,762,374
Brookfield Local School District GO, School Facilities Improvement, AGMC Insured, 5.25%, 1/15/36	1,300,000	1,400,035
Brooklyn City School District GO, School Improvement,
AGMC Insured, 5.25%, 12/01/43	3,000,000	3,369,570
Refunding, AGMC Insured, 5.50%, 12/01/49	7,780,000	8,496,149
Butler County GO, Various Purpose, Refunding, NATL RE, FGIC Insured, 5.00%, 12/01/26	2,130,000	2,272,028
Butler County Hospital Facilities Revenue, Kettering Health Network Obligated Group Project,
6.375%, 4/01/36	5,000,000	5,806,250
5.625%, 4/01/41	5,000,000	5,538,300
Canal Winchester Local School District GO, Capital Appreciation, NATL Insured, zero cpn.,
12/01/32	3,955,000	2,033,938
12/01/33	2,000,000	983,860
Central Solid Waste Authority GO,
Improvement, Solid Waste Facilities, Pre-Refunded, 4.00%, 12/01/32	1,505,000	1,737,297
Refunding and Improvement, Solid Waste Facilities, 4.00%, 12/01/32	15,440,000	16,384,156
Chillicothe City School District GO, Capital Appreciation, School Improvement, Refunding, NATL RE, FGIC Insured, zero cpn.,
12/01/22	1,905,000	1,510,932
12/01/23	1,905,000	1,467,764
12/01/24	1,905,000	1,445,628
Cincinnati City School District COP, School Improvement Project,
AGMC Insured, Pre-Refunded, 5.00%, 12/15/26	5,375,000	5,870,575
AGMC Insured, Pre-Refunded, 5.00%, 12/15/27	5,150,000	5,624,830
Refunding, AGMC Insured, 5.00%, 12/15/26	1,935,000	2,075,771
Refunding, AGMC Insured, 5.00%, 12/15/27	1,850,000	1,981,498
Cincinnati City School District GO, Classroom Facilities Construction and Improvement, Refunding, NATL RE, FGIC Insured,
5.25%,
12/01/27	14,900,000	18,650,032
12/01/28	8,180,000	10,281,442
Cincinnati GO, Various Purpose, Improvement and Refunding, Series A, 5.00%,
12/01/18	2,000,000	2,297,240
12/01/19	5,925,000	6,919,274
City of Akron Income Tax Revenue, Community Learning Centers,
5.00%, 12/01/33	4,250,000	4,844,235
Series A, 4.50%, 12/01/33	10,000,000	10,802,000
City of Akron Waterworks System Mortgage Revenue, Refunding and Improvement, Assured Guaranty, 5.00%, 3/01/34	1,000,000	1,063,500
Cleveland Airport System Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 1/01/30	3,000,000	3,335,490
Refunding, Series A, AGMC Insured, 5.00%, 1/01/31	1,500,000	1,661,745
Series C, AGMC Insured, 5.00%, 1/01/26	9,500,000	10,230,360
Series C, AGMC Insured, 5.00%, 1/01/31	11,250,000	12,004,650
Series C, Assured Guaranty, 5.00%, 1/01/27	27,385,000	29,801,179
Cleveland GO, Various Purpose, Refunding, 5.00%, 12/01/30	3,000,000	3,394,050
Cleveland Municipal School District GO, School Improvement, Refunding, 5.00%,
12/01/25	3,600,000	4,147,092
12/01/27	1,000,000	1,138,180
Cleveland Public Power System Revenue,
Capital Appreciation, Series B-2, NATL RE, FGIC Insured, zero cpn., 11/15/38	10,000,000	3,302,400

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
Series B-1, NATL Insured, 5.00%, 11/15/28	2,000,000	2,122,040
Series B-1, NATL Insured, 5.00%, 11/15/38	10,000,000	10,460,100
Columbus GO, Various Purpose, Series A, 5.00%,
2/15/23	14,365,000	17,608,904
2/15/24	12,655,000	15,674,483
2/15/25	5,000,000	6,164,800
Columbus Metropolitan Library Special Obligation Revenue, Library Fund Facilities Notes, Series 1, 4.00%,
12/01/27	3,765,000	3,984,989
12/01/28	2,970,000	3,131,835
12/01/29	4,125,000	4,335,870
12/01/37	6,620,000	6,826,478
[a]Columbus Sewer Revenue, System, Refunding, 4.00%, 6/01/31	15,000,000	16,165,950
Coventry Local School District GO, School Improvement, 5.25%, 11/01/47	5,000,000	5,430,550
Cuyahoga Community College District General Receipts Revenue, Series D, 5.00%, 8/01/32	2,310,000	2,639,314
Cuyahoga County EDR, Recovery Zone Facility, Medical Mart/Convention Center Project, Series F, 5.00%, 12/01/27	15,000,000	16,783,050
Dayton City School District GO, Refunding, 5.00%, 11/01/30	5,000,000	6,004,100
Dayton Metro Library GO, Library Improvement, Series A, 4.75%, 12/01/38	20,000,000	22,260,200
Defiance City School District GO, Various Purpose, 5.00%, 12/01/46	6,635,000	7,333,533
Delaware City School District GO, School Facilities Construction and Improvement, 5.75%, 12/01/49	6,000,000	6,941,640
Delaware General Income Tax Special Obligation, 4.75%, 12/01/37	4,000,000	4,240,480
Dublin City School District GO, Capital Appreciation, NATL RE, FGIC Insured, zero cpn., 12/01/16	4,635,000	4,567,236
Edgewood City School District GO, School Improvement, Refunding, AGMC Insured, 5.00%, 12/01/24	2,220,000	2,304,493
Fairborn City School District GO, School Improvement, Refunding, AGMC Insured, 5.00%,
12/01/23	1,205,000	1,274,649
12/01/24	1,265,000	1,336,182
12/01/25	1,330,000	1,402,392
Franklin County Convention Facilities Authority Revenue,
[a] Refunding, 5.00%, 12/01/35	20,000,000	22,966,400
Tax and Lease Revenue Anticipation Bonds, Refunding, AMBAC Insured, 5.00%, 12/01/24	7,255,000	7,553,979
Franklin County Hospital Revenue, Improvement, Nationwide Children's Hospital Project, 5.25%, 11/01/40	15,000,000	16,696,800
Georgetown Exempted Village School District GO, Classroom Facilities, AGMC Insured, Pre-Refunded, 5.125%, 12/01/31	1,000,000	1,000,000
Graham Local School District GO, School Improvement, NATL Insured, Pre-Refunded, 5.00%, 12/01/33	6,055,000	6,341,705
Greene County Hospital Facility Revenue, Kettering Health Network Obligated Group Project, 5.50%, 4/01/39	12,930,000	14,270,841
Greenville City School District GO, School Improvement, 5.25%, 1/01/41	2,000,000	2,216,360
Groveport-Madison Local School District GO, School Facilities Construction and Improvement, 5.00%, 10/01/44	6,205,000	6,823,825
Hamilton County Convention Facilities Authority Revenue, NATL RE, FGIC Insured, 5.00%, 12/01/28	5,400,000	5,423,382
Hamilton County Sales Tax Revenue,
Refunding, Series A, Assured Guaranty, 5.00%, 12/01/32	10,000,000	10,587,700
sub. bond, Refunding, Series A, AGMC Insured, 5.00%, 12/01/32	35,080,000	37,141,652
Hamilton County Sewer System Revenue,
Metropolitan Sewer District Improvement, Series B, NATL Insured, Pre-Refunded, 5.00%, 12/01/30	4,000,000	4,189,400
Refunding, Series A, 5.00%, 12/01/27	6,875,000	8,332,500
Hamilton County Student Housing Revenue, Stratford Heights Project, University of Cincinnati, Refunding, AGMC Insured,
5.00%, 6/01/30	7,000,000	7,564,270
4.75%, 6/01/39	7,000,000	7,380,240
Hilliard School District GO, Capital Appreciation, School Construction, Refunding, NATL Insured, zero cpn.,
12/01/19	2,190,000	1,981,819
12/01/20	4,525,000	3,945,348
Huber Heights City School District GO, School Improvement, Refunding, 5.00%,
12/01/33	4,500,000	4,962,870
12/01/36	5,000,000	5,482,500
Huber Heights Water System Revenue, Refunding and Improvement, NATL Insured, Pre-Refunded, 5.00%,
12/01/27	3,205,000	3,356,757
12/01/30	2,250,000	2,356,538
Ironton City School District GO, NATL Insured, Pre-Refunded, 5.00%, 12/01/34	5,130,000	5,599,395
Ironton Sewer Revenue, System Improvement, AGMC Insured, 5.25%, 12/01/40	2,500,000	2,702,425
Kent State University Revenues, General Receipts, Series B, Assured Guaranty, 4.25%, 5/01/31	2,395,000	2,530,964
Kings Local School District GO, School Improvement, NATL Insured,
5.00%, 12/01/33	4,635,000	5,042,834
Pre-Refunded, 5.00%, 12/01/33	5,365,000	6,042,331
Lakewood City School District GO,
School Facilities Improvement, NATL RE, FGIC Insured, 5.00%, 12/01/30	9,170,000	9,960,179
School Facilities Improvement, NATL RE, FGIC Insured, 4.50%, 12/01/34	6,000,000	6,333,480
School Facilities Improvement, Refunding, Series A, 5.00%, 11/01/43	10,895,000	12,159,038
School Improvement, AGMC Insured, Pre-Refunded, 5.125%, 12/01/31	21,900,000	21,900,000

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
School Improvement, Refunding, AGMC Insured, 4.50%, 12/01/31	1,000,000	1,061,520
[a]Lakota Local School District Butler County GO, Refunding, Series C, 5.00%, 12/01/30	4,035,000	4,750,284
Lakota Local School District GO,
Refunding, Series A, NATL RE, FGIC Insured, 5.25%, 12/01/26	2,000,000	2,489,360
School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/29	5,000,000	5,239,350
Lancaster City School District GO, School Facilities Construction and Improvement, 5.00%, 10/01/49	10,000,000	10,911,500
Licking Heights Local School District GO, School Facilities Construction and Improvement, Series A, NATL Insured, Pre-
Refunded, 5.00%, 12/01/26	1,825,000	1,868,545
Little Miami Local School District GO,
Refunding, AGMC Insured, 4.50%, 12/01/34	14,255,000	14,565,331
School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/34	4,000,000	4,361,800
Lorain County GO, Sewer System Improvement, NATL Insured, 5.00%, 12/01/19	1,640,000	1,672,767
Lorain County Hospital Revenue, Catholic Healthcare Partners, Refunding,
Series C-1, AGMC Insured, 5.00%, 4/01/33	19,410,000	21,048,786
Series C-2, AGMC Insured, 5.00%, 4/01/33	8,000,000	8,675,920
Lucas County GO, Various Purpose, 4.50%, 10/01/35	10,685,000	11,319,689
Madeira City School District GO, School Improvement, Refunding, AGMC Insured, 5.25%, 12/01/32	9,605,000	12,561,707
Mahoning County Career and Technical Center Board of Education COP, Series B, 4.75%, 12/01/36	3,500,000	3,662,925
Mahoning County Hospital Facilities Revenue, Western Reserve Care System Project, NATL Insured, ETM, 5.50%, 10/15/25	4,750,000	5,685,798
Maple Heights City School District GO, School Facilities Improvement,
5.00%, 1/15/37	8,265,000	8,730,320
Pre-Refunded, 5.00%, 1/15/37	1,735,000	1,897,622
Martins Ferry City School District GO, School Facilities Construction and Improvement, AGMC Insured, Pre-Refunded,
5.00%, 12/01/32	3,610,000	3,696,135
Marysville Exempted Village School District COP, School Facilities Project, NATL Insured, Pre-Refunded, 5.25%,
12/01/28	2,120,000	2,173,742
12/01/30	2,650,000	2,717,178
Marysville Exempted Village School District GO,
Capital Appreciation, Refunding, NATL Insured, zero cpn., 12/01/20	1,000,000	840,980
Capital Appreciation, Refunding, NATL Insured, zero cpn., 12/01/21	1,000,000	822,120
School Improvement, Refunding, AGMC Insured, 5.00%, 12/01/29	5,500,000	5,690,960
Marysville Wastewater Treatment System Revenue,
Assured Guaranty, 4.25%, 12/01/27	1,170,000	1,226,991
Assured Guaranty, 4.75%, 12/01/47	5,000,000	5,219,600
first mortgage, NATL Insured, Pre-Refunded, 5.00%, 12/01/35	4,780,000	5,006,333
Refunding, Assured Guaranty, 4.75%, 12/01/46	14,205,000	14,688,396
Marysville Water System Mortgage Revenue, AMBAC Insured, 5.00%, 12/01/32	1,250,000	1,334,775
Medina School District COP, School Facilities Project, Assured Guaranty, 5.25%, 12/01/31	5,725,000	6,274,829
Miami University Revenue, General Receipts, Refunding, 5.00%,
9/01/31	4,000,000	4,558,360
9/01/31	2,320,000	2,715,838
9/01/34	3,500,000	4,045,860
[a]Middletown City School District GO, School Improvement, 5.25%,
12/01/40	2,625,000	2,946,825
12/01/48	5,000,000	5,550,350
Monroe Local School District GO, School Improvement, Refunding, AMBAC Insured, 4.50%, 12/01/29	3,115,000	3,202,968
Montgomery County Revenue, Catholic Health Initiatives,
Refunding, Series A, 5.50%, 5/01/34	12,500,000	13,891,000
Refunding, Series A, 5.00%, 5/01/39	10,000,000	10,607,900
Series C-1, AGMC Insured, 5.00%, 10/01/41	10,000,000	10,635,900
Napoleon City School District GO, School Facilities Construction and Improvement, 5.00%, 12/01/49	11,460,000	12,357,318
New Albany Community Authority Community Facilities Revenue, Refunding, Series C, 5.00%,
10/01/23	1,100,000	1,286,703
10/01/24	1,250,000	1,452,550
New Albany Plain Local School District GO, School Improvement, Refunding, 4.00%, 12/01/49	10,000,000	10,129,900
Newark City School District GO, School Improvement, Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 12/01/33	5,000,000	5,236,750
Northeast Ohio Medical University General Receipts Revenue, 5.00%, 12/01/42	13,445,000	13,967,204
Northmont City School District GO, School Improvement, Series A, 5.00%, 11/01/49	5,130,000	5,559,278
Ohio Center for Local Government Capital Asset Financing Program Fractionalized Interests GO, AGMC Insured,
4.875%, 12/01/18	482,332	483,263
5.25%, 12/01/23	540,000	541,026
Ohio HFA Capital Fund Revenue, Series A, AGMC Insured, 5.00%, 4/01/27	5,545,000	5,857,683
Ohio State Air Quality Development Authority Revenue,
Environmental Improvement, Buckeye Power Inc. Project, 6.00%, 12/01/40	6,020,000	6,629,164
Pollution Control, Dayton Power and Light Co., Refunding, Series B, BHAC Insured, 4.80%, 1/01/34	23,000,000	23,171,580

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
Ohio State Building Authority Revenue, State Facilities, Adult Correction Building Fund Projects, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 4/01/24	5,390,000	5,475,971
Ohio State Higher Educational Facility Commission Revenue,
Denison University Project, Refunding and Improvement, 5.00%, 11/01/26	1,445,000	1,671,041
Higher Educational Facility, Xavier University Project, Assured Guaranty, Pre-Refunded, 5.00%, 5/01/23	3,385,000	3,609,832
Higher Educational Facility, Xavier University Project, Assured Guaranty, Pre-Refunded, 5.00%, 5/01/24	2,000,000	2,132,840
Kenyon College Project, Refunding, 5.25%, 7/01/44	30,000,000	32,717,700
Summa Health System, 2010 Project, Refunding, Assured Guaranty, 5.25%, 11/15/40	21,805,000	23,716,862
Summa Health System, AGMC Insured, 5.75%, 11/15/40	4,500,000	5,064,840
University Hospital, BHAC Insured, 4.75%, 1/15/36	10,000,000	10,353,900
University Hospital, BHAC Insured, 4.75%, 1/15/46	25,000,000	25,806,750
University Hospital, BHAC Insured, 5.25%, 1/15/46	13,500,000	14,112,360
University of Dayton Project, XLCA Insured, Pre-Refunded, 5.00%, 12/01/34	6,000,000	6,000,000
Xavier University Project, 5.00%, 5/01/40	14,500,000	15,764,400
Ohio State Higher Educational Facility Revenue,
Case Western Reserve University Project, Refunding, NATL Insured, 5.00%, 12/01/44	7,500,000	7,847,625
Otterbein College Project, Assured Guaranty, 5.00%, 12/01/25	2,205,000	2,255,296
Otterbein College Project, Assured Guaranty, 5.00%, 12/01/35	3,225,000	3,282,308
Ohio State Turnpike Commission Revenue, Infrastructure Projects, junior lien, Series A-1, 5.25%, 2/15/33	4,200,000	4,855,830
Olentangy Local School District GO,
AGMC Insured, Pre-Refunded, 5.00%, 12/01/30	1,745,000	1,865,300
Delaware and Franklin Counties, AGMC Insured, 4.50%, 12/01/33	10,000,000	10,297,500
Refunding, Series A, AGMC Insured, 4.50%, 12/01/32	11,300,000	11,815,732
School Facilities Construction and Improvement, Refunding, Assured Guaranty, 5.00%, 12/01/36	7,505,000	8,108,177
Painesville City School District GO, School Improvement, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 12/01/28	2,515,000	2,515,000
Princeton City School District COP, Board of Education, School Facilities Project, 4.50%, 12/01/41	3,000,000	3,171,330
Princeton City School District GO,
Capital Appreciation, Refunding, zero cpn., 12/01/40	6,000,000	2,154,000
Capital Appreciation, Refunding, zero cpn., 12/01/41	6,000,000	2,049,000
Refunding, 5.00%, 12/01/39	12,000,000	13,801,920
Reynoldsburg City School District GO, School Facilities Construction, AGMC Insured, 5.00%, 12/01/32	3,000,000	3,231,750
Ross County Hospital Revenue, Facilities, Adena Health System, Refunding, Assured Guaranty, 5.25%, 12/01/38	15,000,000	16,249,800
Shawnee State University Revenue, General Receipts, NATL Insured, 5.00%, 6/01/28	5,780,000	6,024,725
Sheffield Lake City School District GO, School Improvement, 5.00%, 12/01/37	9,635,000	10,360,516
South-Western City School District of Ohio Franklin and Pickaway Counties GO, School Facilities Construction and
Improvement, 4.00%, 12/01/42	10,000,000	10,320,400
Springboro Community City School District GO, Refunding, AGMC Insured, 5.25%,
12/01/27	5,175,000	6,395,162
12/01/28	2,000,000	2,482,640
St. Bernard Income Tax Revenue, Various Purpose, Special Obligations, AGMC Insured, 5.00%, 12/01/43	3,760,000	4,149,235
St. Mary's City School District GO, School Facilities Construction and Improvement, AGMC Insured, 5.00%, 12/01/35	3,500,000	3,825,430
Strongsville City School District GO, School Improvement, 4.00%, 12/01/45	17,515,000	17,880,188
Summit County Port Authority Lease Revenue, The University of Akron Student Housing Project, 6.00%, 1/01/42	11,580,000	13,302,525
Switzerland of Local School District GO, School Improvement, Refunding, 4.00%, 12/01/37	5,500,000	5,708,780
Sylvania City School District GO, School Improvement, Assured Guaranty, 5.25%, 12/01/36	7,660,000	8,319,449
Toledo City School District GO, School Facilities Improvement,
5.375%, 12/01/35	4,565,000	5,037,204
Refunding, Series B, 5.00%, 12/01/32	7,830,000	8,923,851
Toledo GO,
Capital Improvement, Refunding, Assured Guaranty, 5.00%, 12/01/29	2,500,000	2,746,125
Various Purpose Improvement, Refunding, Assured Guaranty, 5.00%, 12/01/28	3,000,000	3,351,360
Toledo Special Obligation, Industrial Development, Vehicle Storage Project, AMBAC Insured, 5.25%, 12/01/26	1,500,000	1,586,685
Toledo Water System Revenue,
Improvement and Refunding, 5.00%, 11/15/38	19,395,000	21,854,480
NATL Insured, 5.00%, 11/15/30	6,425,000	6,694,272
Series A, 4.00%, 11/15/36	9,125,000	9,426,946
Trenton Water System Revenue, Improvement, AGMC Insured, Pre-Refunded, 5.125%, 12/01/34	2,750,000	2,750,000
University of Akron General Receipts Revenue,
Series A, AGMC Insured, 5.00%, 1/01/33	5,000,000	5,419,000
Series B, AGMC Insured, 5.00%, 1/01/38	19,000,000	20,474,400
University of Cincinnati General Receipts Revenue,
Refunding, Series F, 5.00%, 6/01/32	5,805,000	6,549,665
Series C, 5.00%, 6/01/39	6,255,000	7,076,719
Series C, AGMC Insured, 5.00%, 6/01/31	8,000,000	8,743,840
University of Toledo General Receipts Revenue, Refunding, Series A, AMBAC Insured, 4.50%, 6/01/30	10,000,000	10,253,100

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
Westerville City School District GO, Refunding, XLCA Insured, 5.00%, 12/01/27	3,820,000	4,692,679
Westerville Ohio Special Obligation Non-Tax Revenue, 5.00%, 12/01/30	2,765,000	3,218,958
Wheelersburg Local School District GO, School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/32	1,400,000	1,433,404
Wright State University Revenue, General Receipts, Series A, 5.00%, 5/01/31	10,120,000	11,149,508
Wyoming City School District GO, School Improvement, 5.00%, 12/01/42	7,250,000	8,031,985
Xenia Community School District GO, School Facilities Construction and Improvement, Refunding, 5.00%, 12/01/40	7,285,000	8,292,151
Youngstown State University General Receipts Revenue, Assured Guaranty,
5.25%, 12/15/29	4,000,000	4,393,000
5.50%, 12/15/33	4,225,000	4,665,752
Total Municipal Bonds (Cost $1,440,816,962) 101.8%		1,533,587,451

Other Assets, less Liabilities (1.8)%		(27,389,471)
Net Assets 100.0%		$1,506,197,980

a Security purchased on a when-issued basis.

ABBREVIATIONS

Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BHAC	-	Berkshire Hathaway Assurance Corp.
COP	-	Certificate of Participation
EDR	-	Economic Development Revenue
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HFA	-	Housing Finance Authority/Agency
MFHR	-	Multi-Family Housing Revenue
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited)

Franklin Oregon Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 95.8%
Oregon 85.3%
Astoria Hospital Facilities Authority Revenue, Columbia Memorial Hospital, Refunding, 5.00%, 8/01/28	$1,325,000	$1,430,669
Beaverton School District GO,
Washington and Multnomah Counties, AGMC Insured, Pre-Refunded, 4.125%, 6/01/26	1,315,000	1,388,522
Washington County School District No. 48J, Assured Guaranty, 5.00%, 6/01/31	1,280,000	1,441,920
Washington County School District No. 48J, Assured Guaranty, 5.125%, 6/01/36	1,000,000	1,122,700
Benton County Hospital Facilities Authority Revenue, Samaritan Health Services Project, Refunding, 5.125%, 10/01/28	1,525,000	1,526,708
Chemeketa Community College District GO, Marion, Polk, Yamhill and Linn Counties, Pre-Refunded, 5.00%,
6/15/25	1,500,000	1,719,615
6/15/26	2,615,000	2,997,862
City of Lake Oswego GO, Clackamas, Multnomah and Washington Counties, Refunding, Series A, 5.00%, 12/01/31	6,400,000	7,256,704
City of Redmond Airport Revenue, 6.25%, 6/01/39	1,010,000	1,081,619
City of Redmond GO, Terminal Expansion Project, 5.00%, 6/01/39	1,000,000	1,060,600
City of Tigard Water System Revenue, Washington County, 5.00%,
8/01/37	11,050,000	12,431,360
8/01/42	20,915,000	23,228,826
Clackamas County Canby School District No. 86 GO, AGMC Insured, Pre-Refunded, 5.00%,
6/15/23	1,000,000	1,025,740
6/15/25	1,000,000	1,025,740
Clackamas County Hospital Facility Authority Revenue,
Gross Willamette Falls Project, Pre-Refunded, 5.375%, 4/01/22	2,125,000	2,161,146
Gross Willamette Falls Project, Pre-Refunded, 5.125%, 4/01/26	1,000,000	1,016,190
Legacy Health System, Series A, 5.50%, 7/15/35	6,525,000	7,211,299
Clackamas County School District No. 7J Lake Oswego GO, Refunding, AGMC Insured, 5.25%, 6/01/25	3,075,000	3,896,825
Clackamas County School District No. 12 North Clackamas GO,
Series A, AGMC Insured, 4.75%, 6/15/31	2,250,000	2,412,473
Series B, AGMC Insured, 5.00%, 6/15/27	25,000,000	27,350,250
Clackamas County School District No. 46 Oregon Trail GO,
5.00%, 6/15/32	6,855,000	7,773,776
Capital Appreciation, Refunding, zero cpn., 6/15/37	12,130,000	4,947,221
Capital Appreciation, Refunding, zero cpn., 6/15/38	12,495,000	4,863,429
Refunding, Series A, 5.00%, 6/15/28	2,210,000	2,536,262
Refunding, Series A, 5.00%, 6/15/29	2,655,000	3,039,444
[a]Clackamas County School District No. 62C Oregon City GO, Refunding, AGMC Insured, 5.00%,
6/01/29	1,000,000	1,166,870
6/01/34	1,770,000	2,024,420
6/01/39	1,250,000	1,419,813
Clackamas Education Service District GO, AMBAC Insured, 4.125%, 6/01/36	1,000,000	1,027,880
Columbia and Washington Counties School District No. 47J Vernonia GO, 5.00%, 6/15/35	5,175,000	6,008,123
Columbia Gorge Community College District GO, NATL Insured, Pre-Refunded, 5.00%, 6/15/22	1,000,000	1,025,740
Crook County School District GO, Crook and Deschutes Counties, 5.00%,
6/15/34	4,475,000	5,108,168
6/15/37	8,090,000	9,163,381
Deschutes and Jefferson Counties School District No. 2J Redmond GO,
Pre-Refunded, 5.50%, 6/15/34	5,000,000	5,809,500
Series A, NATL RE, FGIC Insured, 5.00%, 6/15/21	85,000	85,298
Deschutes County Hospital Facilities Authority Hospital Revenue, Cascade Healthcare Community Inc., Refunding, 8.25%,
1/01/38	20,000,000	24,597,400
Deschutes County Hospital Facility Authority Hospital Revenue, Cascade Healthcare Community Inc., Series B, AMBAC
Insured, 5.375%, 1/01/35	7,000,000	7,500,010
Eugene Electric Utility System Revenue, Refunding,
5.00%, 8/01/33	10,060,000	11,123,845
Series A, 5.00%, 8/01/40	6,745,000	7,484,926
Eugene Water Utility System Revenue, Refunding, 5.00%, 8/01/40	4,425,000	4,938,610
Hillsboro Hospital Facility Authority Revenue, Hospital Tuality Healthcare Project, Radian Insured, 5.375%,
10/01/26	2,000,000	2,030,300
10/01/31	2,000,000	2,027,800
Independence GO, City Hall Project, AGMC Insured, 5.00%,
6/15/35	2,110,000	2,481,107
6/15/40	3,975,000	4,605,713

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
Jackson County Airport Revenue, Series A, XLCA Insured, 5.25%,
12/01/27	1,000,000	1,111,890
12/01/32	1,000,000	1,075,270
12/01/37	1,475,000	1,542,644
Jackson County School District No. 549C Medford GO,
5.00%, 6/15/33	3,225,000	3,588,458
5.00%, 6/15/34	5,000,000	5,288,100
Series B, AGMC Insured, 5.00%, 12/15/32	5,765,000	6,359,314
Jefferson County School District No. 509J GO,
Refunding, 5.00%, 6/15/30	1,000,000	1,158,550
Refunding, 5.00%, 6/15/31	1,410,000	1,626,647
Series B, 5.00%, 6/15/30	2,000,000	2,317,100
Keizer Special Assessment, Keizer Station Area A Local ID, 5.20%, 6/01/31	2,330,000	2,405,003
Klamath County School District GO, 5.00%,
6/15/29	1,155,000	1,341,914
6/15/30	1,095,000	1,268,612
6/15/31	1,000,000	1,153,650
Lane and Douglas Counties School District No. 28J Fern Ridge GO, Series A, zero cpn. to 6/14/16, 5.00% thereafter,
6/15/26	1,265,000	1,465,730
6/15/30	3,175,000	3,560,858
6/15/33	2,115,000	2,342,764
6/15/36	2,000,000	2,188,080
Lane County Metropolitan Wastewater Management Commission Revenue,
5.25%, 11/01/28	5,000,000	5,738,350
NATL RE, FGIC Insured, 4.75%, 11/01/26	1,615,000	1,731,264
Lane County School District No. 19 Springfield GO, AGMC Insured, zero cpn.,
6/15/27	5,580,000	3,228,867
6/15/28	2,000,000	1,101,820
6/15/29	1,925,000	1,007,256
Lebanon GO, AMBAC Insured, 5.00%,
6/01/25	1,635,000	1,721,884
6/01/27	1,675,000	1,760,710
Medford Hospital Facilities Authority Revenue,
Asante Health System, Refunding, Assured Guaranty, 5.125%, 8/15/40	25,000,000	26,602,750
Asante Health System, Series A, Assured Guaranty, 5.00%, 8/15/40	10,050,000	10,630,588
Rogue Valley Manor, Refunding, 5.00%, 10/01/33	1,500,000	1,638,555
Rogue Valley Manor, Refunding, 5.00%, 10/01/42	9,420,000	10,121,602
Multnomah County David Douglas School District No. 40 GO, Series B, zero cpn.,
6/15/24	1,640,000	1,279,594
6/15/25	1,325,000	984,488
6/15/26	2,585,000	1,835,712
6/15/27	2,655,000	1,803,382
6/15/28	2,495,000	1,612,843
6/15/29	2,595,000	1,598,909
6/15/30	1,885,000	1,106,363
6/15/31	2,030,000	1,132,720
6/15/32	2,000,000	1,068,060
Multnomah County Hospital Facilities Authority Revenue,
Adventist Health System/West, Series A, 5.125%, 9/01/40	6,500,000	7,010,770
Terwilliger Plaza Inc., Refunding, 5.00%, 12/01/29	3,690,000	4,000,772
Multnomah County School District No. 3 Park Rose GO, Series A, 5.00%,
6/30/35	2,000,000	2,293,540
6/30/36	1,500,000	1,712,355
Multnomah County School District No. 7 Reynolds GO, Refunding, 5.00%, 6/01/35	6,605,000	7,667,480
North Bend School District No. 13 GO, Coos County, AGMC Insured, 5.00%, 6/15/22	55,000	55,146
Oregon Health and Science University Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 7/01/21	11,480,000	9,338,406
Series A, 5.875%, 7/01/33	2,500,000	2,918,150
Series A, 5.75%, 7/01/39	13,175,000	15,219,628
Oregon State Department of Administrative Services COP,
Series A, 5.25%, 5/01/39	3,800,000	4,247,298
Series A, AGMC Insured, Pre-Refunded, 5.00%, 5/01/23	2,695,000	2,748,927
Series A, AGMC Insured, Pre-Refunded, 5.00%, 5/01/30	13,205,000	13,469,232
Series B, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 11/01/30	20,100,000	20,983,395
Series C, 5.00%, 11/01/34	8,000,000	8,942,320

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
Oregon State Department of Administrative Services Lottery Revenue, Series A, 5.00%,
4/01/27	17,880,000	20,363,532
4/01/28	18,225,000	20,715,628
4/01/28	5,800,000	6,864,706
4/01/29	1,750,000	1,984,448
4/01/32	5,000,000	5,811,850
Oregon State Department of Transportation Highway User Tax Revenue, senior lien,
Refunding, Series A, 5.00%, 11/15/30	5,000,000	6,036,300
Series A, 5.00%, 11/15/29	3,085,000	3,522,360
Series A, 4.50%, 11/15/32	21,000,000	22,804,740
Series A, 5.00%, 11/15/33	21,530,000	24,414,159
Oregon State Facilities Authority Revenue,
Legacy Health System, Refunding, Series A, 5.00%, 3/15/30	1,500,000	1,630,215
Lewis and Clark College Project, Refunding, Series A, 5.75%, 10/01/41	30,000,000	35,793,000
Limited College Project, Refunding, Series A, 5.00%, 10/01/31	2,000,000	2,223,640
Limited College Project, Refunding, Series A, 5.00%, 10/01/34	2,975,000	3,282,466
Limited College Project, Refunding, Series A, 5.25%, 10/01/40	3,750,000	4,161,900
PeaceHealth, Refunding, Series A, 5.00%, 11/01/39	32,790,000	35,189,572
Reed College Project, Refunding, Series A, 5.00%, 7/01/29	1,500,000	1,705,800
Reed College Project, Refunding, Series A, 4.75%, 7/01/32	2,000,000	2,178,480
Reed College Project, Refunding, Series A, 5.125%, 7/01/41	10,000,000	11,214,700
Samaritan Health Services, Refunding, Series A, 5.25%, 10/01/40	13,990,000	15,048,343
Student Housing, CHF Ashland LLC, Southern Oregon University Project, Assured Guaranty, 5.00%, 7/01/44	8,910,000	9,535,304
University of Portland Projects, Series A, 5.00%, 4/01/32	8,795,000	9,296,315
Willamette University Projects, Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 10/01/35	5,210,000	5,418,035
Oregon State GO,
Alternative Energy Project, Series B, 6.00%, 10/01/26	1,680,000	1,984,231
Elderly and Disabled Housing, Series A, 6.00%, 8/01/15	265,000	265,480
Elderly and Disabled Housing, Series A, 6.00%, 8/01/21	375,000	375,469
Elderly and Disabled Housing, Series A, 5.375%, 8/01/28	1,115,000	1,115,725
Elderly and Disabled Housing, Series A, 4.70%, 8/01/42	3,150,000	3,165,309
Elderly and Disabled Housing, Series B, 6.10%, 8/01/17	345,000	345,531
Elderly and Disabled Housing, Series B, 6.25%, 8/01/23	485,000	485,776
State Board of Higher Education, Refunding, Series B, 5.00%, 8/01/38	1,500,000	1,661,985
State Board of Higher Education, Series A, 5.00%, 8/01/34	5,000,000	5,583,150
State Board of Higher Education, Series A, 5.00%, 8/01/37	5,555,000	6,061,727
State Board of Higher Education, Series A, Pre-Refunded, 5.00%, 8/01/31	1,695,000	1,824,837
State Board of Higher Education, Series A, Pre-Refunded, 5.00%, 8/01/35	6,000,000	6,191,400
State Board of Higher Education, Series A, Pre-Refunded, 5.00%, 8/01/36	2,715,000	2,922,969
State Board of Higher Education, Series B, 5.00%, 8/01/38	5,000,000	5,539,950
State Board of Higher Education, Series C, 5.00%, 8/01/37	1,115,000	1,216,710
Various Projects, Series H, 5.00%, 5/01/36	1,000,000	1,141,260
Veterans' Welfare, Series 92B, 4.625%, 12/01/38	365,000	365,562
Oregon State Housing and Community Services Department Mortgage Revenue, SFM Program,
Refunding, Series G, 5.35%, 7/01/30	2,250,000	2,351,655
Series C, 4.75%, 7/01/42	3,670,000	3,708,572
Philomath School District No. 17J Benton and Polk Counties GO, Series B, zero cpn., 6/15/31	1,000,000	557,990
Port of Portland International Airport Revenue, Series Nineteen, 5.50%, 7/01/38	23,000,000	25,944,000
Portland EDR, Broadway Project, Refunding, Series A, 6.50%, 4/01/35	5,000,000	5,600,600
Portland GO,
Refunding, Series A, 5.00%, 6/01/28	7,840,000	9,074,408
Refunding, Series A, 5.00%, 6/01/29	8,330,000	9,560,508
Refunding, Series A, 5.00%, 6/01/30	8,750,000	10,019,975
Series B, zero cpn., 6/01/21	1,000,000	884,430
Portland Housing Authority MFR, Housing, Lovejoy Station Apartments Project, NATL Insured, 6.00%, 7/01/33	2,000,000	2,002,960
Portland River District Urban Renewal and Redevelopment Tax Allocation,
Refunding, Series B, 5.00%, 6/15/22	1,035,000	1,230,418
Series C, 5.00%, 6/15/28	1,000,000	1,141,910
Series C, 5.00%, 6/15/30	1,000,000	1,134,670
Portland Sewer System Revenue, second lien,
Series A, 5.00%, 3/01/34	25,270,000	28,132,586
Series B, NATL Insured, 5.00%, 6/15/28	5,105,000	5,412,525
Portland Urban Renewal and Redevelopment Tax Allocation,
Interstate Corridor, Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 6/15/24	1,295,000	1,324,876
Interstate Corridor, Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 6/15/25	2,385,000	2,439,354

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
Interstate Corridor, Series B, 5.00%, 6/15/29	1,000,000	1,080,240
Interstate Corridor, Series B, 5.00%, 6/15/30	1,000,000	1,079,040
Interstate Corridor, Series B, 5.00%, 6/15/31	1,000,000	1,077,230
Lents Town Center, Series B, 5.00%, 6/15/27	2,500,000	2,692,350
Lents Town Center, Series B, 5.00%, 6/15/28	1,175,000	1,259,894
Lents Town Center, Series B, 4.75%, 6/15/29	1,000,000	1,056,700
Lents Town Center, Series B, 5.00%, 6/15/30	1,800,000	1,920,726
North Macadam, Series B, 5.00%, 6/15/29	4,250,000	4,543,845
North Macadam, Series B, 5.00%, 6/15/30	4,725,000	5,041,906
Portland Water System Revenue, second lien, Series A, NATL Insured, Pre-Refunded,
4.375%, 10/01/25	3,415,000	3,663,885
4.50%, 10/01/27	1,000,000	1,075,160
4.50%, 10/01/28	3,895,000	4,187,748
Salem Hospital Facility Authority Revenue, Salem Hospital Project, Series A,
5.75%, 8/15/23	10,000,000	11,092,700
5.00%, 8/15/27	11,000,000	11,354,090
5.00%, 8/15/36	9,000,000	9,192,060
Salem-Keizer School District No. 24J GO, Marion and Polk Counties, Series B, zero cpn., 6/15/30	8,500,000	4,913,255
Sherwood GO, Washington County, Refunding, AGMC Insured, 5.00%, 6/01/36	4,240,000	4,666,078
Tillamook and Yamhill Counties School District No. 101 Nestucca Valley GO, AGMC Insured, Pre-Refunded, 5.00%, 6/15/25	1,560,000	1,600,154
Tri-County Metropolitan Transportation District Revenue, Payroll Tax, senior lien, Series A, 5.00%, 9/01/37	11,000,000	12,583,340
Umatilla County Pendleton School District No. 16R GO, Series A, 5.00%, 6/15/37	4,970,000	5,788,807
Washington Clackamas and Yamhill Counties Sherwood School District No. 88J GO,
Series A, NATL Insured, zero cpn., 6/15/26	6,850,000	4,168,773
Series A, NATL Insured, zero cpn., 6/15/27	7,090,000	4,104,756
Series A, NATL Insured, zero cpn., 6/15/28	2,960,000	1,631,374
Series A, NATL Insured, zero cpn., 6/15/29	3,110,000	1,629,764
Series A, NATL Insured, zero cpn., 6/15/30	3,260,000	1,626,870
Series A, NATL Insured, zero cpn., 12/15/31	3,515,000	1,627,375
Series B, NATL Insured, 4.50%, 12/15/31	2,900,000	3,098,998
Washington County GO, Refunding, 4.375%, 6/01/26	1,000,000	1,065,910
Washington County School District No. 15 Forest Grove GO, Series B, zero cpn.,
6/15/29	2,545,000	1,513,104
6/15/30	2,490,000	1,406,750
6/15/31	3,140,000	1,682,412
Washington County School District No. 48J Beaverton GO, Series B, 5.00%,
6/15/32	10,750,000	12,815,827
6/15/33	8,000,000	9,500,400
6/15/34	11,000,000	13,052,930
Yamhill County McMinnville School District No. 40 GO, AGMC Insured, Pre-Refunded, 5.00%, 6/15/28	4,000,000	4,442,880
		996,884,856
U.S. Territories 10.5%
Guam 0.4%
Guam Government Limited Obligation Revenue, Section 30, Series A, 5.625%,
12/01/24	840,000	944,051
12/01/29	3,250,000	3,625,407
		4,569,458
Puerto Rico 10.1%
Children's Trust Fund Tobacco Settlement Revenue, Asset-Backed, Refunding, 5.625%, 5/15/43	10,000,000	9,426,000
Puerto Rico Commonwealth GO, Public Improvement, Refunding,
Series A, 5.50%, 7/01/32	15,000,000	10,865,550
Series A, 5.75%, 7/01/41	15,000,000	10,846,950
Sub Series C-7, NATL Insured, 6.00%, 7/01/28	4,500,000	4,645,530
Puerto Rico Commonwealth Highways and Transportation Authority Highway Revenue, Series Y, Pre-Refunded, 5.50%,
7/01/36	13,000,000	14,065,350
Puerto Rico Electric Power Authority Power Revenue,
Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35	10,000,000	10,280,600
Series WW, 5.25%, 7/01/33	9,690,000	4,993,160
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series M-3, NATL Insured, 6.00%, 7/01/25	15,000,000	16,156,050
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B, 5.50%, 8/01/31	10,000,000	5,283,100
Puerto Rico Sales Tax FICO Sales Tax Revenue,
Capital Appreciation, first subordinate, Series A, zero cpn. to 8/01/16, 6.75% thereafter, 8/01/32	20,000,000	15,017,200
first subordinate, Series A, 5.375%, 8/01/39	9,000,000	6,656,040
first subordinate, Series A, 6.50%, 8/01/44	10,000,000	8,182,300

Franklin Tax-Free Trust
Statement of Investments, November 30, 2014 (unaudited) (continued)
Senior Series C, 5.25%, 8/01/40	2,860,000	2,272,041
		118,689,871
Total U.S. Territories		123,259,329
Total Municipal Bonds (Cost $1,061,569,430) 95.8%		1,120,144,185
Other Assets, less Liabilities 4.2%		48,699,237
Net Assets 100.0%		$1,168,843,422

a Security purchased on a when-issued basis.

ABBREVIATIONS

Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
COP	-	Certificate of Participation
EDR	-	Economic Development Revenue
FGIC	-	Financial Guaranty Insurance Co.
FICO	-	Financing Corp.
GO	-	General Obligation
ID	-	Improvement District
MFR	-	Multi-Family Revenue
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
PBA	-	Public Building Authority
SFM	-	Single Family Mortgage
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited)

p
Franklin Pennsylvania Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 97.8%
Pennsylvania 90.6%
Allegheny County GO,
Series C-60, AGMC Insured, 5.00%, 11/01/27	$3,000,000	$3,196,200
Series C-61, Assured Guaranty, 5.00%, 12/01/33	5,000,000	5,377,700
Series C-65, 5.375%, 5/01/31	5,000,000	5,678,400
Allegheny County Higher Education Building Authority University Revenue, Duquesne University,
5.00%, 3/01/28	3,000,000	3,249,780
5.00%, 3/01/33	1,300,000	1,392,235
Series A, 5.50%, 3/01/31	3,000,000	3,378,540
Series A, XLCA Insured, 5.00%, 3/01/29	5,000,000	5,216,750
Series A, XLCA Insured, 5.00%, 3/01/33	5,630,000	5,844,897
Allegheny County Hospital Development Authority Revenue, University of Pittsburgh Medical Center, Series A, 5.625%,
8/15/39	12,000,000	13,578,720
Allegheny County Sanitary Authority Sewer Revenue,
AGMC Insured, 5.00%, 6/01/40	5,000,000	5,536,250
NATL RE, FGIC Insured, 5.00%, 12/01/37	6,745,000	7,160,425
Refunding, Series A, NATL Insured, 5.00%, 12/01/30	7,000,000	7,239,540
Allentown Parking Authority Revenue, Guaranteed Parking, AGMC Insured, Pre-Refunded, 5.00%, 11/15/35	2,430,000	2,541,367
The Berks County Municipal Authority Revenue, The Reading Hospital and Medical Center Project, Series A, 5.00%,
11/01/44	10,000,000	10,944,100
Bethel Park School District GO, 5.10%, 8/01/33	3,600,000	4,092,480
Bethlehem Area School District GO, AGMC Insured, 5.25%, 1/15/26	6,605,000	7,554,006
Bethlehem GO, Refunding, Series B, AGMC Insured, 6.50%, 12/01/32	4,990,000	5,688,151
Bucks County IDAR, George School Project, 5.00%, 9/15/41	5,000,000	5,525,400
Bucks County Water and Sewer Authority Sewer System Revenue, Refunding, Series A, Assured Guaranty, 5.00%,
12/01/35	2,500,000	2,805,975
Bucks County Water and Sewer Authority Water System Revenue, AGMC Insured, 5.00%, 12/01/41	10,000,000	10,949,500
Butler County Hospital Authority Hospital Revenue, Butler Health System Project, Series B, 7.25%, 7/01/39	4,500,000	5,278,545
Catasauqua Area School District GO, Refunding, AGMC Insured, 5.00%, 2/15/36	6,000,000	6,204,240
Centennial School District Bucks County GO, Series A, 5.00%, 12/15/37	5,855,000	6,698,179
Central Bradford Progress Authority Revenue, Guthrie Health Issue, Refunding, 5.375%, 12/01/41	3,000,000	3,364,080
Chester County IDA Student Housing Revenue, University Student Housing LLC Project at West Chester University of
Pennsylvania, Series A, 5.00%,
8/01/35	500,000	531,005
8/01/45	1,500,000	1,574,070
Clarion County IDA Student Housing Revenue, Clarion University Foundation Inc., Student Housing Project at Clarion
University, Series A, 5.00%, 7/01/45	2,335,000	2,393,865
Commonwealth Financing Authority Revenue, Series B, 5.00%, 6/01/32	5,000,000	5,618,900
Cumberland County Municipal Authority College Revenue, Dickinson College Project, Assn. of Independent Colleges and
Universities of Pennsylvania Financing Program,
Series GG1, NATL Insured, 5.00%, 5/01/34	3,500,000	3,734,815
Series HH1, 5.00%, 11/01/39	1,200,000	1,285,572
Cumberland County Municipal Authority Revenue, Dickinson College Project, 5.00%, 11/01/42	4,500,000	4,904,370
Dallas Area Municipal Authority University Revenue, Misericordia University Project, Refunding, 5.00%, 5/01/37	2,500,000	2,706,625
Dauphin County General Authority Health System Revenue, Pinnacle Health System Project,
Refunding, Series A, 6.00%, 6/01/36	10,000,000	11,767,700
Series A, 5.00%, 6/01/42	15,590,000	16,695,175
Dauphin County General Authority Hospital Revenue, HAPSCO Group Inc., The Western Pennsylvania Hospital Project,
Series B, NATL Insured, ETM, 6.25%, 7/01/16	1,505,000	1,594,984
Deer Lakes School District GO, Assured Guaranty, 5.50%, 4/01/39	7,500,000	8,483,025
Delaware County Authority Revenue,
Cabrini College, Refunding, Radian Insured, 5.875%, 7/01/29	1,140,000	1,141,151
Haverford College, 5.00%, 11/15/40	3,000,000	3,271,200
Health Facilities, Mercy Health Corp. Project, ETM, 6.00%, 12/15/26	10,800,000	11,082,312
Delaware County Authority University Revenue, Neumann University,
5.00%, 10/01/25	1,250,000	1,341,200
5.25%, 10/01/31	1,250,000	1,341,188
Delaware County Vocational and Technical School Authority Lease Revenue, Intermediate No. 25 Project, BAM Insured,
5.00%, 11/01/38	1,250,000	1,359,488
Delaware Valley Regional Finance Authority Local Government Revenue, Series B, AMBAC Insured, 5.60%, 7/01/17	5,000,000	5,503,050

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
East Hempfield Township IDAR, Student Services Inc., Student Housing Project at Millersville University of Pennsylvania,
5.00%, 7/01/45	3,250,000	3,362,125
Erie County Hospital Authority Revenue, Hamot Health Foundation, CIFG Insured, 5.00%, 11/01/35	6,000,000	6,255,120
Erie Higher Education Building Authority College Revenue, Mercyhurst College Project, 5.50%, 3/15/38	2,000,000	2,116,480
Erie Parking Authority Parking Facilities Revenue, Guaranteed, Refunding, AGMC Insured, 5.125%, 9/01/32	4,250,000	4,622,470
Erie Water Authority Water Revenue, AGMC Insured, 5.00%, 12/01/43	7,000,000	7,471,660
Falls Township Authority Water and Sewer Revenue, Guaranteed, 5.00%, 12/01/41	2,210,000	2,398,380
Franklin County IDAR, Chambersburg Hospital Project, 5.375%, 7/01/42	10,000,000	11,038,200
General Authority of Southcentral Pennsylvania Revenue,
Assn. of Independent Colleges and Universities, York College of Pennsylvania Project, 5.75%, 11/01/41	9,500,000	10,596,395
WellSpan Health Obligated Group, Refunding, Series A, 6.00%, 6/01/25	4,270,000	4,815,962
WellSpan Health Obligated Group, Refunding, Series A, 5.00%, 6/01/44	10,000,000	11,160,000
WellSpan Health Obligated Group, Series A, Pre-Refunded, 6.00%, 6/01/25	5,730,000	6,746,101
Indiana County Hospital Authority Hospital Revenue, Indiana Regional Medical Center, Series A, 6.00%, 6/01/39	1,625,000	1,837,127
Lackawanna County GO, Series B, AGMC Insured, 5.00%,
9/01/30	8,100,000	8,435,583
9/01/35	7,500,000	7,775,850
Lancaster Parking Authority Parking Revenue, Guaranteed, Series A, AMBAC Insured, 5.00%,
12/01/32	1,700,000	1,805,196
12/01/35	2,500,000	2,644,375
Latrobe IDA College Revenue, St. Vincent College Project, 5.00%, 5/01/43	4,120,000	4,354,387
Lehigh County Authority Water and Sewer Revenue, City of Allentown Concession, Series A, 5.00%, 12/01/43	5,240,000	5,740,368
Lehigh County General Purpose Authority Revenue, Muhlenberg College Project, 5.25%, 2/01/34	1,500,000	1,653,885
Lehigh County General Purpose Hospital Revenue, Lehigh Valley Health Network, Series B, AGMC Insured, 5.00%, 7/01/35	11,250,000	12,224,700
Luzerne County IDA Water Facility Revenue, Pennsylvania American Water Co. Water Facilities, Refunding, 5.50%,
12/01/39	10,000,000	10,986,100
Lycoming County Authority Health System Revenue, Susquehanna Health System Project, Refunding, Series A, 5.75%,
7/01/39	25,000,000	26,942,750
Lycoming County Authority Revenue, AICUP Financing Program, Lycoming College Project, Series MM1, 5.25%,
11/01/38	1,400,000	1,583,834
11/01/43	1,495,000	1,676,732
Lycoming County Water and Sewer Authority Sewer Revenue, AGMC Insured, 5.00%, 11/15/35	5,835,000	6,265,215
Marple Newtown School District GO, AGMC Insured, 5.00%, 6/01/31	11,225,000	12,405,982
McKeesport Municipal Authority Sewer Revenue, 5.75%, 12/15/39	5,000,000	5,488,400
Monroe County Hospital Authority Hospital Revenue, Pocono Medical Center,
5.00%, 1/01/27	1,000,000	1,044,700
5.125%, 1/01/37	2,000,000	2,069,000
5.25%, 1/01/43	2,000,000	2,062,600
Series A, 5.00%, 1/01/41	4,000,000	4,287,640
Montgomery County Higher Education and Health Authority Revenue, Arcadia University, 5.625%, 4/01/40	5,750,000	6,188,322
Montgomery County IDA Health Facilities Revenue, Jefferson Health System, Series A, 5.00%, 10/01/41	9,600,000	10,413,408
Montgomery County IDAR, FHA Insured, 5.375%, 8/01/38	4,995,000	5,624,820
Montour School District GO, AGMC Insured, 5.00%,
4/01/32	5,000,000	5,348,800
4/01/37	12,500,000	13,307,250
Northampton County General Purpose Authority Hospital Revenue, St. Luke's Hospital Project,
Series A, 5.50%, 8/15/35	10,000,000	10,931,600
Series B, 5.50%, 8/15/33	2,200,000	2,402,884
Northampton County General Purpose Authority Revenue,
Higher Education, Lehigh University, 5.00%, 11/15/39	20,000,000	22,093,000
Lafayette College, Refunding, 5.00%, 11/01/34	20,000,000	22,063,600
Northeastern Hospital and Education Authority Revenue, Wilkes University Project, Series A, 5.25%, 3/01/42	2,400,000	2,563,560
Northeastern York School District GO, Series B, NATL RE, FGIC Insured, 5.00%,
4/01/30	1,000,000	1,057,790
4/01/31	2,000,000	2,113,240
Norwin School District GO, AGMC Insured,
5.00%, 4/01/37	10,000,000	10,323,000
Pre-Refunded, 5.00%, 4/01/35	3,000,000	3,187,530
Owen J. Roberts School District GO, AGMC Insured, 5.00%, 9/01/36	2,710,000	2,956,366
Pennsylvania State Economic Development Financing Authority Revenue, UPMC, Series A, 5.00%, 2/01/45	5,000,000	5,579,650
Pennsylvania State Economic Development Financing Authority Water Facilities Revenue, Aqua Pennsylvania Inc. Project,
Series B, 5.00%, 12/01/43	25,000,000	27,026,000
Pennsylvania State Economic Development Financing Authority Water Facility Revenue, Pennsylvania-American Water Co.
Project, 6.20%, 4/01/39	12,000,000	13,778,160

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
Pennsylvania State GO,
Second Series, 5.00%, 4/15/23	10,000,000	11,519,600
Second Series A, 5.00%, 8/01/25	5,000,000	5,525,250
Pennsylvania State Higher Educational Facilities Authority Revenue,
AICUP Financing Program, Gwynedd Mercy College Project, Series KK1, 5.375%, 5/01/42	1,800,000	1,926,342
AICUP Financing Program, St. Francis University Project, Series JJ2, 6.25%, 11/01/41	3,840,000	4,298,035
Bryn Mawr College, Refunding, 5.00%, 12/01/44	6,365,000	7,233,377
Bryn Mawr College, Refunding, AMBAC Insured, 5.00%, 12/01/37	5,000,000	5,339,250
Drexel University, Series A, NATL Insured, 5.00%, 5/01/37	25,525,000	27,536,625
Edinboro University Foundation, Student Housing Project, 6.00%, 7/01/43	3,500,000	3,813,880
Foundation for Indiana University, Student Housing Project, Refunding, Series B, 5.00%, 7/01/41	1,250,000	1,318,438
La Salle University, Series A, 5.00%, 5/01/37	2,500,000	2,621,925
Philadelphia University, Refunding, 5.00%, 6/01/30	2,295,000	2,440,939
Shippensburg University Student Services Inc. Student Housing Project at Shippensburg University of Pennsylvania,
5.00%, 10/01/35	1,400,000	1,461,628
Shippensburg University Student Services Inc. Student Housing Project at Shippensburg University of Pennsylvania,
6.25%, 10/01/43	7,000,000	7,919,030
Shippensburg University Student Services Inc. Student Housing Project at Shippensburg University of Pennsylvania,
5.00%, 10/01/44	2,000,000	2,048,000
St. Joseph's University, Series A, 5.00%, 11/01/40	15,000,000	16,034,550
State System of Higher Education, Series AF, NATL Insured, 5.00%, 6/15/37	7,000,000	7,491,050
Temple University, First Series, 5.00%, 4/01/42	15,000,000	16,564,950
Temple University, Refunding, NATL Insured, 5.00%, 4/01/28	5,000,000	5,235,200
Temple University, Refunding, NATL Insured, 5.00%, 4/01/33	10,000,000	10,435,300
Thomas Jefferson University, 5.00%, 3/01/40	16,980,000	18,590,044
The Trustees of the University of Pennsylvania, Refunding, Series C, 5.00%, 7/15/38	5,000,000	5,101,950
The Trustees of the University of Pennsylvania, Series A, 5.00%, 9/01/41	25,000,000	27,841,750
University of Pennsylvania Health System, 5.75%, 8/15/41	3,950,000	4,596,852
University of Pennsylvania Health System, Refunding, Series B, 6.00%, 8/15/26	5,000,000	5,757,950
University of Pittsburgh Medical Center, Series E, 5.00%, 5/15/31	13,000,000	14,491,750
University of the Sciences in Philadelphia, 5.00%, 11/01/42	5,000,000	5,378,200
University of the Sciences in Philadelphia, Assured Guaranty, 5.00%, 11/01/32	5,000,000	5,284,900
University of the Sciences in Philadelphia, Refunding, Series A, XLCA Insured, 5.00%, 11/01/36	8,315,000	8,374,951
Widener University, Pre-Refunded, 5.00%, 7/15/31	500,000	514,720
Widener University, Pre-Refunded, 5.00%, 7/15/39	5,750,000	5,919,280
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue, University Properties Inc. Student
Housing Project at East Stroudsburg University of Pennsylvania, 5.00%, 7/01/42	5,500,000	5,727,700
Pennsylvania State Public School Building Authority Community College Revenue, Community College of Philadelphia
Project, 6.00%, 6/15/28	5,000,000	5,571,800
Pennsylvania State Public School Building Authority Lease Revenue, School District of Philadelphia Project, Refunding,
Series B, AGMC Insured, 4.75%, 6/01/30	5,000,000	5,280,600
Pennsylvania State Public School Building Authority Revenue, Career Institute of Technology, NATL RE, FGIC Insured, Pre-
Refunded, 5.00%, 11/15/28	1,000,000	1,021,900
Pennsylvania State Turnpike Commission Turnpike Revenue,
Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.25%, 6/01/38	5,000,000	5,692,000
Series A, AMBAC Insured, 5.00%, 12/01/34	5,000,000	5,000,000
Series A, Assured Guaranty, 5.00%, 6/01/39	20,000,000	21,802,000
Series C, 5.00%, 12/01/43	10,000,000	10,994,900
Series D, 5.125%, 12/01/40	10,000,000	10,940,000
Special, Motor License Fund Enhanced Turnpike, Series A, 5.50%, 12/01/41	5,000,000	5,663,550
Pennsylvania State University Revenue, 5.00%,
9/01/35	1,000,000	1,026,090
3/01/40	1,500,000	1,694,220
Philadelphia Airport Revenue, Series A, AGMC Insured, 5.00%,
6/15/35	5,000,000	5,495,600
6/15/40	5,000,000	5,395,150
Philadelphia Authority for IDR,
The Children's Hospital of Philadelphia Project, Series A, 5.00%, 7/01/42	5,000,000	5,631,750
Cultural and Commercial Corridors Program, Series A, NATL RE, FGIC Insured, 5.00%, 12/01/23	6,205,000	6,650,457
Cultural and Commercial Corridors Program, Series A, NATL RE, FGIC Insured, 5.00%, 12/01/25	5,690,000	6,061,329
International Apartments at Temple University, Series A, 5.625%, 6/15/42	4,000,000	4,160,600
Philadelphia Corp. for Aging Project, Series B, AMBAC Insured, 5.25%, 7/01/31	2,000,000	2,001,120
Philadelphia Gas Works Revenue,
Ninth Series, 5.25%, 8/01/40	5,720,000	6,477,557
Twelfth Series B, NATL Insured, ETM, 7.00%, 5/15/20	555,000	653,651

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
Philadelphia GO,
Refunding, Series A, Assured Guaranty, 5.125%, 8/01/25	5,000,000	5,618,450
Refunding, Series A, Assured Guaranty, 5.25%, 8/01/26	5,000,000	5,620,000
Series A, 5.25%, 7/15/33	5,000,000	5,613,000
Series B, Assured Guaranty, Pre-Refunded, 7.125%, 7/15/38	10,000,000	11,087,700
Philadelphia Hospitals and Higher Education Facilities Authority Revenue, The Children's Hospital of Philadelphia Project,
Series C, 5.00%, 7/01/41	5,000,000	5,583,300
Philadelphia Housing Authority Capital Fund Program Revenue, Series A, AGMC Insured, 5.00%, 12/01/21	5,000,000	5,070,800
Philadelphia Municipal Authority Lease Revenue, 6.50%,
4/01/34	3,250,000	3,762,622
4/01/39	2,500,000	2,878,825
Philadelphia RDAR, Neighborhood Transformation Initiative, Series C, NATL RE, FGIC Insured, 5.00%, 4/15/31	13,565,000	13,655,885
Philadelphia School District GO, Series E,
6.00%, 9/01/38	4,905,000	5,462,748
Pre-Refunded, 6.00%, 9/01/38	95,000	112,837
Philadelphia Water and Wastewater Revenue,
Series A, 5.25%, 1/01/36	3,000,000	3,268,020
Series A, 5.00%, 1/01/41	13,000,000	14,125,670
Series A, 5.125%, 1/01/43	5,000,000	5,508,650
Series A, AGMC Insured, 5.00%, 7/01/29	11,645,000	11,900,957
Series C, AGMC Insured, 5.00%, 8/01/35	7,000,000	7,754,390
Pine-Richland School District GO, Allegheny County, Assured Guaranty, 5.00%, 3/01/39	15,130,000	16,547,984
Reading GO, AGMC Insured, 6.00%, 11/01/28	2,000,000	2,175,880
Scranton School District GO,
Series A, AGMC Insured, 5.00%, 7/15/38	5,430,000	5,814,227
Series C, AGMC Insured, 5.00%, 7/15/38	5,000,000	5,353,800
Scranton-Lackawanna Health and Welfare Authority Revenue, University of Scranton, XLCA Insured, 5.00%, 11/01/37	8,125,000	8,646,950
Snyder County Higher Education Authority University Revenue, Susquehanna University Project, 5.00%, 1/01/38	4,000,000	4,308,840
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial Hospital, Series B, Assured Guaranty, Pre-
Refunded, 5.375%, 7/01/35	10,000,000	12,149,500
Southmoreland School District GO, NATL Insured, Pre-Refunded, 5.00%, 4/01/27	5,025,000	5,105,149
State Public School Building Authority College Revenue, Delaware County Community College Project, AGMC Insured,
5.00%, 10/01/32	1,000,000	1,086,660
State Public School Building Authority School Lease Revenue, The School District of the City of Harrisburg Project, Series A,
Assured Guaranty, 5.00%, 11/15/33	5,000,000	5,387,650
Susquehanna Area Regional Airport Authority Airport System Revenue, Series A, 6.50%, 1/01/38	4,000,000	4,318,000
Swarthmore Borough Authority College Revenue, Swathmore College Project, 5.00%, 9/15/43	1,000,000	1,143,420
Union County Higher Educational Facilities Financing Authority University Revenue, Bucknell University, Series A, 5.00%,
4/01/42	5,000,000	5,614,750
University of Pittsburgh of the Commonwealth System of Higher Education Revenue, University Capital Project,
Refunding, Series C, 5.00%, 9/15/35	5,000,000	5,663,750
Series B, 5.00%, 9/15/31	10,000,000	11,330,900
Washington County IDA College Revenue, Washington and Jefferson College, Refunding,
5.25%, 11/01/30	7,525,000	8,392,557
5.00%, 11/01/36	8,470,000	9,108,384
West Mifflin Area School District GO, Allegheny County, AGMC Insured, 5.125%, 4/01/31	1,000,000	1,102,140
Whitehall-Coplay School District GO, Lehigh County, Series A, AGMC Insured, 5.375%, 11/15/34	6,000,000	6,767,940
Wilkes-Barre Finance Authority Revenue, Wilkes University Project, Refunding, 5.00%, 3/01/37	4,500,000	4,579,920
Wyoming Area School District GO, Refunding, Series A, NATL Insured, 5.00%, 9/01/26	5,005,000	5,165,310
		1,185,996,707
U.S. Territories 7.2%
Puerto Rico 6.4%
Puerto Rico Commonwealth GO, Public Improvement,
Refunding, Series A-4, AGMC Insured, 5.25%, 7/01/30	5,000,000	5,053,200
Series A, 5.00%, 7/01/29	4,000,000	2,906,160
Series A, 5.00%, 7/01/33	7,800,000	5,433,870
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/42	5,000,000	2,500,450
Series TT, 5.00%, 7/01/32	5,100,000	2,551,122
Series XX, 5.25%, 7/01/40	16,020,000	8,252,863
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B, 5.50%, 8/01/31	10,000,000	5,283,100
Puerto Rico Sales Tax FICO Sales Tax Revenue,
first subordinate, Series A, 5.375%, 8/01/39	15,000,000	11,093,400
first subordinate, Series A, 6.00%, 8/01/42	34,000,000	26,559,100
first subordinate, Series C, 5.50%, 8/01/40	15,000,000	11,316,750

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
Refunding, Senior Series C, 5.00%, 8/01/46	3,750,000	2,806,950
		83,756,965
U.S. Virgin Islands 0.8%
Virgin Islands PFAR,
Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33	5,000,000	5,000,000
senior lien, Refunding, Series B, 5.00%, 10/01/25	5,500,000	6,047,855
		11,047,855
Total U.S. Territories		94,804,820
Total Municipal Bonds (Cost $1,223,200,338) 97.8%		1,280,801,527
Other Assets, less Liabilities 2.2%		28,656,835
Net Assets 100.0%		$1,309,458,362

ABBREVIATIONS
Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BAM	-	Build America Mutual Assurance Co.
CIFG	-	CDC IXIS Financial Guaranty
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
FHA	-	Federal Housing Authority/Agency
FICO	-	Financing Corp.
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
IDAR	-	Industrial Development Authority Revenue
IDR	-	Industrial Development Revenue
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
PFAR	-	Public Financing Authority Revenue
RDAR	-	Redevelopment Agency Revenue
XLCA	-	XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited)

Franklin Virginia Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 97.7%
Virginia 82.0%
Bristol Utility System Revenue, AGMC Insured, ETM, 5.00%, 7/15/21	$1,245,000	$1,424,566
Capital Region Airport Commission Airport Revenue, Series A, AGMC Insured, 5.00%,
7/01/31	2,000,000	2,198,140
7/01/38	5,895,000	6,318,909
Charlotte County IDA Hospital Revenue, Halifax Regional Hospital Inc., 5.00%, 9/01/37	2,500,000	2,683,275
Chesterfield County EDA, PCR, Virginia Electric and Power Co. Project, Refunding, Series A, 5.00%, 5/01/23	5,000,000	5,603,250
Chesterfield County EDA Revenue, Bon Secours Health System Inc.,
Series C-1, AGMC Insured, 5.00%, 11/01/42	2,250,000	2,438,730
Series C-2, Assured Guaranty, 5.00%, 11/01/42	8,000,000	8,684,480
Fairfax County EDA Transportation District Improvement Revenue, Silver Line Phase I Project, 5.00%, 4/01/36	10,000,000	11,019,000
Fairfax County IDAR, Health Care, Inova Health System Project,
Refunding, Series C, 5.00%, 5/15/25	3,500,000	4,025,385
Series A, 5.50%, 5/15/35	10,000,000	11,469,200
Greater Richmond Convention Center Authority Hotel Tax Revenue, Refunding, NATL Insured, 5.00%, 6/15/30	6,000,000	6,154,440
Hampton Roads Sanitation District Wastewater Revenue,
Pre-Refunded, 5.00%, 4/01/33	3,670,000	4,179,029
Refunding, 5.00%, 4/01/33	6,330,000	6,983,446
Refunding, 5.00%, 4/01/38	16,000,000	17,646,240
Harrisonburg IDAR, Hospital Facilities, Rockingham Memorial Hospital, AMBAC Insured, 5.00%,
8/15/42	8,095,000	8,297,375
8/15/46	15,000,000	15,349,950
Henrico County EDA Revenue, Bon Secours Health System Inc., Refunding, 5.00%, 11/01/30	7,000,000	7,801,780
Hopewell Sewer System Revenue, Refunding, Series A, 5.00%, 7/15/42	4,850,000	5,336,310
Lexington IDA Educational Facilities Revenue,
VMI Development Board Inc. Project, Series C, 5.00%, 12/01/36	5,000,000	5,568,800
Washington and Lee University, 5.00%, 1/01/43	10,000,000	11,165,300
Loudoun County Sanitation Authority Water and Sewer Revenue, Pre-Refunded, 5.00%, 1/01/33	15,060,000	15,117,679
Manassas Park GO, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 4/01/29	5,545,000	6,123,066
Middle River Regional Jail Authority Jail Facility Revenue, NATL Insured, 5.00%, 5/15/28	1,000,000	1,012,960
Montgomery County IDA Public Facilities Lease Revenue, Public Projects, 5.00%, 2/01/29	6,500,000	7,092,215
Newport News EDA, EDR, Series A, Pre-Refunded, 5.00%, 1/15/31	5,870,000	6,178,645
Norfolk GO, Capital Improvement, Refunding,
Series A, 5.00%, 8/01/32	5,845,000	6,832,571
Series C, 5.00%, 10/01/42	7,825,000	8,701,478
Northwestern Regional Jail Authority Jail Facilities Revenue, NATL Insured, Pre-Refunded, 5.00%, 7/01/33	2,600,000	2,672,488
Patrick County EDA Lease Revenue, School Projects, Assured Guaranty, 5.25%, 3/01/39	6,435,000	6,991,306
Pittsylvania County School GO, Series B, 5.75%, 2/01/30	5,800,000	6,749,808
Portsmouth GO, Public Utility, Refunding, Series A, 5.00%, 7/15/41	10,000,000	11,207,800
Prince William County IDA Health Care Facilities Revenue, Novant Health Obligation Group, Prince William Hospital,
Refunding, Series B, 5.00%, 11/01/46	10,000,000	10,884,200
Prince William County IDA Revenue, George Mason University Foundation, Prince William Life Sciences Lab LLC Project,
Series AA, 5.125%, 9/01/41	3,200,000	3,513,856
Prince William County Service Authority Water and Sewer System Revenue,
Pre-Refunded, 5.00%, 7/01/32	1,255,000	1,289,613
Refunding, 5.00%, 7/01/32	495,000	507,276
Richmond Public Utility Revenue,
AGMC Insured, Pre-Refunded, 5.00%, 1/15/35	3,500,000	3,519,880
Refunding, Series A, 5.00%, 1/15/35	11,495,000	12,697,607
Refunding, Series A, 5.00%, 1/15/43	10,000,000	11,353,900
Riverside Regional Jail Authority Jail Facility Revenue, NATL Insured, 5.00%,
7/01/28	7,000,000	7,492,100
7/01/32	22,000,000	23,495,120
Roanoke County EDA Lease Revenue, Public Facility Projects, Assured Guaranty, 5.125%, 10/15/37	10,000,000	10,747,300
Roanoke EDA Hospital Revenue, Carilion Clinic Obligated Group, Refunding, 5.00%, 7/01/33	10,615,000	11,807,171
Roanoke IDA Hospital Revenue, Carilion Health System Obligated Group, Series B,
AGMC Insured, 5.00%, 7/01/38	3,950,000	4,385,014
Assured Guaranty, Pre-Refunded, 5.00%, 7/01/38	50,000	59,744
Smyth County GO, Public Improvement, Series A, 5.00%, 11/01/31	4,145,000	4,689,239
Stafford County and Staunton IDAR, Virginia Municipal League Assn. of Counties Finance Program,
Series A, NATL Insured, Pre-Refunded, 5.25%, 8/01/31	5,000,000	5,403,650

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
Series C, NATL Insured, 5.00%, 8/01/35	1,395,000	1,406,300
Series C, NATL Insured, Pre-Refunded, 5.00%, 8/01/35	6,340,000	6,542,246
Series E, XLCA Insured, 5.00%, 8/01/37	3,985,000	4,141,292
Stafford County EDA Hospital Facilities Revenue, Medicorp Health System Obligated Group, 5.25%, 6/15/37	5,000,000	5,064,500
Suffolk GO, Refunding, 5.00%,
2/01/41	10,000,000	11,206,600
6/01/42	10,000,000	11,241,300
University of Virginia Revenue, General,
5.00%, 6/01/37	2,780,000	2,835,822
Pre-Refunded, 5.00%, 6/01/37	6,155,000	6,303,397
Refunding, 5.00%, 6/01/40	17,750,000	19,716,345
Refunding, Series A, 5.00%, 6/01/43	15,000,000	17,174,400
Virginia Beach Development Authority Public Facility Revenue, Series A, 5.00%, 7/15/27	5,635,000	6,105,804
Virginia College Building Authority Educational Facilities Revenue,
Liberty University Projects, 5.25%, 3/01/29	2,860,000	3,298,924
Liberty University Projects, 5.00%, 3/01/41	26,855,000	29,897,134
Public Higher Education Financing Program, Series A, 5.00%, 9/01/33	4,010,000	4,489,556
Virginia Port Authority Port Facilities Revenue, Refunding, 5.00%, 7/01/40	6,000,000	6,552,540
Virginia State HDA Commonwealth Mortgage Revenue, Series C, Sub Series C-5, 4.80%, 7/01/38	8,500,000	9,189,775
Virginia State HDA Revenue, Rental Housing,
Series B, 5.625%, 6/01/39	7,240,000	7,812,177
Series B, 5.00%, 6/01/45	3,050,000	3,215,066
Series E, 5.00%, 10/01/44	6,540,000	6,850,127
Series F, 5.05%, 12/01/44	12,125,000	12,649,042
Series F, 5.00%, 4/01/45	2,125,000	2,236,393
Virginia State Public School Authority Revenue, Refunding, Series B, 5.00%, 8/01/24	10,000,000	12,395,200
Virginia State Public School Authority Special Obligation Fluvanna County Revenue, School Financing, Pre-Refunded,
6.00%, 12/01/32	5,000,000	5,989,550
Virginia State Resources Authority Infrastructure and State Moral Obligation Revenue, Virginia Pooled Financing Program,
Series B, 5.00%, 11/01/41	9,410,000	10,689,760
Virginia State Resources Authority Infrastructure Revenue,
Senior Series A, 5.00%, 11/01/31	1,835,000	2,000,150
Senior Series A, 5.00%, 11/01/36	4,085,000	4,452,650
Senior Series A, Pre-Refunded, 5.00%, 11/01/31	3,165,000	3,440,608
Senior Series A, Pre-Refunded, 5.00%, 11/01/36	830,000	902,276
Virginia Pooled Financing Program, Senior Series A, 5.00%, 11/01/38	1,600,000	1,785,440
Virginia Pooled Financing Program, Senior Series B, Pre-Refunded, 5.00%, 11/01/32	2,360,000	2,656,274
Virginia Pooled Financing Program, Senior Series B, Pre-Refunded, 5.00%, 11/01/32	145,000	163,653
Virginia State Small Business Financing Authority Healtcare Facilities Revenue, Sentara Healthcare, Refunding, 5.00%,
11/01/40	23,000,000	25,017,560
Winchester IDA Hospital Revenue, Valley Health System Obligated Group, Series E, 5.625%, 1/01/44	3,350,000	3,695,888
		585,991,040
District of Columbia 8.6%
Metropolitan Washington D.C. Airports Authority Airport System Revenue, Refunding,
Series A, 5.00%, 10/01/35	12,000,000	13,638,120
Series A, AGMC Insured, 5.00%, 10/01/32	10,000,000	10,600,500
Series B, BHAC Insured, 5.00%, 10/01/29	3,000,000	3,449,430
Series C, 5.125%, 10/01/34	6,450,000	7,229,482
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue, first senior lien, Series A,
5.00%, 10/01/39	10,000,000	10,812,800
5.25%, 10/01/44	12,000,000	13,108,680
Washington State Metropolitan Area Transit Authority Gross Revenue, Transit, Series A, 5.125%, 7/01/32	2,000,000	2,268,320
		61,107,332
U.S. Territories 7.1%
Puerto Rico 7.1%
Puerto Rico Commonwealth GO, Public Improvement,
Refunding, Series B, 6.00%, 7/01/39	5,000,000	3,702,900
Series A, 6.00%, 7/01/38	5,000,000	3,703,500
Puerto Rico Commonwealth Highways and Transportation Authority Highway Revenue, Series Y, Pre-Refunded, 5.50%,
7/01/36	4,500,000	4,868,775
Puerto Rico Electric Power Authority Power Revenue,
Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35	3,000,000	3,084,180
Series RR, XLCA Insured, Pre-Refunded, 5.00%, 7/01/30	1,000,000	1,028,060
Series WW, 5.50%, 7/01/38	5,200,000	2,678,936

Franklin Tax-Free Trust

Statement of Investments, November 30, 2014 (unaudited) (continued)
Series XX, 5.25%, 7/01/40	8,400,000	4,327,344
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate,
Series A, 5.375%, 8/01/39	6,000,000	4,437,360
Series A, 6.00%, 8/01/42	20,000,000	15,623,000
Series C, 5.50%, 8/01/40	10,000,000	7,544,500
		50,998,555
Total Municipal Bonds (Cost $667,592,590) 97.7%		698,096,927
Other Assets, less Liabilities 2.3%		16,204,056
Net Assets 100.0%		$714,300,983

ABBREVIATIONS
Selected Portfolio

AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
EDA	Economic Development Authority
EDR	Economic Development Revenue
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Co.
FICO	Financing Corp.
GO	General Obligation
HDA	Housing Development Authority/Agency
IDA	Industrial Development Authority/Agency
IDAR	Industrial Development Authority Revenue
NATL	National Public Financial Guarantee Corp.
PCR	Pollution Control Revenue
XLCA	XL Capital Assurance

Franklin Tax-Free Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, consisting of twenty-four separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At November 30, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin Alabama Tax-	Franklin Arizona Tax-	Franklin Colorado Tax-	Franklin Connecticut
	Free Income Fund	Free Income Fund	Free Income Fund	Tax-Free Income Fund

Cost of investments	$255,779,838	$857,526,992	$625,595,555	$359,732,387

Unrealized appreciation	$16,233,088	$65,375,515	$51,860,309	$21,678,977
Unrealized depreciation	(3,211,524)	(18,158,885)	(13,494,787)	(7,248,412)
Net unrealized appreciation (depreciation)	$13,021,564	$47,216,630	$38,365,522	$14,430,565

		Franklin Federal	Franklin Federal
	Franklin Double Tax-	Intermediate-Term	Limited-Term Tax-	Franklin Florida Tax-
	Free Income Fund	Tax-Free Income Fund	Free Income Fund	Free Income Fund

Cost of investments	$242,341,013	$4,085,507,591	$1,099,222,068	$733,539,661

Unrealized appreciation	$12,406,509	$271,371,210	$17,401,829	$68,146,017
Unrealized depreciation	(35,514,334)	(6,986,271)	(240,881)	(24,491,834)
Net unrealized appreciation (depreciation)	$(23,107,825)	$264,384,939	$17,160,948	$43,654,183

	Franklin Georgia Tax-	Franklin High-Yield Tax-	Franklin Insured Tax-	Franklin Kentucky Tax-
	Free Income Fund	Free Income Fund	Free Income Fund	Free Income Fund

Cost of investments	$475,287,637	$7,397,712,061	$1,951,757,532	$147,516,154

Unrealized appreciation	$39,736,020	$953,724,611	$157,991,347	$12,748,713
Unrealized depreciation	(7,663,573)	(253,652,496)	(171)	(2,143,254)
Net unrealized appreciation (depreciation)	$32,072,447	$700,072,115	$157,991,176	$10,605,459

			Franklin
	Franklin Louisiana Tax-	Franklin Maryland Tax-	Massachusetts Tax-	Franklin Michigan Tax-
	Free Income Fund	Free Income Fund	Free Income Fund	Free Income Fund

Cost of investments	$366,873,986	$528,164,728	$463,989,390	$990,486,893

Unrealized appreciation	$28,725,248	$30,450,930	$32,612,965	$59,360,974
Unrealized depreciation	(6,534,958)	(12,189,540)	(364,378)	(19,285,820)
Net unrealized appreciation (depreciation)	$22,190,290	$18,261,390	$32,248,587	$40,075,154

	Franklin Minnesota	Franklin Missouri Tax-	Franklin New Jersey	Franklin North Carolina
	Tax-Free Income Fund	Free Income Fund	Tax-Free Income Fund	Tax-Free Income Fund

Cost of investments	$956,511,149	$1,042,760,725	$1,167,724,587	$1,022,841,308

Unrealized appreciation	$71,756,254	$69,144,575	$80,331,574	$69,947,012
Unrealized depreciation	(613,130)	(28,749,395)	(26,795,776)	(30,149,648)
Net unrealized appreciation (depreciation)	$71,143,124	$40,395,180	$53,535,798	$39,797,364

Franklin Ohio Tax-Free		Franklin Oregon Tax-	Franklin Pennsylvania	Franklin Virginia Tax-
	Income Fund	Free Income Fund	Tax-Free Income Fund	Free Income Fund

Cost of investments	$1,440,150,720	$1,061,258,294	$1,225,424,618	$667,526,770

Unrealized appreciation	$94,123,939	$83,894,437	$92,168,150	$47,265,895
Unrealized depreciation	(687,208)	(25,008,546)	(36,791,241)	(16,695,738)
Net unrealized appreciation (depreciation)	$93,436,731	$58,885,891	$55,376,909	$30,570,157

4. CONCENTRATION OF RISK

Each of the Funds invests a large percentage of its total assets in obligations of issuers within its respective state, U.S. territories, and the District of Columbia, except for the Franklin Federal Intermediate-Term Tax-Free Income Fund, Franklin Federal Limited-Term Tax-Free Income Fund, Franklin High Yield Tax-Free Income Fund, and Franklin Insured Tax-Free Income Fund. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states, U.S. territories, and the District of Columbia. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

5. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of November 30, 2014, in valuing the Funds’ assets carried at fair value, is as follows:

$-

	Level 1	Level 2	Level 3	Total
Franklin Alabama Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$-	$268,801,402	$-	$268,801,402

Franklin Arizona Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$-	$904,743,622	$-	$904,743,622

Franklin Colorado Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$-	$663,961,077	$-	$663,961,077

Franklin Connecticut Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$-	$374,162,952	$-	$374,162,952

Franklin Double Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$-	$219,233,188	$-	$219,233,188

Franklin Federal Intermediate-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$-	$4,172,207,530	$-	$4,172,207,530
Short Term Investments		177,685,000	-	177,685,000
Total Investments in Securities	$-	$4,349,892,530	$-	$4,349,892,530

Franklin Federal Limited-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$-	$999,815,964	$-	$999,815,964
Short Term Investments		116,567,052	-	116,567,052
Total Investments in Securities	$-	$1,116,383,016	$-	$1,116,383,016

Franklin Florida Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$-	$777,193,844	$-	$777,193,844

Franklin Georgia Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$-	$507,360,084	$-	$507,360,084
Total Investments in Securities	$-	$507,360,084	$-	$507,360,084

Franklin High-Yield Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$-	$7,926,766,576	$7,617,600	$7,934,384,176
Short Term Investments		163,400,000	-	163,400,000
Total Investments in Securities	$-	$8,090,166,576	$7,617,600	$8,097,784,176

Franklin Insured Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$-	$2,109,748,708	$-	$2,109,748,708

Franklin Kentucky Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$-	$158,121,613	$-	$158,121,613

Franklin Louisiana Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$-	$389,064,276	$-	$389,064,276

Franklin Maryland Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$-	$546,426,118	$-	$546,426,118

Franklin Massachusetts Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$-	$496,237,977	$-	$496,237,977

Franklin Michigan Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$-	$1,030,562,047	$-	$1,030,562,047

Franklin Minnesota Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$-	$1,027,654,273	$-	$1,027,654,273

Franklin Missouri Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$-	$1,083,155,905	$-	$1,083,155,905

Franklin New Jersey Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$-	$1,221,260,385	$-	$1,221,260,385

Franklin North Carolina Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$-	$1,062,638,672	$-	$1,062,638,672

Franklin Ohio Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$-	$1,533,587,451	$-	$1,533,587,451

Franklin Oregon Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$ -	$1,120,144,185	$-	$1,120,144,185

Franklin Pennsylvania Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$ -	$1,280,801,527	$-	$1,280,801,527

Franklin Virginia Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$ -	$698,096,927	$-	$698,096,927

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

6. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TAX-FREE TRUST

By   /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

       Date  January 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  January 27, 2015

By   /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  January 27, 2015